SUMMIT
MUTUAL
FUNDS

SEMIANNUAL
 REPORT

MARCH 31, 2003

 SUMMIT APEX SERIES
-----------------------------
S&P 500 INDEX FUND
S&P MIDCAP 400 INDEX FUND
RUSSELL 2000 SMALL CAP INDEX FUND
NASDAQ-100 INDEX FUND
EAFE INTERNATIONAL INDEX FUND
TOTAL SOCIAL IMPACT FUND
BALANCED INDEX FUND
LEHMAN AGGREGATE BOND INDEX FUND
EVEREST FUND
BOND FUND
SHORT-TERM GOVERNMENT FUND
HIGH YIELD BOND FUND
MONEY MARKET FUND

[SUMMIT MUTUAL FUNDS LOGO]

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                        SEMIANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message from the President..................................    1

Investment Review
    S&P 500 Index Fund......................................    2
    S&P MidCap 400 Index Fund...............................    3
    Russell 2000 Small Cap Index Fund.......................    4
    Nasdaq-100 Index Fund...................................    5
    EAFE International Index Fund...........................    6
    Total Social Impact Fund................................    7
    Balanced Index Fund.....................................    8
    Lehman Aggregate Bond Index Fund........................    9
    Everest Fund............................................   10
    Bond Fund...............................................   11
    Short-term Government Fund..............................   12
    High Yield Bond Fund....................................   13
    Money Market Fund.......................................   14

Statements of Assets and Liabilities........................   15

Statements of Operations....................................   19

Statements of Changes in Net Assets.........................   23

Schedule of Investments
    S&P 500 Index Fund......................................   29
    S&P MidCap 400 Index Fund...............................   34
    Russell 2000 Small Cap Index Fund.......................   38
    Nasdaq-100 Index Fund...................................   55
    EAFE International Index Fund...........................   57
    Total Social Impact Fund................................   63
    Balanced Index Fund.....................................   68
    Lehman Aggregate Bond Index Fund........................   74
    Everest Fund............................................   76
    Bond Fund...............................................   77
    Short-term Government Fund..............................   80
    High Yield Bond Fund....................................   81
    Money Market Fund.......................................   83

Notes to Financial Statements...............................   84

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS AND BENEFICIAL OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                   MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

We are pleased to send you the Semiannual report for the Summit Mutual Funds, a family of funds able to fulfill all your investment needs. We are pleased to welcome new shareholders of the Funds who have joined our family, either directly or as an investment option through a 401(k) plan.

Unless you are in the investment business, chances are that you may not have heard of our fund family except through a trusted financial advisor. This is due in part to our origin as an investment manager of predominantly institutional assets. We have taken the strengths of our institutional money management business -- teams of experienced and focused investment professionals -- combined with offering a very cost efficient mutual fund family and dedicated these resources to prudently managing your assets.

INVESTMENT ENVIRONMENT
As the war in Iraq became a reality, Wall Street Bears once again dominated the action in the first quarter of 2003; the result was a decline in most equity indices. The S&P 500 Index fell 3% in the first quarter -- offsetting some of the strong fourth quarter when the S&P climbed 8%. Investors remained skittish due to the uncertainty caused by heightened geopolitical risks in the Mid East and North Korea, a weakening economy, disappointing corporate profits, and rising unemployment. At the end of the first quarter, all broad-based equity indices were in negative territory. Mid-cap stocks, which had outperformed both large and small cap stocks for 2002, fared worse as evidenced by the S&P 400 Mid Cap Index declining 4% for the quarter. International stocks (as represented by the MSCI EAFE Index) were weakened by a downturn in the global economy and declined 9% in the first quarter.

Economic activity remained weak during the reporting period and data was decidedly mixed, with general weakness in the business sector offset by a resilient consumer who refinanced and continued to spend. As conflict became more certain with Iraq, consumer confidence measures declined markedly to levels not seen since the aftermath of September 11.

Interest rates were largely unchanged in the first quarter of 2003 despite declining stock prices, a weaker than expected economy, benign inflation, and Iraq war fears. The Lehman Brothers Aggregate Bond Index rose slightly more than 1% in the first quarter. The 10-year U.S. Treasury rate was virtually unchanged at 3.8%, and up less than .25% in the past six months. The Federal Reserve eased rates only once in 2002 -- a November .50% cut in the Fed funds rate to 1.25% -- a departure from the aggressive easing in 2001, when the Fed lowered interest rates eleven times. Corporate bonds, including high yield, performed well in the first quarter as investors took advantage of historically wide credit quality spreads.

For all types of investors, recent months have been tumultuous. However, the dark clouds on the investment horizon may be dissipating. Given this uncertain market environment, our message has not changed and is crystal clear -- expect market volatility, maintain a long-term investment horizon, and ensure your investment strategy is appropriate for your risk tolerance. One way to dampen volatility in a portfolio is to properly diversify your investments, both within and across asset sectors, utilizing cash equivalents, bonds, and stocks. With its broad range of funds, Summit Funds should be the foundation of your diversified plan.

Many investors have found their investment portfolios to be underweighted or have very little allocation to fixed income. Bear markets remind us of the benefit of owning a diversified portfolio with both stocks and bonds. Despite 40 year lows in interest rates, prudent investors may want to consider four well-managed fixed income options:

  - SUMMIT SHORT-TERM GOVERNMENT FUND -- an actively managed fund that invests only in obligations of U.S. Treasuries and agencies. In addition, this fund has less exposure to interest rate movements due to its holdings of shorter maturity securities.

  - SUMMIT LEHMAN AGGREGATE BOND INDEX FUND -- an index fund designed to mirror the returns offered by the universe of investment grade fixed income securities contained in the Lehman Brothers Aggregate Bond Index.

  - SUMMIT BOND FUND -- an actively managed fixed income that invests in all sectors of the fixed income marketplace including U.S. Treasuries and agencies, corporate bonds, and mortgage- and asset-backed securities while maintaining interest rate exposure similar to that found in the overall bond market.

  - SUMMIT HIGH YIELD BOND FUND -- an actively managed fund that invests in fixed income securities issued by below investment grade issuers.

"BEAR MARKETS REMIND US OF THE BENEFIT OF OWNING A DIVERSIFIED PORTFOLIO WITH BOTH STOCKS AND BONDS"

To learn more about your funds' performance and investment philosophy please visit the Summit Mutual Funds' web site at www.summitfunds.com or contact your trusted financial advisor.

We thank you for the trust that you have placed in us.

Sincerely,

/s/ Steven R. Sutermeister

Steven R. Sutermeister
President

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index (the "Index").

STRATEGY - The Summit Apex S&P 500 Index Fund (the "Fund") will remain fully invested in stocks included in the S&P 500 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses. The Fund returned 4.74% (before contract fees and expenses) for the six-month period ended March 31, 2003. The underlying index, by comparison, Index returned 5.02%.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $124.1 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $6.6 Billion
      Dividend Yield:                                      1.89%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT S&P 500 INDEX FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR   SINCE INCEPTION
                                                         -25.11%          -16.48%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT S&P 500 INDEX FUND  S&P 500 INDEX
Mar-2000                    $10,000        $10,000
Apr-2000                     $9,700         $9,699
May-2000                     $9,500         $9,500
Jun-2000                     $9,730         $9,734
Jul-2000                     $9,580         $9,582
Aug-2000                    $10,170        $10,177
Sep-2000                     $9,629         $9,640
Oct-2000                     $9,589         $9,599
Nov-2000                     $8,826         $8,842
Dec-2000                     $8,876         $8,886
Jan-2001                     $9,178         $9,201
Feb-2001                     $8,343         $8,363
Mar-2001                     $7,809         $7,834
Apr-2001                     $8,413         $8,441
May-2001                     $8,463         $8,498
Jun-2001                     $8,261         $8,291
Jul-2001                     $8,170         $8,210
Aug-2001                     $7,656         $7,697
Sep-2001                     $7,040         $7,076
Oct-2001                     $7,172         $7,211
Nov-2001                     $7,716         $7,764
Dec-2001                     $7,783         $7,832
Jan-2002                     $7,661         $7,718
Feb-2002                     $7,513         $7,569
Mar-2002                     $7,791         $7,854
Apr-2002                     $7,316         $7,378
May-2002                     $7,259         $7,324
Jun-2002                     $6,740         $6,802
Jul-2002                     $6,214         $6,273
Aug-2002                     $6,251         $6,313
Sep-2002                     $5,571         $5,628
Oct-2002                     $6,058         $6,122
Nov-2002                     $6,411         $6,482
Dec-2002                     $6,032         $6,102
Jan-2003                     $5,872         $5,943
Feb-2003                     $5,781         $5,853
Mar-2003                     $5,835         $5,910

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      Microsoft Corp.                                              3.16%
      General Electric                                             3.09%
      Exxon Mobil Corp.                                            2.87%
      Wal-Mart Stores                                              2.80%
      Pfizer, Inc.                                                 2.34%
      Citigroup Inc.                                               2.16%
      Johnson & Johnson                                            2.10%
      International Business Machines                              1.61%
      American International Group                                 1.57%
      S&P 500 Depositary Receipts                                  1.51%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                     18.9%
Health Care                   14.9%
Information Technology        14.1%
Consumer Discretionary        13.1%
Industrials                   10.8%
Consumer Staples               8.7%
Energy                         5.9%
Short-Term, Futures, & Other   4.8%
Telecommunication Services     3.5%
Utilities                      2.7%
Materials                      2.6%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                    S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The Summit Apex S&P MidCap 400 Index Fund (the "Fund") will remain fully invested in stocks included in the S&P 400 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The goal of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and that of the Index before fees and expenses. Index members represent a diverse group of "medium-sized" companies with market capitalizations of approximately $1.5 billion. For the six month period ended March 31, 2003, the Fund returned 0.89% (before contract fees and expenses) versus an Index return of 1.14%.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $19.9 Million
      Number of Equity Holdings:                           400
      Median Cap Size:                                     $1.5 Billion
      Dividend Yield:                                      1.28%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT S&P MIDCAP FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR   SINCE INCEPTION
                                                      -23.91%           -6.34%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT S&P MIDCAP 400 INDEX FUND  S&P MIDCAP 400 INDEX
Mar-2000                           $10,000               $10,000
Apr-2000                            $9,600                $9,650
May-2000                            $9,490                $9,531
Jun-2000                            $9,610                $9,671
Jul-2000                            $9,760                $9,823
Aug-2000                           $10,831               $10,920
Sep-2000                           $10,741               $10,845
Oct-2000                           $10,370               $10,478
Nov-2000                            $9,606                $9,687
Dec-2000                           $10,324               $10,427
Jan-2001                           $10,517               $10,660
Feb-2001                            $9,907               $10,052
Mar-2001                            $9,154                $9,305
Apr-2001                           $10,161               $10,332
May-2001                           $10,387               $10,573
Jun-2001                           $10,336               $10,530
Jul-2001                           $10,183               $10,373
Aug-2001                            $9,837               $10,034
Sep-2001                            $8,613                $8,786
Oct-2001                            $8,991                $9,175
Nov-2001                            $9,653                $9,858
Dec-2001                           $10,148               $10,366
Jan-2002                           $10,087               $10,314
Feb-2002                           $10,089               $10,326
Mar-2002                           $10,803               $11,064
Apr-2002                           $10,750               $11,012
May-2002                           $10,563               $10,826
Jun-2002                            $9,782               $10,034
Jul-2002                            $8,835                $9,061
Aug-2002                            $8,871                $9,107
Sep-2002                            $8,147                $8,374
Oct-2002                            $8,499                $8,736
Nov-2002                            $8,986                $9,241
Dec-2002                            $8,613                $8,861
Jan-2003                            $8,358                $8,603
Feb-2003                            $8,156                $8,398
Mar-2003                            $8,220                $8,468

                                TOP 10 HOLDINGS

                                                      (% OF NET ASSETS)
                                                     --------------------
S&P MidCap 400 Depositary Receipts                           4.77%
Gilead Sciences, Inc.                                        0.98%
M&T Bank Corp.                                               0.90%
Washington Post                                              0.78%
Affiliated Computer                                          0.70%
Mylan Laboratories                                           0.66%
IDEC Pharmaceuticals Corporation                             0.64%
Weatherford International Ltd.                               0.59%
National Commerce Financial                                  0.59%
Greenpoint Financial Corp.                                   0.55%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Short-Term, Futures & Other  18.2%
Financial                    16.2%
Consumer Discretionary       13.7%
Health Care                  11.4%
Industrials                  10.6%
Technology                    9.5%
Energy                        6.5%
Utilities                     5.6%
Consumer Staples              4.1%
Materials                     3.7%
Telecommunication Services    0.5%

  SUMMIT MUTUAL FUNDS - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Summit Apex Russell 2000 Small Cap Index Fund (the "Fund") will remain fully invested in stocks included in the Russell 2000 Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Index is a popular proxy for the small cap sector of the equity markets, with a median market capitalization of approximately $400 million. The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and that of the Index before fees and expenses. For the six-month period ended March 31, 2003, the Fund returned 1.03% (before contract fees and expenses), versus the Index return of 1.41%.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 29, 1999
      Total Net Assets:                                    $16.3 Million
      Number of Equity Holdings:                           1,948
      Median Cap Size:                                     $288 Million
      Dividend Yield:                                      1.53%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT RUSSELL 2000 SC FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR   3-YEAR   SINCE INCEPTION
                                                           -27.43%  -11.45%           -7.69%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT RUSSELL 2000 INDEX FUND  RUSSELL 2000 INDEX
Dec-1999                         $10,000             $10,000
Dec-1999                         $10,310             $10,338
Jan-2000                         $10,070             $10,171
Feb-2000                         $12,200             $11,851
Mar-2000                         $11,100             $11,071
Apr-2000                         $10,450             $10,404
May-2000                          $9,840              $9,798
Jun-2000                         $10,660             $10,654
Jul-2000                         $10,330             $10,321
Aug-2000                         $11,102             $11,103
Sep-2000                         $10,770             $10,774
Oct-2000                         $10,309             $10,294
Nov-2000                          $9,273              $9,238
Dec-2000                         $10,039             $10,036
Jan-2001                         $10,563             $10,558
Feb-2001                          $9,887              $9,866
Mar-2001                          $9,413              $9,384
Apr-2001                         $10,129             $10,117
May-2001                         $10,369             $10,364
Jun-2001                         $10,714             $10,722
Jul-2001                         $10,116             $10,142
Aug-2001                          $9,792              $9,814
Sep-2001                          $8,466              $8,493
Oct-2001                          $8,952              $8,990
Nov-2001                          $9,630              $9,686
Dec-2001                         $10,218             $10,284
Jan-2002                         $10,116             $10,177
Feb-2002                          $9,842              $9,898
Mar-2002                         $10,621             $10,693
Apr-2002                         $10,723             $10,790
May-2002                         $10,243             $10,311
Jun-2002                          $9,728              $9,800
Jul-2002                          $8,256              $8,320
Aug-2002                          $8,230              $8,299
Sep-2002                          $7,629              $7,703
Oct-2002                          $7,869              $7,950
Nov-2002                          $8,567              $8,660
Dec-2002                          $8,085              $8,177
Jan-2003                          $7,859              $7,951
Feb-2003                          $7,617              $7,711
Mar-2003                          $7,707              $7,810

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      iShares Russell 2000 Index Fund                              4.69%
      Scois Inc.                                                   0.33%
      Western Digital Corp.                                        0.28%
      J.M. Smucker Co.                                             0.25%
      Corinthian Colleges Inc.                                     0.24%
      Convace Inc.                                                 0.23%
      Cree Inc.                                                    0.22%
      Pan Pacific Retail Properties Inc.                           0.22%
      AGL Resources Inc.                                           0.21%
      Corporate Executive Board Co.                                0.21%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial                    20.2%
Consumer Non-Cyclical        18.8%
Industrial                   11.8%
Consumer Cyclical            11.1%
Short-Term, Futures & Other   9.9%
Technology                    9.8%
Communications                7.5%
Energy                        4.0%
Utilities                     3.7%
Basic Materials               3.2%

     The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                        NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Summit Apex Nasdaq-100 Index Fund (the "Fund") will remain fully invested in stocks included in the Nasdaq-100 and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Index and the Fund before fees and expenses. For the six-month period ended March 31, 2003, the Fund returned 21.82% (before contract fees and expenses). Comparatively, the Index returned 22.49%.

The Index significantly outperformed the more diverse large-cap, mid-cap, and small-cap indices during the previous three and six-month periods, gaining 3.26% and 22.49%, respectfully. The best-known internet companies -- Yahoo, Amazon, and EBay -- were the best performing securities in the index during the six-month period, with returns of 150.99%, 63.40% and 61.54%, respectfully.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 28, 1999
      Total Net Assets:                                    $9.2 Million
      Number of Equity Holdings:                           100
      Median Cap Size:                                     $4.1 Billion
      Dividend Yield:                                      0.16%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


SUMMIT NASDAQ-100 FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR   3-YEAR   SINCE INCEPTION
                                                      -30.44%  -39.35%          -32.75%


SUMMIT NASDAQ-100 FUND CLASS F - AVERAGE TOTAL RETURN  SINCE INCEPTION
                                                                -3.68%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT NASDAQ-100 INDEX FUND  SUMMIT NASDAQ-100 INDEX FUND CLASS F  NASDAQ-100 INDEX
Dec-1999                       $10,000                                                 $10,000
Dec-1999                       $10,310                                                 $10,304
Jan-2000                        $9,970                                                  $9,922
Feb-2000                       $12,020                                                 $11,859
Mar-2000                       $12,310                                                 $12,224
Apr-2000                       $10,590                                                 $10,488
May-2000                        $9,310                                                  $9,240
Jun-2000                       $10,540                                                 $10,462
Jul-2000                       $10,070                                                 $10,033
Aug-2000                       $11,372                                                 $11,336
Sep-2000                        $9,938                                                  $9,927
Oct-2000                        $9,116                                                  $9,125
Nov-2000                        $6,996                                                  $6,969
Dec-2000                        $6,512                                                  $6,511
Jan-2001                        $7,167                                                  $7,210
Feb-2001                        $5,272                                                  $5,306
Mar-2001                        $4,334                                                  $4,375
Apr-2001                        $5,101                                                  $5,159
May-2001                        $4,949                                                  $5,006
Jun-2001                        $5,020                                                  $5,090
Jul-2001                        $4,617                                                  $4,683
Aug-2001                        $4,022                                                  $4,088
Sep-2001                        $3,195                                                  $3,250
Oct-2001                        $3,720                                                  $3,797
Nov-2001                        $4,345                                                  $4,440
Dec-2001                        $4,294                                                  $4,387
Jan-2002                        $4,224                                                  $4,313
Feb-2002                        $3,697                                                  $3,782
Mar-2002                        $3,947                                                  $4,042
Apr-2002                        $3,468                                                  $3,554
May-2002                        $3,276                                                  $3,363
Jun-2002                        $2,847                               $10,000            $2,926
Jul-2002                        $2,611                                $9,171            $2,678
Aug-2002                        $2,554                                $8,973            $2,623
Sep-2002                        $2,254                                $7,911            $2,317
Oct-2002                        $2,675                                $9,391            $2,755
Nov-2002                        $3,018                               $10,595            $3,107
Dec-2002                        $2,659                                $9,334            $2,741
Jan-2003                        $2,655                                $9,313            $2,737
Feb-2003                        $2,726                                $9,561            $2,813
Mar-2003                        $2,746                                $9,632            $2,839

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      Microsoft Corporation                                        9.58%
      Intel Corporation                                            4.01%
      Amgen Inc.                                                   3.71%
      QUALCOMM Incorporated                                        3.67%
      Cisco Systems, Inc.                                          3.54%
      Comcast Corporation                                          2.92%
      Dell Computer Corporation                                    2.80%
      Oracle Corporation                                           2.56%
      Nasdaq 100 Shares                                            2.55%
      eBay Inc.                                                    2.11%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology                   48.3%
Short-Term, Futures & Other  18.5%
Consumer Services            15.7%
Health Care                  13.4%
Capital Goods                 2.4%
Public Utilities              1.7%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC.
   EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "Index"). The EAFE Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

STRATEGY - The Summit Apex EAFE International Index Fund (the "Fund") will invest primarily in common stocks of the companies that comprise the EAFE Index.

MANAGER'S COMMENTS:

The Fund return for the six-month period ended March 31, 2003 was a 2.87% decrease (before contract fees and expenses). In comparison, the return of the MSCI EAFE Index for the same time period was a 2.17% decrease. During this time period, the Fund activities included a rebalance of the portfolio to mirror index realignment that occurred in the MSCI EAFE Index.

The subdued performance mirrored investors' challenge in understanding the ramification of the complex geopolitical situation that existed in the Middle East upon oil prices and world growth. In addition, unclear prospects for U.S. economic growth and financial asset price growth weakened the U.S. Dollars' currency performance and helped to improve international equity performance in the fourth quarter of 2002 and the first quarter of 2003.

The countries in the MSCI EAFE had mixed performances. The countries of Australia and New Zealand were the best performing (up 19% and 18%, respectively, based in U.S. Dollars) for the last six months. The top two largest country weightings, United Kingdom and Japan, were down 0.70% and 12.98%, respectively. The worst country performers for the last six months were Japan, and the Netherlands, down 4.44%.

Improving U.S. fundamentals bode well for dollar strengthening and would make international equities less attractive. However, a rally in European and Japanese business growth caused by an improving American economic environment after the end of the Iraqi conflict could counterbalance the results of the strong dollar.

                                   FUND DATA

      Manager:  Subadvised by World Asset Management, L.L.C
               A division of Munder Capital Management
      Inception Date:                                      December 28, 2000
      Total Net Assets:                                    $15.7 Million
      Number of Holdings:                                  566
      Median Cap Size:                                     $2.2 Billion
      Dividend Yield:                                      3.12%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT EAFE INTL INDEX FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR   SINCE INCEPTION
                                                           -25.03%          -20.38%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT EAFE INTL INDEX FUND  EAFE INTL INDEX
Dec-2000                      $10,000          $10,000
Dec-2000                      $10,090          $10,095
Jan-2001                      $10,150          $10,101
Feb-2001                       $9,370           $9,349
Mar-2001                       $8,730           $8,716
Apr-2001                       $9,320           $9,316
May-2001                       $8,989           $8,973
Jun-2001                       $8,618           $8,606
Jul-2001                       $8,468           $8,450
Aug-2001                       $8,238           $8,236
Sep-2001                       $7,396           $7,402
Oct-2001                       $7,586           $7,591
Nov-2001                       $7,867           $7,871
Dec-2001                       $7,917           $7,918
Jan-2002                       $7,485           $7,497
Feb-2002                       $7,546           $7,550
Mar-2002                       $7,980           $7,958
Apr-2002                       $7,998           $8,011
May-2002                       $8,066           $8,112
Jun-2002                       $7,758           $7,790
Jul-2002                       $6,962           $7,021
Aug-2002                       $6,921           $7,005
Sep-2002                       $6,159           $6,252
Oct-2002                       $6,495           $6,588
Nov-2002                       $6,780           $6,887
Dec-2002                       $6,548           $6,656
Jan-2003                       $6,256           $6,378
Feb-2003                       $6,108           $6,232
Mar-2003                       $5,982           $6,110

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      iShares MSCI Eafe Index Fund                                 4.85%
      BP Amoco Plc                                                 2.92%
      Vodafone Group Plc                                           2.24%
      GlaxoSmithKline Plc                                          2.21%
      Novartis                                                     2.09%
      HSBC Holdings Plc                                            1.97%
      Royal Dutch Petroleum Company                                1.78%
      Total FinalElf SA                                            1.70%
      Nestle SA                                                    1.62%
      Nokia Oyj                                                    1.34%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United Kingdom      26.9%
Japan               19.3%
Short-Term & Other   9.6%
France               9.1%
Switzerland          7.4%
Germany              5.7%
Netherlands          5.3%
Australia            4.7%
Italy                3.9%
Spain                3.0%
Sweden               1.8%
Finland              1.7%
Hong Kong            1.6%

    The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance.

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
                                                     TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the Standard and Poor's 500 Composite Stock Index (the "S&P 500"). The Total Social Impact Fund seeks to promote better business practices by investing more in companies in the S&P 500 that conduct their business commendably with respect to their stakeholders.

STRATEGY - The Summit Apex Total Social Impact Fund (the "Fund") will invest in all stocks that are included in the S&P 500. However, the percentage invested in each stock will vary from the S&P 500 weighting to reflect the company's Total Social Impact (TSI) rating. The TSI rating reflects the company's scoring on a series of benchmarks corresponding to each of its stakeholders.

MANAGER'S COMMENTS:

On a total return basis, the Fund was up 4.82% (before contract fees and expenses) over the last two quarters. The S&P 500 was up 5.02%.

Corporate scandals and poor corporate governance were among the biggest issues impacting the capital markets over the last six months. The War with Iraq was another. Major blows were delivered to the public trust that is so necessary to sustain the free world's capital markets. TSI rates the S&P 500 on "Trust and Transparency". A hypothetical equal-weighted portfolio of the top 50 companies outperformed the portfolio of the bottom 50 companies by 7.3% in 2002. As the TSI Fund is a complete replication of the S&P 500 index, research is possible on component effects across all industries. For example, corporate greed was blatant in the cases of WorldCom, Enron and Tyco. Executive compensation is one of the TSI benchmarks. Excessive compensation merits a downgrade. A hypothetical portfolio of 339 companies receiving positive ratings outperformed a portfolio of 149 companies receiving negative ratings by over 11% in 2002. Clearly investors were sending a message about excessive corporate compensation.

Stock options also received considerable scrutiny last year. TSI rates companies on the amount of dilution that is possible through the exercise of stock options. Excessive potential dilution merits a negative rating. A hypothetical portfolio of 179 companies with positive ratings outperformed a portfolio of 227 companies with negative ratings by over 8% in 2002.

Finally, codes of conduct or lack thereof, received significant attention. This issue was addressed by the Sarbanes-Oxley Act passed by Congress last year. TSI also measures corporations on codes of ethics as well as evidence of executive/director training. This area is difficult to measure accurately as many companies do not disclose this to the public. Sarbanes-Oxley mandates public disclosure in the future. A hypothetical portfolio of 24 companies with positive ratings outperformed a portfolio of 456 companies with negative ratings by nearly 7% in 2002.

Proxy voting is in full swing as I write this review. The corporate scandals of the past two years have provoked numerous shareholder resolutions aimed at increased transparency, better corporate governance and right-sizing executive compensation. Some corporations are speaking out of both sides of their mouths. Glossy annual reports seek to affirm corporate commitment to transparency and corporate governance while at the same time senior management and corporate boards routinely recommend voting against shareholder resolutions advocating the same. The Fund is carefully voting for all resolutions advocating increased transparency and improved corporate governance.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      December 28, 2000
      Total Net Assets:                                    $3.3 Million
      Number of Holdings:                                  500
      Median Cap Size:                                     $6.6 Billion
      Dividend Yield:                                      1.89%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT TSI FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR   SINCE INCEPTION
                                               -24.75%          -17.39%


SUMMIT TSI FUND CLASS F - AVERAGE ANNUAL TOTAL RETURN  SINCE INCEPTION
                                                               -13.26%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT TOTAL SOCIAL IMPACT FUND  SUMMIT TOTAL SOCIAL IMPACT FUND CLASS F  S&P 500 INDEX
Dec-2000                          $10,000                                                 $10,000
Dec-2000                           $9,890                                                  $9,896
Jan-2001                          $10,300                                                 $10,247
Feb-2001                           $9,300                                                  $9,314
Mar-2001                           $8,699                                                  $8,724
Apr-2001                           $9,350                                                  $9,401
May-2001                           $9,389                                                  $9,464
Jun-2001                           $9,159                                                  $9,234
Jul-2001                           $9,089                                                  $9,144
Aug-2001                           $8,508                                                  $8,572
Sep-2001                           $7,806                                                  $7,880
Oct-2001                           $7,956                                                  $8,031
Nov-2001                           $8,568                                                  $8,647
Dec-2001                           $8,629                                                  $8,723
Jan-2002                           $8,528                                                  $8,596
Feb-2002                           $8,345                                                  $8,430
Mar-2002                           $8,639                                                  $8,747
Apr-2002                           $8,129                                                  $8,217
May-2002                           $8,071                                                  $8,157
Jun-2002                           $7,481                                  $10,000         $7,576
Jul-2002                           $6,923                                   $9,252         $6,986
Aug-2002                           $6,953                                   $9,289         $7,031
Sep-2002                           $6,202                                   $8,285         $6,268
Oct-2002                           $6,738                                   $8,999         $6,819
Nov-2002                           $7,131                                   $9,521         $7,219
Dec-2002                           $6,711                                   $8,958         $6,796
Jan-2003                           $6,540                                   $8,728         $6,618
Feb-2003                           $6,446                                   $8,604         $6,519
Mar-2003                           $6,501                                   $8,674         $6,582

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      S&P 500 Depositary Receipts                                   4.18%
      Monsanto Co.                                                  3.05%
      Rockwell Automation, Inc.                                     2.71%
      Brown-Forman Corp.                                            2.53%
      Costco Wholesale Corporation                                  2.27%
      Kerr-McGee                                                    2.21%
      LSI Logic                                                     2.14%
      Pulte Homes, Inc.                                             1.94%
      Kohl's Corp                                                   1.81%
      Ecolab Inc.                                                   1.69%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Consumer Discretionary      19.5%
Financial                   12.3%
Information Technology      12.1%
Industrials                 11.2%
Materials                    9.6%
Consumer Staples             9.4%
Utilities                    8.4%
Healthcare                   6.0%
Short-Term & Other           5.0%
Energy                       4.6%
Telecommunication Services   1.9%

    The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings to track general stock market performance.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
   BALANCED INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Summit Apex Balanced Index Fund (the "Fund") will invest approximately 60% of its net assets in a portfolio of stocks included in the S&P 500 and in futures of the Index and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

The objective of the Fund is to produce investment results, with respect to 60% of its assets that correspond to the total return performance of the S&P 500 Index, and, with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index. On a total return basis, the Fund returned 4.40% (before contract fees and expenses) for the six month period ended March 31, 2003, versus the theoretical index return of 4.69%. Despite the solid gain of 2.99% by the Lehman Brothers Aggregate Bond Index in the six-month period, the larger relative equity weighting enhanced performance for the Fund, as the S&P 500 Index improved 5.02%.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $21.3 Million
      Number of Equity Holdings:                           500
      Median Cap Size:                                     $6.6 Billion
      Dividend Yield:                                      1.89%
      Number of Fixed Income Holdings:                     23
      Average Duration:                                    4.13 years
      Average Maturity                                     15.8 years
      Average Credit Quality:                              AAA/Aaa
      Current Yield:                                       3.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT BALANCED INDEX FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR   SINCE INCEPTION
                                                          -12.36%           -6.61%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                                     LEHMAN BROTHERS AGGREGATE
          SUMMIT BALANCED INDEX FUND  S&P 500 INDEX         BOND INDEX
Mar-2000                     $10,000        $10,000                    $10,000
Apr-2000                      $9,810         $9,699                     $9,971
May-2000                      $9,690         $9,500                     $9,967
Jun-2000                      $9,930         $9,734                    $10,174
Jul-2000                      $9,870         $9,582                    $10,266
Aug-2000                     $10,291        $10,177                    $10,415
Sep-2000                      $9,988         $9,640                    $10,481
Oct-2000                      $9,988         $9,599                    $10,550
Nov-2000                      $9,582         $8,842                    $10,723
Dec-2000                      $9,691         $8,886                    $10,922
Jan-2001                      $9,948         $9,201                    $11,101
Feb-2001                      $9,424         $8,363                    $11,197
Mar-2001                      $9,105         $7,834                    $11,253
Apr-2001                      $9,507         $8,441                    $11,206
May-2001                      $9,577         $8,498                    $11,273
Jun-2001                      $9,442         $8,291                    $11,316
Jul-2001                      $9,484         $8,210                    $11,570
Aug-2001                      $9,161         $7,697                    $11,703
Sep-2001                      $8,744         $7,076                    $11,840
Oct-2001                      $8,921         $7,211                    $12,087
Nov-2001                      $9,276         $7,764                    $11,920
Dec-2001                      $9,294         $7,832                    $11,844
Jan-2002                      $9,230         $7,718                    $11,940
Feb-2002                      $9,167         $7,569                    $12,056
Mar-2002                      $9,298         $7,854                    $11,856
Apr-2002                      $8,990         $7,378                    $12,086
May-2002                      $8,971         $7,324                    $12,188
Jun-2002                      $8,576         $6,802                    $12,294
Jul-2002                      $8,221         $6,273                    $12,442
Aug-2002                      $8,306         $6,313                    $12,652
Sep-2002                      $7,806         $5,628                    $12,857
Oct-2002                      $8,185         $6,122                    $12,798
Nov-2002                      $8,497         $6,482                    $12,795
Dec-2002                      $8,276         $6,102                    $13,059
Jan-2003                      $8,136         $5,943                    $13,070
Feb-2003                      $8,112         $5,853                    $13,251
Mar-2003                      $8,149         $5,910                    $13,241

                             TOP 10 EQUITY HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      S&P 500 Depositary Receipts                                  3.99%
      Microsoft Corp.                                              1.83%
      General Electric                                             1.78%
      Exxon Mobil Corp.                                            1.68%
      Wal-Mart Stores                                              1.65%
      Pfizer, Inc.                                                 1.35%
      Citigroup Inc.                                               1.25%
      Johnson & Johnson                                            1.21%
      International Business Machines                              0.94%
      American International Group                                 0.91%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   54.9%
Treasuries & Agency Notes     16.4%
Mortgage-Backed Securities    12.8%
Corporate Bonds                9.3%
Short-Term, Futures, & Other   6.6%

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
                                             LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Index").

STRATEGY - The Summit Apex Lehman Aggregate Bond Index Fund (the "Fund") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly -traded debt securities rated BBB-or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Fund's total assets may be invested in financial futures or options contracts. The Fund will not purchase bonds rated below investment grade.

MANAGER'S COMMENTS:

The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index, before fees and expenses. The Fund seeks investment results that correspond to the total return performance of the Index. Given the large number of individual securities comprising the Index, the Fund is unable to hold all of the securities in their respective index weightings. Therefore, the Fund will hold a representative sample of the securities designed to replicate the performance of the entire Index. The Index is a proxy for intermediate-term, investment grade bonds, including corporate, treasuries, agencies, and asset-backed securities. Fixed income securities have traditionally afforded investors a safe haven from the volatility of stocks.

The Fund's return for the six-month period ending March 31, 2003 was 2.66% (before contract fees and expenses), versus the Index's return of 2.99%.

                                   FUND DATA

      Manager:                                             Team Managed
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $24.1 Million
      Number of Holdings:                                  56
      Average Duration:                                    4.08 years
      Average Maturity:                                    14.9 years
      Average Credit Quality:                              AAA/Aaa
      Current Yield:                                       3.62%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT LEHMAN BOND FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR  SINCE INCEPTION
                                                       10.07%            8.73%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT LEHMAN BOND INDEX FUND  LEHMAN BROTHERS AGGREGATE BOND INDEX
Mar-2000                        $10,000                               $10,000
Apr-2000                         $9,960                                $9,971
May-2000                         $9,951                                $9,967
Jun-2000                        $10,162                               $10,174
Jul-2000                        $10,242                               $10,266
Aug-2000                        $10,394                               $10,415
Sep-2000                        $10,455                               $10,481
Oct-2000                        $10,527                               $10,550
Nov-2000                        $10,714                               $10,723
Dec-2000                        $10,925                               $10,922
Jan-2001                        $11,040                               $11,101
Feb-2001                        $11,135                               $11,197
Mar-2001                        $11,198                               $11,253
Apr-2001                        $11,135                               $11,206
May-2001                        $11,209                               $11,273
Jun-2001                        $11,252                               $11,316
Jul-2001                        $11,499                               $11,570
Aug-2001                        $11,629                               $11,703
Sep-2001                        $11,716                               $11,840
Oct-2001                        $11,955                               $12,087
Nov-2001                        $11,789                               $11,920
Dec-2001                        $11,711                               $11,844
Jan-2002                        $11,790                               $11,940
Feb-2002                        $11,904                               $12,056
Mar-2002                        $11,669                               $11,856
Apr-2002                        $11,852                               $12,086
May-2002                        $11,962                               $12,188
Jun-2002                        $11,978                               $12,294
Jul-2002                        $12,126                               $12,442
Aug-2002                        $12,319                               $12,652
Sep-2002                        $12,512                               $12,857
Oct-2002                        $12,404                               $12,798
Nov-2002                        $12,410                               $12,795
Dec-2002                        $12,718                               $13,059
Jan-2003                        $12,670                               $13,070
Feb-2003                        $12,874                               $13,251
Mar-2003                        $12,844                               $13,241

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            78%
      AA                                                              3%
      A                                                              11%
      BBB                                                             8%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasuries & Agency Notes  44.2%
Mortgage-Backed Securities      28.3%
Corporate Bonds & Notes         26.0%
Short-Term & Other               1.5%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
   EVEREST FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

STRATEGY - The Summit Apex Everest Fund will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Summit Apex Everest Fund's performance for the six months ended March 31, 2003 was a 3.8% increase (before contract fees and expenses) versus a 3.9% increase for the Russell 1000 Value Index and a 5.0% increase for the S&P 500. Another index, the NASDAQ composite (technology bellwether), rebounded 22.5%. The positive returns for most indices were in the fourth quarter of 2002 while first quarter 2003 returns were mostly negative; the NASDAQ was the exception and was positive in both time frames.

The Federal Reserve, which has recently been so omniscient and omnipotent on Wall Street, is very nearly a spent force in the eye of the financial markets. After cutting rates to the bone which boosted housing and auto sales via refinancing and zero percent financing, respectively, the Federal Reserve is out of ammunition. Alan Greenspan's latest announcement to Congress on the state of the economy was actually very interesting. He said that due to all the geopolitical uncertainty, he had no idea what the state of the economy was. Too many variables! Since the Federal Reserve doesn't want to raise interest rates due to underlying weakness and can barely cut interest rates due to their current low level, there is not much that they can do.

The war drums for Iraq started around the beginning of this semi-annual period and the impending war has hung like Damocles' sword over the economy and the markets. The combination of looming war and a third negative year in the equity markets has contaminated the spirit of individual as well as institutional investors. The volatility caused by investor fears that the market will continue to decline offset by investor fears that the market is poised for a substantial rebound funded by a bottomless supply of money market fund fuel has created both buying and selling opportunities. The fear of economic slowdown brought retailers down, and we initiated a position in Target and added to positions in Sears and Abercrombie and Fitch. We also sold a natural gas holding -- Noble Energy -- as energy prices rose but added to integrated energy names -- ConocoPhillips and ChevronTexaco -- when they declined in the face of higher energy prices. We also initiated a position in BankOne. We also exited Hartford Financial, AT&T, NCR and Ford Motor as we believe their future earnings outlook has dimmed.

The key to economic recovery in 2003 should be the level of energy prices. As energy prices skyrocketed due to production slowdowns in Venezuela and Nigeria and heightened demand brought on by a colder than normal winter and a war premium it is imperative that prices head down to the low $20 per barrel level. This higher than normal energy price we are suffering saps consumer disposable income and raises the cost of raw materials for producers. The decline in energy prices would be both a both a boost to consumption and profit margins for corporations. If the war continues in a successful manner, then the government can re-focus on reviving the economy. Since 2003 is the third year of the presidency and the one most important for re-election purposes, President Bush will probably push as hard for stimulating the domestic economy as he did on the war effort. (Read tax cuts and other stimulus plans.)

                                   FUND DATA

      Managers:                                            James McGlynn
      Inception Date:                                      December 29, 1999
      Total Net Assets:                                    $40.7 Million
      Number of Holdings:                                  43
      Median Cap Size:                                     $19.9 Billion
      Average Price-to-earnings Ratio:                     16.63x
      Average Price-to-book Ratio:                         1.84x
      Dividend Yield:                                      2.90%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT EVEREST FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR   3-YEAR  SINCE INCEPTION
                                                   -29.00%  -2.28%           -2.53%


SUMMIT EVEREST FUND CLASS F - AVERAGE ANNUAL TOTAL RETURN  SINCE INCEPTION
                                                                   -18.50%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

            SUMMIT EVEREST FUND  SUMMIT EVEREST FUND CLASS F  RUSSELL 1000 INDEX
12/28/99                $10,000                                          $10,000
12/31/99                $10,040                                          $10,109
1/31/2000                $9,450                                           $9,779
2/29/2000                $8,760                                           $9,053
3/31/2000                $9,860                                          $10,157
4/30/2000                $9,670                                          $10,039
5/31/2000               $10,040                                          $10,145
6/30/2000                $9,780                                           $9,681
7/31/2000                $9,720                                           $9,802
8/31/2000               $10,230                                          $10,348
9/30/2000               $10,321                                          $10,443
10/31/2000              $10,723                                          $10,699
11/30/2000              $10,643                                          $10,302
12/31/2000              $11,285                                          $10,818
1/31/2001               $11,730                                          $10,860
2/28/2001               $11,538                                          $10,558
3/31/2001               $11,203                                          $10,185
4/30/2001               $11,913                                          $10,684
5/31/2001               $12,297                                          $10,924
6/30/2001               $12,162                                          $10,682
7/31/2001               $12,338                                          $10,659
8/31/2001               $11,841                                          $10,232
9/30/2001               $11,251                                           $9,512
10/31/2001              $11,458                                           $9,430
11/30/2001              $12,069                                           $9,978
12/31/2001              $12,464                                          $10,213
1/31/2002               $12,375                                          $10,135
2/28/2002               $12,527                                          $10,151
3/31/2002               $12,958                                          $10,631
4/30/2002               $12,349                                          $10,266
5/31/2002               $12,275                                          $10,318
6/30/2002               $11,270                      $10,000              $9,725
7/31/2002                $9,947                       $8,824              $8,821
8/31/2002               $10,098                       $8,958              $8,887
9/30/2002                $8,862                       $7,861              $7,899
10/31/2002               $9,347                       $8,289              $8,484
11/30/2002              $10,229                       $9,069              $9,019
12/31/2002               $9,497                       $8,418              $8,627
1/31/2003                $9,261                       $8,208              $8,418
2/28/2003                $9,132                       $8,091              $8,194
3/31/2003                $9,200                       $8,150              $8,208

                                TOP 10 HOLDINGS

                                                            (% OF NET ASSETS)
                                                           --------------------
      Dow Chemical                                                 3.43%
      Bristol-Myers Squibb                                         3.18%
      Du Pont (E.I.)                                               2.97%
      Citigroup Inc.                                               2.97%
      General Electric                                             2.77%
      Marathon Oil Corp.                                           2.76%
      ChevronTexaco Corp.                                          2.74%
      Fleet Boston Financial Group                                 2.72%
      J.P. Morgan Chase & Co.                                      2.71%
      Cox Communications Inc.                                      2.66%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                  27.1%
Consumer Discretionary      21.1%
Energy                      10.2%
Materials                    8.6%
Healthcare                   7.9%
Industrials                  6.4%
Short-Term & Other           5.5%
Utilities                    4.8%
Information Technology       3.5%
Telecommunication Services   3.2%
Consumer Non-Cyclical        1.7%

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
                                                                    BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Summit Pinnacle Bond Portfolio will invest at least 80% of asset value in fixed income securities. The fund will normally invest 75% of the value of its assets in publicly-traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

MANAGER'S COMMENTS:

The Summit Apex Bond Fund had a total return of 3.34% (before contract fees and expenses) for the six months ended March 31, 2003, compared to a total return of 2.99% for the Lehman Brothers Aggregate Bond Index (the "Index"). The past six months were marked by continued volatility in both the fixed income and equity market. Interest rates reached historic lows and provided the fuel for record mortgage refinancing. The strong housing market coupled with the lowest mortgage rates in 50 years resulted in homeowners rushing to lock in ever lower rates and cashing out equity to support consumer spending. Consumer spending was the major source of strength in the economy over the period. However, as the 1st quarter came to a close consumer confidence was slumping as a result of employment and war concerns.

The Fund's outperformance to the Index was primarily a result of a shift in asset allocation. During the period, the corporate and mortgage sectors were increased while decreasing the intermediate U.S. Treasury sector. Corporate bonds, both investment grade and high yield, were the best performing sector of the fixed income market during the period. In general, lower rated credits, lead by high yield bonds, provided the largest contribution to the incremental return. Mortgage-backed securities outperformed similar duration Treasuries but lagged the benchmark. Individual sectors that provided the largest positive performance during the period were commercial mortgage-backed securities, financial institutions and telecom. Overall, the U.S. Treasury sector underperformed all major sectors of the Index. Outside of the U.S. Treasury sector, airline and airline related securities continued to underperform along with manufactured housing in the asset-backed sector.

                                   FUND DATA

      Managers:                                            Gary R. Rodmaker
                                                           Michael J. Schultz
                                                           Dave Weisenburger
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $94.3 Million
      Number of Holdings:                                  118
      Average Duration:                                    4.15 years
      Average Maturity:                                    6.01 years
      Average Credit Quality:                              A/A2
      Current Yield:                                       5.29%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT BOND FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR  SINCE INCEPTION
                                                 7.31%            6.84%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT BOND FUND  LEHMAN BROTHERS AGGREGATE BOND INDEX
Mar-2000           $10,000                               $10,000
Apr-2000            $9,920                                $9,971
May-2000            $9,810                                $9,967
Jun-2000           $10,052                               $10,174
Jul-2000           $10,152                               $10,266
Aug-2000           $10,335                               $10,415
Sep-2000           $10,304                               $10,481
Oct-2000           $10,284                               $10,550
Nov-2000           $10,409                               $10,723
Dec-2000           $10,555                               $10,922
Jan-2001           $10,755                               $11,101
Feb-2001           $10,893                               $11,197
Mar-2001           $10,957                               $11,253
Apr-2001           $10,914                               $11,206
May-2001           $10,975                               $11,273
Jun-2001           $10,953                               $11,316
Jul-2001           $11,191                               $11,570
Aug-2001           $11,323                               $11,703
Sep-2001           $11,312                               $11,840
Oct-2001           $11,543                               $12,087
Nov-2001           $11,431                               $11,920
Dec-2001           $11,317                               $11,844
Jan-2002           $11,385                               $11,940
Feb-2002           $11,428                               $12,056
Mar-2002           $11,360                               $11,856
Apr-2002           $11,554                               $12,086
May-2002           $11,621                               $12,188
Jun-2002           $11,580                               $12,294
Jul-2002           $11,610                               $12,442
Aug-2002           $11,752                               $12,652
Sep-2002           $11,797                               $12,857
Oct-2002           $11,647                               $12,798
Nov-2002           $11,771                               $12,795
Dec-2002           $11,933                               $13,059
Jan-2003           $11,929                               $13,070
Feb-2003           $12,137                               $13,251
Mar-2003           $12,190                               $13,241

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            37%
      AA                                                              4%
      A                                                              13%
      BBB                                                            34%
      BB                                                              5%
      B                                                               6%
      CCC                                                             1%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes             48.8%
Mortgage & Asset Backed Securities  32.7%
U.S. Treasury Obligations           12.7%
Short-Term & Other                   5.8%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
   SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks to provide a high level of current income and preservation of capital by investing 100% of total net assets in bonds issued by the U.S. government and its agencies.

STRATEGY - The Summit Apex Short-term Government Fund (the "Fund") intends to invest 100% of the value of its assets in bonds issued by the U.S. government and its agencies.

MANAGER'S COMMENTS:

The Fund had a total return of 1.13% (before contract fees and expenses) for the six month period ended March 31, 2003 compared to a total return of 1.51% for the Salomon 1-5 Year Treasury Index (the "Index"). The past six months were marked by continued volatility in both the fixed income and equity markets. The Federal Reserve cut short term interest rates to 1.25% from 1.75% during the period pushing interest rates to historic lows. The record low interest rates provided the fuel for record mortgage refinancing. This stimulus was the main engine of economic growth over the last six months. However, as the 1st quarter came to a close, consumer confidence was slumping as a result of employment and war concerns. Near term, monetary policy will likely remain accommodative or ease further if consumer confidence does not improve.

The Fund's underperformance to the Index was primarily a result of the fund incurring operating expenses when the Index has none, and a shorter duration and different asset allocation as compared to the Index. During the period, the U.S. Treasury sector was decreased and the agency and mortgage-backed sectors were increased. While the shift to the agency sector provided incremental returns, the mortgage sector in general did not perform as expected because the continuing record home mortgage refinancing we have witnessed recently. These refinancings caused mortgage-backed securities in the Fund to pay loan principal balances back faster than anticipated. As a consequence, these cash flows had to be reinvested at lower prevailing interest rates that resulted in a decreasing total return and duration for the Fund. In addition to the agency sector, the 2-3 year U.S. Treasury sector and the 4.5% mortgage pass through provided the largest incremental returns. The sectors that provided the largest negative contribution to the Fund included very short maturity treasuries and the short maturity mortgage-backed securities.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT SHORT-TERM GOV'T FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR  SINCE INCEPTION
                                                             6.82%            7.04%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT SHORT-TERM GOV'T FUND  SALOMON 1-5 YR TREASURY
Mar-2000                       $10,000                  $10,000
Apr-2000                       $10,020                  $10,013
May-2000                       $10,040                  $10,054
Jun-2000                       $10,161                  $10,179
Jul-2000                       $10,261                  $10,244
Aug-2000                       $10,352                  $10,332
Sep-2000                       $10,414                  $10,415
Oct-2000                       $10,465                  $10,475
Nov-2000                       $10,578                  $10,593
Dec-2000                       $10,732                  $10,812
Jan-2001                       $10,857                  $10,947
Feb-2001                       $10,931                  $11,032
Mar-2001                       $11,005                  $11,107
Apr-2001                       $11,005                  $11,106
May-2001                       $11,047                  $11,161
Jun-2001                       $11,069                  $11,198
Jul-2001                       $11,207                  $11,360
Aug-2001                       $11,283                  $11,444
Sep-2001                       $11,466                  $11,660
Oct-2001                       $11,596                  $11,795
Nov-2001                       $11,498                  $11,722
Dec-2001                       $11,465                  $11,700
Jan-2002                       $11,498                  $11,730
Feb-2002                       $11,587                  $11,806
Mar-2002                       $11,476                  $11,674
Apr-2002                       $11,614                  $11,841
May-2002                       $11,679                  $11,911
Jun-2002                       $11,761                  $12,032
Jul-2002                       $11,900                  $12,231
Aug-2002                       $12,013                  $12,308
Sep-2002                       $12,122                  $12,475
Oct-2002                       $12,124                  $12,486
Nov-2002                       $12,076                  $12,406
Dec-2002                       $12,201                  $12,578
Jan-2003                       $12,187                  $12,557
Feb-2003                       $12,263                  $12,649
Mar-2003                       $12,259                  $12,664

                                   FUND DATA

      Manager:                                             Michael J. Schultz
      Inception Date:                                      April 3, 2000
      Total Net Assets:                                    $34.7 Million
      Number of Holdings:                                  21
      Average Duration:                                    1.53 years
      Average Maturity:                                    7.9 years
      Average Credit Quality:                              GOV/AGN
      Current Yield:                                       1.77%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Treasuries & Agencies Notes  51.1%
Mortgage-Backed Securities   42.3%
Short-Term & Other            6.6%

                                SUMMIT MUTUAL FUNDS, INC. - APEX SERIES INC. -
                                                         HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks high current income and capital appreciation, secondarily.

STRATEGY - The High Yield Bond Fund (the "Fund") intends to invest primarily in high yield, high risk bonds, with maturities.

MANAGER'S COMMENTS:

The Fund had a total return of 10.79% (before contract fees and expenses) for the six-months ending March 31, 2003, including the reinvestment of dividends. This compares to a return of 17.96% for the Salomon Brothers High Yield Market Index during the same period. The primary cause for the underperformance has been Summit's over-weighted holding in airline bonds, un-invested cash & short-term Treasury bonds (pending re-investment into the high yield market), and mutual fund expenses.

The high yield bond market has performed very well over the last six months. Record inflows into high yield mutual funds during the 1st quarter of 2003 have helped propel the market higher. The successful conclusion of the war in Iraq and an improved economic outlook has also combined to lift the value of most high yield bonds. Default rates continue to decline from their peak in 2002, which has added additional confidence to the market place.

Spreads on high yield bonds continued to compress over the past six months, but are still above their long term averages. Telecommunication bonds and lower quality, distressed bonds were some of the best performing bonds over the last six months.

                                   FUND DATA

      Managers:                                            Team Managed
      Inception Date:                                      July 9, 2001
      Total Net Assets:                                    $18.0 Million
      Number of Holdings:                                  43
      Average Duration:                                    4.33 years
      Average Maturity:                                    6.9 years
      Average Credit Quality:                              BB/Ba3
      Current Yield:                                       11.59%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT


SUMMIT HIGH YIELD BOND FUND - AVERAGE ANNUAL TOTAL RETURN  1-YEAR  SINCE INCEPTION
                                                           -1.14%           -3.01%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

          SUMMIT HIGH YIELD BOND FUND  MERRILL LYNCH HIGH YIELD MASTER II INDEX
Jul-2001                      $10,000                                   $10,000
Jul-2001                      $10,000                                   $10,117
Aug-2001                      $10,033                                   $10,197
Sep-2001                       $9,169                                    $9,493
Oct-2001                       $9,551                                    $9,796
Nov-2001                       $9,955                                   $10,141
Dec-2001                       $9,838                                   $10,061
Jan-2002                       $9,561                                   $10,116
Feb-2002                       $9,302                                    $9,983
Mar-2002                       $9,646                                   $10,234
Apr-2002                       $9,772                                   $10,398
May-2002                       $9,812                                   $10,318
Jun-2002                       $9,087                                    $9,520
Jul-2002                       $8,776                                    $9,150
Aug-2002                       $8,939                                    $9,378
Sep-2002                       $8,563                                    $9,232
Oct-2002                       $8,370                                    $9,155
Nov-2002                       $9,015                                    $9,727
Dec-2002                       $9,011                                    $9,869
Jan-2003                       $9,136                                   $10,165
Feb-2003                       $9,257                                   $10,302
Mar-2003                       $9,487                                   $10,574

                               QUALITY BREAKDOWN

                                                             (% OF PORTFOLIO)
                                                           --------------------
      AAA                                                            7%
      BBB                                                            3%
      BB                                                            37%
      B                                                             38%
      CCC                                                           11%
      D                                                              4%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds & Notes    87.9%
U.S. Treasury Obligations   7.0%
Short-Term & Other          5.1%

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND
--------------------------------------------------------------------------------

OBJECTIVE - Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

STRATEGY - The Summit Apex Money Market Fund intends to invest 100% of the value of its assets in high quality short-term securities.

MANAGER'S COMMENTS:

Many geopolitical issues stressed the financial landscape for the last two quarters. A month-long strike halted oil exports in Venezuela, North Korea resumed their nuclear program thereby violating treaty agreements, and the heightened fear of terrorism all weighed in on the economy. However, the war with Iraq played the greatest role in the political and economic headlines in the last 6 months. A coalition of countries led by the United States and Great Britain attempted to obtain global support in the UN for a forceful disarmament of Iraq to no avail. Ultimately, these allied troops entered Iraq without a UN resolution in mid March of this year.

The uncertainty surrounding the war in Iraq hampered many different aspects of the economy. Commercial spending diminished as fewer companies made commitments to future production, which led to soft employment data in the last 2 quarters, among other things. Consumer confidence has performed poorly during this period. For example, the University of Michigan Confidence number steadily dipped to a 9-year low of 77.6 as of 3/31/03. The fourth quarter's GDP of 1.4%, which was down from 4% in the third quarter, serves as additional evidence that the war has led both consumers and businesses to take a conservative approach towards spending.

Uncertainty was also apparent in the volatility of the markets. Oil and gold prices rose as the war in Iraq approached, only to drop significantly as positive news of the allied progress in Iraq was reported. Inversely, the stock market showed weakness in this pre-war environment, and sharply rallied once the war effort was initiated. With such uncertainty in the markets, cautious investors have created a greater demand for other asset classes to invest in outside of equities, such as fixed income securities and the real estate sector. The housing market has continued to be one of the few bright spots among the weak economic data, with home sales still strong, driven in part by the historically low interest rates available.

The FOMC, in their November 2002 meeting, surprisingly cut interest rate by .50% rather then the .25% expected by the market. With their target rate at 1.25%, policy makers anticipated the benefits of this and prior rate cuts to take affect and foster along economic recovery while maintaining a balanced assessment of risks. However, as weak data manifested, the markets priced in a high likelihood of more cuts possibly as early as March 2003. Nevertheless, the Committee left rates unchanged throughout the first quarter and, in an unusual move, decided not to make an assessment of the underlying structural risks in the economy their March meeting. While the first quarter's economic data suggested weakness, the Committee believed that the current geopolitical uncertainties clouded the complete economic overview.

Yields of money market instruments fluctuated the last two quarters. In the fourth quarter a pick up in yield was available across all dates in the positively sloped yield curve. As the likelihood of another FOMC cut increased with the onslaught of disappointing data, the curve flattened and even inverted slightly on the short end. Towards the end of the reporting period the only pick up in yield was in longer termed instruments. Additionally, we continue to add callable agency paper to the portfolio as market levels permit. We will also maintain our preference for high quality issues in the portfolio in an effort to avoid potential downgrades in this "soft patch" (Fed Chairman Greenspan) of the economy.

                                   FUND DATA

      Manager:  Subadvised by Deutsche Investment
               Management Americas Inc.
      Inception Date:                                      June 28, 2000
      Total Net Assets:                                    $123.8 Million
      7-day Yield:                                         0.94%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper  99.8%
Other Assets       0.2%

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
MARCH 31, 2003
(UNAUDITED)

                                                    S&P       RUSSELL 2000
                                   S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                 INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                -------------  -------------  -------------  -------------
ASSETS
  Investments in securities,
    at value
    (cost $193,310,778;
    $23,170,976; $21,854,462;
    $16,620,068)                $124,326,797   $ 19,643,227   $ 16,309,190   $  9,098,350
  Cash                                    --            651             --         15,996
  Collateral for securities
    loaned, at fair value
    (Note 4)                       1,979,594      1,213,000      2,827,443        943,522
  Receivables:
    Shares sold                        6,240        192,554             --             --
    Securities sold                  200,628        187,653             --         77,662
    Interest and dividends           177,232         14,732         20,090            544
    Receivable from Adviser               --             --            586         20,803
Prepaid expenses and other             7,161          3,260            980          8,074
                                ------------   ------------   ------------   ------------
                                 126,697,652     21,255,077     19,158,289     10,164,951
                                ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities
      purchased                       88,616        107,754             --             --
    Shares redeemed                   13,665             --          8,022         10,092
    Payable upon return of
      securities loaned
      (Note 4)                     1,979,594      1,213,000      2,827,443        943,522
    Bank overdraft                   368,464             --         11,925             --
    Investment advisory fees          27,089          1,651             --             --
    Administration expenses           15,984            948             --             --
    Directors fees                     4,906            377            786            152
    12b-1 fees (Note 3)                   --             --             --              9
    Custodian and fund
      accounting fees                 20,935         10,874         23,390          9,807
    Professional fees                  7,140          7,026          7,268          7,728
    Variation margin                  76,116         27,090          8,740         34,290
    Other accrued expenses            25,855          5,590          6,967          4,844
                                ------------   ------------   ------------   ------------
                                   2,628,364      1,374,310      2,894,541      1,010,444
                                ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital (Note 3)       204,490,636     24,978,029     22,842,028     24,510,755
  Accumulated undistributed
    net investment income /
    (loss)                           386,158         24,811         34,731         (9,566)
  Accumulated net realized
    gain / (loss) on
    investments and futures
    contracts                    (11,735,725)    (1,600,774)    (1,067,244)    (7,759,339)
  Net unrealized appreciation
    / (depreciation) on
    investments, futures
    contracts, and translation
    of assets and liabilities
    in foreign currencies        (69,071,781)    (3,521,299)    (5,545,767)    (7,587,343)
                                ------------   ------------   ------------   ------------
                                $124,069,288   $ 19,880,767   $ 16,263,748   $  9,154,507
                                ============   ============   ============   ============
Shares authorized ($.10) par
  value (Note 3)                  20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding (Note 3)        4,369,242        498,259        432,409        672,031

Net assets value, offering and
  redemption price per share
  (Note 3)                            $28.40         $39.90         $37.61         $13.62

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2003
(UNAUDITED)

                                                   EAFE           TOTAL                         LEHMAN
                                               INTERNATIONAL  SOCIAL IMPACT    BALANCED     AGGREGATE BOND
                                                INDEX FUND        FUND        INDEX FUND      INDEX FUND
                                               -------------  -------------  -------------  --------------
ASSETS
  Investments in securities, at value
     (cost $24,877,056; $4,800,226;
     $28,860,703; $23,477,939)                 $ 15,630,035   $  3,325,022   $ 21,538,785    $ 24,124,235
  Cash                                               47,943          2,943             --          80,273
  Collateral for securities loaned, at fair
     value (Note 4)                               1,625,727             --      2,896,565       7,705,423
  Receivables:
    Shares sold                                       4,181            448          1,977          78,971
    Securities sold                                     527          5,241         20,057              --
    Interest and dividends                          113,601          5,061        115,952         227,198
    Receivable from Adviser                           8,876         31,630             --              --
  Prepaid expenses and other                            332          4,265          1,578           2,039
                                               ------------   ------------   ------------    ------------
                                                 17,431,222      3,374,610     24,574,914      32,218,139
                                               ------------   ------------   ------------    ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --          2,014        296,756         404,181
    Shares redeemed                                      --             --          8,268              --
    Payable upon return of securities loaned
       (Note 4)                                   1,625,727             --      2,896,565       7,705,423
    Bank overdraft                                       --             --          3,127              --
    Investment advisory fees                             --             --         16,753           1,881
    Administration expenses                              --             --          2,727           1,544
    Directors fees                                      862            302          1,010             223
    12b-1 fees (Note 3)                                  --              8             --              --
    Custodian and fund accounting fees               37,140          7,359         10,948           9,220
    Professional fees                                 8,181          8,879          7,055           6,412
    Variation margin                                     --             --          7,950              --
    Other accrued expenses                           24,847          8,527          5,516           2,735
                                               ------------   ------------   ------------    ------------
                                                  1,696,757         27,089      3,256,675       8,131,619
                                               ------------   ------------   ------------    ------------
NET ASSETS
  Paid-in capital (Note 3)                       25,980,559      5,031,013     29,570,240      23,249,520
  Accumulated undistributed net investment
     income / (loss)                                 68,899          8,498         83,747          65,889
  Accumulated net realized gain / (loss) on
     investments and futures contracts           (1,067,972)      (216,786)    (1,004,830)        124,815
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translations of assets
     and liabilities in foreign currencies       (9,247,021)    (1,475,204)    (7,330,918)        646,296
                                               ------------   ------------   ------------    ------------
                                               $ 15,734,465   $  3,347,521   $ 21,318,239    $ 24,086,520
                                               ============   ============   ============    ============
Shares authorized ($.10) par value (Note 3)      20,000,000     20,000,000     20,000,000      20,000,000

Shares outstanding (Note 3)                         532,957        104,738        573,018         457,646

Net assets value, offering and redemption
   price per share (Note 3)                          $29.52         $31.96         $37.20          $52.63

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2003
(UNAUDITED)

                                                                              SHORT-TERM     HIGH YIELD
                                                  EVEREST         BOND        GOVERNMENT        BOND
                                                   FUND           FUND           FUND           FUND
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value (cost
     $49,317,089; $91,380,702; $33,706,352;
     $19,372,544)                              $ 40,562,039   $ 92,728,878   $ 34,356,840   $ 17,654,614
  Cash                                               13,346         53,886         20,727        474,505
  Collateral for securities loaned, at fair
     value (Note 4)                                 520,600     24,372,836      9,515,687      8,382,738
  Receivables:
    Shares sold                                      33,844        462,463         57,621         18,060
    Securities sold                                      --      2,201,636             --             --
    Interest and dividends                           97,431      1,163,334        246,575        405,412
    Receivable from Adviser                              --             --             --             --
  Prepaid expenses and other                          5,812          5,614          1,102          1,803
                                               ------------   ------------   ------------   ------------
                                                 41,233,072    120,988,647     44,198,552     26,937,132
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --      2,198,044             --        507,953
    Shares redeemed                                      --             --             --             --
    Payable upon return of securities loaned
       (Note 4)                                     520,600     24,372,836      9,515,687      8,382,738
    Bank overdraft                                       --             --             --             --
    Investment advisory fees                         22,875         38,685          8,037          9,720
    Administration expenses                           3,410          7,879          4,331          1,495
    Directors fees                                    2,051          1,541            288            185
    12b-1 fees (Note 3)                                   8             --             --             --
    Custodian and fund accounting fees               11,844         15,273          8,673          9,303
    Professional fees                                 7,643          8,488          5,851          7,029
    Variation margin                                     --             --             --             --
    Other accrued expenses                            6,503          5,958          2,743          2,638
                                               ------------   ------------   ------------   ------------
                                                    574,934     26,648,704      9,545,610      8,921,061
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital (Note 3)                       51,121,815     94,376,403     33,960,543     43,031,566
  Accumulated undistributed net investment
     income / (loss)                                177,235        574,122        (17,855)       159,219
  Accumulated net realized gain / (loss) on
     investments and futures contracts           (1,885,862)    (1,958,758)        59,766    (23,456,784)
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translations of assets
     and liabilities in foreign currencies       (8,755,050)     1,348,176        650,488     (1,717,930)
                                               ------------   ------------   ------------   ------------
                                               $ 40,658,138   $ 94,339,943   $ 34,652,942   $ 18,016,071
                                               ============   ============   ============   ============
Shares authorized ($.10) par value (Note 3)      20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding (Note 3)                       1,001,096      1,873,434        653,984        728,054

Net assets value, offering and redemption
   price per share (Note 3)                          $40.61         $50.36         $52.99         $24.75

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2003
(UNAUDITED)

                                                   MONEY
                                                  MARKET
                                                   FUND
                                               -------------
ASSETS
  Investments in securities, at value
     (cost $123,499,707)                       $123,499,707
  Cash                                              762,311
  Collateral for securities loaned, at fair
     value (Note 4)                                      --
  Receivables:
    Shares sold                                      19,833
    Securities sold                                      --
    Interest and dividends                          375,811
    Receivable from Adviser                              --
  Prepaid expenses and other                          6,644
                                               ------------
                                                124,664,306
                                               ------------
LIABILITIES
  Payables:
    Investment securities purchased                      --
    Shares redeemed                                 783,975
    Payable upon return of securities loaned
      (Note 4)                                           --
    Bank overdraft                                       --
    Investment advisory fees                         23,974
    Administration expenses                          10,781
    Directors fees                                    4,036
    12b-1 fees (Note 3)                                  --
    Custodian and fund accounting fees               18,987
    Professional fees                                 5,965
    Variation margin                                     --
    Other accrued expenses                            4,272
                                               ------------
                                                    851,990
                                               ------------
NET ASSETS
  Paid-in capital (Note 3)                      123,812,316
  Accumulated undistributed net investment
     income / (loss)                                     --
  Accumulated net realized gain / (loss) on
     investments and futures contracts                   --
  Net unrealized appreciation /
     (depreciation) on investments, futures
     contracts, and translations of assets
     and liabilities in foreign currencies               --
                                               ------------
                                               $123,812,316
                                               ============
Shares authorized ($.10) par value (Note 3)     123,812,316

Shares outstanding (Note 3)                     123,812,316

Net assets value, offering and redemption
   price per share (Note 3)                           $1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE PERIOD ENDED MARCH 31, 2003
(UNAUDITED)

                                                S&P     RUSSELL 2000
                                  S&P 500     MIDCAP      SMALL CAP     NASDAQ-100
                                   INDEX     400 INDEX      INDEX         INDEX
                                   FUND        FUND         FUND           FUND
                                -----------  ---------  -------------  ------------
INVESTMENT INCOME
  Interest                      $    26,816  $ 13,201     $   2,221    $    10,364
  Dividends (net of foreign
    withholding taxes
    of $6,344; $0; $2; $35)       1,114,972   107,106       119,076          7,090
  Other income                        3,676       630         2,212             --
                                -----------  ---------    ---------    -----------
                                  1,145,464   120,937       123,509         17,454
                                -----------  ---------    ---------    -----------
EXPENSES
  Investment advisory fees          183,207    28,681        28,107         14,546
  Administration expenses            61,069     9,560         8,031          4,156
  Custodian fees and expenses        15,922     5,405         8,187          4,065
  Fund accounting fees               18,666    18,837        33,170         19,756
  Professional fees                  10,085     6,818         7,661          5,074
  Directors' fees                    10,375     1,228         1,476            417
  Transfer agent fees                 7,268     6,645         6,013         11,485
  12b-1 fees (Note 3)                    --        --            --              6
  Other                              14,564     5,085         4,308          7,020
                                -----------  ---------    ---------    -----------
                                    321,156    82,259        96,953         66,525
  Expense reimbursements and
    waivers                          (6,219)  (24,896)      (36,724)       (39,505)
                                -----------  ---------    ---------    -----------
                                    314,937    57,363        60,229         27,020
                                -----------  ---------    ---------    -----------
NET INVESTMENT INCOME / (LOSS)      830,527    63,574        63,280         (9,566)
                                -----------  ---------    ---------    -----------

REALIZED AND UNREALIZED GAIN /
  (LOSS)
  Net realized gain / (loss)
    on investments and options   (1,890,572)   81,243       (82,319)    (1,971,792)
  Net realized gain / (loss)
    on futures contracts            (91,644) (347,173)      (26,126)        52,303
                                -----------  ---------    ---------    -----------
                                 (1,982,216) (265,930)     (108,445)    (1,919,489)

  Net change in unrealized
    appreciation /
    (depreciation) on
    investments and futures
    contracts                     5,951,242   363,938       195,993      3,249,797
                                -----------  ---------    ---------    -----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                   3,969,026    98,008        87,548      1,330,308
                                -----------  ---------    ---------    -----------

NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS    $ 4,799,553  $161,582     $ 150,828    $ 1,320,742
                                ===========  =========    =========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2003
(UNAUDITED)

                                    EAFE           TOTAL                    LEHMAN
                                INTERNATIONAL     SOCIAL       BALANCED    AGGREGATE
                                    INDEX         IMPACT        INDEX     BOND INDEX
                                    FUND           FUND          FUND        FUND
                                -------------  -------------  ----------  -----------
INVESTMENT INCOME
  Interest                        $     554      $     48      $273,101    $ 482,178
  Dividends (net of foreign
     withholding taxes
     of $21,099; $0; $687; $0)      167,747        32,156       119,911           --
  Other income                          691            72         1,517        2,513
                                  ---------      --------      --------    ---------
                                    168,992        32,276       394,529      484,691
                                  ---------      --------      --------    ---------
EXPENSES
  Investment advisory fees           46,054         7,834        32,796       30,497
  Administration expenses             8,224         1,741        10,922       10,166
  Custodian fees and expenses        43,331         2,730         3,814        3,066
  Fund accounting fees               46,512        21,394        20,300       22,763
  Professional fees                   7,969         5,100         7,906        6,735
  Directors' fees                     1,582           440         1,529        1,335
  Transfer agent fees                 5,968        10,993         6,370        6,370
  12b-1 fees (Note 3)                    --             6            --           --
  Other                               2,447         4,030         3,865        1,387
                                  ---------      --------      --------    ---------
                                    162,087        54,268        87,502       82,319
  Expense reimbursements and
     waivers                        (59,288)      (41,205)      (21,909)     (21,326)
                                  ---------      --------      --------    ---------
                                    102,799        13,063        65,593       60,993
                                  ---------      --------      --------    ---------
NET INVESTMENT INCOME / (LOSS)       66,193        19,213       328,936      423,698
                                  ---------      --------      --------    ---------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss)
     on investments and
     options                        (69,282)      (21,773)       24,507      315,973
  Net realized gain / (loss)
     on futures contracts                --            --        (5,168)          --
                                  ---------      --------      --------    ---------
                                    (69,282)      (21,773)       19,339      315,973

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                     (479,634)      156,360       590,252     (166,375)
                                  ---------      --------      --------    ---------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                   (548,916)      134,587       609,591      149,598
                                  ---------      --------      --------    ---------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS     $(482,723)     $153,800      $938,527    $ 573,296
                                  =========      ========      ========    =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2003
(UNAUDITED)

                                                         SHORT-TERM  HIGH YIELD
                                  EVEREST       BOND     GOVERNMENT     BOND
                                   FUND         FUND        FUND        FUND
                                -----------  ----------  ----------  -----------
INVESTMENT INCOME
  Interest                      $    10,572  $3,351,225   $458,866   $   869,094
  Dividends (net of foreign
     withholding taxes
     of $0; $0; $0; $0)             584,082          --         --            --
  Other income                          753      14,228      4,183         5,628
                                -----------  ----------   --------   -----------
                                    595,407   3,365,453    463,049       874,722
                                -----------  ----------   --------   -----------
EXPENSES
  Investment advisory fees          136,207     241,736     67,577        54,620
  Administration expenses            21,282      51,433     15,017         8,403
  Custodian fees and expenses         6,284      12,479      3,350         2,480
  Fund accounting fees               19,392      23,530     20,888        21,756
  Professional fees                   6,181       9,917      6,612         6,949
  Directors' fees                     3,906       7,743      1,974           986
  Transfer agent fees                11,214       6,789      6,238         6,006
  12b-1 fees (Note 3)                     5          --         --            --
  Other                               8,827       5,600      1,370             0
                                -----------  ----------   --------   -----------
                                    213,298     359,227    123,026       101,200
  Expense reimbursements and
     waivers                             --          --    (13,400)           --
                                -----------  ----------   --------   -----------
                                    213,298     359,227    109,626       101,200
                                -----------  ----------   --------   -----------
NET INVESTMENT INCOME / (LOSS)      382,109   3,006,226    353,423       773,522
                                -----------  ----------   --------   -----------

REALIZED AND UNREALIZED GAIN /
   (LOSS)
  Net realized gain / (loss)
     on investments and
     options                     (1,677,532)    112,613     32,727    (2,646,869)
  Net realized gain / (loss)
     on futures contracts                --          --         --            --
                                -----------  ----------   --------   -----------
                                 (1,677,532)    112,613     32,727    (2,646,869)

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                    2,929,716     138,546    (31,949)    3,601,831
                                -----------  ----------   --------   -----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                  1,252,184     251,159        778       954,962
                                -----------  ----------   --------   -----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS   $ 1,634,293  $3,257,385   $354,201   $ 1,728,484
                                ===========  ==========   ========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2003
(UNAUDITED)

                                                     MONEY
                                                     MARKET
                                                      FUND
                                                    --------
INVESTMENT INCOME
  Interest                                          $992,359
  Dividends (net of foreign withholding taxes of
     $0)                                                  --
  Other income                                            --
                                                    --------
                                                     992,359
                                                    --------
EXPENSES
  Investment advisory fees                           219,856
  Administration expenses                             62,816
  Custodian fees and expenses                         18,866
  Fund accounting fees                                22,171
  Professional fees                                    9,930
  Directors' fees                                     11,059
  Transfer agent fees                                  7,203
  12b-1 fees (Note 3)                                     --
  Other                                                7,040
                                                    --------
                                                     358,941
  Expense reimbursements and waivers                 (75,758)
                                                    --------
                                                     283,183
                                                    --------
NET INVESTMENT INCOME / (LOSS)                       709,176
                                                    --------

REALIZED AND UNREALIZED GAIN / (LOSS)
  Net realized gain / (loss) on investments and
     options                                              21
  Net realized gain / (loss) on futures contracts         --
                                                    --------
                                                          21

  Net change in unrealized appreciation /
     (depreciation) on investments and futures
     contracts                                            --
                                                    --------

NET REALIZED AND UNREALIZED GAIN / (LOSS)                 21
                                                    --------

NET INCREASE / (DECREASE) IN NET ASSETS FROM
   OPERATIONS                                       $709,197
                                                    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        S&P 500                          S&P MIDCAP 400
                                       INDEX FUND                          INDEX FUND
                           ----------------------------------  ----------------------------------
                           FOR THE SIX MONTHS                  FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)      SEPTEMBER 30,
                           ------------------  --------------  ------------------  --------------
                                  2003              2002              2003              2002
                           ------------------  --------------  ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                   $    830,527      $  1,386,660      $    63,574       $   116,152
  Net realized gain /
     (loss) on
     investments and
     futures                    (1,982,216)       (7,099,079)        (265,930)         (490,575)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           5,951,242       (23,723,270)         363,938        (2,125,095)
                              ------------      ------------      -----------       -----------
                                 4,799,553       (29,435,689)         161,582        (2,499,518)
                              ------------      ------------      -----------       -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income         (1,560,239)         (857,843)        (132,067)          (67,577)
  Net realized gain                     --                --               --                --
  Return of capital                     --                --               --                --
                              ------------      ------------      -----------       -----------
                                (1,560,239)         (857,843)        (132,067)          (67,577)
                              ------------      ------------      -----------       -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       15,112,174        23,502,004        4,090,556        11,900,379
  Reinvestment of
     distribution                1,560,153           857,749          131,854            67,519
  Payments for shares
     redeemed                   (5,843,425)      (13,995,734)      (3,573,349)       (4,432,247)
                              ------------      ------------      -----------       -----------
                                10,828,902        10,364,019          649,061         7,535,651
                              ------------      ------------      -----------       -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                14,068,216       (19,929,513)         678,576         4,968,556

NET ASSETS
  Beginning of year            110,001,072       129,930,585       19,202,191        14,233,635
                              ------------      ------------      -----------       -----------
  End of year                 $124,069,288      $110,001,072      $19,880,767       $19,202,191
                              ============      ============      ===========       ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    386,158      $  1,115,870      $    24,811       $    93,304
                              ============      ============      ===========       ===========
FUND SHARE TRANSACTIONS
  Sold                             507,869           663,053           99,224           244,904
  Reinvestment of
     distribution                   52,214            22,337            3,124             1,378
  Redeemed                        (198,339)         (401,181)         (86,316)         (100,779)
                              ------------      ------------      -----------       -----------
    Net increase /
       (decrease) from
       fund share
       transactions                361,744           284,209           16,032           145,503
                              ============      ============      ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 RUSSELL 2000 SMALL CAP                    NASDAQ-100
                                       INDEX FUND                          INDEX FUND
                           ----------------------------------  ----------------------------------
                           FOR THE SIX MONTHS                  FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)      SEPTEMBER 30,
                           ------------------  --------------  ------------------  --------------
                                  2003              2002              2003              2002
                           ------------------  --------------  ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                   $    63,280       $   127,025       $    (9,566)      $    (16,364)
  Net realized gain /
     (loss) on
     investments and
     futures                     (108,445)         (523,809)       (1,919,489)        (2,435,528)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts            195,993        (1,151,006)        3,249,797           (906,189)
                              -----------       -----------       -----------       ------------
                                  150,828        (1,547,790)        1,320,742         (3,358,081)
                              -----------       -----------       -----------       ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (109,689)         (108,180)               --                 --
  Net realized gain                    --                --                --                 --
  Return of capital                    --                --                --                 --
                              -----------       -----------       -----------       ------------
                                 (109,689)         (108,180)               --                 --
                              -----------       -----------       -----------       ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       3,290,301         5,629,911         4,443,621         24,411,242
  Reinvestment of
     distribution                 109,663           108,156                --                 --
  Payments for shares
     redeemed                  (2,640,954)       (6,379,341)       (3,040,238)       (22,029,056)
                              -----------       -----------       -----------       ------------
                                  759,010          (641,274)        1,403,383          2,382,186
                              -----------       -----------       -----------       ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                  800,149        (2,297,244)        2,724,125           (975,895)

NET ASSETS
  Beginning of year            15,463,599        17,760,843         6,430,382          7,406,277
                              -----------       -----------       -----------       ------------
  End of year                 $16,263,748       $15,463,599       $ 9,154,507       $  6,430,382
                              ===========       ===========       ===========       ============
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    34,731       $    81,140       $    (9,566)      $         --
                              ===========       ===========       ===========       ============
FUND SHARE TRANSACTIONS
  Sold                             82,955           115,289           332,717          1,399,079
  Reinvestment of
     distribution                   2,753             2,185                --                 --
  Redeemed                        (65,889)         (130,001)         (235,944)        (1,291,503)
                              -----------       -----------       -----------       ------------
    Net increase /
       (decrease) from
       fund share
       transactions                19,819           (12,527)           96,773            107,576
                              ===========       ===========       ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                   EAFE INTERNATIONAL                     TOTAL SOCIAL
                                       INDEX FUND                         IMPACT FUND
                           ----------------------------------  ----------------------------------
                           FOR THE SIX MONTHS                  FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)      SEPTEMBER 30,
                           ------------------  --------------  ------------------  --------------
                                  2003              2002              2003              2002
                           ------------------  --------------  ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                   $    66,193       $   125,171        $   19,213        $   29,283
  Net realized gain /
     (loss) on
     investments and
     futures                      (69,282)         (997,823)          (21,773)         (119,815)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           (479,634)       (2,244,798)          156,360          (749,059)
                              -----------       -----------        ----------        ----------
                                 (482,723)       (3,117,450)          153,800          (839,591)
                              -----------       -----------        ----------        ----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (122,467)          (74,811)          (35,946)          (20,770)
  Net realized gain                    --                --                --                --
  Return of capital                    --                --                --                --
                              -----------       -----------        ----------        ----------
                                 (122,467)          (74,811)          (35,946)          (20,770)
                              -----------       -----------        ----------        ----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       4,239,745         7,772,170           100,287           213,397
  Reinvestment of
     distribution                 122,442            74,794            35,911            20,749
  Payments for shares
     redeemed                  (3,575,923)       (7,011,860)         (157,670)          (44,102)
                              -----------       -----------        ----------        ----------
                                  786,264           835,104           (21,472)          190,044
                              -----------       -----------        ----------        ----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                  181,074        (2,357,157)           96,382          (670,317)

NET ASSETS
  Beginning of year            15,553,391        17,910,548         3,251,139         3,921,456
                              -----------       -----------        ----------        ----------
  End of year                 $15,734,465       $15,553,391        $3,347,521        $3,251,139
                              ===========       ===========        ==========        ==========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    68,899       $   125,173        $    8,498        $   25,231
                              ===========       ===========        ==========        ==========
FUND SHARE TRANSACTIONS
  Sold                            134,419           210,226             3,038             5,591
  Reinvestment of
     distribution                   3,840             1,918             1,070               483
  Redeemed                       (113,345)         (189,589)           (4,917)           (1,199)
                              -----------       -----------        ----------        ----------
    Net increase /
       (decrease) from
       fund share
       transactions                24,914            22,555              (809)            4,875
                              ===========       ===========        ==========        ==========

                                     BALANCED INDEX
                                          FUND
                           ----------------------------------
                           FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)      SEPTEMBER 30,
                           ------------------  --------------
                                  2003              2002
                           ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                   $   328,936       $   737,699
  Net realized gain /
     (loss) on
     investments and
     futures                       19,339          (854,712)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts            590,252        (2,465,032)
                              -----------       -----------
                                  938,527        (2,582,045)
                              -----------       -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (375,599)         (731,369)
  Net realized gain                    --           (77,183)
  Return of capital                    --                --
                              -----------       -----------
                                 (375,599)         (808,552)
                              -----------       -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       1,535,705         2,636,522
  Reinvestment of
     distribution                 375,527           808,411
  Payments for shares
     redeemed                  (2,503,941)       (5,784,569)
                              -----------       -----------
                                 (592,709)       (2,339,636)
                              -----------       -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                  (29,781)       (5,730,233)
NET ASSETS
  Beginning of year            21,348,020        27,078,253
                              -----------       -----------
  End of year                 $21,318,239       $21,348,020
                              ===========       ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    83,747       $   130,410
                              ===========       ===========
FUND SHARE TRANSACTIONS
  Sold                             40,570            62,243
  Reinvestment of
     distribution                   9,956            19,196
  Redeemed                        (66,395)         (138,432)
                              -----------       -----------
    Net increase /
       (decrease) from
       fund share
       transactions               (15,869)          (56,993)
                              ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 LEHMAN AGGREGATE BOND                      EVEREST
                                       INDEX FUND                             FUND
                           ----------------------------------  ----------------------------------
                           FOR THE SIX MONTHS                  FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)      SEPTEMBER 30,
                           ------------------  --------------  ------------------  --------------
                                  2003              2002              2003              2002
                           ------------------  --------------  ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                   $   423,698       $    879,020      $   382,109       $    785,013
  Net realized gain /
     (loss) on
     investments and
     futures                      315,973            105,376       (1,677,532)            89,838
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           (166,375)            90,482        2,929,716        (12,644,623)
                              -----------       ------------      -----------       ------------
                                  573,296          1,074,878        1,634,293        (11,769,772)
                              -----------       ------------      -----------       ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (477,782)          (901,173)        (805,680)          (554,429)
  Net realized gain              (305,320)          (347,811)              --         (3,787,010)
  Return of capital                    --                 --               --                 --
                              -----------       ------------      -----------       ------------
                                 (783,102)        (1,248,984)        (805,680)        (4,341,439)
                              -----------       ------------      -----------       ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       9,413,820         12,343,737        2,549,146          7,687,133
  Reinvestment of
     distribution                 783,102          1,248,603          804,673          4,339,617
  Payments for shares
     redeemed                  (2,864,214)       (13,107,819)      (5,722,780)       (11,213,961)
                              -----------       ------------      -----------       ------------
                                7,332,708            484,521       (2,368,961)           812,789
                              -----------       ------------      -----------       ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                7,122,902            310,415       (1,540,348)       (15,298,422)

NET ASSETS
  Beginning of year            16,963,618         16,653,203       42,198,486         57,496,908
                              -----------       ------------      -----------       ------------
  End of year                 $24,086,520       $ 16,963,618      $40,658,138       $ 42,198,486
                              ===========       ============      ===========       ============
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    65,889       $    119,972      $   177,235       $    600,806
                              ===========       ============      ===========       ============
FUND SHARE TRANSACTIONS
  Sold                            179,283            236,189           59,486            140,440
  Reinvestment of
     distribution                  14,959             24,001           18,858             78,332
  Redeemed                        (54,711)          (251,179)        (136,113)          (218,027)
                              -----------       ------------      -----------       ------------
    Net increase /
       (decrease) from
       fund share
       transactions               139,531              9,011          (57,769)               745
                              ===========       ============      ===========       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          BOND                             SHORT-TERM                  HIGH YIELD
                                          FUND                          GOVERNMENT FUND                BOND FUND
                           ----------------------------------  ----------------------------------  ------------------
                           FOR THE SIX MONTHS                  FOR THE SIX MONTHS                  FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,      YEAR ENDED     ENDED MARCH 31,
                              (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)      SEPTEMBER 30,      (UNAUDITED)
                           ------------------  --------------  ------------------  --------------  ------------------
                                  2003              2002              2003              2002              2003
                           ------------------  --------------  ------------------  --------------  ------------------
OPERATIONS
  Net investment income /
     (loss)                   $  3,006,226      $  6,151,407      $   353,423       $   663,549       $   773,522
  Net realized gain /
     (loss) on
     investments and
     futures                       112,613        (1,918,146)          32,727           323,539        (2,646,869)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts             138,546          (114,848)         (31,949)           95,080         3,601,831
                              ------------      ------------      -----------       -----------       -----------
                                 3,257,385         4,118,413          354,201         1,082,168         1,728,484
                              ------------      ------------      -----------       -----------       -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income         (3,306,344)       (6,180,005)        (499,477)         (634,580)         (827,943)
  Net realized gain                     --          (173,258)        (113,415)         (252,969)               --
  Return of capital                     --                --               --                --                --
                              ------------      ------------      -----------       -----------       -----------
                                (3,306,344)       (6,353,263)        (612,892)         (887,549)         (827,943)
                              ------------      ------------      -----------       -----------       -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       14,594,266        20,632,182       10,906,793        14,112,734         1,079,720
  Reinvestment of
     distribution                3,305,238         6,351,224          612,766           887,299           140,000
  Payments for shares
     redeemed                  (27,015,596)      (23,299,454)      (2,253,577)       (6,374,565)         (524,434)
                              ------------      ------------      -----------       -----------       -----------
                                (9,116,092)        3,683,952        9,265,982         8,625,468           695,286
                              ------------      ------------      -----------       -----------       -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                (9,165,051)        1,449,102        9,007,291         8,820,087         1,595,827

NET ASSETS
  Beginning of year            103,504,994       102,055,892       25,645,651        16,825,564        16,420,244
                              ------------      ------------      -----------       -----------       -----------
  End of year                 $ 94,339,943      $103,504,994      $34,652,942       $25,645,651       $18,016,071
                              ============      ============      ===========       ===========       ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    574,122      $    874,240      $   (17,855)      $   128,199       $   159,219
                              ============      ============      ===========       ===========       ===========
FUND SHARE TRANSACTIONS
  Sold                             292,382           407,803          205,463           267,663            46,709
  Reinvestment of
     distribution                   66,585           126,326           11,575            17,065             5,949
  Redeemed                        (541,259)         (462,467)         (43,083)         (121,936)          (21,852)
                              ------------      ------------      -----------       -----------       -----------
    Net increase /
       (decrease) from
       fund share
       transactions               (182,292)           71,662          173,955           162,792            30,806
                              ============      ============      ===========       ===========       ===========

                             HIGH YIELD
                             BOND FUND
                           --------------

                             YEAR ENDED
                           SEPTEMBER 30,
                           --------------
                                2002
                           --------------
OPERATIONS
  Net investment income /
     (loss)                 $ 1,649,879
  Net realized gain /
     (loss) on
     investments and
     futures                 (1,684,506)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts       (1,081,859)
                            -----------
                             (1,116,486)
                            -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income      (1,740,762)
  Net realized gain                  --
  Return of capital                  --
                            -----------
                             (1,740,762)
                            -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       716,322
  Reinvestment of
     distribution               266,340
  Payments for shares
     redeemed                  (555,142)
                            -----------
                                427,520
                            -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS             (2,429,728)
NET ASSETS
  Beginning of year          18,849,972
                            -----------
  End of year               $16,420,244
                            ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                   $   213,640
                            ===========
FUND SHARE TRANSACTIONS
  Sold                           26,487
  Reinvestment of
     distribution                 9,940
  Redeemed                      (20,171)
                            -----------
    Net increase /
       (decrease) from
       fund share
       transactions              16,256
                            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      MONEY MARKET
                                          FUND
                           ----------------------------------
                           FOR THE SIX MONTHS
                            ENDED MARCH 31,      YEAR ENDED
                              (UNAUDITED)      SEPTEMBER 30,
                           ------------------  --------------
                                  2003              2002
                           ------------------  --------------
OPERATIONS
  Net investment income /
     (loss)                   $    709,176      $  1,534,662
  Net realized gain /
     (loss) on
     investments and
     futures                            21               776
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts                  --                --
                              ------------      ------------
                                   709,197         1,535,438
                              ------------      ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (709,176)       (1,534,662)
  Net realized gain                    (21)             (776)
  Return of capital                     --                --
                              ------------      ------------
                                  (709,197)       (1,535,438)
                              ------------      ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       39,842,625        98,416,853
  Reinvestment of
     distribution                  708,965         1,535,158
  Payments for shares
     redeemed                  (37,139,908)      (66,440,415)
                              ------------      ------------
                                 3,411,682        33,511,596
                              ------------      ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                 3,411,682        33,511,596

NET ASSETS
  Beginning of year            120,400,634        86,889,038
                              ------------      ------------
  End of year                 $123,812,316      $120,400,634
                              ============      ============
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $         --      $         --
                              ============      ============
FUND SHARE TRANSACTIONS
  Sold                          39,842,625        98,415,853
  Reinvestment of
     distribution                  708,965         1,535,158
  Redeemed                     (37,139,908)      (66,440,415)
                              ------------      ------------
    Net increase /
       (decrease) from
       fund share
       transactions              3,411,682        33,511,596
                              ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                                 SHARES           VALUE

                                                    -------------------
COMMON STOCKS - 95.23%
CONSUMER DISCRETIONARY - 13.12%
  American Greetings*                               977  $       12,799
  AOL Time Warner Inc.*                          67,639         734,560
  AutoNation, Inc.*                               4,385          55,909
  AutoZone Inc.*                                  1,514         104,027
  Bed Bath & Beyond Inc.*                         4,447         153,599
  Best Buy Co., Inc.*                             4,876         131,506
  Big Lots, Inc.*                                 1,762          19,823
  Black & Decker Corp.                            1,211          42,215
  Brunswick Corp.                                 1,376          26,144
  Carnival Corp.                                  8,878         214,049
  Centex Corp.                                      922          50,120
  Circuit City Group                              3,183          16,552
  Clear Channel Communications*                   9,289         315,083
  Comcast Corporation*                           34,890         997,505
  Cooper Tire & Rubber                            1,127          13,749
  Costco Wholesale Corporation*                   6,890         206,907
  Dana Corp.                                      2,276          16,069
  Darden Restaurants                              2,590          46,232
  Delphi Corporation                              8,458          57,768
  Dillard Inc.                                    1,211          15,646
  Dollar General                                  5,100          62,271
  Dow Jones & Co.                                 1,193          42,280
  Eastman Kodak                                   4,414         130,654
  eBay Inc.*                                      4,684         399,498
  Family Dollar Stores                            2,600          80,288
  Federated Department Stores*                    2,877          80,614
  Ford Motor                                     27,742         208,620
  Fortune Brands, Inc.                            2,257          96,758
  Gannett Co.                                     4,055         285,594
  Gap (The)                                      13,390         194,021
  General Motors                                  8,480         285,098
  Genuine Parts                                   2,646          80,729
  Goodyear Tire & Rubber                          2,730          14,114
  Harley-Davidson                                 4,543         180,403
  Harrah's Entertainment*                         1,659          59,226
  Hasbro Inc.                                     2,695          37,434
  Hilton Hotels                                   5,698          66,154
  Home Depot                                     35,175         856,863
  International Game Technology*                  1,299         106,388
  Interpublic Group                               5,836          54,275
  Johnson Controls                                1,319          95,548
  Jones Apparel Group*                            1,924          52,775
  KB Home                                           706          32,088
  Knight-Ridder Inc.                              1,250          73,125
  Kohl's Corp.*                                   5,099         288,501
  Leggett & Platt                                 2,984          54,548
  Limited Brands, Inc.                            7,908         101,776
  Liz Claiborne, Inc.                             1,562          48,297
  Lowe's Cos.                                    11,854         483,880
  Marriott International                          3,538         112,544
  Mattel, Inc.                                    6,617         148,883
  May Dept. Stores                                4,383          87,178
  Maytag Corp.                                    1,195          22,741
  McDonald's Corp.                               19,271         278,659
  McGraw-Hill                                     2,895         160,933
  Meredith Corp.                                    747          28,520
  New York Times                                  2,273          98,080
                                                 SHARES           VALUE

                                                    -------------------
CONSUMER DISCRETIONARY - 13.12%
(CONTINUED)
  Newell Rubbermaid Co.                           4,099  $      116,207
  NIKE Inc.                                       3,999         205,629
  Nordstrom                                       1,996          32,335
  Office Depot*                                   4,734          56,003
  Omnicom Group                                   2,903         157,256
  Penney (J.C.)                                   4,096          80,445
  Pulte Homes, Inc.                                 902          45,235
  RadioShack Corp                                 2,633          58,690
  Reebok International*                             828          27,200
  Sears, Roebuck & Co.                            4,785         115,558
  Sherwin-Williams                                2,249          59,441
  Snap-On Inc.                                      879          21,764
  Stanley Works                                   1,329          31,883
  Staples, Inc.*                                  7,155         131,151
  Starbucks Corporation*                          5,863         151,031
  Starwood Hotels & Resorts                       2,941          69,966
  Target Corp.                                   13,723         401,535
  Tiffany & Co.                                   2,176          54,400
  TJX Companies Inc.                              7,849         138,142
  TMP Worldwide Inc.*                             1,746          18,735
  Toys R Us, Inc.*                                3,212          26,884
  Tribune Co.                                     4,616         207,766
  Tupperware Corp.                                  884          12,217
  Univision Communications*                       3,508          85,981
  V.F. Corp.                                      1,626          61,186
  Viacom Inc.                                    26,655         973,441
  Visteon Corp.                                   2,007          11,922
  Wal-Mart Stores                                66,728       3,471,853
  Walt Disney Co.                                30,972         527,143
  Wendy's International                           1,747          48,060
  Whirlpool Corp.                                 1,032          50,599
  Yum! Brands, Inc*                               4,447         108,196
                                                         --------------
                                                             16,277,474
                                                         --------------
CONSUMER STAPLES - 8.73%
  Alberto-Culver                                    877          43,219
  Albertson's                                     5,732         108,048
  Altria Group, Inc.                             31,283         937,239
  Anheuser-Busch                                 12,934         602,854
  Archer-Daniels-Midland                          9,754         105,343
  Avon Products                                   3,635         207,377
  Brown-Forman Corp.                                913          70,210
  Campbell Soup                                   6,274         131,754
  Clorox Co.                                      3,327         153,608
  Coca Cola Co.                                  37,543       1,519,741
  Coca-Cola Enterprises                           6,794         126,980
  Colgate-Palmolive                               8,233         448,205
  ConAgra Foods, Inc.                             8,052         161,684
  Coors (Adolph)                                    507          24,590
  CVS Corp.                                       5,991         142,885
  General Mills                                   5,499         250,479
  Gillette Co.                                   15,787         488,450
  Heinz (H.J.)                                    5,314         155,169
  Hershey Foods                                   2,055         128,766
  Kellogg Co.                                     6,138         188,130
  Kimberly-Clark                                  7,825         355,725
  Kroger Co.*                                    11,546         151,830
  McCormick & Co.                                 2,100          50,694
  Pepsi Bottling Group                            4,239          76,005
  PepsiCo Inc.                                   26,157       1,046,280
  Procter & Gamble                               19,546       1,740,570

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
CONSUMER STAPLES - 8.73% (CONTINUED)
  RJ Reynolds Tobacco                             1,290  $       41,615
  Safeway Inc.*                                   6,672         126,301
  Sara Lee Corp.                                 11,832         221,258
  Supervalu Inc.                                  1,998          30,969
  Sysco Corp.                                     9,846         250,482
  UST Inc.                                        2,539          70,076
  Walgreen Co.                                   15,494         456,763
  Winn-Dixie                                      2,113          27,934
  Wrigley (Wm) Jr.                                3,372         190,518
                                                         --------------
                                                             10,831,751
                                                         --------------
ENERGY - 5.92%
  Amerada Hess                                    1,352          59,840
  Anadarko Petroleum                              3,784         172,172
  Apache Corp.                                    2,418         149,256
  Ashland Inc.                                    1,073          31,836
  Baker Hughes                                    5,094         152,463
  BJ Services*                                    2,293          78,856
  Burlington Resources                            3,012         143,703
  ChevronTexaco Corp.                            16,139       1,043,386
  ConocoPhillips                                 10,240         548,864
  Devon Energy Corp.                              2,344         113,028
  EOG Resources                                   1,716          67,885
  Exxon Mobil Corp.                             101,725       3,555,288
  Halliburton Co.                                 6,601         136,839
  Kerr-McGee                                      1,507          61,199
  Marathon Oil Corp.                              4,698         112,611
  Nabors Industries Ltd.*                         2,148          85,641
  Noble Corporation*                              1,956          61,458
  Occidental Petroleum                            5,652         169,334
  Rowan Cos.                                      1,317          25,892
  Schlumberger Ltd.                               8,816         335,096
  Sunoco., Inc.                                   1,173          42,897
  Transocean Inc.                                 4,830          98,774
  Unocal Corp.                                    3,849         101,267
                                                         --------------
                                                              7,347,585
                                                         --------------
FINANCIALS - 18.95%
  ACE Limited                                     3,973         115,018
  AFLAC Corporation                               7,809         250,278
  Allstate Corp.                                 10,591         351,303
  Ambac Financial Group                           1,585          80,074
  American Express                               19,869         660,247
  American International Group                   39,391       1,947,885
  AmSouth Bancorporation                          5,368         106,716
  Aon Corp.                                       4,685          96,886
  Apartment Investment & Management               1,350          49,248
  Bank of America Corp.                          22,699       1,517,201
  Bank of New York                               11,554         236,857
  Bank One Corp.                                 17,582         608,689
  BB&T Corporation                                7,120         223,782
  Bear Stearns Cos.                               1,472          96,563
  Capital One Financial                           3,353         100,624
  Charles Schwab                                 20,312         146,653
  Charter One Financial                           3,432          94,929
  Chubb Corp.                                     2,637         116,872
  Cincinnati Financial                            2,448          85,851
  Citigroup Inc.                                 77,693       2,676,524
  Comerica Inc.                                   2,576          97,579
  Countrywide Financial Corp.                     1,917         110,228
  Equity Office Properties                        6,226         158,452
                                                 SHARES           VALUE

                                                    -------------------
FINANCIALS - 18.95% (CONTINUED)
  Equity Residential                              4,181  $      100,637
  Fannie Mae                                     15,020         981,557
  Federal Home Loan Mtg.                         10,539         559,621
  Fifth Third Bancorp                             8,789         440,680
  First Tennessee National                        1,896          75,290
  Fleet Boston Financial Group                   15,868         378,928
  Franklin Resources                              3,928         129,270
  Golden West Financial                           2,305         165,799
  Goldman Sachs Group                             7,135         485,751
  Hartford Financial Services Group               3,768         132,973
  Huntington Bancshares                           3,529          65,604
  J.P. Morgan Chase & Co.                        30,182         715,615
  Janus Capital Group                             3,363          38,305
  Jefferson-Pilot                                 2,172          83,579
  John Hancock Financial                          4,374         121,510
  KeyCorp                                         6,425         144,948
  Lehman Bros.                                    3,598         207,785
  Lincoln National                                2,752          77,056
  Loews Corp.                                     2,770         110,357
  Marsh & McLennan                                8,117         346,028
  Marshall & Ilsley Corp.                         3,235          82,687
  MBIA Inc.                                       2,211          85,433
  MBNA Corp.                                     19,290         290,315
  Mellon Bank Corp.                               6,574         139,763
  Merrill Lynch                                  13,069         462,643
  MetLife Inc.                                   10,694         282,108
  MGIC Investment                                 1,569          61,615
  Moody's Corp                                    2,192         101,336
  Morgan Stanley                                 16,384         628,326
  National City Corp.                             9,247         257,529
  North Fork Bancorporation                       2,447          72,064
  Northern Trust Corp.                            3,312         100,850
  Plum Creek Timber Co.                           2,805          60,560
  PNC Bank Corp.                                  4,214         178,589
  Principal Financial Group                       4,842         131,412
  Progressive Corp.                               3,315         196,613
  Providian Financial Corp.*                      4,336          28,444
  Prudential Financial                            8,565         250,526
  Regions Financial Corp.                         3,328         107,827
  SAFECO Corp.                                    2,045          71,514
  Simon Property Group, Inc                       2,838         101,686
  SLM Corporation                                 2,292         254,229
  SouthTrust Corp.                                5,265         134,415
  St. Paul Cos.                                   3,472         110,410
  State Street Corp.                              4,950         156,569
  SunTrust Banks                                  4,313         227,079
  Synovus Financial                               4,604          82,366
  T. Rowe Price Group                             1,846          50,062
  Torchmark Corp.                                 1,816          65,013
  Travelers Property Casualty Corp.              15,290         215,742
  U.S. Bancorp                                   28,958         549,623
  Union Planters Corporation                      2,981          78,370
  UnumProvident Corp.                             3,650          35,770
  Wachovia Corp.                                 20,564         700,615
  Washington Mutual                              14,316         504,925
  Wells Fargo                                    25,588       1,151,200
  XL Capital                                      2,079         147,152
  Zions Bancorp                                   1,386          59,293
                                                         --------------
                                                             23,504,425
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
HEALTH CARE - 14.88%
  Abbott Labs                                    23,660  $      889,853
  Aetna Inc.                                      2,306         113,686
  Allergan, Inc.                                  1,958         133,555
  AmerisourceBergen Corp.                         1,749          91,823
  Amgen Inc.*                                    19,458       1,119,808
  Anthem, Inc.*                                   2,169         143,696
  Applera Corp-Applied Biosystems Group           3,090          48,915
  Bard (C.R.) Inc.                                  778          49,061
  Bausch & Lomb                                     812          26,707
  Baxter International Inc.                       8,988         167,536
  Becton, Dickinson                               3,842         132,318
  Biogen, Inc.*                                   2,261          67,740
  Biomet, Inc.                                    3,977         121,895
  Boston Scientific*                              6,105         248,840
  Bristol-Myers Squibb                           29,298         619,067
  Cardinal Health, Inc.                           6,932         394,916
  Chiron Corporation*                             2,831         106,163
  CIGNA Corp.                                     2,124          97,109
  Forest Laboratories*                            5,454         294,352
  Genzyme General*                                3,282         119,629
  Guidant Corp.*                                  4,639         167,932
  HCA Inc.                                        7,765         321,160
  Health Management Assoc.                        3,609          68,571
  Humana Inc.*                                    2,521          24,202
  IMS Health Inc.                                 3,747          58,491
  Johnson & Johnson                              44,931       2,600,157
  King Pharmaceuticals*                           3,697          44,105
  Lilly (Eli) & Co.                              16,979         970,350
  Manor Care Inc.*                                1,546          29,730
  McKesson Corp.                                  4,408         109,891
  MedImmune, Inc.*                                3,755         123,277
  Medtronic Inc.                                 18,436         831,832
  Merck & Co.                                    33,948       1,859,671
  Millipore Corp.*                                  671          21,942
  Pfizer, Inc.                                   93,158       2,902,799
  Pharmacia Corp                                 19,502         844,437
  Quest Diagnostics*                              1,499          89,475
  Quintiles Transnational*                        1,772          21,548
  Schering-Plough                                22,171         395,309
  St Jude Medical*                                2,631         128,261
  Stryker Corp.                                   2,990         205,264
  Tenet Healthcare Corp.*                         7,167         119,689
  United Health Group Inc.                        4,604         422,049
  Watson Pharmaceuticals*                         1,636          47,068
  WellPoint Health Networks*                      2,242         172,074
  Wyeth                                          20,040         757,913
  Zimmer Holdings*                                2,937         142,826
                                                         --------------
                                                             18,466,692
                                                         --------------
INDUSTRIALS - 10.75%
  3M Company                                      5,818         756,515
  Allied Waste Industries*                        2,944          23,523
  American Power Conversion Corporation*          2,913          41,481
  American Standard*                              1,094          75,234
  Apollo Group, Inc.*                             2,579         128,692
  Automatic Data Processing Inc.                  9,138         281,359
  Avery Dennison Corp.                            1,657          97,216
  Block H&R                                       2,676         114,238
  Boeing Company                                 12,602         315,806
  Burlington Northern Santa Fe                    5,755         143,300
  Caterpillar Inc.                                5,166         254,167
                                                 SHARES           VALUE

                                                    -------------------
INDUSTRIALS - 10.75% (CONTINUED)
  Cendant Corporation*                           15,573  $      197,777
  Cintas Corporation                              2,555          84,060
  Concord EFS Inc.*                               7,700          72,380
  Convergys Corp.*                                2,649          34,967
  Cooper Industries, Ltd.                         1,381          49,316
  Crane Company                                     908          15,817
  CSX Corp.                                       3,249          92,661
  Cummins Inc.                                      635          15,621
  Danaher Corp.                                   2,241         147,368
  Deere & Co.                                     3,562         139,844
  Delta Air Lines                                 1,898          16,892
  Deluxe Corp.                                      956          38,364
  Donnelley (R.R.) & Sons                         1,730          31,694
  Dover Corp.                                     3,015          73,023
  Eaton Corp.                                     1,040          72,748
  Emerson Electric                                6,456         292,780
  Equifax Inc.                                    2,152          43,018
  FedEx Corporation                               4,434         244,180
  First Data                                     11,399         421,877
  Fiserv, Inc.*                                   2,796          88,018
  Fluor Corp.                                     1,254          42,235
  General Dynamics                                3,028         166,752
  General Electric                              150,492       3,837,546
  Goodrich Corporation                            1,725          24,254
  Grainger (W.W.) Inc.                            1,369          58,730
  Honeywell International Inc.                   12,934         276,270
  Illinois Tool Works                             4,633         269,409
  Ingersoll-Rand Co. Ltd.                         2,535          97,826
  ITT Industries, Inc.                            1,360          72,638
  Lockheed Martin Corp.                           6,893         327,762
  Masco Corp.                                     7,390         137,602
  McDermott International*                        1,015           2,944
  Navistar International Corp.*                   1,032          25,398
  Norfolk Southern Corp.                          5,847         108,520
  Northrop Grumman Corp.                          2,740         235,092
  PACCAR Inc.                                     1,749          87,922
  Pall Corp.                                      1,848          36,960
  Parker-Hannifin                                 1,796          69,577
  Paychex, Inc.                                   5,688         156,249
  Pitney-Bowes                                    3,645         116,348
  Power-One Inc.*                                 1,213           5,337
  Raytheon Co.                                    6,143         174,277
  Robert Half International*                      2,674          35,591
  Rockwell Automation, Inc.                       2,834          58,664
  Rockwell Collins                                2,667          48,993
  Ryder System                                      926          18,992
  Sabre Holding Corp.*                            2,167          34,477
  Southwest Airlines                             11,743         168,629
  Textron Inc.                                    2,087          57,309
  Thomas & Betts*                                   817          11,585
  Tyco International                             30,224         388,681
  Union Pacific                                   3,797         208,835
  United Parcel Service                          16,960         966,720
  United Technologies                             7,111         410,874
  Waste Management Inc.                           8,999         190,599
                                                         --------------
                                                             13,333,533
                                                         --------------
INFORMATION TECHNOLOGY - 14.08%
  ADC Telecommunications, Inc.*                  12,173          25,076
  Adobe Systems                                   3,584         110,495
  Advanced Micro Devices*                         5,195          32,105

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
INFORMATION TECHNOLOGY - 14.08%
(CONTINUED)
  Agilent Technologies*                           7,065  $       92,905
  Altera Corporation*                             5,763          78,031
  Analog Devices*                                 5,484         150,810
  Andrew Corp.*                                   1,531           8,421
  Apple Computer*                                 5,513          77,954
  Applied Materials, Inc.*                       24,948         313,846
  Applied Micro Circuits*                         4,604          15,009
  Autodesk, Inc.                                  1,711          26,110
  Avaya Inc.*                                     5,661          11,548
  BMC Software*                                   3,533          53,313
  Broadcom Corporation*                           4,149          51,240
  CIENA Corporation*                              6,605          28,864
  Cisco Systems, Inc.*                          107,523       1,395,649
  Citrix Systems, Inc.*                           2,639          34,729
  Computer Associates International               8,756         119,607
  Computer Sciences Corp.*                        2,832          92,182
  Compuware Corporation*                          5,715          19,374
  Comverse Technology, Inc.*                      2,936          33,206
  Corning Inc.*                                  18,184         106,195
  Dell Computer Corporation*                     39,019       1,065,609
  Electronic Arts Inc.*                           2,164         126,897
  Electronic Data Systems                         7,262         127,811
  EMC Corp.*                                     33,302         240,773
  Gateway Inc.*                                   5,002          11,805
  Hewlett-Packard                                46,095         716,777
  Intel Corporation                             100,141       1,630,295
  International Business Machines                25,540       2,003,102
  Intuit Inc.*                                    3,029         112,679
  Jabil Circuit*                                  2,945          51,538
  JDS Uniphase Corporation*                      21,471          61,192
  KLA-Tencor Corporation*                         2,786         100,134
  Lexmark International Inc*                      1,826         122,251
  Linear Technology Corporation                   4,657         143,762
  LSI Logic*                                      5,659          25,579
  Lucent Technologies*                           59,516          87,489
  Maxim Integrated Products, Inc.                 4,793         173,123
  Mercury Interactive Corporation*                1,280          37,990
  Micron Technology*                              9,208          74,953
  Microsoft Corporation                         161,780       3,916,694
  Molex Incorporated                              2,874          61,734
  Motorola Inc.                                  34,869         288,018
  National Semiconductor*                         2,738          46,656
  NCR Corp.*                                      1,462          26,813
  Network Appliance, Inc.*                        5,130          57,405
  Novell Inc.*                                    5,567          11,969
  Novellus Systems, Inc.*                         2,200          59,994
  NVIDIA Corporation*                             2,307          29,645
  Oracle Corporation*                            79,656         864,188
  Parametric Technology*                          3,969           8,613
  PeopleSoft, Inc.*                               4,731          72,384
  PerkinElmer                                     1,981          17,611
  PMC-Sierra Inc.*                                2,609          15,524
  QLogic Corporation*                             1,378          51,179
  QUALCOMM Incorporated                          11,928         430,124
  Sanmina-SCI Corporation*                        7,701          31,112
  Scientific-Atlanta                              2,352          32,316
  Siebel Systems, Inc.*                           7,325          58,673
  Solectron*                                     12,513          37,789
  Sun Microsystems, Inc.*                        48,438         157,908
  SunGard Data Systems*                           4,284          91,249
  Symantec Corporation*                           2,200          86,196
                                                 SHARES           VALUE

                                                    -------------------
INFORMATION TECHNOLOGY - 14.08%
(CONTINUED)
  Symbol Technologies                             3,432  $       29,550
  Tektronix Inc.*                                 1,292          22,158
  Tellabs, Inc.*                                  6,201          35,904
  Teradyne Inc.*                                  2,757          32,091
  Texas Instruments                              26,184         428,629
  Thermo Electron*                                2,497          45,196
  Unisys Corp.*                                   4,939          45,735
  Veritas Software*                               6,305         110,842
  Waters Corporation*                             1,976          41,812
  Xerox Corp.*                                   11,116          96,709
  Xilinx, Inc.*                                   5,098         119,344
  Yahoo! Inc.*                                    8,841         212,361
                                                         --------------
                                                             17,464,553
                                                         --------------
MATERIALS - 2.57%
  Air Products & Chemicals                        3,360         139,205
  Alcoa Inc                                      12,779         247,657
  Allegheny Technologies Inc                      1,233           3,576
  Ball Corp.                                        854          47,568
  Bemis Company                                     798          33,564
  Boise Cascade                                     881          19,250
  Dow Chemical                                   13,708         378,478
  Du Pont (E.I.)                                 15,042         584,532
  Eastman Chemical                                1,164          33,744
  Ecolab Inc.                                     1,918          94,615
  Engelhard Corp.                                 1,957          41,919
  Freeport-McMoran Cp & Gld*                      2,201          37,527
  Georgia-Pacific Group                           3,721          51,722
  Great Lakes Chemical                              757          16,805
  Hercules, Inc.*                                 1,597          13,894
  International Flavors & Fragrances              1,418          44,086
  International Paper                             7,327         247,653
  Louisiana Pacific*                              1,550          12,292
  MeadWestvaco Corporation                        3,081          70,185
  Monsanto Co.                                    3,952          64,813
  Newmont Mining Corp.                            6,076         158,887
  Nucor Corp.                                     1,165          44,468
  Pactiv Corp.*                                   2,424          49,207
  Phelps Dodge*                                   1,327          43,101
  PPG Industries                                  2,544         114,684
  Praxair, Inc.                                   2,412         135,916
  Rohm & Haas                                     3,340          99,465
  Sealed Air Corp.*                               1,286          51,607
  Sigma-Aldrich Corporation                       1,026          45,647
  Temple-Inland                                     816          30,518
  United States Steel Corp.                       1,534          15,079
  Vulcan Materials                                1,503          45,436
  Weyerhaeuser Corp.                              3,341         159,799
  Worthington Ind.                                1,323          15,783
                                                         --------------
                                                              3,192,682
                                                         --------------
TELECOMMUNICATION SERVICES - 3.51%
  ALLTEL Corp.                                    4,617         206,657
  AT&T Corp.                                     11,647         188,681
  AT&T Wireless Services*                        41,020         270,732
  BellSouth                                      28,154         610,097
  Century Telephone                               2,128          58,733
  Citizens Communications*                        4,235          42,265
  Nextel Communications, Inc.*                   14,560         194,958
  Qwest Communications International*            25,697          89,683
  SBC Communications Inc.                        50,169       1,006,390

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
TELECOMMUNICATION SERVICES - 3.51% (CONTINUED)
  Sprint Corp. FON                               13,524  $      158,907
  Sprint Corp. PCS*                              15,178          66,176
  Verizon Communications                         41,358       1,462,006
                                                         --------------
                                                              4,355,285
                                                         --------------
UTILITIES - 2.72%
  AES Corp.*                                      8,272          29,945
  Allegheny Energy                                1,904          11,824
  Ameren Corporation                              2,406          93,954
  American Electric Power                         5,848         133,627
  Calpine Corp.*                                  5,733          18,919
  CenterPoint Energy                              4,600          32,430
  CINergy Corp.                                   2,530          85,135
  CMS Energy                                      2,206           9,728
  Consolidated Edison                             3,238         124,566
  Constellation Energy Group                      2,437          67,578
  Dominion Resources                              4,593         254,314
  DTE Energy Co.                                  2,547          98,442
  Duke Energy                                    13,496         196,232
  Dynegy Inc.                                     5,638          14,715
  Edison Int'l*                                   4,932          67,519
  El Paso Corp.                                   9,037          54,674
  Entergy Corp.                                   3,368         162,169
  Exelon Corp.                                    4,910         247,513
  FirstEnergy Corp.                               4,504         141,876
  FPL Group                                       2,789         164,356
  Keyspan Energy                                  2,365          76,271
  Kinder Morgan                                   1,868          84,060
  Mirant Corporation*                             6,143           9,829
  NICOR Inc.                                        629          17,184
  NiSource Inc.                                   3,702          67,376
  Peoples Energy                                    497          17,778
  PG&E Corp.*                                     6,126          82,395
  Pinnacle West Capital                           1,385          46,037
  PPL Corp.                                       2,420          86,176
  Progress Energy, Inc.                           4,736         138,032
  Public Service Enterprise Inc.                  3,330         122,178
                                                 SHARES           VALUE

                                                    -------------------
UTILITIES - 2.72% (CONTINUED)
  Sempra Energy                                   3,214  $       80,221
  Southern Co.                                   10,786         306,754
  TECO Energy                                     2,658          28,255
  TXU Corp.                                       4,905          87,554
  Williams Cos.                                   7,848          35,944
  Xcel Energy Inc                                 5,953          76,258
                                                         --------------
                                                              3,371,818
                                                         --------------
    Total Common Stocks
       (cost $187,068,951)                                  118,145,798
                                                         --------------

UNIT INVESTMENT TRUST(3) - 1.51%
  S&P 500 Depositary Receipts                    22,100       1,872,754
                                                         --------------
    Total Unit Investment Trust
       (cost $1,933,582)                                      1,872,754
                                                         --------------

                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS(3) - 3.47%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 2.83%                         $   3,510,238  $    3,510,238
                                                         --------------
U.S. TREASURY BILL - .64%
  U.S. Treasury Bill (1.670% due
     12/19/02)                                  800,000         798,007
                                                         --------------
    Total Short-Term Investments
       (cost $4,308,245)                                      4,308,245
                                                         --------------
TOTAL INVESTMENTS - 100.21%
   (cost $193,310,778)(1)                                   124,326,797
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 1.59%                                          1,979,594
                                                         --------------
OTHER ASSETS AND LIABILITIES - (1.80%)                       (2,237,103)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $  124,069,288
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $194,454,822 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $7,813,205 and ($77,941,230), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $3,811,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (06/03)                          18       $(87,800)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 81.84%
CONSUMER DISCRETIONARY - 13.74%
  99(Cents) Only Stores*                          1,666  $       42,483
  Abercrombie & Fitch Co.*                        2,406          72,252
  American Eagle Outfitters*                      1,739          25,249
  Applebee's International                        1,325          37,153
  Arvinmeritor Inc                                1,609          22,510
  Bandag, Inc.                                      499          15,913
  Barnes & Noble*                                 1,623          30,821
  Belo Corp.                                      2,664          53,973
  BJ's Wholesale Club*                            1,761          19,899
  Blyth Inc                                       1,139          28,965
  Bob Evans Farms                                   838          20,187
  Borders Group*                                  1,968          28,930
  Borg Warner Inc.                                  637          30,474
  Brinker International*                          2,381          72,621
  Callaway Golf Co.                               1,884          22,382
  CarMax Inc.*                                    2,500          36,425
  Catalina Marketing*                             1,334          25,653
  CBRL Group                                      1,277          35,054
  CDW Computer Centers, Inc.*                     2,021          82,457
  Cheesecake Factory*                             1,175          37,917
  Chico's FAS*                                    2,050          41,000
  Claire's Stores                                 1,180          27,860
  Clayton Homes                                   3,324          36,697
  Coach, Inc.*                                    2,102          80,570
  Copart Inc.*                                    2,166          16,635
  D.R. Horton                                     3,472          66,662
  Dollar Tree Stores, Inc.*                       2,717          54,068
  Emmis Communications*                           1,248          21,066
  Entercom Communications*                        1,196          52,516
  Extended Stay America*                          2,252          22,745
  Federal Signal                                  1,089          15,464
  Furniture Brands International*                 1,321          25,839
  Gentex Corporation*                             1,816          46,199
  GTECH Holdings Corp.*                           1,390          45,397
  Harte-Hanks, Inc.                               2,287          43,682
  Hispanic Broadcasting*                          2,625          54,233
  International Speedway                          1,286          51,517
  Krispy Kreme Doughnuts*                         1,300          44,018
  Lear Corporation*                               1,553          54,899
  Lee Enterprises                                 1,066          33,600
  Lennar Corp                                     1,548          82,895
  Macrovision Corporation*                        1,226          14,700
  Mandalay Resort Group*                          1,583          43,627
  Media General                                     555          27,328
  Michaels Stores*                                1,570          39,266
  Modine Mfg.                                       803          12,037
  Mohawk Industries*                              1,573          75,410
  Neiman-Marcus Group                             1,154          33,454
  Outback Steakhouse                              1,852          65,524
  Park Place Entertainment*                       7,299          51,969
  Payless ShoeSource*                             1,614          25,259
  PETsMART, Inc.*                                 3,250          40,950
  Pier 1 Imports                                  2,375          37,668
  Reader's Digest Association                     2,421          24,718
  Ross Stores, Inc.                               1,936          69,986
  Ruby Tuesday, Inc.                              1,550          31,620
  SAKS Inc.*                                      3,437          26,431
  Scholastic Corp.*                                 954          25,663
  Six Flags Inc.*                                 2,236          12,522
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER DISCRETIONARY - 13.74%
(CONTINUED)
  Superior Industries                               626  $       22,805
  Timberland Co*                                    939          39,260
  Toll Brothers*                                  1,650          31,845
  Unifi, Inc.*                                    1,304           6,271
  United Rentals*                                 1,774          17,065
  Washington Post                                   229         156,031
  Westwood One, Inc.*                             2,596          81,099
  Williams-Sonoma Inc.*                           2,758          60,124
                                                         --------------
                                                              2,731,512
                                                         --------------
CONSUMER STAPLES - 4.14%
  Church & Dwight                                   946          28,721
  Constellation Brands*                           2,100          47,670
  Dean Foods*                                     2,098          90,025
  Dial Corporation                                2,296          44,542
  Dreyer's Grand Ice Cream                          834          57,813
  Energizer Holdings Inc.*                        2,120          54,039
  Hormel Foods Corp.                              3,362          71,174
  Interstate Bakeries                               884           9,282
  Lancaster Colony                                  896          34,361
  Longs Drug Stores                                 917          13,755
  PepsiAmericas, Inc.                             3,773          44,370
  Ruddick Corp.                                   1,120          13,776
  Sensient Technologies                           1,145          22,923
  Smithfield Foods*                               2,700          47,844
  Smucker (J.M.)                                  1,158          40,495
  Tootsie Roll                                    1,296          36,967
  Tyson Foods                                     8,452          65,503
  Universal Corp.                                   647          24,431
  Whole Foods Market, Inc.*                       1,350          75,114
                                                         --------------
                                                                822,805
                                                         --------------
ENERGY - 6.52%
  Cooper Cameron Corp*                            1,306          64,660
  ENSCO International                             3,618          92,295
  FMC Technologies*                               1,573          30,202
  Forest Oil*                                     1,131          25,221
  Grant Prideco*                                  2,647          31,923
  Hanover Compressor*                             1,527           9,926
  Helmerich & Payne                               1,223          31,333
  Murphy Oil                                      2,192          96,821
  National-Oilwell Inc.*                          1,957          43,817
  Noble Energy, Inc                               1,370          46,977
  Ocean Energy,Inc.                               4,158          83,160
  Overseas Shipholding Group                        829          13,844
  Patterson-UTI Energy, Inc.*                     1,848          59,801
  Pioneer Natural Resources*                      2,735          68,649
  Pogo Producing                                  1,500          59,655
  Pride International*                            3,214          43,357
  Smith International*                            2,390          84,200
  Tidewater Inc.                                  1,465          42,075
  Valero Energy                                   2,572         106,429
  Varco International*                            2,322          42,515
  Weatherford International Ltd.*                 3,128         118,145
  Western Gas Resources                             790          25,715
  XTO Energy Inc.                                 4,000          76,000
                                                         --------------
                                                              1,296,720
                                                         --------------
FINANCIALS - 16.22%
  A.G. Edwards                                    1,903          49,288
  Allmerica Financial*                            1,280          17,958
  AMB Property Corp                               2,000          56,500
  American Financial Group                        1,653          32,812

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 16.22% (CONTINUED)
  AmeriCredit Corp.*                              3,591  $       11,850
  AmerUs Group Co.                                1,000          24,540
  Associated Banc-Corp.                           1,749          56,545
  Astoria Financial                               2,233          51,873
  Bank of Hawaii Corp.                            1,448          44,598
  Banknorth Group Inc                             3,923          85,561
  Brown & Brown Inc.                              1,550          48,531
  City National Corp.                             1,164          51,146
  Colonial BancGroup                              2,998          33,728
  Commerce Bancorp.                               1,582          62,869
  Compass Bancshares                              3,084          96,437
  E*Trade Groupv                                  8,739          36,791
  Eaton Vance                                     1,675          44,773
  Everest Re Group                                1,229          70,311
  Fidelity National Financial                     2,280          77,862
  First Amer'n Corp.                              1,800          43,920
  First Virginia Banks                            1,735          68,064
  FirstMerit Corp.                                2,053          37,857
  Gallagher (Arthur J.)                           2,050          50,328
  GATX Corp.                                      1,178          17,057
  Greater Bay Bancorp                             1,203          17,203
  Greenpoint Financial Corp.                      2,423         108,575
  HCC Insurance Holdings                          1,468          37,522
  Hibernia Corp.                                  3,849          65,279
  Horace Mann Educators                             985          12,923
  Hospitality Properties Trust                    1,515          46,283
  Independence Community Bank                     1,423          37,638
  IndyMac Bancorp                                 1,371          26,666
  Investment Technology Group*                    1,175          16,415
  Investors Financial Services                    1,544          37,596
  LaBranche & Co.*                                1,421          26,118
  Legg Mason                                      1,612          78,569
  Leucadia National Corp.                         1,338          47,820
  Liberty Property Trust                          1,800          56,340
  M&T Bank Corp.                                  2,286         179,634
  Mack-Cali Realty                                1,350          41,810
  Mercantile Bankshares                           1,689          57,325
  National Commerce Financial                     4,925         116,723
  Neuberger Berman Inc.                           1,702          48,047
  New Plan Excel Realty Trust                     2,259          44,254
  New York Community Bancorp                      2,575          76,735
  Ohio Casualty*                                  1,454          18,786
  Old Republic International                      2,878          76,987
  PMI Group                                       2,156          55,086
  Protective Life Corp.                           1,659          47,364
  Provident Financial Group Inc.                  1,190          25,264
  Radian Group                                    2,270          75,773
  Roslyn Bancorp                                  2,028          36,463
  SEI Investments                                 2,614          68,487
  Silicon Valley Bancshares*                        938          17,062
  Sovereign Bancorp                               6,140          85,039
  StanCorp Financial Group                          724          37,322
  TCF Financial                                   1,859          74,434
  The MONY Group                                  1,152          24,076
  United Dominion Realty Trust                    2,600          41,547
  Unitrin, Inc.                                   1,629          37,744
  Waddell & Reed Financial Investment             1,937          34,033
  Webster Financial Corp.                         1,192          41,863
  Westamerica Bancorp                               836          33,014
  Wilmington Trust Corp.                          1,580          43,924
                                                         --------------
                                                              3,224,942
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 11.36%
  AdvancePCS*                                     2,200  $       62,348
  Apogent Technologies*                           2,558          37,296
  Apria Healthcare Group*                         1,319          30,812
  Barr Laboratories*                              1,540          87,780
  Beckman Coulter Inc.                            1,475          50,194
  Charles River Labs*                             1,000          25,520
  Community Health Systems*                       2,300          47,127
  Covance Inc.*                                   1,438          33,247
  Coventry Health Care Inc.*                      1,500          49,350
  Cytyc Corp.*                                    2,923          38,145
  DENTSPLY International Inc.                     1,884          65,544
  Edwards Lifesciences Corp.*                     1,433          39,264
  Express Scripts, Inc.*                          1,916         106,683
  xFirst Health Group Corp.*                      2,411          61,336
  Gilead Sciences, Inc.*                          4,644         195,002
  Health Net, Inc.*                               2,989          80,016
  Henry Schein, Inc.*                             1,033          46,588
  Hillenbrand Industries                          1,512          77,082
  ICN Pharmaceuticals, Inc.                       1,972          17,571
  IDEC Pharmaceuticals Corporation*               3,691         127,041
  IVAX Corp.*                                     4,763          58,347
  LifePoint Hospitals*                              950          23,855
  Lincare Holdings Inc.*                          2,607          80,009
  Millennium Pharmaceuticals, Inc.*               6,683          52,528
  Mylan Laboratories                              4,555         130,956
  Omnicare, Inc.                                  2,261          61,522
  Oxford Health Plans*                            2,015          61,175
  PacifiCare Health Systems*                        837          20,205
  Patterson Dental Company*                       1,637          75,187
  Perrigo Co.                                     1,781          21,158
  Pharmaceutical Resources*                         760          32,285
  Protein Design Labs*                            2,131          15,769
  Sepracor Inc.*                                  2,015          27,283
  SICOR Inc.*                                     2,815          47,011
  STERIS Corp.*                                   1,678          43,895
  Triad Hospitals*                                1,743          46,886
  Universal Health Services*                      1,457          59,402
  Varian Medical Systems*                         1,650          88,985
  Vertex Pharmaceuticals*                         1,814          20,172
  VISX Inc.*                                      1,329          14,087
                                                         --------------
                                                              2,258,663
                                                         --------------
INDUSTRIALS - 10.59%
  AGCO Corp.*                                     1,741          28,030
  Airborne, Inc.                                  1,162          22,787
  Alaska Air Group*                                 642          10,054
  Alexander & Baldwin                               979          24,338
  Allete, Inc.                                    2,013          41,790
  Ametek, Inc.                                      793          26,177
  Banta Corp.                                       597          17,600
  BISYS Group*                                    2,848          46,479
  C.H. Robinson Worldwide, Inc.                   2,045          66,872
  Career Education*                               1,100          53,812
  Carlisle Companies                                732          29,639
  Ceridian Corp.*                                 3,541          49,503
  Certegy, Inc.*                                  1,669          42,059
  Checkfree Corp*                                 1,865          41,925
  ChoicePoint Inc.*                               2,028          68,749
  CNF Inc.                                        1,179          35,901
  Corinthian Colleges*                            1,050          41,475
  CSG Systems International*                      1,283          11,124
  DeVRY Inc.*                                     1,689          31,534
  Donaldson Co.                                   1,067          39,031

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 10.59% (CONTINUED)
  DST Systems Inc.*                               2,913  $       79,234
  Dun & Bradstreet*                               1,801          68,888
  Dycom Industries*                               1,149          11,869
  Education Management*                             822          32,691
  EGL Inc.*                                       1,156          17,178
  Expeditors International of
     Washington, Inc.                             2,494          89,659
  Fastenal Company                                1,836          51,757
  Flowserve Corporation*                          1,270          14,796
  Granite Construction                              995          15,622
  Harsco Corp.                                      967          29,484
  HON Industries                                  1,419          40,442
  Hubbell Inc.                                    1,418          44,383
  Hunt(J.B.) Transport Serv Inc.*                   870          23,420
  Jacobs Engineering Group*                       1,294          54,361
  Kelly Services                                    868          18,679
  Kennametal Inc.                                   847          23,826
  Korn/Ferry International*                         915           5,993
  L-3 Communications Holdings*                    2,271          91,226
  Manpower Inc.                                   1,840          54,979
  Miller (Herman)                                 1,830          29,463
  Nordson Corporation                               799          19,248
  Pentair Inc.                                    1,187          41,960
  Pittston Brink's Group                          1,313          18,198
  Precision Castparts                             1,247          29,716
  Quanta Services*                                1,450           4,640
  Republic Services*                              3,993          79,221
  Rollins, Inc.                                   1,090          25,103
  Sequa Corp.                                       251           8,596
  Sotheby's Holdings*                             1,483          13,613
  SPX Corp.*                                      1,948          66,543
  Swift Transportation*                           2,062          32,992
  Sylvan Learning Systems*                          937          14,880
  Tecumseh Products Co.                             447          18,318
  Teleflex                                          940          33,558
  Trinity Industries                              1,064          18,322
  Valassis Communication*                         1,296          34,214
  Viad Corp.                                      2,143          45,946
  Wallace Computer Services                         991          24,686
  Werner Enterprises                              1,550          29,853
  York International                                941          19,761
                                                         --------------
                                                              2,106,197
                                                         --------------
INFORMATION TECHNOLOGY - 9.49%
  3Com Corp.*                                     8,517          41,989
  Activision, Inc.*                               1,592          23,004
  Acxiom Corp.*                                   2,103          35,393
  Adtran Inc.*                                      955          34,294
  Advanced Fibre Communications*                  1,983          30,023
  Advent Software, Inc.*                            818           9,954
  Affiliated Computer*                            3,164         140,039
  Arrow Electronics*                              2,413          35,471
  Ascential Software Corp.*                       6,293          17,620
  Atmel Corp.*                                   11,252          18,003
  Avnet, Inc*                                     2,854          29,910
  Avocent Corp*                                   1,079          25,184
  Cabot Micro-Electronics*                          581          24,326
  Cadence Design Systems*                         6,365          63,650
  CommScope, Inc.*                                1,485          11,138
  Credence Systems*                               1,455           9,894
  Cree Inc.*                                      1,752          32,447
  Cypress Semiconductor*                          2,910          20,079
  Diebold, Inc.                                   1,728          58,648
  Fair, Isaac, Inc.                               1,200          60,984
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 9.49%
(CONTINUED)
  Fairchild Semiconductor*                        2,814  $       29,434
  Gartner, Inc.                                   2,080          15,662
  Harris Corp.                                    1,599          44,404
  Henry (Jack) & Assoc.                           2,150          22,769
  Imation Corp.*                                    845          31,451
  Infocus*                                          944           4,663
  Integrated Device Technology*                   2,522          20,025
  Internet Security Systems*                      1,156          11,479
  Intersil Corp.*                                 3,250          50,570
  Intl Rectifier*                                 1,532          30,134
  Keane Inc.*                                     1,827          14,945
  KEMET Corp.*                                    2,073          16,169
  Lam Research*                                   3,036          34,577
  Lattice Semconductor*                           2,647          19,958
  Legato Systems Inc.*                            2,665          13,671
  LTX Corp.*                                      1,175           5,875
  Macromedia Inc.*                                1,406          16,984
  McData Corp.*                                   2,720          23,365
  Mentor Graphics*                                1,560          13,946
  Micrel Inc.*                                    2,247          20,717
  Microchip Technology Incorporated               4,836          96,236
  MPS Group, Inc.*                                2,476          12,925
  National Instruments*                           1,237          43,629
  Network Associates, Inc.*                       3,711          51,249
  Newport Corporation*                              886          10,464
  Overture Services*                              1,400          21,238
  Plantronics Inc.*                               1,135          16,582
  Plexus Corp*                                    1,008           9,223
  Polycom Inc.*                                   2,347          18,964
  Powerwave Technologies*                         1,557           5,294
  Quantum Corp.*                                  3,762          13,581
  Retek Inc.*                                     1,232           7,109
  Reynolds & Reynolds                             1,734          43,870
  RF Micro Devices, Inc.*                         4,273          25,762
  RSA Security Inc.*                              1,359           9,649
  SanDisk Corporation*                            1,652          27,788
  Semtech Corp*                                   1,702          25,786
  Storage Technology*                             2,537          51,299
  Sybase Inc.*                                    2,390          30,951
  Synopsys, Inc.*                                 1,795          76,395
  Tech Data Corp.*                                1,331          31,864
  Titan Corp.*                                    1,821          13,566
  Transaction Systems*                              887           5,269
  TriQuint Semiconductor*                         3,152           8,889
  Varian Inc.*                                      716          20,521
  Vishay Intertechnology*                         3,855          39,244
  Wind River Systems*                             1,880           5,602
                                                         --------------
                                                              1,885,797
                                                         --------------
MATERIALS - 3.65%
  Airgas Inc.*                                    1,675          31,004
  AK Steel Holding Corp.*                         2,607           8,473
  Albemarle Corp.                                 1,000          24,350
  Arch Coal                                       1,267          24,086
  Bowater Inc.                                    1,322          49,112
  Cabot Corp.                                     1,517          36,196
  Carpenter Technology                              536           5,440
  Crompton Corporation                            2,732          11,065
  Cytec Industries*                                 961          26,764
  Ferro Corp.                                       929          19,853
  FMC Corp.*                                        830          13,014
  Glatfelter                                      1,033          11,012
  IMC Global Inc.                                 2,779          26,734

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
MATERIALS - 3.65% (CONTINUED)
  Longview Fibre                                  1,236  $        8,219
  Lubrizol Corp.                                  1,236          37,092
  Lyondell Chemical Co.                           3,795          52,940
  Martin Marietta                                 1,174          32,414
  Minerals Technologies                             473          18,026
  Olin Corp.                                      1,331          24,184
  Packaging Corp. of America*                     2,555          46,016
  Peabody Energy                                  1,250          34,863
  Potlatch Corp.                                    684          13,290
  Rayonier Inc.                                     660          29,080
  RPM International Inc.                          2,699          28,340
  Solutia Inc.                                    2,522           3,909
  Sonoco Products                                 2,313          48,411
  Valspar Corp                                    1,199          49,075
  Wausau-Mosinee Paper Corp.                      1,246          12,709
                                                         --------------
                                                                725,671
                                                         --------------
TELECOMMUNICATION SERVICES - .48%
  Broadwing Inc.*                                 5,294          21,176
  Price Communications*                           1,328          15,883
  Telephone & Data Systems                        1,417          57,969
                                                         --------------
                                                                 95,028
                                                         --------------
UTILITIES - 5.65%
  AGL Resources                                   1,486          35,114
  Alliant Energy                                  2,119          34,052
  Aquila, Inc.                                    4,300           8,944
  Black Hills                                       642          17,649
  DPL Incorporated                                3,062          38,153
  DQE, Inc.                                       1,742          21,235
  Energy East                                     3,477          61,891
  Equitable Resources                             1,545          57,953
  Great Plains Energy Inc.                        1,497          35,733
  Hawaiian Electric Industries                      820          33,423
  IDACORP Inc.                                      906          20,657
  MDU Resources                                   1,673          46,710
  National Fuel Gas                               1,920          41,990
  Northeast Utilities                             3,391          47,203
  NSTAR                                           1,283          51,346
  OGE Energy Corp.                                1,886          33,891
  ONEOK Inc.                                      1,720          31,545
  Pepco Holdings, Inc.                            4,055          70,557
                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 5.65% (CONTINUED)
  Phila Suburban                                  1,600  $       35,120
  PNM Resources, Inc.                               946          21,276
  Puget Energy, Inc.                              2,238          47,692
  Questar Corp.                                   1,971          58,282
  SCANA Corp.                                     2,535          75,846
  Sierra Pacific*                                 2,471           7,858
  Vectren Corporation                             1,638          35,233
  Westar Energy, Inc                              1,696          20,556
  WGL Holdings, Inc.                              1,175          31,126
  Wisconsin Energy                                2,819          71,603
  WPS Resources                                     750          30,000
                                                         --------------
                                                              1,122,638
                                                         --------------
    Total Common Stocks
       (cost $19,787,574)                                    16,269,973
                                                         --------------
UNIT INVESTMENT TRUST(3) - 4.77%
  S&P MidCap 400 Depositary Receipts             12,678         948,314
                                                         --------------
    Total Unit Investment Trust
       (cost $958,462)                                          948,314
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 12.20%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 4.17%                         $     828,925  $      828,925
                                                         --------------
U.S. TREASURY BILL - 8.03%
  (1.150% due 06/19/03)                       1,596,015       1,596,015
                                                         --------------
    Total Short-Term Investments
       (cost $2,424,940)                                      2,424,940
                                                         --------------
TOTAL INVESTMENTS - 98.81%
   (cost $23,170,976)(1)                                     19,643,227
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 6.10%                                          1,213,000
                                                         --------------
OTHER ASSETS AND LIABILITIES - (4.91)%                         (975,460)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   19,880,767
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $23,299,422 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $1,863,435 and ($5,519,634), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $2,456,700 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P MidCap 400 Index (06/03)                 10         $ 8,000
S&P MidCap 400 Index Mini (06/03)            10         $(1,550)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 90.17%
BASIC MATERIALS - 3.22%
  A. Schulman Inc.                                1,004  $       14,588
  Airgas Inc.*                                    1,504          27,839
  AMCOL International Corp.                         517           2,937
  Arch Chemicals Inc.                               523           9,780
  Brush Engineered Materials Inc.*                  434           2,200
  Buckeye Technologies Inc.*                        629           2,988
  Cabot Microelectronics Corp.*                     591          24,745
  Caraustar Industries Inc.                         688           4,658
  Carpenter Technology Corp.                        501           5,085
  Century Aluminum Co.                              308           1,956
  Cleveland-Cliffs Inc.                             232           4,327
  Crompton Corp.                                  2,963          12,000
  Cytec Industries Inc.*                          1,034          28,797
  Deltic Timber Corp.                               258           6,166
  Ferro Corp.                                       846          18,079
  FMC Corp.*                                        708          11,101
  Georgia Gulf Corp.                                717          14,433
  Gibraltar Steel Corp.                             220           4,101
  Glatfelter                                        257           2,740
  Great Lakes Chemical Corp.                        976          21,667
  H.B. Fuller Co.                                   739          17,086
  Hecla Mining Co.*                               1,951           6,419
  Liquidmetal Technologies*                         131             710
  Longview Fibre Co.                              1,333           8,864
  Louisiana-Pacific Corp.*                        2,729          21,641
  MacDermid Inc.                                    676          13,824
  Material Sciences Corp.*                          266           2,679
  Millennium Chemicals Inc.                       1,642          19,179
  Minerals Technologies Inc.                        533          20,313
  NL Industries Inc.                                222           3,574
  Octel Corp.                                       257           3,724
  Olin Corp.                                      1,325          24,075
  Omnova Solutions Inc.*                          1,033           3,047
  Oregon Steel Mills Inc.*                          673           1,582
  Penford Corp.                                     199           2,382
  PolyOne Corp.                                   2,054           8,011
  Pope & Talbot Inc.                                408           5,120
  Potlatch Corp.                                    741          14,398
  Quaker Chemical Corp.                             201           4,100
  Reliance Steel & Aluminum Co.                     618           9,332
  Roanoke Electric Steel Corp.                      256           2,227
  Rock-Tenn Co.                                     294           3,763
  Royal Gold Inc.                                   326           4,756
  RTI International Metals Inc.*                    543           5,321
  Ryerson Tull Inc.                                 582           3,637
  Schnitzer Steel Industries Inc.                   106           2,570
  Schweitzer-Mauduit International Inc.             388           8,730
  Solutia Inc.                                    2,735           4,238
  Southern Peru Copper Corp.                        368           5,373
  Spartech Corp.                                    384           7,427
  Steel Dynamics Inc.*                              832           9,693
  Stepan Co.                                        165           3,802
  Stillwater Mining Co.*                          1,125           2,813
  Symyx Technologies Inc.*                          598           8,976
  Terra Industries Inc.*                          1,016           1,382
  USEC Inc.                                       2,120          11,660
  Valhi Inc.                                        660           7,260
                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 3.22% (CONTINUED)
  W.R. Grace & CO.*                               1,709  $        2,529
  Wausau-Mosinee Paper Corp.                        946           9,649
  Wellman Inc.                                      831           7,753
                                                         --------------
                                                                523,806
                                                         --------------
COMMUNICATIONS - 7.51%
  1-800 Contacts Inc.*                              138           2,795
  1-800-FLOWERS.COM Inc.*                           323           2,171
  4 Kids Entertainment Inc.*                        248           2,926
  Acadia Research - Acacia Technologies*            512             620
  ACME Communications Inc.*                         241           1,554
  Acterna Corp.*                                    697              43
  Adtran Inc.*                                      528          18,960
  Advo Inc.*                                        492          16,236
  Aeroflex Inc.*                                  1,566           8,864
  Aether Systems Inc.*                              943           2,970
  Agile Software Corp.*                             984           6,317
  AirGate PCS Inc.*                                 638             160
  Akamai Technologies Inc.*                       2,567           3,619
  Alamosa Holdings Inc.*                          1,923             692
  Alaska Communications Systems Group
     Inc.*                                          162             324
  Allegiance Telecom Inc.*                        2,692             808
  Allen Telecom Inc.*                               717           6,991
  Alloy Inc.*                                       814           4,078
  American Tower Corp.*                           4,215          23,267
  AmeriTrade Holding Corp.*                       4,660          23,114
  Anaren Microwave Inc.*                            586           5,069
  Anixter International Inc.*                       815          18,476
  answerthink Inc.*                               1,223           2,691
  APAC Customer Services Inc.*                      674           1,564
  Ariba Inc.*                                     6,895          19,444
  Arris Group Inc.*                               1,707           6,316
  Asiainfo Holdings Inc.*                           755           3,043
  Aspect Communications Corp.*                    1,370           4,220
  At Road Inc.*                                     547           3,698
  Audiovox Corp.*                                   437           3,238
  Avanex Corp.*                                   1,527           1,191
  Avocent Corp.*                                  1,084          25,301
  Beasley Broadcast Group Inc.*                     153           1,486
  Black Box Corp.*                                  529          15,674
  Boston Communications Group Inc.*                 335           5,246
  Broadwing Inc.*                                 4,997          19,988
  Cable Design Technologies Corp.*                1,157           7,694
  C-COR.net Corp.*                                  821           2,709
  Centennial Communications Corp.*                  261             472
  Centillium Communications Inc.*                   724           2,932
  Chordiant Software Inc.*                          932           1,035
  ClearOne Communications Inc.*                     190             270
  CNET Networks Inc.*                             3,238           8,127
  Commonwealth Telephone Enterprises
     Inc.*                                          283          10,986
  CommScope Inc.*                                 1,346          10,095
  Computer Network Technology Corp.*                750           5,160
  Courier Corp.                                      96           4,729
  Cross Media Marketing Corp.*                      218              76
  Crown Castle International Corp.*               5,338          29,359
  Crown Holdings Inc.*                            3,484          19,580
  Crown Media Holdings Inc.*                        654           1,799
  CT Communications Inc.                            439           4,197
  Digital Insight Corp.*                            737          10,281
  Digital River Inc.*                               699           9,569
  Digitas Inc.*                                     244             788

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.51% (CONTINUED)
  Dobson Communications Corp.*                      553  $        1,803
  DoubleClick Inc.*                               3,095          24,048
  drugstore.com inc.*                               679           2,601
  E.piphany Inc.*                                 1,635           6,507
  EarthLink Inc.*                                 3,262          18,757
  EMS Technologies Inc.*                            274           3,825
  Enterasys Networks Inc.*                        4,215           7,798
  Entrust Inc.*                                   1,250           3,125
  eResearch Technology Inc.*                        211           5,663
  eSpeed Inc.*                                      587           6,827
  eUniverse Inc.*                                   312           1,588
  Extreme Networks Inc.*                          2,687          11,635
  F5 Networks Inc.*                                 578           7,300
  Finisar Corp.*                                  3,471           2,707
  Fisher Communications Inc.                        129           5,760
  Foundry Networks Inc.*                          2,245          18,050
  FreeMarkets Inc.*                               1,024           5,601
  General Communications Inc.*                    1,079           6,420
  Golden Telecom Inc.*                              309           4,604
  Gray Television, Inc.*                            232           2,459
  Grey Global Group Inc.                             20          12,340
  GSI Commerce Inc.*                                487             823
  Harmonic Inc.*                                  1,554           5,175
  Harris Interactive Inc.*                          965           5,288
  Hickory Tech Corp.                                365           3,274
  Hollinger International Inc.                    1,352          10,681
  Homestore Inc.*                                 2,019           1,131
  Hypercom Corp.*                                   882           3,308
  I-Many Inc.*                                    1,052             789
  Inet Technologies Inc.*                           306           1,805
  Infonet Services Corp.*                         1,637           2,095
  Information Holdings Inc.*                        266           4,283
  INRANGE Technologies Corp.*                       227             415
  Insight Communications Co. Inc.*                1,078          12,882
  InterDigital Communications Corp.*              1,419          32,116
  Interland, Inc.*                                3,195           2,109
  Internet Security Systems Inc.*                   993           9,860
  Interwoven Inc.*                                2,767           5,036
  Intrado Inc.*                                     397           3,136
  ITXC Corp.*                                       495             693
  Ixia*                                             561           2,726
  j2 Global Communications Inc.*                    130           3,704
  Journal Register Co.*                             711          10,850
  Keynote Systems Inc.*                             627           5,831
  LendingTree Inc.*                                 172           2,007
  Liberate Technologies*                          2,788           5,827
  Liberty Corp.                                     440          19,184
  Lightbridge Inc.*                                 737           4,702
  LodgeNet Entertainment Corp.*                     287           2,440
  LookSmart Ltd.*                                 1,784           4,924
  Martha Stewart Living Omnimedia Inc.*             260           2,135
  MasTec Inc.*                                      524           1,179
  MatrixOne Inc.*                                 1,225           4,141
  Mediacom Communications Corp.*                  1,399          12,311
  Metro One Telecommunications Inc.*                483           2,405
  MRV Communications Inc.*                        2,364           2,671
  Neoforma Inc.*                                    195           2,469
  Net.Bank Inc.*                                  1,276          11,854
  Net2Phone Inc.*                                   463           1,546
  Netegrity Inc.*                                   700           2,597
  Netflix Inc.*                                     144           2,930
                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.51% (CONTINUED)
  NetRatings Inc.*                                  199  $        1,294
  Netro Corp.*                                    1,004           2,701
  New Focus Inc.*                                 1,737           5,419
  Newport Corporation*                              989          11,680
  Next Level Communications Inc.*                   432             510
  Nextel Partners Inc.*                           1,765           8,896
  NIC Inc.*                                         628           1,099
  North Pittsburgh Systems Inc.                     392           5,296
  Openwave Systems Inc.*                          4,541           6,448
  Oplink Communications Inc.*                     2,680           2,626
  Optical Communications Products Inc.*             390             378
  Overstock.com Inc.*                                78             761
  Overture Services Inc.*                         1,331          20,191
  Paradyne Networks Inc.*                           716             931
  Paxson Communications Corp.*                      803           1,751
  PC-Tel Inc.*                                      523           4,712
  Penton Media Inc.*                                388             213
  Plantronics Inc.*                                 985          14,391
  Playboy Enterprises Inc.*                         363           3,086
  Portal Software Inc.*                           3,115           2,243
  Powerwave Technologies Inc.*                    1,707           5,804
  Price Communications Corp.*                     1,257          15,034
  priceline.com Inc.*                             3,302           5,415
  PRIMEDIA Inc.*                                  3,408           8,350
  Private Media Group Inc.*                         376             444
  ProQuest Co.*                                     361           7,462
  Proxim Corp.*                                   3,110           1,866
  PTEK Holdings Inc.*                             1,232           4,595
  Pulitzer Inc.                                     233          10,152
  QRS Corp.*                                        355           1,743
  Quovadx Inc.*                                     546           1,054
  R.H. Donnelley Corp.*                             714          21,192
  Raindance Communications Inc.*                  1,129           1,897
  RCN Corp.*                                      1,542           1,110
  Regent Communications Inc.*                       696           3,306
  Register.com Inc.*                                770           4,250
  Remec Inc.*                                     1,473           7,070
  Riverstone Networks Inc.*                       3,164           4,430
  RMH Teleservices Inc.*                            305           1,983
  RSA Security Inc.*                              1,178           8,364
  S1 Corp.*                                       1,848           9,462
  Safeguard Scientifics Inc.*                     3,118           4,396
  Saga Communications Inc.*                         389           6,730
  Salem Communications Corp.*                       228           3,716
  Sapient Corp.*                                  2,121           3,245
  Secure Computing Corp.*                           765           2,815
  SeeBeyond Technology Corp.*                     1,362           2,751
  Shenandoah Telecommunications Co.                  85           2,318
  Sinclair Broadcast Group Inc.*                    803           6,312
  Sirius Satellite Radio Inc.*                    1,800           1,314
  SITEL Corp.*                                    1,477           1,551
  Somera Communications Inc.*                       819             762
  SonicWALL Inc.*                                 1,333           4,799
  Sonus Networks Inc.*                            4,719          10,618
  Spanish Broadcasting System Inc.*                 942           5,784
  SpectraLink Corp.*                                438           3,211
  Stamps.com Inc.*                                  915           3,834
  Stratex Networks, Inc.*                         2,151           4,453
  Stratos Lightwave Inc.*                           190             593
  SureWest Communications                           347           9,490
  Sycamore Networks Inc.*                         4,150          12,658

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS - 7.51% (CONTINUED)
  Talk America Holdings Inc.*                       599  $        4,342
  Tekelec*                                        1,211          10,511
  Tellium Inc.*                                   2,035           1,079
  Terayon Communication Systems Inc.*             1,697           2,902
  Thomas Nelson Inc.*                               209           1,779
  TIBCO Software Inc.*                            2,093           8,791
  Time Warner Telecom Inc.*                       1,111           3,600
  Tollgrade Communications Inc.*                    332           4,763
  Touch America Holdings Inc.*                    2,708             244
  Triton PCS Holdings Inc.*                         507           1,114
  TriZetto Group Inc.*                              789           3,258
  Turnstone Systems Inc.*                           917           2,595
  UbiquiTel Inc.*                                 1,531             582
  United Online Inc.*                               542           9,344
  US Unwired Inc.*                                2,322             697
  Value Line Inc.                                    36           1,661
  ValueClick Inc.*                                1,793           5,433
  ValueVision Media Inc.*                           526           5,297
  Verity Inc.*                                      576           7,978
  ViaSat Inc.*                                      481           5,469
  Vignette Corp.*                                 6,132           9,321
  Vitria Technology Inc.*                         1,936           1,315
  WatchGuard Technologies Inc.*                     686           4,115
  WebEx Communications, Inc.*                       604           6,244
  webMethods Inc.*                                1,176          10,736
  Websense Inc.*                                    550           8,069
  Western Wireless Corp.*                         1,391           7,816
  World Wrestling Entertainment Inc.*               260           1,992
  XM Satellite Radio Holdings Inc.*               1,415           8,334
  Young Broadcasting Inc.*                          362           4,427
                                                         --------------
                                                              1,220,529
                                                         --------------
CONSUMER CYCLICAL - 11.10%
  Christopher & Banks Corp.*                        612          10,832
  7-Eleven Inc.*                                    605           4,211
  A.C. Moore Arts & Crafts Inc.*                    316           4,370
  Action Performance Cos.*                          407           8,608
  Advanced Marketing Services Inc.                  366           4,096
  Aeropostale Inc.*                                 326           4,320
  AFC Enterprises Inc.*                             372           5,007
  Aftermarket Technology Corp.*                     198           2,237
  AirTran Holdings Inc.*                          1,644          11,064
  Alaska Air Group Inc.*                            628           9,834
  Alliance Gaming Corp.*                          1,104          16,560
  Ambassadors Group Inc.*                           145           1,753
  AMC Entertainment Inc.*                           686           5,948
  American Woodmark Corp.                           119           5,249
  Ameristar Casinos Inc.*                           270           2,894
  Angelica Corp.                                    225           3,836
  AnnTaylor Stores Corp.*                         1,148          23,568
  Applica Inc.*                                     422           2,064
  Arctic Cat Inc.                                   417           6,509
  Argosy Gaming Co.*                                650          12,987
  Asbury Automotive Group Inc.*                     201           1,608
  Ascent Media Group, Inc.*                         126             146
  Atlantic Coast Airlines Holdings Inc.*          1,060           6,583
  Aviall Inc.*                                      486           3,762
  Aztar Corp.*                                      893          11,993
  Bally Total Fitness Holding Corp.*                805           4,081
  Bandag Inc.                                       294           9,376
  Bassett Furniture Industries Inc.                 263           2,762
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 11.10% (CONTINUED)
  Beazer Homes USA Inc.*                            311  $       18,290
  bebe Stores Inc.*                                 114           1,345
  Bell Microproducts Inc.*                          454           2,320
  Benihana Inc.*                                    123           1,267
  Blair Corp.                                       208           4,890
  Bob Evans Farms Inc.                              913          21,994
  Boca Resorts Inc.*                                744           8,191
  Bombay Co.*                                       864           4,709
  Boyd Gaming Corp.*                                810          10,328
  Boyds Collection Ltd.*                            463           2,500
  Brookstone Inc.*                                  221           3,602
  Brown Shoe Co. Inc.                               458          12,398
  BUCA Inc.*                                        397           2,184
  Buckle Inc.*                                      184           3,257
  Building Materials Holding Corp.*                 318           4,233
  Burlington Coat Factory Warehouse
     Corp.                                          466           7,596
  Bush Industries Inc.                              221             360
  Cache Inc.*                                        68             683
  California Pizza Kitchen Inc.*                    370           8,510
  Carmike Cinemas Inc.*                              58           1,117
  Casey's General Stores Inc.                     1,015          12,079
  Cash America International Inc.                   572           5,423
  Cato Corp.                                        381           7,254
  Champion Enterprises Inc.*                      1,272           2,340
  Championship Auto Racing Teams Inc.*              281           1,028
  Champps Entertainment Inc.*                       216           1,806
  Charlotte Russe Holding Inc.*                     196           1,584
  Charming Shoppes Inc.*                          2,802           9,807
  Checkers Drive-In Restaurants Inc.*               193           1,096
  Cherokee Inc.*                                    124           1,860
  Chicago Pizza & Brewery Inc.*                     275           1,931
  Children's Place Retail Stores Inc.*              298           2,745
  Choice Hotels International Inc.*                 583          14,214
  Churchill Downs Inc.                              157           5,338
  CKE Restaurants Inc.*                           1,326           5,834
  Claire's Stores Inc.                            1,104          26,065
  Coachmen Industries Inc.                          375           4,125
  Coldwater Creek Inc.*                             186           1,765
  Cole National Corp.*                              254           2,286
  Collins & Aikman Corp.*                           515           2,096
  CompX International Inc.                           97             580
  Cost Plus Inc.*                                   504          13,265
  CSK Auto Corp.*                                   550           5,005
  Culp Inc.*                                        158             705
  Daisytek International Corp.*                     462             864
  Dave & Buster's Inc.*                             287           2,597
  Deb Shops Inc.                                    110           2,055
  dELiA*s Corp.*                                    845             296
  Department 56 Inc.*                               288           2,828
  DHB Industries Inc.*                              349             775
  Dominion Homes Inc.*                               54             734
  Dover Downs Gaming & Entertainment
     Inc.                                           261           2,581
  Dover Motorsports Inc.                            407           1,294
  Dress Barn Inc.*                                  727           9,778
  Duane Reade Inc.*                                 566           7,177
  Dura Automotive Systems Inc.*                     385           2,156
  Electronics Boutique Holdings Corp.*              263           4,416
  Escalade Inc.*                                     94           1,285
  ExpressJet Holdings Inc.*                         783           6,421
  F A O Inc.*                                       435              91
  Factory 2-U Stores Inc.*                          338           1,386

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 11.10% (CONTINUED)
  Finish Line Inc.*                                 490  $        7,350
  Finlay Enterprises Inc.*                          139           1,760
  Fleetwood Enterprises Inc.*                       913           3,707
  Footstar Inc.*                                    525           4,410
  Fred's Inc.                                       565          15,735
  Friedman's Inc.                                   433           4,157
  Frontier Airlines Inc.*                           770           3,827
  G&K Services Inc.                                 509          12,216
  Galyan's Trading Co. Inc.*                        271           3,385
  Gart Sports Co.*                                  164           3,129
  Gaylord Entertainment Co.*                        574          10,303
  Genesco Inc.*                                     524           7,451
  Goody's Family Clothing Inc.*                     413           1,664
  Group 1 Automotive Inc.*                          489          10,465
  Guess? Inc.*                                      196             698
  Guitar Center Inc.*                               356           7,252
  Gymboree Corp.*                                   624           9,385
  Hancock Fabrics Inc.                              442           6,144
  Handleman Co.*                                    647           9,511
  Haverty Furniture Cos. Inc.                       398           4,279
  Hibbett Sporting Goods Inc.*                      183           4,526
  Hollywood Entertainment Corp.*                  1,377          22,087
  Hot Topic Inc.*                                   824          19,207
  Hovnanian Enterprises Inc.*                       391          13,509
  Hughes Supply Inc.                                622          14,486
  IHOP Corp.*                                       516          11,631
  IMPCO Technologies Inc.*                          254             511
  Insight Enterprises Inc.*                       1,070           7,544
  Interface Inc.                                  1,138           3,755
  Intertan Inc.*                                    610           2,867
  Isle of Capri Casinos Inc.*                       414           4,831
  J. Jill Group Inc.*                               469           5,440
  Jack in the Box Inc.*                             963          17,440
  JAKKS Pacific Inc.*                               601           6,226
  Johnson Outdoors Inc.*                             96             854
  K2 Inc.*                                          468           3,613
  Kellwood Co.                                      599          17,335
  Kenneth Cole Productions Inc.*                    185           4,052
  Keystone Automotive Industries Inc.*              268           4,749
  Kimball International Inc.                        883          12,319
  Kmart Corp.*                                   13,009           1,457
  K-Swiss Inc.                                      307           7,844
  La Quinta Corp.*                                3,588          10,943
  Landry's Restaurants Inc.                         572           9,610
  Libbey Inc.                                       401           9,865
  Linens 'N Things Inc.*                            872          17,719
  Lithia Motors Inc.*                               284           3,493
  Lone Star Steakhouse & Saloon Inc.                498          10,553
  Longs Drug Stores Corp.                           804          12,060
  Luby's Inc.*                                      585             772
  M.D.C. Holdings Inc.                              505          19,382
  M/I Schottenstein Homes Inc.                      315           9,034
  Macrovision Corporation*                        1,116          13,381
  Magna Entertainment Corp.*                      1,154           4,974
  Marcus Corp.                                      514           6,990
  Marine Products Corp.                             172           1,600
  MarineMax Inc.*                                   191           1,723
  Marvel Enterprises Inc.*                          444           6,136
  Maxwell Shoe Co.*                                 358           3,992
  Men's Wearhouse Inc.*                             803          12,013
  Meritage Corp.*                                   199           6,672
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 11.10% (CONTINUED)
  Mesa Air Group Inc.*                              805  $        4,001
  Mesaba Holdings Inc.*                             250           1,408
  Midwest Express Holdings Inc.*                    305             393
  Mobile Mini Inc.*                                 323           5,162
  Modine Manufacturing Co.                          739          11,078
  Modtech Holdings Inc.*                            232           1,615
  Monaco Coach Corp.*                               623           6,454
  Monarch Casino & Resort Inc.*                      84             765
  Mossimo Inc.*                                     128             617
  Mothers Work Inc.*                                 53           1,174
  Movado Group Inc.                                 213           4,047
  Movie Gallery Inc.*                               451           7,856
  MTR Gaming Group Inc.*                            548           3,633
  Multimedia Games Inc.*                            267           5,134
  National Presto Industries Inc.                   123           3,216
  Nautica Enterprises Inc.*                         655           6,354
  Nautilus Group Inc.*                              780          11,123
  Navigant International Inc.*                      316           3,334
  Nu Skin Enterprises Inc.                        1,154          11,621
  O'Charley's Inc.*                                 413           7,917
  OfficeMax Inc.*                                 3,005          15,476
  Oneida Ltd.                                       377           4,034
  Oshkosh B'Gosh Inc.                               268           6,968
  Oshkosh Truck Corp.*                              391          24,359
  Owens & Minor Inc.                                889          15,602
  Oxford Industries Inc.                            158           3,895
  P.F. Chang's China Bistro Inc.*                   421          15,577
  Pacific Sunwear of California Inc.*             1,179          23,993
  Palm Harbor Homes Inc.*                           450           6,354
  Panera Bread Co.*                                 599          18,264
  Papa John's International Inc.*                   353           8,836
  ParkerVision Inc.*                                222           1,252
  Party City Corp.*                                 154           1,232
  Payless Shoesource Inc.*                        1,761          27,560
  PC Connection Inc.*                               172             903
  Pegasus Solutions Inc.*                           647           7,246
  Penn National Gaming Inc.*                        792          14,058
  Pep Boys-Manny Moe & Jack                       1,253           9,523
  Phillips-Van Heusen Corp.                         601           7,422
  Pinnacle Entertainment Inc.*                      627           3,060
  PriceSmart Inc.*                                   99           1,480
  Prime Hospitality Corp.*                        1,177           6,073
  Quaker Fabric Corp.*                              305           1,678
  Quiksilver Inc.*                                  508          15,555
  Racing Champions Ertl Corp.*                      221           3,392
  Rare Hospitality International Inc.*              514          14,310
  Raytech Corp.*                                  1,085           6,369
  Regis Corp.                                     1,129          28,123
  Restoration Hardware Inc.*                        466           1,170
  Rex Stores Corp.*                                 219           2,223
  Russell Corp.                                     632          11,060
  Ryan's Family Steak Houses Inc.*                1,156          12,139
  Salton Inc.*                                      169           1,775
  ScanSource Inc.*                                  252           4,725
  School Specialty Inc.*                            386           6,859
  Scientific Games Corp.*                           880           4,752
  SCP Pool Corp.*                                   533          15,835
  Sharper Image Corp.*                              184           3,314
  Shoe Carnival Inc.*                               188           2,861
  Shopko Stores Inc.*                               750           8,738
  Shuffle Master Inc.*                              464           9,350

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 11.10% (CONTINUED)
  Skechers USA Inc.*                                404  $        2,622
  Skyline Corp.                                     161           4,202
  Smart & Final Inc.*                               308           1,016
  Sonic Corp.*                                      949          24,162
  Spartan Motors Inc.                               235           2,059
  Speedway Motorsports Inc.*                        356           8,398
  Sports Authority Inc.*                            854           5,961
  Sports Resorts International Inc.*                636           3,186
  Stage Stores Inc.*                                521          11,035
  Standard Motor Products Inc.                      180           1,998
  Standard Pacific Corp.                            839          21,403
  Stanley Furniture Co.*                            134           2,848
  Station Casinos Inc.*                             899          18,978
  Steak N Shake Co.*                                592           5,411
  Stein Mart Inc.*                                  570           2,907
  Steinway Musical Instruments Inc.*                108           1,595
  Steven Madden Ltd.*                               241           3,776
  Strattec Security Corp.*                           93           4,092
  Stride Rite Corp.                               1,037           8,815
  Superior Industries International Inc.            555          20,219
  TBC Corp.*                                        442           6,188
  Technical Olympic USA Inc.*                        25             421
  Tenneco Automotive Inc.*                          986           2,228
  Thor Industries Inc.                              400          10,011
  Too Inc.*                                         884          14,682
  Topps Co.*                                        968           8,208
  Toro Co.                                          322          22,555
  Tower Automotive Inc.*                          1,606           3,805
  Tractor Supply Co.*                               356          11,755
  Trans World Entertainment Corp.*                  434             994
  Triarc Cos.*                                      346           9,635
  Tropical Sportswear International
     Corp.*                                          97             440
  Tuesday Morning Corp.*                            216           4,251
  Tweeter Home Entertainment Group Inc.*            504           2,404
  UAL Corp.*                                      1,456           1,223
  Ultimate Electronics Inc.*                        287           2,282
  Unifi Inc.*                                     1,307           6,287
  UniFirst Corp.                                    204           3,152
  United Auto Group Inc.*                           440           5,170
  United Stationers Inc.*                           783          16,717
  Universal Electronics Inc.*                       361           3,484
  Urban Outfitters Inc.*                            193           4,343
  US Airways Group Inc.*                          1,776             146
  Vail Resorts Inc.*                                219           2,442
  Vans Inc.*                                        480           2,035
  Virco Manufacturing Corp.                         138           1,330
  Wabash National Corp.*                            603           3,799
  Watsco Inc.                                       446           6,101
  WCI Communities*                                  180           1,883
  Wesco International Inc.*                         369           1,292
  West Marine Inc.*                                 270           4,523
  WestPoint Stevens Inc.*                           910             400
  Wet Seal Inc.*                                    730           5,329
  Whitehall Jewellers Inc.*                         292           2,482
  William Lyon Homes Inc.*                          129           3,260
  Wilsons The Leather Experts Inc.*                 349           1,389
  Winnebago Industries Inc.                         314           8,541
  WMS Industries Inc.*                              571           7,280
  Wolverine World Wide Inc.                       1,085          18,174
  World Fuel Services Corp.                         231           4,703
  Wyndham International Inc.*                     3,909             821
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICAL - 11.10% (CONTINUED)
  Zomax Inc.*                                       767  $        2,224
                                                         --------------
                                                              1,804,389
                                                         --------------
CONSUMER NON-CYCLICAL - 18.75%
  aaiPharma Inc.*                                   435           3,750
  Aaron Rents Inc.                                  344           7,011
  Abgenix Inc.*                                   2,038          17,731
  Abiomed Inc.*                                     325           1,268
  ABM Industries Inc.                               983          12,917
  Acacia Research - CombiMatrix*                    285             536
  Actrade Financial Technologies Ltd.*              179             116
  Administaff Inc.*                                 499           3,119
  Adolor Corp.*                                     814           8,067
  Advanced Neuromodulation Systems Inc.*            232           9,953
  Advanced Tissue Sciences Inc.*                  1,909             353
  Advisory Board Co.*                               121           4,229
  Aksys Ltd.*                                       665           4,655
  Alaris Medical Inc.*                              370           3,826
  Albany Molecular Research Inc.*                   540           8,051
  Alderwoods Group Inc.*                          1,041           3,642
  Alexion Pharmaceuticals Inc.*                     473           5,752
  Alico Inc.                                         89           2,159
  Align Technology Inc.*                            862           5,215
  Alkermes Inc.*                                  1,423          12,907
  Alliance Imaging Inc.*                            304             955
  Allos Therapeutics Inc.*                          599           2,396
  Alpharma Inc.                                     770          13,806
  American Healthways Inc.*                         279           5,301
  American Italian Pasta Co.*                       433          18,727
  American Medical Security Group Inc.*             161           2,132
  American Medical Systems Holdings
     Inc.*                                          509           7,355
  American Pharmaceutical Partners Inc.*            235           4,500
  AMERIGROUP Corp.*                                 251           7,344
  AmeriPath Inc.*                                   735          15,619
  Amsurg Inc.*                                      533          13,432
  Amylin Pharmaceuticals Inc.*                    1,599          25,904
  Antigenics Inc.*                                  572           4,742
  Aphton Corp.*                                     472           1,180
  Applied Molecular Evolution Inc.*                 401           1,111
  Apria Healthcare Group Inc.*                    1,064          24,855
  Aquantive Inc.*                                   905           4,027
  Arbitron Inc.*                                    766          24,282
  Arden Group Inc.*                                  35           1,854
  Arena Pharmaceuticals Inc.*                       508           3,343
  Ariad Pharmaceuticals Inc.*                       756             968
  ArQule Inc.*                                      554           1,335
  Array BioPharma Inc.*                             501           2,139
  Arrow International Inc.                          243           9,883
  ArthroCare Corp.*                                 570           7,108
  AtheroGenics Inc.*                                650           6,084
  Atrix Laboratories Inc.*                          533           7,489
  Aurora Foods Inc.*                                617             234
  Avigen Inc.*                                      524           1,535
  Banta Corp.                                       653          19,250
  Bentley Pharmaceuticals Inc.*                     316           2,534
  Beverly Enterprises Inc.*                       2,557           5,165
  BioMarin Pharmaceutical Inc.*                     946          10,737
  Biopure Corp.*                                    484           1,617
  Bio-Rad Laboratories Inc.*                        441          15,766
  Bio-Reference Laboratories Inc.*                  200             838
  BioReliance Corp.*                                 89           1,719

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 18.75%
(CONTINUED)
  Biosite Inc.*                                     299  $       11,485
  Bio-Technology General Corp.*                   1,525           4,102
  BLYTH Inc.                                        843          21,437
  Bone Care International Inc.*                     250           1,783
  Boston Beer Co.*                                  241           3,027
  Bowne & Co.                                       874           8,740
  Bradley Pharmaceuticals Inc.*                     216           2,912
  Bridgford Foods Corp.                              76             663
  Bright Horizons Family Solutions Inc.*            264           7,397
  BriteSmile Inc.*                                   21             241
  Brooks Automation Inc.*                           882           8,529
  Bruker AXS Inc.*                                  200             268
  Bruker Daltonics Inc.*                            292             873
  Cadiz Inc.*                                       946              99
  Cambrex Corp.                                     586          14,076
  Cantel Medical Corp.*                             174           2,222
  Cardiac Science Inc.*                           1,431           3,263
  CardioDynamics International Corp.*               834           2,519
  CDI Corp.*                                        309           7,200
  Celera Genomics Group - Applera Corp.*          1,791          15,438
  Cell Genesys Inc.*                                858           6,341
  Cell Therapeutics Inc.*                           916           7,594
  Centene Corp.*                                    131           3,827
  Central Garden & Pet Co.*                         373           8,072
  Central Parking Corp.                             455           4,550
  Century Business Services Inc.*                 2,055           5,281
  Cepheid*                                          596           2,497
  Cerus Corp.*                                      352           3,098
  Charles River Associates Inc.*                    192           3,283
  Chattem Inc.*                                     270           4,155
  Chemed Corp.                                      256           8,113
  Chiquita Brands International Inc.*               937          10,279
  Cholestech Corp.*                                 306           2,491
  Cima Labs Inc.*                                   369           8,007
  Ciphergen Biosystems Inc.*                        500           2,820
  Clark/Bardes Inc.*                                370           4,425
  Closure Medical Corp.*                            138           1,786
  Cobalt Corp.*                                     245           3,540
  Coca-Cola Bottling Co. Consolidated                23           1,148
  Coinstar Inc.*                                    568           9,537
  Columbia Laboratories Inc.*                       683           2,664
  Conceptus Inc.*                                   346           3,114
  CONMED Corp.*                                     703          11,536
  Connetics Corp.*                                  799          13,383
  Consolidated Graphics Inc.*                       290           4,875
  Cooper Cos.                                       794          23,741
  Corinthian Colleges Inc.*                         987          38,987
  Corixa Corp.*                                   1,021           6,984
  Corn Products International Inc.                  880          25,661
  Cornell Cos. Inc.*                                342           2,873
  Corporate Executive Board Co.*                    965          34,373
  Corvel Corp.*                                     172           5,604
  CoStar Group Inc.*                                340           7,588
  Covance Inc.*                                   1,624          37,547
  CPI Corp.                                         185           2,429
  Cross Country Inc.*                               842           9,683
  CryoLife Inc.*                                    426           2,918
  CSS Industries Inc.*                               99           3,206
  Cubist Pharmaceuticals Inc.*                      705           5,647
  CuraGen Corp.*                                  1,118           4,584
  Curative Health Services Inc.*                    268           4,577
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 18.75%
(CONTINUED)
  CV Therapeutics Inc.*                             673  $       12,134
  Cyberonics Inc.*                                  567          12,128
  D&K Healthcare Resources Inc.                     335           3,451
  Datascope Corp.                                   311           8,422
  deCODE genetics Inc.*                             946           1,750
  Del Laboratories Inc.*                            107           2,013
  Del Monte Foods Co.*                            4,214          31,436
  Delta & Pine Land Co.                             958          21,660
  Deltagen Inc.*                                    178              48
  DiamondCluster International Inc.*                525             735
  Digene Corp.*                                     306           5,061
  DIMON Inc.                                      1,075           6,160
  Discovery Partners International Inc.*            442           1,216
  Diversa Corp.*                                    628           5,878
  dj Orthopedics Inc.*                              191             747
  Dollar Thrifty Automotive Group Inc.*             637          10,606
  Durect Corp.*                                     644             902
  Dynacq International Inc.*                        140           1,896
  Electro Rent Corp.*                               365           3,468
  Elizabeth Arden Inc.*                             340           3,346
  Embrex Inc.*                                      188           1,485
  Endo Pharmaceuticals Holdings Inc.*               549           7,406
  Endocardial Solutions Inc.*                       359             994
  Endocare Inc.*                                    472           1,156
  Ennis Business Forms Inc.                         425           4,815
  Enzo Biochem Inc.*                                602           7,868
  Enzon Inc.*                                     1,121          12,723
  Eon Labs Inc.*                                    257           6,862
  EPIX Medical Inc.*                                326           2,608
  Esperion Therapeutics Inc.*                       763           7,592
  Euronet Worldwide Inc.*                           372           2,976
  EXACT Sciences Corp.*                             298           3,072
  Exelixis Inc.*                                  1,177           7,839
  Exult Inc.*                                     1,234           9,045
  Farmer Bros. Co.                                   23           7,062
  First Consulting Group Inc.*                      473           3,075
  First Horizon Pharmaceutical Corp.*               581           1,470
  Fleming Companies Inc.                          1,001             501
  Flowers Foods Inc.*                               576          15,777
  Forrester Research Inc.*                          371           5,235
  Fossil Inc.*                                      524           9,023
  Friedman Billings Ramsey Group*                 1,866          16,890
  FTI Consulting Inc.*                              481          22,232
  Gaiam Inc.*                                       143             768
  Gartner Group Inc.*                             2,158          14,998
  Gene Logic Inc.*                                  702           3,559
  Genencor International Inc.*                      252           2,558
  Genesee & Wyoming Inc.*                           303           4,697
  Genesis Health Ventures Inc.*                     730          10,848
  Genta Inc.*                                     1,010           7,208
  Gentiva Health Services Inc.*                     592           4,967
  Genzyme Biosurgery*                               979           1,156
  Geron Corp.*                                      645           3,412
  Great Atlantic & Pacific Tea Co.*                 436           1,879
  Green Mountain Coffee Inc.*                        82           1,507
  Guilford Pharmaceuticals Inc.*                    630           2,331
  Haemonetics Corp.*                                469          10,248
  Hain Celestial Group Inc.*                        613           9,262
  Hall Kinion & Associates Inc.*                    263             389
  Hanger Orthopedic Group Inc.*                     504           5,761
  Harvard Bioscience Inc.*                          457           1,714

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 18.75%
(CONTINUED)
  Healthcare Services Group Inc.*                   242  $        2,869
  HealthExtras Inc.*                                398           1,532
  HealthTronics Surgical Services Inc.*             207           1,691
  Heidrick & Struggles International
     Inc.*                                          472           5,475
  Hologic Inc.*                                     503           4,331
  Hooper Holmes Inc.                              1,397           6,985
  Horizon Organic Holding Corp.*                    170           2,227
  ICT Group Inc.*                                    80             773
  ICU Medical Inc.*                                 275           7,566
  IDEXX Laboratories Inc.*                          831          29,060
  iDine Rewards Networks Inc.*                      365           2,719
  IGEN International, Inc.*                         394          13,944
  ILEX Oncology Inc.*                               847           7,843
  Illumina Inc.*                                    619           1,399
  ImClone Systems Inc.*                           1,335          22,134
  Immucor Inc.*                                     244           5,344
  Immunogen Inc.*                                 1,048           2,452
  Immunomedics Inc.*                              1,067           2,838
  Impath Inc.*                                      460           6,210
  Impax Laboratories Inc.*                          680           3,053
  Inamed Corp.*                                     311          11,124
  INCYTE Genomics Inc*                            1,754           5,244
  Indevus Pharmaceuticals Inc.*                     987           2,369
  Ingles Markets Inc.                               260           2,483
  Insurance Auto Auctions Inc.*                     259           2,849
  Integra LifeSciences Holdings Corp.*              483          11,109
  Integrated Electrical Services Inc.*              794           3,390
  Inter Parfums Inc.*                                86             632
  InterMune Inc.*                                   650          13,943
  International Multifoods Corp.*                   412           7,960
  Interpore International*                          450           3,600
  Interstate Bakeries Corp.                       1,137          11,939
  Intuitive Surgical Inc.*                          785           5,071
  Invacare Corp.                                    687          21,634
  Inverness Medical Innovations Inc.*               174           3,482
  ISIS Pharmaceuticals Inc.*                      1,217           4,357
  ITT Educational Services Inc.*                  1,108          31,024
  J&J Snack Foods Corp.*                            159           4,821
  J.M. Smucker Co.                                1,160          40,565
  Jarden Corp.*                                     300           7,800
  Jo-Ann Stores Inc.*                               374           7,480
  John H. Harland Co.                               762          18,524
  Kelly Services Inc.                               441           9,490
  Kendle International Inc.*                        276             930
  Kensey Nash Corp.*                                189           3,871
  Kforce Inc.*                                      506           1,366
  Kindred Healthcare Inc.*                          295           3,337
  Korn/Ferry International*                         986           6,458
  KOS Pharmaceuticals Inc.*                         141           2,463
  Kosan Biosciences Inc.*                           448           1,998
  Kroll Inc.*                                       562          12,032
  K-V Pharmaceutical Co.*                           536           9,702
  Kyphon Inc.*                                      157           1,379
  La Jolla Pharmaceutical Co.*                    1,105           1,867
  LabOne Inc.*                                      138           2,657
  Labor Ready Inc.*                               1,068           6,088
  Lance Inc.                                        633           5,089
  Landauer Inc.                                     213           7,817
  Lannett Co. Inc.*                                 145           1,602
  Learning Tree International Inc.*                 273           3,691
  Lexicon Genetics Inc.*                            873           3,483
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 18.75%
(CONTINUED)
  Lifecore Biomedical Inc.*                         260  $          941
  Lifeline Systems Inc.*                            104           2,124
  Ligand Pharmaceuticals Inc.*                    1,347           8,742
  Luminex Corporation*                              502           2,344
  Magellan Health Services Inc.*                    634              34
  Mail-Well Inc.*                                   742           1,506
  Martek Biosciences Corp.*                         520          14,830
  Matria Healthcare Inc.*                           161           1,570
  Maui Land & Pineapple Co. Inc.*                    77           1,513
  Maximus Inc.*                                     448           9,507
  Maxygen Inc.*                                     746           5,431
  McGrath RentCorp                                  239           5,401
  Medarex Inc.*                                   1,817           5,869
  MedCath Corp.*                                    166             857
  Med-Design Corp.*                                 222             697
  Medical Staffing Networks Holdings
     Inc.*                                          204           2,162
  Medicines Co.*                                    552          10,289
  MedQuist Inc.*                                    263           4,484
  MedSource Technologies Inc.*                      217             393
  MemberWorks Inc.*                                 242           5,055
  Mentor Corp.                                    1,028          17,589
  Merit Medical Systems Inc.*                       300           5,715
  MGI Pharma Inc.*                                  654           8,247
  Midas Inc.*                                       145           1,059
  MIM Corp.*                                        598           4,437
  Monro Muffler Brake Inc.*                         141           2,961
  Monterey Pasta Co.*                               367           1,101
  Moog Inc.*                                        394          12,056
  MPS Group Inc.*                                 2,449          12,784
  Myriad Genetics Inc.*                             621           6,266
  Nabi Biopharmaceuticals*                        1,008           6,048
  NaPro BioTherapeutics Inc.*                       666             433
  Nash Finch Co.                                    287           2,419
  Nastech Pharmaceutical Co.*                       206           1,751
  National Beverage Corp.*                           94           1,313
  National Healthcare Corp.*                        219           4,041
  Nature's Sunshine Products Inc.                   300           2,631
  Navigant Consulting Inc.*                       1,018           5,395
  NBTY Inc.*                                      1,068          20,249
  NCO Group Inc.*                                   488           7,076
  NCO Portfolio Management*                           1               6
  Nektar Therapeutics*                            1,441           9,107
  NeoPharm Inc.*                                    295           3,395
  Neose Technologies Inc.*                          285           2,032
  Neurocrine Biosciences Inc.*                      734          30,667
  Neurogen Corp.*                                   338           1,230
  New England Business Service Inc.                 302           7,731
  Noven Pharmaceuticals Inc.*                       542           7,653
  NPS Pharmaceuticals Inc.*                         673          10,405
  Oakley Inc.*                                      669           5,519
  Ocular Sciences Inc.*                             443           6,158
  Odyssey HealthCare Inc.*                          465          11,053
  On Assignment Inc.*                               551           2,331
  Onyx Pharmaceuticals Inc.*                        310           2,582
  Option Care Inc.*                                 332           2,815
  OraSure Technologies Inc.*                        684           3,995
  Orthologic Corp.*                                 833           2,824
  OSI Pharmaceuticals Inc.*                         947          15,152
  PacifiCare Health Systems Inc.*                   909          21,943
  Pain Therapeutics Inc.*                           416             711
  Palm Inc.*                                        755           7,542

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 18.75%
(CONTINUED)
  PAREXEL International Corp.*                      617  $        8,465
  Pathmark Stores Inc.*                             785           5,244
  PDI Inc.*                                         214           1,584
  Pediatrix Medical Group Inc.*                     618          15,537
  Peet's Coffee and Tea Inc.*                       226           3,747
  Penn Traffic Co.*                                 279             346
  Penwest Pharmaceuticals Co.*                      361           5,776
  Peregrine Pharmaceuticals Inc.*                 2,491           1,246
  Peregrine Systems Inc.*                         5,019           1,380
  Perrigo Co.*                                    1,598          18,984
  Pharmaceutical Resources Inc.*                    471          20,008
  Pharmacopeia Inc.*                                611           5,358
  Pilgrim's Pride Corp.                             398           3,176
  Playtex Products Inc.*                            727           5,860
  Plexus Corp.*                                   1,094          10,010
  PolyMedica Corp.*                                 242           7,369
  Possis Medical Inc.*                              447           7,224
  Pozen Inc.*                                       588           2,234
  Praecis Pharmaceuticals Inc.*                   1,350           5,225
  Pre-Paid Legal Services Inc.*                     362           6,255
  PRG-Schultz International Inc.*                   930           6,705
  Prime Medical Services Inc.*                      328           2,417
  Princeton Review Inc.*                            420           1,730
  Priority Healthcare Corp.*                        628          16,736
  Progenics Pharmaceuticals Inc.*                   206             911
  Protection One Inc.*                              309             491
  Protein Design Labs Inc.*                       2,317          17,146
  Province Healthcare Co.*                        1,247          11,036
  ProxyMed Inc.*                                    119             893
  PSS World Medical Inc.*                         1,859          12,121
  Q-MED Inc.*                                       201           1,379
  Quanta Services Inc.*                             836           2,675
  Quidel Corp.*                                     670           2,218
  Radiologix Inc.*                                  498           1,125
  Ralcorp Holdings Inc.*                            782          20,363
  Read-Rite Corp.*                                  631             410
  Regeneron Pharmaceuticals Inc.*                   872           6,557
  RehabCare Group Inc.*                             453           8,086
  RemedyTemp Inc.*                                  143           1,720
  Rent-Way Inc.*                                    667           2,401
  Res-Care Inc.*                                    403           1,177
  ResMed Inc.*                                      793          25,360
  Resources Connection Inc.*                        497          10,576
  Respironics Inc.*                                 799          27,462
  Revlon Inc.*                                      223             615
  Rigel Pharmaceuticals Inc.*                       685             507
  Right Management Consultants Inc.*                429           5,573
  RITA Medical Systems Inc.*                        261           1,109
  Riviana Foods Inc.                                156           3,638
  Robert Mondavi Corp.*                             242           4,852
  Rollins Inc.                                      552          12,713
  Ruddick Corp.                                     818          10,061
  Russ Berrie & Co.                                 257           8,224
  Salix Pharmaceuticals Ltd.*                       465           3,148
  Sanderson Farms Inc.                              131           2,511
  Sangamo BioSciences Inc.*                         445           1,277
  SangStat Medical Corp.*                           688           6,749
  Scios Inc.*                                     1,207          53,180
  Seaboard Corp.                                     10           2,020
  Seattle Genetics Inc.*                            469           1,116
  Select Medical Corp.*                             458           6,527
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 18.75%
(CONTINUED)
  Seminis Inc.*                                     360  $        1,040
  Sensient Technologies Corp.                     1,136          22,743
  Sepracor Inc.*                                  1,805          24,440
  Sequenom Inc.*                                    979           1,800
  Serologicals Corp.*                               564           4,794
  Service Corp. International*                    7,668          21,317
  Sierra Health Services Inc.*                      634           8,179
  Soft Brands Inc.*                                 197             157
  Sola International Inc.*                          568           7,020
  Sonic Innovations Inc.*                           283             679
  SonoSite Inc.*                                    367           5,762
  Sotheby's Holdings Inc.*                        1,171          10,750
  SOURCECORP, Incorporated*                         397           5,562
  Specialty Laboratories Inc.*                      169           1,420
  Spherion Corp.*                                 1,535           6,094
  Standard Commercial Corp.                         293           4,597
  Standard Register Co.                             453           6,750
  StarTek Inc.*                                     271           6,192
  Stewart Enterprises Inc.*                       2,515           6,791
  Strayer Education Inc.                            192          10,541
  Summit America Television Inc.*                   900           2,141
  Sunrise Assisted Living Inc.*                     465          11,160
  SuperGen Inc.*                                    766           2,137
  SurModics Inc.*                                   348          10,757
  Sybron Dental Specialties Inc.*                   990          17,276
  Sylvan Learning Systems Inc.*                     826          13,117
  Tanox Inc.*                                       626           8,107
  Tasty Baking Co.                                  220           1,815
  Techne Corp.*                                   1,085          22,427
  Tejon Ranch Co.*                                  183           4,840
  Teletech Holdings Inc.*                         1,016           5,517
  Telik Inc.*                                       673           9,045
  Texas Biotechnology Corp.*                      1,142           1,416
  Theragenics Corp.*                                777           2,688
  TheraSense Inc.*                                  578           3,861
  Thoratec Corp.*                                 1,282          16,269
  Transkaryotic Therapies Inc.*                     729           4,316
  Trimeris Inc.*                                    345          14,207
  TriPath Imaging Inc.*                             574           2,440
  Tularik Inc.*                                     998           5,040
  Tupperware Corp.                                1,355          18,726
  U.S. Physical Therapy Inc.*                       244           2,713
  United Natural Foods Inc.*                        497          12,674
  United Surgical Partners International
     Inc.*                                          395           7,304
  United Therapeutics Corp.*                        408           7,034
  Universal Corp.                                   684          25,828
  Urologix Inc.*                                    362             782
  US Oncology Inc.*                               1,911          13,568
  VCA Antech Inc.*                                  466           7,209
  Vector Group Ltd.                                 557           6,127
  Ventana Medical Systems Inc.*                     330           6,630
  Vialta Inc.*                                       11               4
  Viasys Healthcare Inc.*                           680           9,520
  Vical Inc.*                                       496           1,255
  Vicuron Pharmaceuticals Inc.*                     557           6,032
  Virbac Corp.*                                     226           1,180
  VISX Inc.*                                      1,254          13,291
  Vital Signs Inc.                                  154           4,088
  VIVUS Inc.*                                       858           2,976
  Volt Information Sciences Inc.*                   208           2,133
  Wackenhut Corrections Corp.*                      227           2,225

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER NON-CYCLICAL - 18.75%
(CONTINUED)
  Wallace Computer Services Inc.                    972  $       24,213
  Water Pik Technologies Inc.*                      278           1,946
  Watson Wyatt & Co. Holdings*                      524          10,532
  WD-40 Co.                                         416          10,317
  Weis Markets Inc.                                 288           8,816
  West Pharmaceutical Services Inc.                 342           6,703
  Wild Oats Markets Inc.*                           502           4,649
  Wireless Facilities Inc.*                         604           3,485
  Women First HealthCare Inc.*                      405             203
  Wright Medical Group Inc.*                        408           7,148
  Yankee Candle Co. Inc.*                           706          12,023
  Young Innovations Inc.*                           113           2,487
  Zoll Medical Corp.*                               218           8,907
  ZymoGenetics Inc.*                                260           2,392
                                                         --------------
                                                              3,049,843
                                                         --------------
DIVERSIFIED - .06%
  Resource America Inc.                             391           3,112
  Walter Industries Inc.                            700           6,104
                                                         --------------
                                                                  9,216
                                                         --------------
ENERGY - 3.98%
  3TEC Energy Corp.*                                409           6,160
  Arch Coal Inc.                                  1,182          22,470
  Atwood Oceanics Inc.*                             233           5,881
  Berry Petroleum Co.                               431           6,465
  Cabot Oil & Gas Corp.                             723          17,352
  Cal Dive International Inc.*                      959          17,272
  Carbo Ceramics Inc.                               240           7,884
  Chesapeake Energy Corp.                         3,699          29,074
  Comstock Resources Inc.*                          591           5,969
  Denbury Resources Inc.*                           617           6,682
  Dril-Quip Inc.*                                   166           2,269
  Encore Acquisition Co.*                           230           4,244
  Energy Partners Ltd.*                             500           5,100
  Evergreen Resources Inc.*                         495          22,428
  Exploration Co. of Delaware Inc.*                 406           1,226
  Frontier Oil Corp.                                681          11,645
  FuelCell Energy Inc.*                             891           4,500
  Global Industries Ltd.*                         1,738           8,099
  Grey Wolf Inc.*                                 4,364          17,194
  Gulf Island Fabrication Inc.*                     183           3,199
  Hanover Compressor Co.*                         1,260           8,190
  Harvest Natural Resources Inc.*                   905           4,398
  Headwaters Inc.*                                  646           9,076
  Holly Corp.                                       257           7,360
  Horizon Offshore Inc.*                            461           1,567
  Houston Exploration Co.*                          264           7,128
  Hydril Co.*                                       302           7,547
  Input/Output Inc.*                              1,169           4,208
  Key Energy Services Inc.*                       2,524          25,442
  Lone Star Technologies Inc.*                      745          15,734
  Lufkin Industries Inc.                            147           2,815
  Magnum Hunter Resources Inc.*                   1,408           7,057
  Massey Energy Co.                               1,637          15,388
  Meridian Resource Corp.*                          825             949
  Natco Group Inc.*                                 239           1,350
  Newpark Resources Inc.*                         1,875           8,494
  Nuevo Energy Co.*                                 410           5,556
  Oceaneering International Inc.*                   601          13,132
  Oil States International Inc.*                    444           5,328
                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 3.98% (CONTINUED)
  Parker Drilling Co.*                            2,026  $        4,802
  Patina Oil & Gas Corp.                            624          20,530
  Penn Virginia Corp.                               208           7,987
  PetroQuest Energy Inc.*                           706           1,066
  Plain Exploration & Production
     Company*                                       623           5,140
  Plains Resources Inc.*                            623           6,647
  Plug Power Inc.*                                  433           2,191
  Prima Energy Corp.*                               263           4,929
  Quicksilver Resources Inc.*                       250           5,943
  Range Resources Corp.*                          1,337           7,634
  Remington Oil & Gas Corp.*                        530           9,026
  RPC Inc.                                          289           2,644
  SEACOR SMIT Inc.*                                 453          15,855
  Southwestern Energy Co.*                          668           8,751
  Spinnaker Exploration Co.*                        608          11,807
  St. Mary Land & Exploration Co.                   726          18,186
  Stone Energy Corp.*                               557          18,704
  Superior Energy Services Inc.*                  1,268          10,841
  Swift Energy Co.*                                 601           5,115
  Syntroleum Corp.*                                 512           1,316
  Tesoro Petroleum Corp.*                         1,686          12,476
  Tetra Technologies Inc.*                          343           7,889
  Tom Brown Inc.*                                   872          21,102
  Transmontaigne Inc.*                              372           1,566
  Trico Marine Services Inc.*                       574           1,487
  Unit Corp.*                                       941          19,093
  Universal Compression Holdings Inc.*              430           7,504
  Veritas DGC Inc.*                                 810           5,387
  Vintage Petroleum Inc.                          1,267          12,036
  Western Gas Resources Inc.                        492          16,015
  Westport Resources Corp.*                         418           8,423
  W-H Energy Services Inc.*                         604          10,340
                                                         --------------
                                                                648,264
                                                         --------------
FINANCIAL - 20.21%
  1st Source Corp.                                  378           4,838
  ABC Bancorp                                       258           3,532
  Acadia Realty Trust                               349           2,799
  Advanta Corp.                                     578           4,381
  Alabama National BanCorp                          254          10,414
  Alexander's Inc.*                                  51           3,256
  Alexandria Real Estate Equities Inc.              412          17,325
  Alfa Corp.                                        909          10,554
  Allegiant Bancorp Inc.                            308           5,205
  Amcore Financial Inc.                             644          14,020
  American Capital Strategies Ltd.                1,003          22,467
  American Home Mortgage Holdings Inc.              171           1,712
  American National Bankshares Inc.                 152           3,753
  American Physicians Capital Inc.*                 259           5,491
  AMLI Residential Properties Trust                 368           7,746
  Anchor Bancorp Wisconsin Inc.                     550          12,073
  Anthracite Capital Inc.                         1,200          13,728
  Anworth Mortgage Asset Corp.                      318           4,153
  Apex Mortgage Capital Inc.                        762           4,580
  Argonaut Group Inc.                               563           4,814
  Arrow Financial Corp.                             174           4,985
  Associated Estates Realty Corp.                   424           2,332
  Avatar Holdings Inc.*                             112           2,860
  Baldwin & Lyons Inc.                              186           3,692
  Banc Corp.*                                       341           1,695
  BancFirst Corp.                                   102           4,499

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.21% (CONTINUED)
  Bank Mutual Corp.                                 290  $        7,328
  Bank of Granite Corp.                             356           5,913
  Bank of the Ozarks Inc.                           116           3,232
  BankAtlantic Bancorp Inc.                       1,087          10,642
  BankUnited Financial Corp.*                       556           9,813
  Banner Corp.                                      269           4,250
  Bay View Capital Corp.*                         1,636           8,916
  Bedford Property Investors Inc.                   378           9,881
  Berkshire Hills Bancorp Inc.                      163           3,749
  BKF Capital Group Inc.*                           153           2,486
  Boston Private Financial Holdings Inc.            501           7,495
  BostonFed Bancorp Inc.                            103           2,355
  Boykin Lodging Co.                                450           3,317
  Brandywine Realty Trust                           696          15,312
  Brookline Bancorp Inc.                          1,292          16,176
  Bryn Mawr Bank Corp.                               97           3,475
  BSB Bancorp Inc.                                  226           4,898
  California First National Bancorp                  91             928
  Camden National Corp.                             210           5,282
  Capital Automotive REIT                           558          13,917
  Capital City Bank Group Inc.                      183           7,157
  Capitol Bancorp Ltd.                              201           4,251
  Capstead Mortgage Corp.                           252           2,875
  Cascade Bancorp                                   325           4,748
  Cathay Bancorp Inc.                               402          15,694
  CB Bancshares Inc.                                 87           4,244
  CBL & Associates Properties Inc.                  528          21,432
  CCBT Financial Cos. Inc.                          225           4,950
  Central Coast Bancorp*                            213           3,387
  Century Bancorp Inc.                               83           2,270
  Ceres Group Inc.*                                 495             817
  CFS Bancorp Inc.                                  313           4,291
  Charter Financial Corporation                     103           3,122
  Charter Municipal Mortgage Acceptance
     Co.                                          1,074          18,870
  Chateau Communities Inc.                          584          11,008
  Chelsea Property Group Inc.                       724          26,969
  Chemical Financial Corp.                          617          16,369
  Chittenden Corp.                                  996          26,046
  Citizens First Bancorp Inc.                       236           4,578
  Citizens Inc.*                                    591           3,576
  City Bank                                         198           4,455
  City Holding Co.                                  441          12,066
  CNA Surety Corp.                                  403           3,224
  Coastal Bancorp Inc.                              111           3,352
  Coastal Financial Corp.                           217           2,563
  CoBiz Inc.                                        193           2,683
  Colonial Properties Trust                         370          12,240
  Columbia Bancorp                                  151           3,700
  Columbia Banking System Inc.*                     346           4,758
  Commerce Group Inc.                               640          21,888
  Commercial Federal Corp.                        1,182          25,673
  Commercial Net Lease Realty Inc.                  955          14,421
  Community Bank System Inc.                        297           9,335
  Community Banks Inc.                              202           5,878
  Community First Bankshares Inc.                 1,041          26,598
  Community Trust Bancorp Inc.                      328           8,281
  CompuCredit Corp.*                                447           2,806
  Connecticut Bancshares Inc.                       294          12,209
  Cornerstone Realty Income Trust Inc.            1,252           8,713
  Corporate Office Properties Trust                 442           6,585
  Correctional Properties Trust                     187           3,859
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.21% (CONTINUED)
  Corrections Corp. of America*                     731  $       12,763
  Corus Bankshares Inc.                             234           9,338
  CPB Inc.                                          368           9,365
  Crawford & Co.*                                   693           2,875
  Credit Acceptance Corp.*                          348           1,704
  Crown American Realty Trust                       551           5,411
  CVB Financial Corp.                               860          16,667
  Delphi Financial Group Inc.                       343          13,439
  Dime Community Bancshares                         582          13,287
  DVI Inc.*                                         325           2,779
  East West Bancorp Inc.                            616          19,004
  EastGroup Properties Inc.                         378           9,662
  EMC Insurance Group Inc.                           61           1,153
  Entertainment Properties Trust                    447          11,846
  Equity Inns Inc.                                1,056           6,178
  Equity One Inc.                                   161           2,462
  Essex Property Trust Inc.                         376          19,646
  F&M Bancorp                                       283          12,455
  Farmers Capital Bank Corp.                        161           5,152
  FBL Financial Group Inc.                          298           5,886
  Federal Agricultural Mortgage Corp.*              207           4,511
  Federal Realty Investment Trust                   948          28,791
  FelCor Lodging Trust Inc.                       1,160           7,227
  Fidelity Bankshares Inc.                          412           7,556
  Financial Federal Corp.*                          297           5,673
  Financial Industries Corp.                        204           2,946
  Financial Institutions Inc.                       203           4,023
  First Bancorp                                     189           4,757
  First Bancorp Of Puerto Rico                      868          23,419
  First Busey Corp.                                 236           5,522
  First Charter Corp.                               804          14,038
  First Citizens Bancshares Inc.                    158          14,866
  First Commonwealth Financial Corp.              1,532          17,848
  First Community Bancorp Inc.                      127           3,672
  First Community Bancshares, Inc.                  231           7,623
  First Defiance Financial Corp.                    139           2,578
  First Essex Bancorp Inc.                          174           5,397
  First Federal Capital Corp.                       449           9,119
  First Financial Bancorp                           940          14,908
  First Financial Bankshares Inc.                   322          11,431
  First Financial Corp.                             178           8,412
  First Financial Holdings Inc.                     351           8,659
  First Indiana Corp.                               303           4,787
  First Merchants Corp.                             378           8,622
  First National Corp.                              199           5,045
  First Nigara Financial Corp Inc.                  628           7,380
  First Oak Brook Bancshares Inc.                   112           3,404
  First Place Financial Corp.                       333           5,062
  First Republic Bank*                              269           5,810
  First Sentinel Bancorp Inc.                       646           8,928
  First South Bancorp Inc.                           74           2,424
  First State Bancorp                               108           2,310
  FirstFed America Bancorp, Inc.                    145           4,060
  FirstFed Financial Corp.*                         451          13,616
  Flagstar Bancorp Inc.                             352           9,282
  Flushing Financial Corp.                          260           4,524
  FNB Corp.                                         152           4,248
  FPIC Insurance Group Inc.*                        229           1,701
  Franklin Financial Corp.                           71           2,068
  Fremont General Corp.                           1,523          10,585
  Frontier Financial Corporation                    421          10,378

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.21% (CONTINUED)
  Gabelli Asset Management Inc.*                    162  $        4,463
  Gables Residential Trust                          647          17,314
  GBC Bancorp Inc.                                  202           4,878
  German American Bancorp                           255           4,475
  Getty Realty Corp.                                403           7,568
  Glacier Bancorp Inc.                              414          11,079
  Gladstone Capital Corp.                           231           3,714
  Glenborough Realty Trust Inc.                     410           6,339
  Glimcher Realty Trust                             697          13,382
  Gold Banc Corp.                                   772           6,184
  Great American Financial Resources
     Inc.                                           191           2,896
  Great Lakes REIT Inc.                             343           4,867
  Great Southern Bancorp Inc.                       148           5,476
  Hancock Holding Co.                               346          14,885
  Hanmi Financial Corp.*                            228           3,876
  Harbor Florida Bancshares Inc.                    556          12,988
  Harleysville Group Inc.                           773          19,286
  Harleysville National Corp.                       499          12,141
  Hawthorne Financial Corp.*                        153           4,523
  Health Care REIT Inc.                             964          25,257
  Healthcare Realty Trust Inc.                    1,094          26,715
  Heritage Property Investment Trust
     Inc.                                           470          11,774
  Hilb, Rogal & Hamilton Co.                        745          23,274
  Home Properties of New York Inc.                  678          22,510
  Horace Mann Educators Corp.                       926          12,149
  HRPT Properties Trust                           3,362          28,611
  Hudson River Bancorp Inc.                         397           9,123
  Humboldt Bancorp                                  280           3,573
  IBERIABANK Corp.                                  157           6,390
  IMPAC Mortgage Holdings Inc.                    1,029          13,367
  Independence Holding Co.                           85           1,635
  Independent Bank Corp.                            314           6,283
  Independent Bank Corp.                            481           9,668
  Innkeepers USA Trust                              611           3,972
  Insignia Financial Group Inc.*                    508           5,558
  Integra Bank Corp.                                403           6,911
  Interchange Financial Services Corp.              223           3,824
  International Bancshares Corp.                    592          22,976
  Investors Real Estate Trust                       721           6,713
  Irwin Financial Corp.                             401           7,815
  ITLA Capital Corp.*                               121           3,999
  Jefferies Group Inc.                              504          18,119
  Jones Lang LaSalle Inc.*                          790          10,791
  Kansas City Life Insurance Co.                     95           4,060
  Keystone Property Trust Corp.                     373           6,416
  Kilroy Realty Corp.                               634          14,011
  Knight Trading Group Inc.*                      2,125           8,288
  Koger Equity Inc.                                 498           7,619
  Kramont Realty Trust                              481           7,215
  Lakeland Bancorp Inc.                             305           4,850
  Lakeland Financial Corp.                          133           3,325
  LandAmerica Financial Group Inc.                  484          19,239
  LaSalle Hotel Properties                          439           5,246
  Lexington Corporate Properties Trust              610          10,401
  LNR Property Corp.                                585          19,715
  Local Financial Corp.*                            500           7,210
  LSB Bancshares Inc.                               220           3,432
  LTC Properties Inc.                               368           2,315
  Macatawa Bank Corp.                               174           3,744
  Macerich Co.                                      851          26,960
  MAF Bancorp Inc.                                  496          16,690
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.21% (CONTINUED)
  Main Street Banks Inc.                            272  $        5,018
  MainSource Financial Group Inc.                   153           3,596
  Manufactured Home Communities Inc.                335           9,916
  Massbank Corp.                                     99           2,724
  MB Financial Inc.                                 295          10,561
  MCG Capital Corp.                                 527           5,265
  Merchants Bancshares Inc.                         104           2,533
  MeriStar Hospitality Corp.                      1,064           3,628
  Metris Companies Inc.                             850           1,998
  MFA Mortgage Investments, Inc.                    907           7,846
  Mid-America Apartment Communities Inc.            367           8,698
  Mid-Atlantic Realty Trust                         455           8,295
  Midland Co.                                       204           3,652
  Mid-State Bancshares                              628          10,494
  Midwest Banc Holdings Inc.                        241           4,391
  Mills Corp.                                       570          17,784
  Mission West Properties                           377           3,544
  Nara Bancorp Inc.                                 208           2,648
  NASB Financial Inc.                                80           1,800
  National Health Investors Inc.                    595           9,133
  National Health Realty Inc.                       155           2,065
  National Penn Bancshares Inc.                     487          13,173
  National Western Life Insurance Co.*               56           5,242
  Nationwide Health Properties Inc.               1,282          16,474
  Navigators Group Inc.*                            105           2,701
  NBC Capital Corp.                                 182           4,368
  NBT Bancorp Inc.                                  780          13,595
  New Century Financial Corp.                       410          12,784
  Northwest Bancorp Inc.                            283           4,576
  NovaStar Financial Inc.                           272           9,289
  NYMAGIC INC.*                                      38             735
  OceanFirst Financial Corp.                        273           5,867
  Ocwen Financial Corp.*                            973           2,938
  Odyssey Re Holdings Corp.                         437           7,888
  Ohio Casualty Corp.*                            1,327          17,145
  Old Second Bancorp Inc.                           180           6,808
  Omega Financial Corp.                             215           7,471
  Omega Healthcare Investors Inc.*                  420             966
  Oriental Financial Group Inc.                     397           8,575
  Pacific Capital Bancorp                           913          27,061
  Pacific Northwest Bancorp                         402          11,156
  Pacific Union Bank*                               277           3,205
  Pan Pacific Retail Properties Inc.                928          35,125
  Parkvale Financial Corp.                          125           2,750
  Parkway Properties Inc.                           204           7,687
  Partners Trust Financial Group Inc.               172           2,924
  Peapack-Gladstone Financial Corp.                 156           3,908
  Pennfed Financial Services Inc.                   130           3,452
  Pennrock Financial Savings Corp.                  181           5,086
  Pennsylvania Real Estate Investment
     Trust                                          368          10,543
  Peoples Bancorp Inc.                              206           4,771
  Peoples Holding Co.                               147           6,262
  PFF Bancorp Inc.                                  295           9,467
  Philadelphia Consolidated Holding Co.*            439          15,804
  Pico Holdings Inc.*                               170           2,115
  PMA Capital Corp.                                 689           4,665
  Port Financial Corp.                              129           6,165
  Post Properties Inc.                              873          21,083
  Prentiss Properties Trust                         803          21,761
  Presidential Life Corp.                           538           3,384
  Price Legacy Corp.*                               482           1,229

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.21% (CONTINUED)
  PrivateBancorp Inc.                               142  $        3,219
  ProAssurance Corp.*                               559          13,148
  Prosperity Bancshares Inc.                        287           4,758
  Provident Bancorp Inc.                             78           2,457
  Provident Bankshares Corp.                        623          14,379
  PS Business Parks Inc.                            262           7,795
  Quaker City Bancorp Inc.*                         132           4,480
  R&G Financial Corp.*                              368           8,096
  RAIT Investment Trust                             409           9,260
  Ramco-Gershenson Properties Trust                 212           4,658
  Realty Income Corp.                               870          31,103
  Redwood Trust Inc.                                286           9,295
  Republic Bancorp Inc.                           1,366          16,091
  Republic Bancorp Inc.                             184           2,116
  Republic Bancshares Inc.*                         131           2,613
  RFS Hotel Investors Inc.                          691           6,703
  Riggs National Corp.                              364           5,223
  RLI Corp.                                         328           8,813
  Royal Bancshares of Pennsylvania                  135           2,627
  S&T Bancorp Inc.                                  693          17,720
  S.Y. Bancorp Inc.                                 148           5,327
  Sandy Spring Bancorp Inc.                         378          12,334
  Santander Bancorp                                 221           2,953
  Saul Centers Inc.                                 275           6,339
  Saxon Capital Inc.*                               733           9,756
  Seacoast Banking Corp. of Florida                 270           5,235
  Seacoast Financial Services Corp.                 632          11,535
  Second Bancorp Inc.                               221           4,895
  Selective Insurance Group Inc.                    674          16,540
  Senior Housing Properties Trust                 1,186          13,698
  Shurgard Storage Centers Inc.                     814          25,275
  Simmons First National Corp.                      185           6,669
  Sizeler Property Investors Inc.                   301           2,796
  SL Green Realty Corp.                             688          21,025
  SoundView Technology Group Inc.*                1,936           2,478
  South Financial Group Inc.                      1,051          22,754
  Southwest Bancorp Inc.                            134           3,055
  Southwest Bancorp of Texas Inc.*                  738          22,162
  Sovran Self Storage Inc.                          327           9,313
  St. Francis Capital Corp.                         189           4,315
  State Auto Financial Corp.                        331           5,604
  State Bancorp Inc.                                191           3,534
  Staten Island Bancorp Inc.                      1,439          21,470
  Sterling Bancorp                                  272           6,702
  Sterling Bancshares Inc.                          995          11,831
  Sterling Financial Corp.                          440           9,918
  Sterling Financial Corp.*                         304           6,451
  Stewart Information Services Corp.*               442          10,259
  Suffolk Bancorp                                   306           9,434
  Summit Bancshares Inc.                            137           2,619
  Summit Properties Inc.                            577          10,675
  Sun Bancorp Inc.                                  129           2,517
  Sun Bancorp Inc.*                                 167           2,448
  Sun Communities Inc.                              388          13,890
  Superior Financial Corporation                    182           3,365
  Susquehanna Bancshares Inc.                     1,028          21,300
  SWS Group Inc.                                    352           4,956
  Tanger Factory Outlet Centers Inc.                136           4,198
  Taubman Centers Inc.                              749          12,755
  Texas Regional Bancshares Inc.                    634          19,128
  Thornburg Mortgage Inc.                         1,384          28,552
                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 20.21% (CONTINUED)
  Tompkins Trustco Inc.                             194  $        8,730
  Town & Country Trust                              373           7,535
  Trammell Crow Co.*                                768           6,113
  Transcontinental Realty Investors*                 75           1,384
  Triad Guaranty Inc.*                              206           7,078
  TriCo Bancshares                                  132           3,340
  Troy Financial Corp.                              219           5,591
  Trust Company of New Jersey                       485          13,250
  TrustCo Bank Corp.                              1,886          18,162
  U.S. Restaurant Properties Inc.                   510           7,191
  U.S.B. Holding Co. Inc.                           313           5,102
  UCBH Holdings Inc.                                473          20,803
  UICI*                                           1,007           9,677
  UMB Financial Corp.                               430          15,781
  Umpqua Holdings Corp.                             598          10,818
  Union Acceptance Corp.*                           257              59
  Union Bankshares Corp.                            197           5,281
  United Bankshares Inc.                            955          26,454
  United Community Banks Inc.*                      433           9,981
  United Community Financial Corp.                  816           7,140
  United Fire & Casualty Co.                        188           5,602
  United National Bancorp                           355           8,346
  Universal American Financial Corp.*               608           3,472
  Universal Health Realty Income Trust              285           7,382
  Unizan Financial Corp.                            575          10,534
  Urstadt Biddle Prop Inc A*                        323           3,870
  Ventas Inc.                                     1,584          18,374
  Vesta Insurance Group Inc.                        894           2,003
  Virginia Financial Group Inc.                     190           5,083
  W Holding Co. Inc.                              1,042          19,131
  Warwick Community Bancorp Inc.                     96           2,842
  Washington Real Estate Investment
     Trust                                          961          24,957
  Washington Trust Bancorp Inc.                     340           6,871
  Waypoint Financial Corp.                          989          17,070
  Wellsford Real Properties Inc.*                   139           2,018
  Wesbanco Inc.                                     556          13,049
  West Coast Bancorp                                411           5,848
  Westcorp Inc.                                     306           5,682
  Westfield Financial Inc.                          130           2,002
  WFS Financial Inc.*                               180           3,480
  Willow Grove Bancorp Inc.                         127           1,880
  Winston Hotels Inc.                               441           2,918
  Wintrust Financial Corp.                          355          10,153
  World Acceptance Corp.*                           302           2,718
  WSFS Financial Corp.                              205           6,478
  Yardville National Bancorp                        154           2,620
  Zenith National Insurance Corp.                   215           4,612
                                                         --------------
                                                              3,287,435
                                                         --------------
INDUSTRIAL - 11.83%
  A.M. Castle & Co.                                 182             865
  A.O. Smith Corp.                                  434          11,631
  AAON Inc.*                                        245           3,112
  AAR Corp.                                         668           2,525
  Active Power Inc.*                                874             970
  Actuant Corp.*                                    239           8,401
  Acuity Brands Inc.                              1,079          14,513
  Advanced Energy Industries Inc.*                  432           3,711
  AEP Industries Inc.*                              106             917
  Airborne Inc.                                   1,261          24,728
  Alamo Group Inc.                                  162           1,889

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.83% (CONTINUED)
  Albany International Corp.                        618  $       14,158
  Alexander & Baldwin Inc.                        1,065          26,476
  Amerco*                                           260           1,051
  American Superconductor Corp.*                    534           1,938
  Ameron International Corp.                         93           5,561
  Ametek Inc.                                       862          28,455
  Analogic Corp.                                    173           7,884
  Apogee Enterprises Inc.                           740           6,084
  Applied Films Corp.*                              288           4,651
  Applied Industrial Technologies Inc.              501           8,372
  Arkansas Best Corp.*                              560          14,235
  Armor Holdings Inc.*                              656           6,560
  Artesyn Technologies Inc.*                        771           2,390
  Astec Industries Inc.*                            396           2,301
  Atlas Air Worldwide Holdings Inc.*                429             343
  Baldor Electric Co.                               794          16,992
  Barnes Group Inc.                                 270           5,713
  BE Aerospace Inc.*                                930           1,767
  BEI Technologies Inc.                             285           2,765
  Bel Fuse Inc.                                     255           5,126
  Belden Inc.                                       591           6,353
  Benchmark Electronics Inc.*                       594          16,828
  Brady Corp.                                       480          13,574
  Briggs & Stratton Corp.                           565          21,945
  Butler Manufacturing Co.                          145           2,378
  C&D Technologies Inc.                             678           8,122
  Calgon Carbon Corp.                               874           4,283
  Capstone Turbine Corp.*                         2,021           1,455
  Carlisle Cos.                                     792          32,068
  Cascade Corp.*                                    245           3,528
  Casella Waste Systems Inc.*                       433           3,572
  Centex Construction Products Inc.                 167           6,012
  Checkpoint Systems Inc.*                          839           8,256
  Chesapeake Corp.                                  365           6,165
  Circor International Inc.                         259           3,520
  CLARCOR Inc.                                      648          23,458
  Cognex Corp.*                                     876          18,545
  Coherent Inc.*                                    754          14,138
  Columbus McKinnon Corp.*                          320             515
  Comfort Systems USA Inc.*                         988           2,183
  Commercial Metals Co.                             630           8,789
  Concord Camera Corp.*                             629           3,151
  Covenant Transport Inc.*                          154           2,616
  CTS Corp.                                         778           4,746
  Cubic Corp.                                       402           6,561
  Cuno Inc.*                                        407          13,687
  Curtiss-Wright Corp.                              271          16,396
  Daktronics Inc.*                                  365           5,676
  DDi Corp.*                                      1,253             175
  Dionex Corp.*                                     456          15,062
  Drew Industries Inc.*                             136           2,069
  DRS Technologies Inc.*                            431          10,779
  DSP Group Inc.*                                   705          12,782
  Ducommun Inc.*                                    180           1,836
  Dycom Industries Inc.*                          1,247          12,882
  Earthshell Corp.*                               1,724             845
  EDO Corp.                                         399           7,222
  EGL Inc.*                                         900          13,374
  Electro Scientific Industries Inc.*               717           9,006
  ElkCorp                                           506           9,614
  EMCOR Group Inc.*                                 388          18,721
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.83% (CONTINUED)
  Encore Wire Corp.*                                347  $        2,950
  Energy Conversion Devices Inc.*                   390           3,311
  Engineered Support Systems Inc.                   333          13,037
  ESCO Technologies Inc.*                           312          10,234
  Esterline Technologies Corp.*                     541           9,148
  Excel Technology Inc.*                            228           4,635
  Federal Signal Corp.                            1,181          16,770
  FEI Company*                                      629          10,039
  Flir Systems Inc.*                                390          18,490
  Florida East Coast Industries Inc.                594          14,523
  Florida Rock Industries Inc.                      514          17,399
  Flow International Corp.*                         343             686
  Foamex International Inc.*                        562             629
  Forward Air Corp.*                                299           6,507
  Franklin Electric Co. Inc.                        167           7,846
  Gardner Denver Inc.*                              414           7,618
  GenCorp Inc.                                      811           5,069
  General Cable Corp.                               864           3,197
  Genlyte Group Inc.*                               315          10,417
  Global Power Equipment Group Inc.*                582           2,968
  Gorman-Rupp Co.                                   192           3,782
  GrafTech International Ltd.*                    1,482           4,224
  Granite Construction Inc.                         837          13,141
  Graphic Packaging International Corp.*            591           3,251
  Greif Bros. Corp.*                                337           6,059
  Griffon Corp.*                                    690           8,901
  GulfMark Offshore Inc.*                           350           4,708
  Heartland Express Inc.*                           778          14,922
  Heico Corp.                                       368           3,275
  Herley Industries Inc.*                           312           5,363
  Hexcel Corp.*                                     622           1,810
  Identix Inc.*                                   1,672           7,524
  IDEX Corp.                                        722          20,938
  II-VI Inc.*                                       285           4,731
  IMCO Recycling Inc.*                              310           1,969
  Integrated Defense Technologies Inc.*             183           2,599
  Intermagnetics General Corp.*                     385           6,868
  Intermet Corp.                                    561           2,042
  Interpool Inc.                                    146           1,964
  Invision Technologies Inc.*                       302           6,786
  Ionics Inc.*                                      458           7,580
  Itron Inc.*                                       499           8,338
  J.B. Hunt Transport Services Inc.*                550          14,806
  JLG Industries Inc.                             1,100           5,192
  Joy Global Inc.*                                1,126          12,195
  Kadant Inc.*                                      320           5,245
  Kaman Corp.                                       585           5,721
  Kansas City Southern*                           1,568          17,609
  Kaydon Corp.                                      717          13,494
  Keithley Instruments Inc.                         155           1,676
  Kennametal Inc.                                   814          22,898
  Kirby Corp.*                                      486          11,956
  Knight Transportation Inc.*                       624          12,287
  L.S. Starrett Co.                                 170           2,380
  Ladish Co.*                                       238           1,059
  Landstar System Inc.*                             398          22,885
  Lawson Products Inc.                              128           3,337
  LeCroy Corp.*                                     216           2,104
  Lennox International Inc.                       1,114          16,042
  Lincoln Electric Holdings Inc.                    829          14,972
  Lindsay Manufacturing Co.                         260           5,590

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.83% (CONTINUED)
  Littelfuse Inc.*                                  511  $        9,142
  LSI Industries Inc.                               373           3,376
  Lydall Inc.*                                      384           3,379
  MagneTek Inc.*                                    513           1,231
  Manitowoc Co.                                     628          10,557
  Manufacturers Services Ltd.*                      375           1,763
  Matthews International Corp.                      715          16,559
  Maverick Tube Corp.*                              982          18,265
  Medis Technologies Ltd.*                          282           1,444
  Merix Corp.*                                      355           1,420
  Mestek Inc.*                                       79           1,445
  Methode Electronics Inc.                          891           7,217
  Michael Baker Corp.*                              130           1,121
  Milacron Inc.                                     446           1,851
  Mine Safety Appliances Co.                        205           7,298
  Molecular Devices Corp.*                          399           4,828
  Mueller Industries Inc.*                          734          18,328
  Myers Industries Inc.                             482           4,603
  NACCO Industries Inc.                             140           6,440
  NCI Building Systems Inc.*                        479           7,429
  NN Inc.                                           297           2,602
  Nordson Corporation                               581          13,996
  Northwest Pipe Co.*                               150           1,860
  NS Group Inc.*                                    446           3,367
  Nu Horizons Electronics Corp.*                    374           1,836
  Offshore Logistics Inc.*                          512           9,242
  Orbital Sciences Corp.*                         1,124           5,811
  OSI Systems Inc.*                                 175           2,767
  Overseas Shipholding Group Inc.                   710          11,857
  P.A.M. Transportation Services Inc.*               80           1,750
  Park Electrochemical Corp.                        445           6,737
  Paxar Corp.*                                      829           9,492
  Penn Engineering & Manufacturing Corp.            304           3,502
  Petroleum Helicopters Inc.*                        66           1,746
  Photon Dynamics Inc.*                             444           7,264
  Pioneer-Standard Electronics Inc.                 783           6,609
  Planar Systems Inc.*                              336           3,951
  Powell Industries Inc.*                           171           2,384
  Power-One Inc.*                                 1,407           6,191
  Presstek Inc.*                                    799           3,588
  Proton Energy Systems Inc.*                       631           1,552
  Quanex Corp.                                      353          11,190
  Quixote Corp.                                     171           2,702
  RailAmerica Inc.*                                 744           4,538
  Rayovac Corp.*                                    836           9,071
  Regal-Beloit Corp.                                603           9,232
  Research Frontiers Inc.*                          251           1,792
  Roadway Corp.                                     307          10,291
  Robbins & Myers Inc.                              218           2,934
  Rogers Corp.*                                     413          12,274
  Roper Industries Inc.                             760          21,926
  Sauer-Danfoss Inc.                                254           2,017
  SBS Technologies Inc.*                            381           2,770
  Sequa Corp.                                       157           5,377
  Silgan Holdings Inc.*                             267           5,919
  Simpson Manufacturing Co.*                        382          12,912
  SPS Technologies Inc.*                            321           7,832
  Standex International Corp.                       283           5,391
  Stericycle Inc.*                                  876          32,929
  Stewart & Stevenson Services Inc.                 743           8,099
  Stoneridge Inc.*                                  335           3,226
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIAL - 11.83% (CONTINUED)
  Sturm Ruger & Co.                                 508  $        4,450
  Suntron Corp.*                                     65             208
  SureBeam Corp.*                                   323           1,134
  Sypris Solutions Inc.*                            130           1,024
  Technitrol Inc.                                 1,046          15,313
  Tecumseh Products Co.                             395          16,186
  Teledyne Technologies Inc.*                       791          10,013
  Tennant Co.                                       235           7,402
  Terex Corp.*                                    1,037          12,816
  Tetra Tech Inc.*                                1,306          18,466
  Texas Industries Inc.                             548          10,538
  Thomas & Betts Corp.*                           1,130          16,023
  Thomas Industries Inc.                            377           9,350
  TRC Cos. Inc.*                                    227           2,978
  Tredegar Corp.                                    676           8,078
  Trex Co. Inc.*                                    168           5,423
  Trimble Navigation Ltd.*                          657          12,444
  Trinity Industries Inc.                           933          16,066
  Triumph Group Inc.*                               365           8,194
  TTM Technologies Inc.*                            401           1,379
  U.S. Concrete Inc.*                               527           2,213
  U.S. Industries Inc.*                           1,727           6,839
  U.S. Xpress Enterprises Inc.*                     145           1,096
  United Defense Industries Inc.*                   551          11,924
  United Industrial Corp.                           249           3,100
  Universal Display Corp.*                          416           3,403
  Universal Forest Products Inc.                    355           5,503
  UNOVA Inc.*                                     1,078           5,789
  URS Corp.*                                        372           4,289
  USFreightways Corp.                               701          17,742
  USG Corp.*                                        960           3,994
  Valmont Industries Inc.                           352           7,603
  Varian Inc.*                                      769          22,040
  Vicor Corp.*                                      518           2,952
  Wabtec                                            894          10,378
  Waste Connections Inc.*                           722          24,908
  Watts Industries Inc.                             408           6,356
  Werner Enterprises Inc.                         1,004          19,336
  Wilson Greatbatch Technologies Inc.*              546          15,283
  Woodhead Industries Inc.                          273           3,246
  Woodward Governor Co.                             231           8,083
  Worthington Industries Inc.                     1,755          20,937
  X-Rite Inc.                                       469           3,944
  Yellow Corp.*                                     757          18,266
  Zygo Corp.*                                       406           2,306
                                                         --------------
                                                              1,923,904
                                                         --------------
TECHNOLOGY - 9.81%
  3D Systems Corp.*                                 188             876
  Acclaim Entertainment Inc.*                     1,817             709
  Actel Corp.*                                      549           9,366
  Actuate Corp.*                                  1,150           1,597
  ADE Corp.*                                        244           1,452
  Advanced Digital Information Corp.*             1,625          11,196
  Advanced Power Technology Inc.*                   143             438
  Alliance Semiconductor Corp.*                     657           2,102
  Allscripts Healthcare Solutions Inc.*             604           1,661
  Altiris Inc.*                                     131           1,636
  American Management Systems Inc.*               1,022          12,346
  ANADIGICS Inc.*                                   798           1,692
  Ansys Inc.*                                       385           9,221

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 9.81% (CONTINUED)
  Anteon International Corp.*                       391  $        8,778
  Artisan Components Inc.*                          387           6,254
  Ascential Software Corp.*                       6,648          18,614
  Aspen Technology Inc.*                            926           2,222
  AstroPower Inc.*                                  488           2,040
  Asyst Technologies Inc.*                          931           5,046
  ATMI Inc.*                                        707          13,617
  August Technology Corp.*                          191             749
  Avid Technology Inc.*                             649          14,369
  Axcelis Technologies Inc.*                      2,554          12,080
  AXT Inc.*                                         487             326
  Barra Inc.*                                       418          12,410
  Borland Software Corp.*                         1,582          14,554
  CACI International Inc.*                          741          24,720
  Caliper Technologies Corp.*                       634           2,219
  Caminus Corp.*                                    260           2,311
  Carreker Corp.*                                   504           1,033
  Catapult Communications Corp.*                    139             884
  CCC Information Services Group Inc.*              320           5,178
  ChipPAC Inc.*                                   1,101           3,964
  CIBER Inc.*                                     1,366           6,502
  Cirrus Logic Inc.*                              1,894           3,807
  Cognizant Technology Solutions Corp.*             488          32,867
  Cohu Inc.                                         540           7,900
  CompuCom Systems Inc.*                            595           2,083
  Computer Horizons Corp.*                          819           2,523
  Computer Programs and Systems Inc.*                78           1,911
  Concord Communications Inc.*                      415           3,557
  Concurrent Computer Corp.*                      1,614           3,567
  Covansys Corp.*                                   501           1,187
  CRAY Inc.*                                      1,069           7,077
  Credence Systems Corp.*                         1,579          10,737
  Cree Inc.*                                      1,900          35,188
  Datastream Systems Inc.*                          407           2,776
  Dendrite International Inc.*                      808           6,868
  Digimarc Corp.*                                   232           2,700
  DocuCorp International Inc.*                      206             678
  Documentum Inc.*                                1,032          13,540
  Drexler Technology Corp.*                         220           3,190
  DuPont Photomasks Inc.*                           311           6,239
  Dynamics Research Corp.*                          175           2,286
  Echelon Corp.*                                    652           6,885
  Eclipsys Corp.*                                   902           7,190
  eFunds Corp.*                                   1,216           8,354
  Electroglas Inc.*                                 552             486
  Electronics for Imaging Inc.*                   1,415          25,030
  Embarcadero Technologies Inc.*                    210           1,327
  EMCORE Corp.*                                     629           1,038
  Entegris Inc.*                                  1,197          11,922
  EPIQ Systems Inc.*                                258           4,954
  ESS Technology Inc.*                              835           4,977
  Exar Corp.*                                     1,019          12,951
  FactSet Research Systems Inc.                     543          17,620
  FalconStor Software Inc.*                         888           3,419
  Fidelity National Information
     Solutions Inc.*                                343           6,088
  FileNet Corp.*                                    869           9,116
  FSI International Inc.*                           683           1,591
  General Binding Corp.*                            155           1,225
  Genesis Microchip Inc.*                           797           9,947
  Global Imaging Systems Inc.*                      209           3,867
  GlobespanVirata Inc.*                           3,116          14,022
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 9.81% (CONTINUED)
  Handspring Inc.*                                1,121  $          695
  Helix Technology Corp.                            681           5,863
  HPL Technologies Inc.*                            236              35
  Hutchinson Technology Inc.*                       661          16,340
  Hyperion Solutions Corp.*                         869          21,073
  IDX Systems Corp.*                                441           6,915
  iGATE Corp.*                                      525           1,491
  Imagistics International Inc.*                    468           8,714
  Imation Corp.*                                    915          34,056
  InFocus Corp.*                                    956           4,723
  Infogrames Inc.*                                  146             260
  Informatica Corp.*                              1,494           9,636
  Information Resources Inc.*                       716             916
  Inforte Corp.*                                    167             987
  InfoUSA Inc.*                                     668           3,206
  Insituform Technologies Inc.*                     591           7,949
  Integral Systems Inc.*                            241           5,109
  Integrated Silicon Solution Inc.*                 698           1,640
  InterCept Inc.*                                   379           1,558
  Intergraph Corp.*                               1,307          22,663
  Inter-Tel Inc.                                    472           7,085
  Iomega Corp.*                                   1,335          14,819
  IXYS Corp.*                                       273           1,444
  JDA Software Group Inc.*                          730           7,380
  Keane Inc.*                                     1,533          12,540
  Kopin Corp.*                                    1,810           9,122
  Kronos Inc.*                                      514          18,016
  Kulicke & Soffa Industries Inc.*                1,286           6,109
  Lattice Semiconductor Corp.*                    2,226          16,784
  Lawson Software Inc.*                             366           1,698
  Legato Systems Inc.*                            2,272          11,655
  Lexar Media Inc.*                                 849           2,785
  LTX Corp.*                                      1,189           5,945
  Magma Design Automation Inc.*                     483           3,743
  Manhattan Associates Inc.*                        506           8,870
  ManTech International Corp.*                      188           2,786
  Manugistics Group Inc.*                         1,549           3,532
  MAPICS Inc.*                                      375           2,475
  MapInfo Corp.*                                    395           1,529
  Mattson Technology Inc.*                          546             994
  Maxtor Corp.*                                   5,199          29,270
  McDATA Corp.*                                   1,651          14,182
  MCSi Inc.*                                        574             195
  MEMC Electronic Materials Inc.*                 1,130          12,713
  Mentor Graphics Corp.*                          1,707          15,261
  Mercury Computer Systems Inc.*                    565          15,368
  MetaSolv Inc.*                                    756           1,074
  Micromuse Inc.*                                 1,950          10,140
  Micros Systems Inc.*                              433          10,180
  Microsemi Corp.*                                  754           8,256
  Microtune Inc.*                                 1,137           2,399
  Midway Games Inc.*                                717           2,373
  MIPS Technologies Inc.*                           929           1,691
  Monolithic System Technology Inc.*                467           3,288
  MRO Software Inc.*                                459           3,149
  MSC.Software Corp.*                               664           5,146
  MTS Systems Corp.*                                549           5,929
  Mykrolis Corp.*                                 1,035           8,642
  Nanometrics Inc.*                                 188             733
  Nassda Corp.*                                     131             865
  NDCHealth Corp.                                   840          14,087

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 9.81% (CONTINUED)
  NetIQ Corp.*                                    1,031  $       11,506
  NetScout Systems Inc.*                            470           1,311
  NetScreen Technologies Inc.*                      262           4,396
  Novadigm Inc.*                                    353             653
  Novell Inc.*                                    9,464          20,348
  Nuance Communications Inc.*                       754           1,644
  NYFIX Inc.*                                       652           2,419
  Oak Technology Inc.*                            1,458           5,147
  Omnicell Inc.*                                    379           1,254
  OmniVision Technologies Inc.*                     517          10,712
  ON Semiconductor Corp.*                           728             925
  ONYX Software Corp.*                            1,145           1,008
  OPNET Technologies Inc.*                          264           1,444
  Overland Storage Inc.*                            198           2,845
  Packeteer Inc.*                                   587           5,753
  Parametric Technology Corp.*                    6,807          14,771
  PDF Solutions Inc.*                               312           1,981
  PEC Solutions Inc.*                               219           2,580
  Pegasystems Inc.*                                 159             634
  Pericom Semiconductor Corp.*                      513           3,991
  Per-Se Technologies Inc.*                         784           6,233
  Phoenix Technologies Ltd.*                        676           2,873
  Photronics Inc.*                                  689           8,192
  Pinnacle Systems Inc.*                          1,532          15,948
  Pixelworks Inc.*                                  864           4,752
  PLATO Learning Inc.*                              431           1,931
  PLX Technology Inc.*                              443           1,054
  Pomeroy Computer Resources Inc.*                  259           1,805
  Power Integrations Inc.*                          657          13,620
  Practiceworks Inc.*                               273           2,804
  ProBusiness Services Inc.*                        548           7,299
  Progress Software Corp.*                          818          14,683
  QuadraMed Corp.*                                  708             821
  Quantum Corp.*                                  3,385          12,220
  Quest Software Inc.*                              968           8,712
  Radiant Systems Inc.*                             449           3,323
  Radisys Corp.*                                    427           2,831
  Rainbow Technologies Inc.*                        618           5,828
  Rambus Inc.*                                    2,178          28,771
  Red Hat Inc.*                                   2,954          16,040
  Redback Networks Inc.*                          3,511           2,036
  Renaissance Learning Inc.*                        283           4,989
  Retek Inc.*                                     1,363           7,865
  Richardson Electronics Ltd.                       167           1,385
  Roxio Inc.*                                       501           3,106
  Rudolph Technologies Inc.*                        240           3,468
  Sanchez Computer Associates Inc.*                 356           1,463
  SanDisk Corp.*                                  1,579          26,559
  ScanSoft Inc.*                                  1,358           6,111
  Schawk Inc.                                       201           1,950
  SCM Microsystems Inc.*                            407           1,018
  SeaChange International Inc.*                     579           4,186
  Semitool Inc.*                                    419           1,714
  SERENA Software Inc.*                             454           7,246
  Silicon Graphics Inc.*                          4,945           7,566
  Silicon Image Inc.*                             1,513           6,022
  Silicon Laboratories Inc.*                        686          17,938
  Silicon Storage Technology Inc.*                2,019           4,644
  Siliconix Inc.*                                   153           3,641
  SimpleTech Inc.*                                  187             468
  Sipex Corp.*                                      664           2,490
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 9.81% (CONTINUED)
  Skyworks Solutions Inc.*                        3,497  $       21,786
  SONICblue Inc.*                                 2,237              62
  SpeechWorks International Inc.*                   674           1,563
  SPSS Inc.*                                        311           3,521
  SRA International Inc.*                           131           3,105
  SS&C Technologies Inc.*                           205           2,490
  Standard Microsystems Corp.*                      378           5,742
  StorageNetworks Inc.*                           1,723           1,551
  Supertex Inc.*                                    270           3,713
  Sykes Enterprises Inc.*                           632           2,458
  Synaptics Inc.*                                   131             983
  Synplicity Inc.*                                  250             798
  Syntel Inc.*                                      146           2,799
  Systems & Computer Technology Corp.*              808           6,181
  Take-Two Interactive Software Inc.*               985          22,015
  TALX Corp.                                        321           4,163
  Therma-Wave Inc.*                                 644             290
  THQ Inc.*                                       1,027          13,433
  Three-Five Systems Inc.*                          561           2,861
  Tier Technologies Inc.*                           377           3,815
  TiVo Inc.*                                        482           2,468
  Transaction Systems*                              829           4,924
  Transmeta Corp.*                                2,835           2,835
  Trikon Technologies Inc.*                         269             925
  Tripos Inc.*                                      191             965
  Triquint Semiconductor Inc.*                    3,430           9,673
  Tyler Technologies Inc.*                          840           2,965
  Ulticom Inc.*                                     276           1,772
  Ultratech Stepper Inc.*                           589           7,050
  Varian Semiconductor Equipment
     Associates Inc.*                               800          16,272
  Vastera Inc.*                                     835           3,181
  Veeco Instruments Inc.*                           660          10,190
  Verint Systems Inc.*                              118           1,994
  Viewpoint Corp.*                                  967             445
  Virage Logic Corp.*                               281           1,756
  VitalWorks Inc.*                                  931           3,575
  Vitesse Semiconductor Corp.*                    5,241          11,216
  Western Digital Corp.*                          5,013          45,418
  White Electronic Designs Corp.*                   457           3,098
  Wind River Systems Inc.*                        1,780           5,304
  Witness Systems Inc.*                             357           1,142
  Xicor Inc.*                                       518           2,103
  Zoran Corp.*                                      704           9,089
                                                         --------------
                                                              1,595,549
                                                         --------------
UTILITIES - 3.70%
  AGL Resources Inc.                              1,459          34,476
  American States Water Co.                         395           9,441
  Atmos Energy Corp.                              1,078          22,918
  Avista Corp.                                    1,246          13,195
  Black Hills Corp.                                 700          19,243
  California Water Service Group                    367           9,450
  Cascade Natural Gas Corp.                         288           5,587
  Central Vermont Public Service Corp.              304           5,229
  CH Energy Group Inc.                              427          17,806
  CLECO Corp.                                     1,059          13,290
  Connecticut Water Service Inc.                    200           5,310
  DQE Inc.                                        1,973          24,051
  El Paso Electric Co.*                           1,222          13,198
  Empire District Electric Co.                      581          10,226
  Energen Corp.                                     897          28,758

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 3.70% (CONTINUED)
  EnergySouth Inc.                                  110  $        2,910
  Laclede Group Inc.                                493          11,438
  MGE Energy, Inc.                                  423          11,201
  Middlesex Water Co.                               200           4,422
  New Jersey Resources Corp.                        703          22,953
  Northwest Natural Gas Co.                         663          16,641
  Northwestern Corp.                                715           1,502
  NUI Corp.                                         411           6,002
  ONEOK Inc.                                      1,399          25,658
  Otter Tail Corp.                                  647          16,756
  Piedmont Natural Gas Co.                          803          28,626
  PNM Resources Inc.                                946          21,275
  SEMCO Energy Inc.                                 480           1,690
  Sierra Pacific Resources                        2,665           8,475
  SJW Corp.                                          54           4,131
  South Jersey Industries Inc.                      313           9,875
  Southern Union Co.*                             1,050          12,758
  Southwest Gas Corp.                               858          17,460
  Southwest Water Co.                               254           3,175
  UGI Corp.                                         718          32,813
  UIL Holdings Corp.                                313          10,861
  UniSource Energy Corp.                            744          12,871
  Unitil Corp.                                      124           3,100
  Westar Energy Inc.                              1,460          17,695
  WGL Holdings Inc.                               1,268          33,589
  WPS Resources Corp.                               819          32,760
                                                         --------------
                                                                602,815
                                                         --------------
    Total Common Stocks
       (cost $20,219,748)                                    14,665,750
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------

UNIT INVESTMENT TRUST - 4.70%
  iShares Russell 2000 Index Fund*               10,605  $      763,560
                                                         --------------
    Total Unit Investment Trust
       (cost $792,255)                                          763,560
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 5.41%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 3.88%                         $     630,503  $      630,503
                                                         --------------
U.S. TREASURY BILL - 1.53%
  (1.150% due 06/19/03)                         250,000         249,377
                                                         --------------
    Total Short-Term Investments
       (cost $842,459)                                          879,880
                                                         --------------
TOTAL INVESTMENTS - 100.28%
   (cost $21,854,462)(1)                                     16,309,190
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 17.38%                                         2,827,443
                                                         --------------
OTHER ASSETS AND LIABILITIES - (17.66%)                      (2,872,885)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   16,263,748
                                                         ==============

-------------

*    Non-income producing
+    Illiquid
(1) For federal income tax purposes, cost is $21,924,868 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $1,910,237 and ($7,525,915), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $838,275 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2003:

                                                         UNREALIZED
                                                       APPRECIATIO/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Russell 2000 Index Mini (06/03)                 8        $(495)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NASDAQ-100 INDEX FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                                 SHARES           VALUE

                                                      -----------------
COMMON STOCKS - 84.40%
BASIC INDUSTRIES - .67%
  Sigma-Aldrich Corporation                         677  $       30,120
  Smurfit-Stone Container Corporation*            2,356          31,474
                                                         --------------
                                                                 61,594
                                                         --------------
CAPITAL GOODS - 2.45%
  Maxim Integrated Products, Inc.                 4,417         159,542
  PACCAR Inc.                                     1,278          64,245
                                                         --------------
                                                                223,787
                                                         --------------
CONSUMER DURABLES - .22%
  Gentex Corporation*                               779          19,818
                                                         --------------
CONSUMER NON-DURABLE - .72%
  Cintas Corporation                              2,009          66,096
                                                         --------------
CONSUMER SERVICES - 15.74%
  Amazon.com, Inc.*                               2,492          64,867
  Apollo Group, Inc.*                             1,736          86,626
  At Home Corp.*                                  1,735               3
  Bed Bath & Beyond Inc.*                         3,870         133,670
  CDW Computer Centers, Inc.*                       859          35,047
  Comcast Corporation*                            9,338         266,973
  Costco Wholesale Corporation*                   2,362          70,931
  Dollar Tree Stores, Inc.*                       1,080          21,492
  eBay Inc.*                                      2,264         193,097
  Fastenal Company                                  713          20,099
  Henry Schein, Inc.*                               402          18,130
  Lamar Advertising Company*                        802          23,539
  PanAmSat Corporation*                           1,988          28,071
  PETsMART, Inc.*                                 1,342          16,909
  Ross Stores, Inc.                                 751          27,149
  Staples, Inc.*                                  3,110          57,006
  Starbucks Corporation*                          5,313         136,864
  TMP Worldwide Inc.*                             1,174          12,597
  USA Interactive*                                4,846         129,824
  Whole Foods Market, Inc.*                         557          30,991
  Yahoo! Inc.*                                    2,795          67,136
                                                         --------------
                                                              1,441,021
                                                         --------------
ENERGY - .28%
  Patterson-UTI Energy, Inc.*                       804          26,017
                                                         --------------
HEALTH CARE - 13.39%
  Amgen Inc.*                                     5,900         339,545
  Biogen, Inc.*                                   1,802          53,988
  Biomet, Inc.                                    3,442         105,497
  Cephalon, Inc.*                                   497          19,850
  Chiron Corporation*                             2,591          97,163
  DENTSPLY International Inc.                       741          25,779
  Express Scripts, Inc.*                            684          38,085
  First Health Group Corp.*                       1,036          26,356
  Genzyme General*                                2,647          96,483
  Gilead Sciences, Inc.*                          1,906          80,033
  Human Genome Sciences, Inc.*                    1,260          10,773
  ICOS Corporation*                                 592          11,076
  IDEC Pharmaceuticals Corporation*               1,637          56,344
  Invitrogen Corporation*                           477          14,611
  Lincare Holdings Inc.*                          1,003          30,782
  MedImmune, Inc.*                                2,644          86,803
                                                 SHARES           VALUE

                                                      -----------------
HEALTH CARE - 13.39% (CONTINUED)
  Millennium Pharmaceuticals, Inc.*               3,109  $       24,436
  Patterson Dental Company*                         644          29,579
  Teva Pharmaceutical Industries Limited          1,881          78,344
                                                         --------------
                                                              1,225,527
                                                         --------------
PUBLIC UTILITIES - 1.72%
  Nextel Communications, Inc.*                   11,762         157,493
                                                         --------------
TECHNOLOGY - 48.25%
  ADC Telecommunications, Inc.*                   9,822          20,233
  Adobe Systems                                   2,278          70,231
  Altera Corporation*                             5,291          71,640
  American Power Conversion Corporation*          1,941          27,640
  Apple Computer*                                 4,925          69,640
  Applied Materials, Inc.*                        8,420         105,924
  BEA Systems, Inc.*                              3,736          38,070
  Broadcom Corporation*                           1,830          22,601
  Brocade Communications Systems, Inc.*           2,567          12,527
  Check Point Software Technologies
     Ltd.*                                        2,360          34,149
  CIENA Corporation*                              5,042          22,034
  Cisco Systems, Inc.*                           24,972         324,137
  Citrix Systems, Inc.*                           2,001          26,333
  Compuware Corporation*                          2,293           7,773
  Comverse Technology, Inc.*                      1,917          21,681
  Dell Computer Corporation*                      9,375         256,031
  EchoStar Communications Corporation*            2,462          71,103
  Electronic Arts Inc.*                           1,401          82,155
  Fiserv, Inc.*                                   2,356          74,167
  Flextronics International Ltd.*                 5,525          48,178
  Intel Corporation                              22,543         367,000
  Intuit Inc.*                                    2,545          94,674
  JDS Uniphase Corporation*                      14,746          42,026
  Juniper Networks, Inc.*                         2,406          19,657
  KLA-Tencor Corporation*                         2,250          80,870
  Linear Technology Corporation                   4,103         126,660
  LM Ericsson Telephone Company*                  1,276           8,115
  Mercury Interactive Corporation*                  885          26,267
  Microchip Technology Incorporated               1,661          33,054
  Microsoft Corporation                          36,214         876,741
  Molex Incorporated                                964          20,706
  Network Appliance, Inc.*                        3,467          38,795
  Novellus Systems, Inc.*                         1,491          40,660
  NVIDIA Corporation*                             1,676          21,536
  Oracle Corporation*                            21,639         234,761
  Paychex, Inc.                                   3,514          96,530
  PeopleSoft, Inc.*                               4,351          66,570
  Pixar*                                            509          27,526
  QLogic Corporation*                               937          34,800
  QUALCOMM Incorporated                           9,320         336,078
  RF Micro Devices, Inc.*                         2,045          12,329
  Sanmina-SCI Corporation*                        5,350          21,614
  Siebel Systems, Inc.*                           5,585          44,736
  Sun Microsystems, Inc.*                        13,683          44,607
  Symantec Corporation*                           1,464          57,360
  Synopsys, Inc.*                                   667          28,388
  Tellabs, Inc.*                                  2,314          13,398
  VeriSign, Inc.*                                 2,201          19,237
  Veritas Software*                               4,142          72,816
  Xilinx, Inc.*                                   4,400         103,004
                                                         --------------
                                                              4,416,762
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                              NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
TRANSPORTATION - .96%
  C.H. Robinson Worldwide, Inc.                     822  $       26,879
  Expeditors International of
     Washington, Inc.                             1,005          36,130
  Ryanair Holdings plc*                             597          24,758
                                                         --------------
                                                                 87,767
                                                         --------------
    Total Common Stocks
       (cost $15,225,274)                                     7,725,882
                                                         --------------
UNIT INVESTMENT TRUST(3) - 2.55%
  Nasdaq 100 Shares*                              9,238         233,260
                                                         --------------
    Total Unit Investment Trust
       (cost $255,586)                                          233,260
                                                         --------------

                                              PRINCIPAL           VALUE

                                                      -----------------

SHORT-TERM INVESTMENTS(3) - 12.44%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 4.27%                         $     391,076  $      391,076
                                                         --------------
U.S. TREASURY BILL - 8.17%
  (1.150% due 06/19/03)                         750,000         748,132
                                                         --------------
    Total Short-Term Investments
       (cost $1,139,208)                                      1,139,208
                                                         --------------
TOTAL INVESTMENTS - 99.39%
   (cost $16,620,068)(1)                                      9,098,350
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 10.31%                                           943,522
                                                         --------------
OTHER ASSETS AND LIABILITIES - (9.70%)                         (887,365)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $    9,154,507
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $16,713,084 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $376,838 and ($7,991,573.), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $1,143,520 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (06/03)                        9       $(53,455)
Nasdaq-100 Index Mini (06/03)                  12       $(12,170)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 94.02%
AUSTRALIA - 4.73%
  Alumina Ltd                                     3,735  $        9,231
  Amcor Limited                                   2,600          12,742
  AMP Ltd                                         3,880          16,460
  Australia & New Zealand Bank Group              4,800          52,009
  BHP Billiton Ltd                               11,938          66,947
  BHP Steel Ltd                                   2,527           4,932
  Brambles Industries Limited                     3,259           8,978
  Coca-Cola Amatil Ltd                            1,315           4,490
  Coles Myer Limited                              3,593          13,462
  Commonwealth Bank of Australia                  4,276          67,313
  CSL Limited                                       606           5,720
  CSR Limited                                     3,200           3,094
  Deutsche Office Trust                           3,900           2,710
  Foster's Brewing Group Limited                  6,562          17,567
  Gandel Retail Trust                             3,000           2,502
  General Property Trust                          6,063          10,955
  Goodman Fielder Limited                         3,900           3,842
  Harvey Norman Holdings Ltd                      1,800           2,175
  Insurance Australia Group Ltd                   4,200           7,360
  Lend Lease Corporation Limited                  1,425           8,009
  M.I.M. Holdings Ltd                             6,400           5,801
  Macquarie Bank Limited                            700          10,448
  Macquarie Infrastructure Group                  6,100          11,575
  National Australia Bank                         5,035          97,213
  News Corporation Limited                        4,675          30,426
  News Corporation Ltd.                           6,157          33,486
  QBE Insurance Group Ltd                         1,954           9,907
  Rinker Group Ltd*                               3,200           9,533
  Rio Tinto Limited                                 994          18,639
  Santos Limited                                  2,066           7,316
  Southcorp Ltd                                   2,044           4,014
  Stockland Trust Group                           2,748           8,253
  Sumcorp Metway Limited                          1,800          11,062
  TABCORP Holdings Limited                          479           2,895
  Telstra Corporation Limited                     6,355          15,630
  Wesfarmers Limited                              1,249          16,764
  Westfield Holdings                              1,400          11,489
  Westfield Trust                                 6,453          13,298
  Westpac Banking Corp                            5,673          51,697
  WMC Limited*                                    3,735           8,261
  Wolters Kluwer                                    982          11,037
  Woodside Petroleum Limited*                     1,600          10,539
  Woolworths Limited                              3,337          24,663
                                                         --------------
                                                                744,444
                                                         --------------
AUSTRIA - 0.19%
  OMV AG*                                           277          29,919
                                                         --------------
BELGIUM - 1.01%
  Delhaize-Le Lion*                                 353           6,371
  Dexia*                                          2,200          20,046
  Electrabel*                                       142          34,245
  Fortis (B)*                                     3,357          43,666
  Groupe Bruxelles Lambert*                         435          15,665
  KBC Bancassurance Holding*                        312           9,468
  Solvay SA                                         375          23,182
                                                 SHARES           VALUE

                                                     ------------------
BELGIUM - 1.01% (CONTINUED)
  UCB S.A.*                                         245  $        5,312
                                                         --------------
                                                                157,955
                                                         --------------
DENMARK - 1.01%
  Dampskibsselskabet af 1912*                         4          31,151
  Dampskibsselskabet Svenborg*                        3          34,251
  Danisco A/S*                                      300           9,720
  Danske Bank A/S                                 2,000          33,355
  Novo-Nordisk A/S                                1,000          32,988
  Tele Danmark A/S*                                 400           9,433
  Vestas Wind Systems A/S*                          300           2,270
  William Demant Holding*                           300           6,238
                                                         --------------
                                                                159,406
                                                         --------------
FINLAND - 1.68%
  Kone Oyj                                          100           3,055
  Nokia Oyj                                      15,310         211,507
  Sampo Oyj*                                        900           5,500
  Stora Enso Oyj                                  2,300          21,208
  UMP-Kymmene Oyj                                 1,800          23,276
                                                         --------------
                                                                264,546
                                                         --------------
FRANCE - 9.11%
  Accor SA*                                         636          17,573
  Alcatel SA*                                     3,780          25,863
  Arcelor*                                          974           8,567
  Aventis SA*                                     2,146          94,209
  Axa*                                            4,704          55,540
  BNP Paribas*                                    2,764         110,693
  Bouygues*                                         449           9,035
  Cap Gemini SA*                                    355           9,410
  Carrefour Supermarche*                          1,692          64,087
  Casino Guichard Perrachon*                        274          17,342
  Cie de Saint-Gobain*                              992          27,420
  Dassault Systemes SA*                             342           7,546
  Essilor International*                            520          20,195
  France Telecom*                                 2,356          28,653
  Groupe Danone*                                    406          51,259
  Lafarge SA*                                       333          18,641
  Lagardere S.C.A.*                                 420          14,391
  L'Air liquide*                                    308          40,869
  L'OREAL*                                        1,047          63,410
  LVMH Moet Hennessy Louis Vuitton                  729          28,765
  Michelin (C.G.D.E.)*                              538          14,794
  Pechiney SA*                                      346           8,435
  Pernod-Ricard                                     367          31,278
  Peugeot SA*                                       546          21,354
  Pinault-Printemps-Redoute*                        321          16,512
  Publicis Groupe*                                  500           8,490
  Renault SA*                                       500          16,543
  Sagem SA*                                         128           8,590
  Sanofi-Synthelabo SA*                           1,391          69,990
  Schneider Electric SA*                            469          21,956
  Societe Generale*                               1,181          60,983
  Sodexho Alliance SA                               464           9,534
  STMicroelectronics N.V.*                        1,970          37,298
  Suez Lyonnaise des Eaux*                        2,865          33,296
  Technip - Coflexip SA*                             43           2,944
  Television Francaise*                             400           9,114
  The Thales Company*                               187           4,297
  Thomson Mulitmedia*                               500           5,609

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FRANCE - 9.11% (CONTINUED)
  Total FinaElf SA*                               2,111  $      267,215
  Unaxis Holdings AG-R*                             100           6,560
  Valeo SA                                          327           7,212
  Vinci*                                            285          16,638
  Vivendi Universal*                              3,077          40,897
                                                         --------------
                                                              1,433,007
                                                         --------------
GERMANY - 5.68%
  Adidas-Salomon AG*                                200          17,569
  Allianz AG*                                       715          35,968
  BASF AG*                                        1,800          67,176
  Bayer AG*                                       2,400          32,868
  Bayer Hypo-Vereinsbank*                         1,200           9,035
  Beiersdorf AG*                                    300          33,392
  DaimlerChrysler AG*                             2,700          79,256
  Deutsche Bank AG*                               1,700          71,606
  Deutsche Post AG*                               1,300          12,810
  Deutsche Telekom*                               6,110          67,407
  E.ON AG*                                        1,900          78,372
  Epcos AG*                                         200           2,379
  Fresenius Medical Care AG*                        300          15,088
  Gehe AG*                                          100           3,677
  Gruppo Editoriale L'Espresso*                     600           2,049
  Heidelberger Zement AG*                           300           8,544
  Infineon Technologies*                          1,200           8,079
  KarstadtQuelle AG*                                100           1,266
  Linde AG*                                         500          15,823
  Lufthansa*                                        700           6,157
  Merck Kgaa                                        200           4,889
  Metro AG*                                         500          10,585
  Muenchener Rueckversicherungs AG*                 510          29,607
  Prosieben SAT. I Media AG*                        200           1,189
  Qiagen N.V.*                                      500           2,892
  RWE AG*                                         1,200          26,818
  SAP AG*                                           900          67,765
  Schering AG*                                      600          24,356
  Siemens AG                                      2,595         106,473
  ThyssenKrupp AG                                 1,100           8,763
  TUI AG*                                           400           3,776
  Volkswagen AG*                                    900          28,727
  Volkswagen AG - Preferred*                        400           9,537
                                                         --------------
                                                                893,898
                                                         --------------
HONG KONG - 1.57%
  Bank of East Asia                               4,400           8,067
  Cathay Pacific Airways*                         3,200           3,898
  Cheung Kong Holdings                            5,000          27,630
  Cheung Kong Infrastructure*                     1,500           2,827
  China Light & Power Holding                     5,800          23,871
  Esprit Holdings Limited                         1,700           3,193
  Giordano International Ltd*                     4,000           1,231
  Hang Lung Properties Ltd                        3,700           3,510
  Hang Seng Bank                                  2,600          26,502
  Henderson Land Development                      2,000           4,988
  Hong Kong & China Gas                          11,930          14,684
  Hong Kong Electric Holdings*                    4,500          17,943
  Hong Kong Exchanges & Clearing*                 3,400           3,618
  Hutchison Whampoa*                              6,900          37,422
  Hysan Development*                              2,000           1,385
  Johnson Electric Holdings                       4,700           5,152
  Li & Fung Ltd.*                                 5,100           5,362
                                                 SHARES           VALUE

                                                     ------------------
HONG KONG - 1.57% (CONTINUED)
  MTR Corporation                                 4,300  $        4,604
  New World Development                           4,476           1,570
  Pacific Century CyberWorks Ltd*                 5,400           3,046
  Shangri-La Asia Ltd.*                           3,200           2,092
  Sino Land Co                                    5,000           1,394
  South China Morning Post                        3,400           1,231
  Sun Hung Kai Properties Ltd                     4,000          19,181
  Swire Pacific Ltd.*                             3,000          11,847
  Television Broadcasts Ltd.*                     1,000           3,077
  Wharf Holdings Ltd                              3,900           7,751
                                                         --------------
                                                                247,076
                                                         --------------
ITALY - 3.95%
  Alitalia*                                       2,600             596
  Alleanza Assicurazioni*                         1,600          12,012
  Assicurazioni Generali*                         3,500          72,108
  Autogrill SpA*                                    400           3,143
  Autostrade Concessioni e Costruzioni
     Autostrade SpA*                              2,800          32,143
  Banca Intesa SpA*                              11,400          25,378
  Banca Monte Dei Paschi Siena*                   2,700           6,114
  Banca Nazionale Lavoro*                         5,100           6,433
  Bank Of Ireland*                                3,400          36,026
  Benetton Group SpA*                               200           1,421
  Bulgari SpA*                                      450           1,866
  Capitalia SpA*                                  4,118           5,797
  Enel SpA*                                       6,800          38,808
  ENI-Ente Nazionale Idrocarburi SpA*             9,050         120,877
  Fiat SpA*                                         800           4,915
  Fineco SpA*                                     4,400           1,642
  Irish Life & Permanent*                         1,000          10,367
  Luxottica Group SpA                               500           5,352
  Mediaset SpA*                                   2,000          15,190
  Mediobanca SpA                                  1,450          11,440
  Parmalat Finanziaria SpA*                       1,300           2,596
  Pirelli SpA*                                    3,300           2,607
  Riunione Adriatica di Sicurta SpA*              1,200          14,915
  San Paolo-IMI SpA                               2,900          19,715
  Seat-Pagine Gialle SpA*                        16,200          10,412
  Telecom Italia SpA                              6,900          47,586
  Telecom Italia SpA-RNC                          6,000          25,273
  TIM SpA                                        11,050          45,097
  Tiscali SpA*                                      538           2,149
  Unicredito Italiano SpA*                       10,500          39,988
                                                         --------------
                                                                621,966
                                                         --------------
JAPAN - 19.25%
  Acom Co Ltd                                       400          10,457
  Advantest Corp.                                   300          10,676
  Aeon Co. Ltd.                                     700          14,020
  Ajinomoto Co Inc                                2,000          20,560
  All Nipon Airways Co.*                          2,000           3,711
  Asahi Breweries Ltd.                            2,000          12,667
  Asahi Glass Co Ltd                              3,000          16,090
  Asahi Kasei Corp                                4,000          10,423
  Bank of Yokohama Ltd                            3,000           9,361
  Bridgestone Corp                                2,000          23,495
  Canon Inc                                       3,000         104,740
  Central Japan Railway Co                            6          35,875
  Chubu Electric Power Co.                        2,100          37,367
  Chugai Pharmaceutical Co Ltd                    1,000          10,111
  Credit Saison Co                                  400           6,898

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 19.25% (CONTINUED)
  Dai Nippon Printing Co. Ltd.                    2,000  $       19,126
  Daiichi Pharmaceutical Co Ltd                   1,000          13,392
  Daikin Industries Ltd                           1,000          16,436
  Daiwa House                                     1,000           5,760
  Daiwa Securities Group Inc                      4,000          16,428
  Denso Corp                                      1,600          23,370
  East Japan Railway Company                         11          48,052
  Eisai Co Ltd                                    1,000          18,426
  Fanuc                                             400          17,339
  Fuji Photo Film Company Ltd.                    2,000          61,393
  Fujisawa Pharmaceutical Co.                     1,000          20,113
  Fujitsu Limited*                                5,000          13,493
  Furukawa Electric Co Ltd                        2,000           4,166
  Hirose Electric                                   200          13,122
  Hitachi Ltd                                    10,000          34,829
  Hitachi Zosen Corp*                             1,500             683
  Honda Motor Co Ltd                              2,200          73,284
  Hoya Corporation                                  400          24,119
  Ishikawajima-Harima                             4,000           3,812
  Itochu Corp                                     4,000           9,715
  Ito-Yokado Co Ltd                               1,000          26,986
  Japan Air Lines Company Ltd                     2,000           3,862
  Japan Tobacco Inc                                   6          35,773
  JFE Holdings Inc.                               1,550          18,975
  Kaneka Corp                                     1,000           4,697
  Kansai Electric Power Co                        2,200          33,247
  Kao Corp                                        2,000          40,395
  Kawasaki Heavy Ltd                              4,000           3,340
  Keio Electric Railway                           2,000           9,563
  Kinki Nippon Railway Co Ltd*                    5,000          11,722
  Kirin Brewery Co. Ltd.                          3,000          22,441
  Komatsu Ltd                                     3,000          11,031
  Konami Corp                                       400           5,853
  Konica Corporation                              1,000           7,919
  Kubota Corp.                                    3,000           7,539
  Kuraray Co Ltd                                  1,000           5,861
  Kyocera Corp                                      500          24,793
  Kyushu Electric Power                           1,300          18,966
  Marubeni Corp                                   4,000           3,744
  Marui Co                                        1,000           8,408
  Matsushita Electric Industrial Co Ltd           6,000          51,257
  Matsushita Electric Works                       1,000           5,212
  Millea Holdings                                     4          24,827
  Minebea Co., Ltd.                               1,000           3,280
  Mitsubishi Chemical Corp*                       6,000          10,626
  Mitsubishi Corp                                 4,000          24,692
  Mitsubishi Electric Corp                        5,000          13,788
  Mitsubishi Estate Co Ltd                        3,000          18,469
  Mitsubishi Heavy Industries Ltd                10,000          23,950
  Mitsubishi Materials Corp*                      3,000           2,834
  Mitsubishi Tokyo Financial                         16          60,719
  Mitsui & Co Ltd                                 4,000          19,362
  Mitsui Fudosan Co Ltd                           2,000          11,469
  Mitsui Mining & Smelting Co Ltd                 2,000           4,959
  Mitsui Osk Lines Ltd                            2,000           4,790
  Mitsui Pertochemical                            2,000           7,860
  Mitsui Sumitomo Insurance Co                    4,000          17,136
  Mizuho Holding Inc*                                26          21,225
  Murata Manufacturing Co. Ltd                      700          27,155
  NEC Corporation*                                5,000          16,487
  Nikko Cordial Corp                              4,000          10,963
                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 19.25% (CONTINUED)
  Nikon Corp*                                     1,000  $        6,974
  Nintendo Co Ltd                                   400          32,383
  Nippon Express Co Ltd                           3,000          12,043
  Nippon Mining Holdings Inc.                     1,500           3,061
  Nippon Oil Corp                                 5,000          21,041
  Nippon Steel Corp                              17,000          20,358
  Nippon Telegraph & Telephone Corp.                 36         122,348
  Nippon Unipac Holding                               3          11,182
  Nippon Yusen Kabushiki Kaisha                   3,000          10,373
  Nissan Motor Co Ltd                             8,000          53,297
  Nitto Denko Corp                                  600          16,040
  Nomura Holdings Inc.                            6,000          62,490
  OJI Paper Co Ltd                                3,000          12,093
  Olympus Optical Co Ltd                          1,000          15,509
  Omron Corporation                               1,000          15,981
  Oriental Land Co Ltd                              300          13,940
  Orix Corp                                         200          10,288
  Osaka Gas Co Ltd                                7,000          18,477
  Pioneer Corp                                      500          10,394
  Promise Co Ltd                                    400          11,132
  Resona Holding Inc*                            13,000           6,249
  Ricom Company Limited                           2,000          31,253
  Rohm Company Limited                              300          32,510
  Sankyo Co. Ltd.                                 1,000          13,240
  Sanyo Electric Co Ltd                           5,000          13,662
  Secom                                             500          12,818
  Sega Enterprises*                                 300           1,698
  Sekisui House Ltd                               2,000          14,252
  Seven Eleven                                    1,000          26,396
  Sharp Corporation                               3,000          29,600
  Shin-Etsu Chemical Co Ltd                       1,000          30,950
  Shionogi & Co Ltd                               1,000          13,544
  Shiseido Co Ltd                                 1,000           9,799
  Shizuoka Bank Ltd.                              2,000          12,903
  Showa Denko KK                                  3,000           3,871
  SMC Corporation                                   200          15,652
  Softbank Corp                                     600           6,983
  Sompo Japan Insurance                           2,000           9,344
  Sony Corporation                                3,000         106,257
  Sumitomo Chemical Co Ltd.                       4,000          13,527
  Sumitomo Corp                                   2,000           9,057
  Sumitomo Electric Industries Ltd                2,000          12,481
  Sumitomo Metal Industries                      10,000           4,554
  Sumitomo Metal Mining                           1,000           3,137
  Sumitomo Mitsui Financial                          12          21,454
  Sumitomo Trust and Banking                      3,000           8,096
  Taise Corp                                      3,000           5,616
  Taisho Pharmaceutical Co Ltd                    1,000          14,244
  Takara Holdings Inc.                            1,000           4,723
  Takeda Chemical Industries Ltd                  3,000         112,076
  Takefuji Corp                                     200           9,529
  TDK Corp                                          400          15,281
  Teijin Limited                                  3,000           6,730
  Terumo Corporation                                800          11,530
  Tobu Railway Co Ltd                             3,000           8,298
  Tohoku Electric Power                           1,500          21,757
  Tokyo Electric Power Co                         3,900          74,494
  Tokyo Electron Limited                            500          19,565
  Tokyo Gas Co Ltd                                8,000          24,827
  Tokyu Corporation                               3,000           8,855
  Tonengeneral Sekiyu                             1,000           6,215

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
JAPAN - 19.25% (CONTINUED)
  Toppan Printing Co. Ltd.                        2,000  $       12,700
  Toray Industries Inc                            4,000           8,872
  Toshiba Corporation                             9,000          23,756
  Tostem Corp                                     1,000          10,617
  Toyota Industries Corporation                     500           7,400
  Toyota Motor Corporation                        7,600         168,882
  Trend Micro                                       500           7,021
  UFJ Holdings Inc.                                   4           3,980
  Uni-Charm Corporation                             300          11,790
  Yamanouchi Pharmaceutical Co Ltd                1,000          26,058
  Yamato Transport Co Ltd                         1,000          11,275
                                                         --------------
                                                              3,028,466
                                                         --------------
NETHERLANDS - 5.26%
  ABN Amro Holding NV*                            4,700          68,725
  Aegon NV*                                       3,136          23,544
  Akzo Nobel NV                                     886          17,616
  ASML Lithography Holding NV*                    1,562          10,142
  Heineken NV*                                      765          28,374
  Inditex*                                          700          13,589
  ING Groep NV*                                   5,494          63,489
  Interbrew*                                        462           9,357
  Koninklijke Ahold NV*                           2,030           6,756
  Koninklijke KPN NV*                             5,047          32,384
  Koninklijke Numico NV*                            600           3,778
  Nordea AB*                                      7,200          31,758
  OCE NV*                                           233           1,836
  Philips Electronics NV                          4,238          66,548
  Reed Elsevier NV*                               2,102          21,171
  Royal Dutch Petroleum Company*                  6,864         279,459
  TNT Post Group NV*                              1,102          16,787
  Unilever NV                                     1,879         111,850
  Unv-Ver Ned Uitgev Ver Bezit*                     800          20,323
                                                         --------------
                                                                827,486
                                                         --------------
NEW ZEALAND - 0.09%
  Carter Holt Harvey Ltd                          3,000           2,959
  Fletcher Challenge Forests*                       960             559
  Fletcher Forestry*                                600             342
  Telecom Corporation of New Zealand
     Limited                                      4,300          10,771
                                                         --------------
                                                                 14,631
                                                         --------------
NORWAY - 0.31%
  Den Norske Bank*                                1,300           5,141
  Norsk Hydro ASA*                                  500          18,879
  Orkla ASA*                                        600           8,930
  Statoil ASA*                                    1,500          11,679
  Telenor ASA*                                      500           1,605
  Tomra Systems ASA*                                700           3,019
                                                         --------------
                                                                 49,253
                                                         --------------
PORTUGAL - 0.33%
  Banco Comercial Portugues                       4,921           6,712
  Banco Espirito Santo SA*                          375           4,911
  BPI-SGPS SA*                                    1,183           2,866
  Brisa-Auto Estradas de Portugal SA*             1,012           5,411
  Cimpor Cimentos de Portugal SA*                    74           1,324
  Electricidade de Portugal SA*                   5,803           9,942
  Portugal Telecom SGPS SA*                       2,732          18,931
  Sonae SGPS SA*                                  3,443           1,390
                                                         --------------
                                                                 51,487
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
SINGAPORE - 0.73%
  Allgreen Properties Ltd*                        1,400  $          658
  CapitaLand Limited*                             3,400           2,003
  Chartered Semiconductor Manufacturing
     Limited*                                     1,900             678
  City Developments Ltd.*                         1,400           2,808
  DBS Group Holdings Ltd*                         3,500          18,243
  Haw Par Corp Ltd*                                 163             303
  Keppel Corp.*                                   1,700           4,045
  Neptune Orient Lines Ltd*                       2,700           1,606
  Oversea-Chinese Banking Corp                    3,000          16,061
  Sembcorp Industries Limited*                    3,000           1,853
  Sembcorp Marine Ltd*                            1,600             852
  Singapore Airlines Ltd.                         2,000           9,914
  Singapore Exchange Ltd                          2,400           1,700
  Singapore Press Holdings                        1,000          10,084
  Singapore Technologies Engineering
     Ltd*                                         4,200           4,235
  Singapore Telecommunications*                  19,000          14,424
  Smrt Corporation Ltd                            2,000             589
  St Assemble Test Services*                        800             526
  UTD Overseas Bank*                              4,000          23,341
                                                         --------------
                                                                113,923
                                                         --------------
SPAIN - 3.05%
  Acesa Infraestrucutras SA                         375           4,837
  Altadis SA                                        940          22,915
  Banco Bilbao Vizcaya Argentaria SA              9,770          81,346
  Banco Santander Central Hispano SA             13,798          88,082
  Endesa SA                                       3,139          38,193
  Fomento de Construcciones Y Contratas
     SA                                             128           3,211
  Gas Natural SDG SA                                507           8,454
  Grupo Dragados SA                                 519           9,645
  Iberdrola SA                                    2,611          42,538
  Repsol YPF SA                                   3,091          44,591
  SOL Melia SA*                                     235             759
  Telefonica SA*                                 13,376         125,090
  Union Electrica Fenosa SA*                        829          10,539
                                                         --------------
                                                                480,200
                                                         --------------
SWEDEN - 1.85%
  Assa Abloy AB                                     900           7,377
  Atlas Copco AB*                                   400           7,902
  Electrolux AB*                                  1,100          17,449
  Ericsson Lm-B Shares*                          23,900          14,939
  Hennes & Mauritz AB*                            1,600          33,589
  Sandvik AB*                                       700          15,768
  Securitas AB*                                   1,000           9,435
  Skandia Forsakrings AB*                         3,000           6,263
  Skandinaviska Enskilda Banken (SEB)*            1,600          13,870
  Skanska AB*                                     1,300           5,933
  Svenska Cellulosa AB*                             600          18,929
  Svenska Handelsbanken*                          2,000          28,187
  Swedish Match AB*                               1,400          10,402
  Swisscom*                                         220          67,641
  Tele2 AB*                                         225           6,807
  Telia AB*                                       2,600           7,451
  Volvo AB Class A*                                 400           6,770
  Volvo AB Class B*                                 700          12,425
                                                         --------------
                                                                291,137
                                                         --------------
SWITZERLAND - 7.36%
  ABB Ltd.                                        3,100           7,272
  Adecco SA*                                        600          16,672

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
SWITZERLAND - 7.36% (CONTINUED)
  Centerpulse*                                       40  $        8,554
  CIE Financ Richemont                            1,800          24,575
  Clariant AG*                                      500           4,551
  Credit Suisse Group*                            3,400          59,124
  Holcim Ltd B*                                     100          16,520
  Kudelski SA*                                      170           2,063
  Nestle SA*                                      1,290         255,346
  Novartis                                        8,880         328,877
  Roche Holding AG*                               2,400         143,673
  Roche Holding AG-Bearer Shares*                   400          36,999
  Sulzer AG*                                         20           2,453
  Swatch Group AG*                                  200           3,411
  Swatch Group AG Class B*                          100           8,288
  Swiss Re*                                         800          39,248
  UBS AG*                                         4,265         181,469
  Zurich Financial Services AG*                     223          18,977
                                                         --------------
                                                              1,158,072
                                                         --------------
UNITED KINGDOM - 26.86%
  3I Group Plc                                    2,113          13,912
  Aegis Group Plc*                                3,800           3,274
  Allied Irish Banks Plc                          3,000          41,412
  Alstom*                                           700           1,077
  Amersham Plc                                    2,232          14,501
  Amvescap Plc*                                   2,103           9,308
  ARM Holdings Plc*                               3,519           2,851
  AstraZeneca Plc                                 5,573         190,025
  Aviva Plc                                       7,313          40,692
  BAA Plc                                         3,648          27,103
  BAE Systems Plc                                 9,848          17,436
  Barclays Plc                                   21,464         123,844
  BBA Group Plc                                   1,563           4,200
  BG Group Plc                                   11,345          43,086
  Billiton Plc                                    7,556          37,864
  BOC Group Plc                                   1,672          20,008
  Boots Co. Plc                                   2,894          24,269
  BP Amoco Plc                                   72,402         459,237
  BPB Plc                                         1,700           7,242
  Brambles Industries Plc                         2,333           5,606
  British Airways Plc*                            1,870           3,074
  British American Tobacco Plc                    5,298          49,538
  British Land Company Plc                        1,713          11,123
  British SKY Broadcasting Plc*                   2,907          28,790
  BT Group Plc                                   27,133          67,339
  Bunzl Plc                                       1,600           9,712
  Cable & Wireless Plc                            6,500           7,090
  Cadbury Schweppes Plc*                          6,625          35,083
  Canary Wharf Group Plc                          1,709           3,917
  Capita Group Plc*                               2,305           8,617
  Carlton Communications Plc                      2,171           3,037
  Celltech Group Plc*                               865           3,644
  Centrica Plc                                   13,602          31,016
  Compass Group Plc                               7,222          30,853
  Corus Group Plc*                               10,059           1,038
  CRH Plc*                                        1,831          26,174
  Daily Mail & Gen Trust A                        1,000           7,311
  Diageo Plc                                     10,740         110,184
  Dixons Group Plc                                6,260           8,461
  Elan Corporation Plc*                           1,200           3,405
  Electrocomponents Plc                           1,419           5,765
  European Aeronautic Defense*                    1,000           7,529
                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 26.86% (CONTINUED)
  Exel Plc*                                       1,205  $       10,715
  GKN Plc                                         2,333           5,938
  GlaxoSmithKline Plc                            19,777         347,958
  Granada Plc                                     8,922           8,039
  GUS Plc                                         3,472          26,729
  Hammerson Plc                                   1,000           6,797
  Hanson Plc*                                     2,407          11,729
  Hays Plc                                        5,264           6,449
  HBOS Plc                                       12,052         123,740
  Hilton Group Plc                                5,058          11,014
  HSBC Holdings Plc                              30,160         309,419
  Imperial Chemical Industries Plc                4,039           5,874
  Imperial Tabacco                                2,400          38,128
  Invensys Plc                                   11,237           1,865
  Johnson Matthey Plc                               880          10,252
  Kingfisher Plc                                  4,453          16,190
  Land Securities Plc                             1,448          16,767
  Legal & General Group Plc*                     16,656          18,299
  Lloyds TSB Group Plc                           17,889          91,057
  Logicagmg Plc                                   2,234           3,214
  Man Group Plc                                     800          12,286
  Marconi Plc*                                    9,012             249
  Marks & Spencer Plc                             7,454          33,228
  Misys Plc                                       1,882           4,500
  MM02 Plc*                                      18,833          61,537
  National Power Plc*                             3,812           5,077
  Next Plc                                        1,100          14,763
  P&O Princess Cruises Plc                        2,383          15,567
  Pearson Plc                                     2,776          21,085
  Peninsular & Orient Steam Navigation            2,312           6,542
  Pilkington                                      3,400           2,647
  Provident Financial Plc*                          880           7,714
  Prudential Plc                                  6,441          31,411
  Rank Group Plc*                                 2,000           7,430
  Rechitt Benckiser Plc                           1,700          27,868
  Reed Elsevier Plc*                              4,045          28,902
  Rentokil Initial Plc*                           6,176          16,963
  Reuters Group Plc                               4,638           7,442
  Rexam Plc                                       1,500           8,370
  Rio Tinto Plc Reg                               3,647          67,970
  RMC Group Plc                                     935           5,262
  Rolls Royce Plc                                 2,200           2,460
  Royal Bank of Scotland Group Plc                8,805         198,342
  Royal Sun Alliance Ins. Group*                  4,600           4,963
  RT Group Plc                                    1,638           1,372
  Ryanair Holdings Plc*                           1,300           8,781
  Safeway Plc                                     3,400          14,014
  Sage Group Plc                                  4,000           7,272
  Sainsbury (J) Plc                               4,686          16,297
  Schroders Plc                                     398           3,116
  Scot & Newcastle                                2,400          12,852
  Scottish & Southern Energy                      2,900          29,156
  Scottish Power Plc                              5,931          35,252
  Severn Trent Plc                                1,200          13,582
  Shell Transport & Trading Co*                  31,400         189,859
  Signet Group Plc                                5,500           6,499
  Six Continents Plc                              2,996          28,534
  Slough Estates Plc*                             1,464           7,116
  Smith & Nephew Plc                              2,961          18,114
  Smiths Group Plc                                1,787          18,079
  Stagecoach Holdings Plc                         3,600           2,419

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UNITED KINGDOM - 26.86% (CONTINUED)
  Syngenta AG*                                      400  $       18,233
  Tate & Lyle                                     1,300           6,144
  Tesco Plc                                      22,588          63,647
  Thorn Emi Ord 25P                               2,532           3,572
  Unilever Plc                                    8,898          82,425
  United Business Media Plc                       1,100           3,772
  United Utilities Plc                            1,927          17,850
  Vodafone Group Plc                            197,641         353,042
  Whitbread Plc                                   1,000           8,283
  Wolseley Plc                                    2,013          16,292
  WPP Group Plc*                                  3,681          19,842
  Yorshire Water Plc                              1,300           8,415
                                                         --------------
                                                              4,226,229
                                                         --------------
    Total Common Stocks
       (cost $23,971,341)                                    14,793,101
                                                         --------------

UNIT INVESTMENT TRUST - 4.89%
  iShares MSCI Eafe Index Fund                    8,420         762,852
  iShares MSCI United Kingdom Index Fund            520           5,855
                                                         --------------
    Total Unit Investment Trust
       (cost $837,488)                                          768,707
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS - 0.43%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 0.43%                                     68,227  $       68,227
                                                         --------------
    Total Short-Term Investments
       (cost $68,227)                                            68,227
                                                         --------------
TOTAL INVESTMENTS - 99.34%
   (cost $24,877,056)(1)                                     15,630,035
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 10.33%                                         1,625,727
                                                         --------------
OTHER ASSETS AND LIABILITIES - (9.67%)                       (1,521,297)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   15,734,465
                                                         ==============


-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $24,896,448 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $266,013 and ($9,532,426), respectively.
(2) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                                 SHARES           VALUE

                                                      -----------------
COMMON STOCKS - 94.99%
CONSUMER DISCRETIONARY - 19.47%
  American Greetings*                               104  $        7,325
  AOL Time Warner Inc.*                              52           3,573
  AutoNation, Inc.*                                  31             590
  AutoZone Inc.*                                    640           9,254
  Bed Bath & Beyond Inc.*                           193           3,538
  Best Buy Co., Inc.*                               387          11,324
  Big Lots, Inc.*                                    61           1,525
  Black & Decker Corp.                               79             661
  Brunswick Corp.                                   786          13,378
  Carnival Corp.                                    180           3,780
  Centex Corp.                                      243          13,229
  Circuit City Group                                211           9,592
  Clear Channel Communications*                      50           1,613
  Comcast Corporation*                               57           1,573
  Cooper Tire & Rubber                              302          16,187
  Costco Wholesale Corporation*                   2,171          75,876
  Dana Corp.                                         54           1,697
  Darden Restaurants                                 36             708
  Delphi Corporation                                 85           1,738
  Dillard Inc.                                      284           9,420
  Dollar General                                    507          16,848
  Dow Jones & Co.                                   781          52,202
  Eastman Kodak                                      93           2,572
  eBay Inc.*                                         66           2,315
  Family Dollar Stores                              101           1,878
  Federated Department Stores*                       63           2,424
  Ford Motor                                        556           8,368
  Fortune Brands, Inc.                              317          11,222
  Gannett Co.                                        69           3,190
  Gap (The)                                         346          13,269
  General Motors                                    119           5,043
  Genuine Parts                                     150           4,071
  Goodyear Tire & Rubber                             64           7,099
  Harley-Davidson                                    45           1,611
  Harrah's Entertainment*                           395           5,573
  Hasbro Inc.                                        78           2,051
  Hilton Hotels                                      35           1,497
  Home Depot                                        564          21,212
  International Game Technology*                    104           3,582
  Interpublic Group                                 112           3,433
  Johnson Controls                                  134           4,851
  Jones Apparel Group*                              139           5,749
  KB Home                                            53             509
  Knight-Ridder Inc.                                547          24,681
  Kohl's Corp.*                                   1,107          60,641
  Leggett & Platt                                   557          24,118
  Limited Brands, Inc.                               68           3,315
  Liz Claiborne, Inc.                               131          12,009
  Lowe's Cos.                                        65           3,161
  Marriott International                            322           8,069
  Mattel, Inc.                                      134           6,593
  May Dept. Stores                                   67           2,204
  Maytag Corp.                                      168           1,579
  McDonald's Corp.                                   24             418
  McGraw-Hill                                        69           1,968
  Meredith Corp.                                     29           2,029
  New York Times                                     23              67
                                                 SHARES           VALUE

                                                      -----------------
CONSUMER DISCRETIONARY - 19.47%
(CONTINUED)
  Newell Rubbermaid Co.                              25  $          615
  NIKE Inc.                                          46             920
  Nordstrom                                         160           4,395
  Office Depot*                                      58           1,593
  Omnicom Group                                      24             340
  Penney (J.C.)                                     127           1,796
  Pulte Homes, Inc.                                 830          65,097
  RadioShack Corp                                   129           3,982
  Reebok International*                           1,631           2,398
  Sears, Roebuck & Co.                              314             948
  Sherwin-Williams                                  130           2,769
  Snap-On Inc.                                      168             973
  Stanley Works                                     315           2,741
  Staples, Inc.*                                    131           3,067
  Starbucks Corporation*                            210           5,043
  Starwood Hotels & Resorts                         110           4,557
  Target Corp.                                      171           5,780
  Tiffany & Co.                                      34           1,364
  TJX Companies Inc.                                 17             377
  TMP Worldwide Inc.*                                38             331
  Toys R Us, Inc.*                                   20             748
  Tribune Co.                                        41           1,239
  Tupperware Corp.                                   92           4,400
  Univision Communications*                         323           3,795
  V.F. Corp.                                        198             717
  Viacom Inc.                                       134           3,062
  Visteon Corp.                                     111             366
  Wal-Mart Stores                                    48             212
  Walt Disney Co.                                    41           2,071
  Wendy's International                             191           1,156
  Whirlpool Corp.                                   109           5,495
  Yum! Brands, Inc*                                  37           1,230
                                                         --------------
                                                                651,579
                                                         --------------
CONSUMER STAPLES - 9.42%
  Alberto-Culver                                    243           8,243
  Albertson's                                       931          26,617
  Altria Group, Inc.                                131           3,878
  Anheuser-Busch                                     28           2,293
  Archer-Daniels-Midland                            352          14,369
  Avon Products                                      68           2,934
  Brown-Forman Corp.                              1,626          84,601
  Campbell Soup                                     185           1,998
  Clorox Co.                                        191           3,616
  Coca Cola Co.                                     321           6,003
  Coca-Cola Enterprises                              57             884
  Colgate-Palmolive                                 269           6,843
  ConAgra Foods, Inc.                                56           3,436
  Coors (Adolph)                                     53           2,556
  CVS Corp.                                         755          22,620
  General Mills                                      80           1,727
  Gillette Co.                                      250           7,313
  Heinz (H.J.)                                      547          18,636
  Hershey Foods                                     612          27,532
  Kellogg Co.                                       117           1,826
  Kimberly-Clark                                     39             750
  Kroger Co.*                                        19             621
  McCormick & Co.                                    65             858
  Pepsi Bottling Group                               50             763
  PepsiCo Inc.                                      115             235
  Procter & Gamble                                   75           4,398

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
CONSUMER STAPLES - 9.42% (CONTINUED)
  RJ Reynolds Tobacco                                32  $          950
  Safeway Inc.*                                   2,242          24,323
  Sara Lee Corp.                                     58             345
  Supervalu Inc.                                    469          18,225
  Sysco Corp.                                        53             904
  UST Inc.                                          129           5,774
  Walgreen Co.                                       78           3,001
  Winn-Dixie                                         74           4,361
  Wrigley (Wm) Jr.                                   45           2,025
                                                         --------------
                                                                315,458
                                                         --------------
ENERGY - 4.56%
  Amerada Hess                                       75           2,316
  Anadarko Petroleum                                 69             958
  Apache Corp.                                       40           1,097
  Ashland Inc.                                      113           3,595
  Baker Hughes                                      105           1,242
  BJ Services*                                      121           6,222
  Burlington Resources                               30           1,471
  ChevronTexaco Corp.                               138           3,291
  ConocoPhillips                                    100           2,993
  Devon Energy Corp.                                214           6,859
  EOG Resources                                      80           2,401
  Exxon Mobil Corp.                                 200          13,616
  Halliburton Co.                                   118           2,111
  Kerr-McGee                                      1,280          74,073
  Marathon Oil Corp.                                258           7,944
  Nabors Industries Ltd.*                            50             532
  Noble Corporation*                                107           1,910
  Occidental Petroleum                              315           4,523
  Rowan Cos.                                         69           1,176
  Schlumberger Ltd.                                 318          11,467
  Sunoco., Inc.                                      19             415
  Transocean Inc.                                   162             742
  Unocal Corp.                                      362           1,578
                                                         --------------
                                                                152,532
                                                         --------------
FINANCIALS - 12.32%
  ACE Limited                                        83           3,045
  AFLAC Corporation                               1,799          19,537
  Allstate Corp.                                     35             452
  Ambac Financial Group                             120          10,235
  American Express                                   63           2,701
  American International Group                      347           5,028
  AmSouth Bancorporation                             47           1,678
  Aon Corp.                                          36           2,608
  Apartment Investment & Management                  18             818
  Bank of America Corp.                              97           1,905
  Bank of New York                                   17             853
  Bank One Corp.                                     74           1,649
  BB&T Corporation                                  104           2,948
  Bear Stearns Cos.                                  23             569
  Capital One Financial                             111           6,333
  Charles Schwab                                    120             485
  Charter One Financial                              75           3,638
  Chubb Corp.                                       497          15,377
  Cincinnati Financial                               66           4,136
  Citigroup Inc.                                    108           1,936
  Comerica Inc.                                     359          10,583
  Countrywide Financial Corp.                       153           3,172
  Equity Office Properties                          408           9,743
                                                 SHARES           VALUE

                                                      -----------------
FINANCIALS - 12.32% (CONTINUED)
  Equity Residential                                204  $        6,714
  Fannie Mae                                         88           1,002
  Federal Home Loan Mtg.                            725          17,190
  Fifth Third Bancorp                               181           4,083
  First Tennessee National                           81           2,268
  Fleet Boston Financial Group                      100           2,556
  Franklin Resources                                300           7,914
  Golden West Financial                              89           2,884
  Goldman Sachs Group                                52           1,818
  Hartford Financial Services Group                 621          11,787
  Huntington Bancshares                              40           2,100
  J.P. Morgan Chase & Co.                           172           9,799
  Janus Capital Group                                62           2,835
  Jefferson-Pilot                                   136           7,340
  John Hancock Financial                             49           1,329
  KeyCorp                                            93           1,109
  Lehman Bros.                                       50           2,985
  Lincoln National                                   77           5,286
  Loews Corp.                                        80           6,140
  Marsh & McLennan                                   47           2,757
  Marshall & Ilsley Corp.                            72           3,074
  MBIA Inc.                                          73             583
  MBNA Corp.                                         82           1,168
  Mellon Bank Corp.                                  33           1,324
  Merrill Lynch                                     176           7,982
  MetLife Inc.                                       59           1,179
  MGIC Investment                                    20           1,375
  Moody's Corp                                       42             591
  Morgan Stanley                                     44           1,888
  National City Corp.                                67           2,586
  North Fork Bancorporation                          32             141
  Northern Trust Corp.                              139           3,943
  Plum Creek Timber Co.                              67           2,181
  PNC Bank Corp.                                    217          12,538
  Principal Financial Group                       1,029          28,102
  Progressive Corp.                                 807           5,835
  Providian Financial Corp.*                        134             316
  Prudential Financial                            1,504          23,387
  Regions Financial Corp.                           114           4,118
  SAFECO Corp.                                       50             643
  Simon Property Group, Inc                          39             669
  SLM Corporation                                   140             301
  SouthTrust Corp.                                   69           1,249
  St. Paul Cos.                                     117           1,790
  State Street Corp.                                371           7,190
  SunTrust Banks                                    393          10,851
  Synovus Financial                                  53           1,135
  T. Rowe Price Group                               385           2,248
  Torchmark Corp.                                    33           1,468
  Travelers Property Casualty Corp.                  33             324
  U.S. Bancorp                                      298           4,821
  Union Planters Corporation                        851          18,441
  UnumProvident Corp.                             1,049          37,081
  Wachovia Corp.                                    120           4,038
  Washington Mutual                                  61           1,692
  Wells Fargo                                       135           1,848
  XL Capital                                        132           1,691
  Zions Bancorp                                      83           3,249
                                                         --------------
                                                                412,365
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
HEALTH CARE - 5.97%
  Abbott Labs                                        45  $          506
  Aetna Inc.                                        221           5,328
  Allergan, Inc.                                     79           1,410
  AmerisourceBergen Corp.                            55             284
  Amgen Inc.*                                       132           5,242
  Anthem, Inc.*                                     130           1,209
  Applera Corp-Applied Biosystems Group              76           1,389
  Bard (C.R.) Inc.                                   25             821
  Bausch & Lomb                                     137           3,309
  Baxter International Inc.                          62           1,639
  Becton, Dickinson                                  34             816
  Biogen, Inc.*                                     232           4,083
  Biomet, Inc.                                       36             386
  Boston Scientific*                                 47           1,769
  Bristol-Myers Squibb                              668          24,395
  Cardinal Health, Inc.                              30           2,307
  Chiron Corporation*                               172           7,835
  CIGNA Corp.                                       112           2,725
  Forest Laboratories*                              311           6,612
  Genzyme General*                                   90           5,338
  Guidant Corp.*                                    136           4,302
  HCA Inc.                                          117           6,160
  Health Management Assoc.                           98             960
  Humana Inc.*                                       55           3,752
  IMS Health Inc.                                   530          30,502
  Johnson & Johnson                                  80           2,916
  King Pharmaceuticals*                              87           2,856
  Lilly (Eli) & Co.                                 629          11,215
  Manor Care Inc.*                                   75           3,743
  McKesson Corp.                                    100           2,460
  MedImmune, Inc.*                                  119           4,672
  Medtronic Inc.                                     39             347
  Merck & Co.                                        50             916
  Millipore Corp.*                                   75           2,361
  Pfizer, Inc.                                       93           1,149
  Pharmacia Corp                                    125             546
  Quest Diagnostics*                                525           1,496
  Quintiles Transnational*                           77           2,768
  Schering-Plough                                    36           1,337
  St Jude Medical*                                  112             243
  Stryker Corp.                                      28              81
  Tenet Healthcare Corp.*                           144           3,766
  United Health Group Inc.                        1,338          26,838
  Watson Pharmaceuticals*                           296           4,304
  WellPoint Health Networks*                        133             347
  Wyeth                                             128             205
  Zimmer Holdings*                                   57           2,030
                                                         --------------
                                                                199,675
                                                         --------------
INDUSTRIALS - 11.21%
  3M Company                                         96           2,859
  Allied Waste Industries*                          242           1,653
  American Power Conversion Corporation*            275           9,246
  American Standard*                                 71           2,166
  Apollo Group, Inc.*                                25           1,463
  Automatic Data Processing Inc.                    115           2,287
  Avery Dennison Corp.                              101           3,856
  Block H&R                                         127           5,716
  Boeing Company                                     24             332
  Burlington Northern Santa Fe                       48           1,320
  Caterpillar Inc.                                  105           4,848
                                                 SHARES           VALUE

                                                      -----------------
INDUSTRIALS - 11.21% (CONTINUED)
  Cendant Corporation*                              875  $       35,420
  Cintas Corporation                                 50           1,207
  Concord EFS Inc.*                                  28             831
  Convergys Corp.*                                  446          28,834
  Cooper Industries, Ltd.                            86           2,147
  Crane Company                                      36           1,462
  CSX Corp.                                         180           3,393
  Cummins Inc.                                      117           2,804
  Danaher Corp.                                     131           3,925
  Deere & Co.                                       217           8,248
  Delta Air Lines                                   155           4,078
  Deluxe Corp.                                      100           2,895
  Donnelley (R.R.) & Sons                           155           3,081
  Dover Corp.                                       106           2,192
  Eaton Corp.                                        71           3,147
  Emerson Electric                                  578          37,772
  Equifax Inc.                                       50           1,986
  FedEx Corporation                                 115           3,195
  First Data                                         85           4,909
  Fiserv, Inc.*                                      58           2,311
  Fluor Corp.                                        79           3,053
  General Dynamics                                   65           1,914
  General Electric                                  148           4,507
  Goodrich Corporation                               70           2,508
  Grainger (W.W.) Inc.                              134           3,421
  Honeywell International Inc.                       52           2,564
  Illinois Tool Works                                94           1,488
  Ingersoll-Rand Co. Ltd.                           274           7,793
  ITT Industries, Inc.                               55           3,644
  Lockheed Martin Corp.                              41           1,180
  Masco Corp.                                       157           3,909
  McDermott International*                          103           3,678
  Navistar International Corp.*                     156           7,418
  Norfolk Southern Corp.                            116           3,703
  Northrop Grumman Corp.                             71             945
  PACCAR Inc.                                       101           3,114
  Pall Corp.                                        190           2,499
  Parker-Hannifin                                   146           4,015
  Paychex, Inc.                                      33             182
  Pitney-Bowes                                      245           3,347
  Power-One Inc.*                                   153             519
  Raytheon Co.                                      129             583
  Robert Half International*                        239           1,945
  Rockwell Automation, Inc.                       3,754          90,879
  Rockwell Collins                                  124           2,664
  Ryder System                                       38             697
  Sabre Holding Corp.*                               53           1,445
  Southwest Airlines                                125           1,158
  Textron Inc.                                       27             877
  Thomas & Betts*                                    69           3,888
  Tyco International                                 35             418
  Union Pacific                                   1,045           6,897
  United Parcel Service                              99             988
  United Technologies                               666           2,324
  Waste Management Inc.                             101           5,592
                                                         --------------
                                                                375,339
                                                         --------------
INFORMATION TECHNOLOGY - 12.15%
  ADC Telecommunications, Inc.*                      25             328
  Adobe Systems                                      34           1,185
  Advanced Micro Devices*                            34             646

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
INFORMATION TECHNOLOGY - 12.15%
(CONTINUED)
  Agilent Technologies*                              25  $        1,359
  Altera Corporation*                                36           1,276
  Analog Devices*                                   126           1,463
  Andrew Corp.*                                   1,023          24,920
  Apple Computer*                                   138           7,808
  Applied Materials, Inc.*                          147           1,892
  Applied Micro Circuits*                           144           4,452
  Autodesk, Inc.                                    135           3,038
  Avaya Inc.*                                        85           4,725
  BMC Software*                                      49             794
  Broadcom Corporation*                              52             309
  CIENA Corporation*                                122           3,562
  Cisco Systems, Inc.*                              295           3,879
  Citrix Systems, Inc.*                             580          51,649
  Computer Associates International                  52             687
  Computer Sciences Corp.*                           94           5,311
  Compuware Corporation*                             32           1,416
  Comverse Technology, Inc.*                         98           4,459
  Corning Inc.*                                      46           1,820
  Dell Computer Corporation*                        107           3,913
  Electronic Arts Inc.*                             150           3,818
  Electronic Data Systems                           100           2,407
  EMC Corp.*                                         33           2,165
  Gateway Inc.*                                     253           7,046
  Hewlett-Packard                                    48           3,397
  Intel Corporation                                  19           1,198
  International Business Machines                    19             625
  Intuit Inc.*                                      153           6,236
  Jabil Circuit*                                     75           2,813
  JDS Uniphase Corporation*                         846          17,876
  KLA-Tencor Corporation*                           100           1,900
  Lexmark International Inc*                         47             572
  Linear Technology Corporation                     184           3,073
  LSI Logic*                                      2,294          71,481
  Lucent Technologies*                              181          23,535
  Maxim Integrated Products, Inc.                   306           3,886
  Mercury Interactive Corporation*                   82           1,986
  Micron Technology*                                328          12,139
  Microsoft Corporation                             127           6,994
  Molex Incorporated                                 79           4,351
  Motorola Inc.                                     323           6,899
  National Semiconductor*                            37           1,976
  NCR Corp.*                                        133           7,734
  Network Appliance, Inc.*                          181           3,370
  Novell Inc.*                                       69           1,428
  Novellus Systems, Inc.*                           169           3,105
  NVIDIA Corporation*                                53             843
  Oracle Corporation*                               783          10,069
  Parametric Technology*                            159           2,153
  PeopleSoft, Inc.*                                 116             378
  PerkinElmer                                       221           3,335
  PMC-Sierra Inc.*                                  475          27,075
  QLogic Corporation*                                81           3,013
  QUALCOMM Incorporated                              85           1,488
  Sanmina-SCI Corporation*                           40             356
  Scientific-Atlanta                                 63             866
  Siebel Systems, Inc.*                              50           1,959
  Solectron*                                         71             826
  Sun Microsystems, Inc.*                            24           1,337
  SunGard Data Systems*                              22             925
  Symantec Corporation*                              28             812
                                                 SHARES           VALUE

                                                      -----------------
INFORMATION TECHNOLOGY - 12.15%
(CONTINUED)
  Symbol Technologies                                56  $        2,762
  Tektronix Inc.*                                    35             278
  Tellabs, Inc.*                                     81           1,845
  Teradyne Inc.*                                     32           1,221
  Texas Instruments                                  64           1,299
  Thermo Electron*                                   75           3,381
  Unisys Corp.*                                      58           1,601
  Veritas Software*                                  43             267
  Waters Corporation*                                56           2,164
  Xerox Corp.*                                       15             537
  Xilinx, Inc.*                                      80           1,456
  Yahoo! Inc.*                                      126           1,695
                                                         --------------
                                                                406,842
                                                         --------------
MATERIALS - 9.57%
  Air Products & Chemicals                           85             442
  Alcoa Inc                                          30             366
  Allegheny Technologies Inc                         61             431
  Ball Corp.                                         75           4,063
  Bemis Company                                      76           1,808
  Boise Cascade                                      83           2,034
  Dow Chemical                                       75           2,736
  Du Pont (E.I.)                                    253           5,187
  Eastman Chemical                                  556           4,014
  Ecolab Inc.                                     1,644          56,636
  Engelhard Corp.                                   300          15,930
  Freeport-McMoran Cp & Gld*                         44           1,728
  Georgia-Pacific Group                             116             761
  Great Lakes Chemical                               84           2,671
  Hercules, Inc.*                                   355          12,521
  International Flavors & Fragrances                344           6,412
  International Paper                                65           1,947
  Louisiana Pacific*                                422          15,960
  MeadWestvaco Corporation                           58           3,814
  Monsanto Co.                                    4,000         102,002
  Newmont Mining Corp.                              166           3,081
  Nucor Corp.                                        23             472
  Pactiv Corp.*                                     252           1,557
  Phelps Dodge*                                   3,247          42,144
  PPG Industries                                    213           4,511
  Praxair, Inc.                                     339           3,834
  Rohm & Haas                                       987           8,153
  Sealed Air Corp.*                                 178           1,426
  Sigma-Aldrich Corporation                          85             732
  Temple-Inland                                      95           1,558
  United States Steel Corp.                         371           4,968
  Vulcan Materials                                  110             776
  Weyerhaeuser Corp.                                 85           4,093
  Worthington Ind.                                   55           1,774
                                                         --------------
                                                                320,542
                                                         --------------
TELECOMMUNICATION SERVICES - 1.91%
  ALLTEL Corp.                                      264           3,223
  AT&T Corp.                                        114           3,938
  AT&T Wireless Services*                           126           3,398
  BellSouth                                         162           4,173
  Century Telephone                                 140           2,811
  Citizens Communications*                          726          29,041
  Nextel Communications, Inc.*                       54           4,633
  Qwest Communications International*                75           5,021
  SBC Communications Inc.                           133           1,488

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                      -----------------
TELECOMMUNICATION SERVICES - 1.91% (CONTINUED)
  Sprint Corp. FON                                  159  $        2,795
  Sprint Corp. PCS*                                  50           1,058
  Verizon Communications                             58           2,265
                                                         --------------
                                                                 63,844
                                                         --------------
UTILITIES - 8.41%
  AES Corp.*                                        100           1,275
  Allegheny Energy                                  201           6,036
  Ameren Corporation                                 72           2,017
  American Electric Power                           997           7,497
  Calpine Corp.*                                    363          16,919
  CenterPoint Energy                                155           2,897
  CINergy Corp.                                     181           5,548
  CMS Energy                                         24           1,183
  Consolidated Edison                                75           2,579
  Constellation Energy Group                         81           3,865
  Dominion Resources                                945          46,730
  DTE Energy Co.                                     60           2,392
  Duke Energy                                       492          17,033
  Dynegy Inc.                                       163           5,123
  Edison Int'l*                                      67           2,538
  El Paso Corp.                                      48           2,760
  Entergy Corp.                                     237          11,883
  Exelon Corp.                                       67           4,819
  FirstEnergy Corp.                                 230           9,805
  FPL Group                                          83           2,929
  Keyspan Energy                                    359          20,517
  Kinder Morgan                                      92           2,294
  Mirant Corporation*                                30           1,010
  NICOR Inc.                                         88           4,424
  NiSource Inc.                                      53           2,053
  Peoples Energy                                    684           8,605
  PG&E Corp.*                                        91           5,005
  Pinnacle West Capital                              77           1,013
                                                 SHARES           VALUE

                                                      -----------------
UTILITIES - 8.41% (CONTINUED)
  PPL Corp.                                         331  $          682
  Progress Energy, Inc.                             207           3,643
  Public Service Enterprise Inc.                  3,019          49,149
  Sempra Energy                                   2,004           6,533
  Southern Co.                                      857          14,029
  TECO Energy                                        85           1,182
  TXU Corp.                                          39           1,213
  Williams Cos.                                     123           3,875
  Xcel Energy Inc                                    19             519
                                                         --------------
                                                                281,574
                                                         --------------
    Total Common Stocks
       (cost $4,611,797)                                      3,179,750
                                                         --------------

UNIT INVESTMENT TRUST - 4.18%
  S&P 500 Depositary Receipts                     1,650         139,821
                                                         --------------
    Total Unit Investment Trust
       (cost $182,978)                                          139,821
                                                         --------------

                                              PRINCIPAL           VALUE

                                                      -----------------

SHORT-TERM INVESTMENTS - .16%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - .16%                               $       5,451  $        5,451
                                                         --------------
    Total Short-Term Investments
       (cost $5,451)                                              5,451
                                                         --------------
TOTAL INVESTMENTS - 99.33%
   (cost $4,800,226)(1)                                       3,325,022
                                                         --------------
OTHER ASSETS AND LIABILITIES - .67%                              22,499
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $    3,347,521
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $4,801,246 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $153,301 and ($1,629,524), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 54.87%
BASIC MATERIALS - 7.58%
  American Greetings*                                97  $        1,271
  AOL Time Warner Inc.*                           6,627          71,969
  AutoNation, Inc.*                                 425           5,419
  AutoZone Inc.*                                    200          13,742
  Bed Bath & Beyond Inc.*                           420          14,507
  Best Buy Co., Inc.*                               459          12,379
  Big Lots, Inc.*                                   166           1,867
  Black & Decker Corp.                              127           4,427
  Brunswick Corp.                                   131           2,489
  Carnival Corp.                                    882          21,265
  Centex Corp.                                       89           4,838
  Circuit City Group                                304           1,581
  Clear Channel Communications*                     857          29,069
  Comcast Corporation*                            3,505         100,208
  Cooper Tire & Rubber                              110           1,342
  Costco Wholesale Corporation*                     669          20,090
  Dana Corp.                                        228           1,610
  Darden Restaurants                                277           4,944
  Delphi Corporation                                842           5,751
  Dillard Inc.                                      140           1,809
  Dollar General                                    492           6,007
  Dow Jones & Co.                                   133           4,714
  Eastman Kodak                                     453          13,409
  eBay Inc.*                                        400          34,116
  Family Dollar Stores                              288           8,893
  Federated Department Stores*                      305           8,546
  Ford Motor                                      2,736          20,575
  Fortune Brands, Inc.                              237          10,160
  Gannett Co.                                       399          28,102
  Gap (The)                                       1,273          18,446
  General Motors                                    853          28,678
  Genuine Parts                                     265           8,085
  Goodyear Tire & Rubber                            234           1,210
  Harley-Davidson                                   454          18,028
  Harrah's Entertainment*                           183           6,533
  Hasbro Inc.                                       258           3,584
  Hilton Hotels                                     551           6,397
  Home Depot                                      3,495          85,138
  International Game Technology*                    110           9,009
  Interpublic Group                                 451           4,194
  Johnson Controls                                  128           9,272
  Jones Apparel Group*                              180           4,937
  KB Home                                            72           3,272
  Knight-Ridder Inc.                                116           6,786
  Kohl's Corp.*                                     488          27,611
  Leggett & Platt                                   294           5,374
  Limited Brands, Inc.                              768           9,884
  Liz Claiborne, Inc.                               164           5,071
  Lowe's Cos.                                     1,144          46,698
  Marriott International                            359          11,420
  Mattel, Inc.                                      637          14,333
  May Dept. Stores                                  449           8,931
  Maytag Corp.                                      117           2,227
  McDonald's Corp.                                1,979          28,616
  McGraw-Hill                                       291          16,177
  Meredith Corp.                                     76           2,902
  New York Times                                    254          10,960
                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 7.58% (CONTINUED)
  Newell Rubbermaid Co.                             399  $       11,312
  NIKE Inc.                                         409          21,031
  Nordstrom                                         201           3,256
  Office Depot*                                     450           5,324
  Omnicom Group                                     266          14,409
  Penney (J.C.)                                     391           7,679
  Pulte Homes, Inc.                                  62           3,109
  RadioShack Corp                                   279           6,219
  Reebok International*                              85           2,792
  Sears, Roebuck & Co.                              504          12,172
  Sherwin-Williams                                  245           6,475
  Snap-On Inc.                                       88           2,179
  Stanley Works                                     131           3,143
  Staples, Inc.*                                    685          12,556
  Starbucks Corporation*                            550          14,168
  Starwood Hotels & Resorts                         285           6,780
  Target Corp.                                    1,352          39,560
  Tiffany & Co.                                     217           5,425
  TJX Companies Inc.                                848          14,925
  TMP Worldwide Inc.*                               142           1,524
  Toys R Us, Inc.*                                  308           2,578
  Tribune Co.                                       461          20,750
  Tupperware Corp.                                   86           1,189
  Univision Communications*                         317           7,770
  V.F. Corp.                                        171           6,435
  Viacom Inc.                                     2,663          97,253
  Visteon Corp.                                     195           1,158
  Wal-Mart Stores                                 6,741         350,734
  Walt Disney Co.                                 3,146          53,545
  Wendy's International                             170           4,676
  Whirlpool Corp.                                   109           5,343
  Yum! Brands, Inc*                                 442          10,753
                                                         --------------
                                                              1,615,094
                                                         --------------
CONSUMER STAPLES - 5.13%
  Alberto-Culver                                     83           4,090
  Albertson's                                       634          11,951
  Altria Group, Inc.                              3,115          93,325
  Anheuser-Busch                                  1,352          63,017
  Archer-Daniels-Midland                            993          10,724
  Avon Products                                     355          20,253
  Brown-Forman Corp.                                103           7,921
  Campbell Soup                                     632          13,272
  Clorox Co.                                        351          16,206
  Coca Cola Co.                                   3,742         151,476
  Coca-Cola Enterprises                             629          11,756
  Colgate-Palmolive                                 863          46,982
  ConAgra Foods, Inc.                               794          15,944
  Coors (Adolph)                                     55           2,668
  CVS Corp.                                         584          13,928
  General Mills                                     626          28,514
  Gillette Co.                                    1,562          48,328
  Heinz (H.J.)                                      527          15,388
  Hershey Foods                                     205          12,845
  Kellogg Co.                                       607          18,605
  Kimberly-Clark                                    806          36,641
  Kroger Co.*                                     1,249          16,424
  McCormick & Co.                                   200           4,828
  Pepsi Bottling Group                              422           7,566
  PepsiCo Inc.                                    2,606         104,240
  Procter & Gamble                                1,957         174,271

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 5.13% (CONTINUED)
  RJ Reynolds Tobacco                               130  $        4,194
  Safeway Inc.*                                     743          14,065
  Sara Lee Corp.                                  1,176          21,991
  Supervalu Inc.                                    197           3,054
  Sysco Corp.                                       998          25,389
  UST Inc.                                          243           6,707
  Walgreen Co.                                    1,508          44,455
  Winn-Dixie                                        216           2,856
  Wrigley (Wm) Jr.                                  342          19,323
                                                         --------------
                                                              1,093,197
                                                         --------------
ENERGY - 3.41%
  Amerada Hess                                      136           6,019
  Anadarko Petroleum                                363          16,517
  Apache Corp.                                      210          12,965
  Ashland Inc.                                      106           3,145
  Baker Hughes                                      494          14,785
  BJ Services*                                      225           7,738
  Burlington Resources                              322          15,363
  ChevronTexaco Corp.                             1,612         104,216
  ConocoPhillips                                    988          52,957
  Devon Energy Corp.                                179           8,631
  EOG Resources                                     174           6,883
  Exxon Mobil Corp.                              10,230         357,539
  Halliburton Co.                                   664          13,765
  Kerr-McGee                                        158           6,416
  Marathon Oil Corp.                                467          11,194
  Nabors Industries Ltd.*                           205           8,173
  Noble Corporation*                                206           6,473
  Occidental Petroleum                              552          16,538
  Rowan Cos.                                        140           2,752
  Schlumberger Ltd.                                 852          32,385
  Sunoco., Inc.                                     132           4,827
  Transocean Inc.                                   440           8,998
  Unocal Corp.                                      363           9,551
                                                         --------------
                                                                727,830
                                                         --------------
FINANCIALS - 10.98%
  ACE Limited                                       375          10,856
  AFLAC Corporation                                 794          25,448
  Allstate Corp.                                  1,104          36,620
  Ambac Financial Group                             163           8,235
  American Express                                1,999          66,427
  American International Group                    3,943         194,981
  AmSouth Bancorporation                            566          11,252
  Aon Corp.                                         383           7,920
  Apartment Investment & Management                 150           5,472
  Bank of America Corp.                           2,247         150,189
  Bank of New York                                1,104          22,632
  Bank One Corp.                                  1,746          60,447
  BB&T Corporation                                  636          19,989
  Bear Stearns Cos.                                 166          10,890
  Capital One Financial                             293           8,793
  Charles Schwab                                  2,088          15,075
  Charter One Financial                             345           9,543
  Chubb Corp.                                       262          11,612
  Cincinnati Financial                              241           8,452
  Citigroup Inc.                                  7,711         265,644
  Comerica Inc.                                     234           8,864
  Countrywide Financial Corp.                       170           9,775
  Equity Office Properties                          600          15,270
                                                 SHARES           VALUE

                                                     ------------------
FINANCIALS - 10.98% (CONTINUED)
  Equity Residential                                425  $       10,230
  Fannie Mae                                      1,507          98,482
  Federal Home Loan Mtg.                          1,040          55,224
  Fifth Third Bancorp                               846          42,418
  First Tennessee National                          200           7,942
  Fleet Boston Financial Group                    1,617          38,614
  Franklin Resources                                386          12,703
  Golden West Financial                             237          17,047
  Goldman Sachs Group                               690          46,975
  Hartford Financial Services Group                 322          11,363
  Huntington Bancshares                             365           6,785
  J.P. Morgan Chase & Co.                         2,969          70,395
  Janus Capital Group                               333           3,793
  Jefferson-Pilot                                   231           8,889
  John Hancock Financial                            465          12,918
  KeyCorp                                           651          14,687
  Lehman Bros.                                      362          20,906
  Lincoln National                                  287           8,036
  Loews Corp.                                       296          11,793
  Marsh & McLennan                                  806          34,360
  Marshall & Ilsley Corp.                           300           7,668
  MBIA Inc.                                         220           8,501
  MBNA Corp.                                      1,927          29,001
  Mellon Bank Corp.                                 735          15,626
  Merrill Lynch                                   1,223          43,294
  MetLife Inc.                                    1,154          30,443
  MGIC Investment                                   158           6,205
  Moody's Corp                                      242          11,188
  Morgan Stanley                                  1,694          64,965
  National City Corp.                               907          25,260
  North Fork Bancorporation                         240           7,068
  Northern Trust Corp.                              333          10,140
  Plum Creek Timber Co.                             250           5,398
  PNC Bank Corp.                                    435          18,435
  Principal Financial Group                         520          14,113
  Progressive Corp.                                 327          19,394
  Providian Financial Corp.*                        426           2,795
  Prudential Financial                              850          24,863
  Regions Financial Corp.                           370          11,988
  SAFECO Corp.                                      191           6,679
  Simon Property Group, Inc                         250           8,958
  SLM Corporation                                   234          25,955
  SouthTrust Corp.                                  504          12,867
  St. Paul Cos.                                     317          10,081
  State Street Corp.                                482          15,246
  SunTrust Banks                                    453          23,850
  Synovus Financial                                 423           7,567
  T. Rowe Price Group                               181           4,909
  Torchmark Corp.                                   192           6,874
  Travelers Property Casualty Corp.               1,434          20,234
  U.S. Bancorp                                    2,932          55,649
  Union Planters Corporation                        303           7,966
  UnumProvident Corp.                               360           3,528
  Wachovia Corp.                                  2,073          70,627
  Washington Mutual                               1,420          50,083
  Wells Fargo                                     2,579         116,029
  XL Capital                                        190          13,447
  Zions Bancorp                                     149           6,373
                                                         --------------
                                                              2,341,213
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 8.54%
  Abbott Labs                                     2,319  $       87,218
  Aetna Inc.                                        211          10,402
  Allergan, Inc.                                    194          13,233
  AmerisourceBergen Corp.                           150           7,875
  Amgen Inc.*                                     1,910         109,921
  Anthem, Inc.*                                     200          13,250
  Applera Corp-Applied Biosystems Group             312           4,939
  Bard (C.R.) Inc.                                   76           4,793
  Bausch & Lomb                                      79           2,598
  Baxter International Inc.                         868          16,180
  Becton, Dickinson                                 378          13,018
  Biogen, Inc.*                                     222           6,651
  Biomet, Inc.                                      403          12,352
  Boston Scientific*                                610          24,864
  Bristol-Myers Squibb                            2,952          62,376
  Cardinal Health, Inc.                             618          35,207
  Chiron Corporation*                               269          10,088
  CIGNA Corp.                                       232          10,607
  Forest Laboratories*                              512          27,633
  Genzyme General*                                  300          10,935
  Guidant Corp.*                                    459          16,616
  HCA Inc.                                          834          34,494
  Health Management Assoc.                          375           7,125
  Humana Inc.*                                      251           2,410
  IMS Health Inc.                                   445           6,946
  Johnson & Johnson                               4,473         258,853
  King Pharmaceuticals*                             317           3,782
  Lilly (Eli) & Co.                               1,690          96,584
  Manor Care Inc.*                                  153           2,942
  McKesson Corp.                                    422          10,520
  MedImmune, Inc.*                                  312          10,243
  Medtronic Inc.                                  1,791          80,810
  Merck & Co.                                     3,380         185,156
  Millipore Corp.*                                   69           2,256
  Pfizer, Inc.                                    9,267         288,760
  Pharmacia Corp                                  1,946          84,262
  Quest Diagnostics*                                140           8,357
  Quintiles Transnational*                          172           2,092
  Schering-Plough                                 2,191          39,066
  St Jude Medical*                                  250          12,188
  Stryker Corp.                                     300          20,595
  Tenet Healthcare Corp.*                           702          11,723
  United Health Group Inc.                          486          44,552
  Watson Pharmaceuticals*                           144           4,143
  WellPoint Health Networks*                        186          14,276
  Wyeth                                           1,952          73,825
  Zimmer Holdings*                                  295          14,346
                                                         --------------
                                                              1,821,062
                                                         --------------
INDUSTRIALS - 6.15%
  3M Company                                        592          76,978
  Allied Waste Industries*                          283           2,261
  American Power Conversion Corporation*            290           4,130
  American Standard*                                100           6,877
  Apollo Group, Inc.*                               250          12,475
  Automatic Data Processing Inc.                    939          28,912
  Avery Dennison Corp.                              168           9,857
  Block H&R                                         294          12,551
  Boeing Company                                  1,341          33,605
  Burlington Northern Santa Fe                      596          14,840
  Caterpillar Inc.                                  522          25,682
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 6.15% (CONTINUED)
  Cendant Corporation*                            1,559  $       19,799
  Cintas Corporation                                259           8,521
  Concord EFS Inc.*                                 720           6,768
  Convergys Corp.*                                  229           3,023
  Cooper Industries, Ltd.                           139           4,964
  Crane Company                                      91           1,585
  CSX Corp.                                         327           9,326
  Cummins Inc.                                       62           1,525
  Danaher Corp.                                     212          13,941
  Deere & Co.                                       350          13,741
  Delta Air Lines                                   183           1,629
  Deluxe Corp.                                      108           4,334
  Donnelley (R.R.) & Sons                           182           3,334
  Dover Corp.                                       304           7,363
  Eaton Corp.                                       109           7,625
  Emerson Electric                                  639          28,979
  Equifax Inc.                                      211           4,218
  FedEx Corporation                                 434          23,900
  First Data                                      1,192          44,116
  Fiserv, Inc.*                                     285           8,972
  Fluor Corp.                                       114           3,840
  General Dynamics                                  300          16,521
  General Electric                               14,857         378,854
  Goodrich Corporation                              152           2,137
  Grainger (W.W.) Inc.                              141           6,049
  Honeywell International Inc.                    1,194          25,504
  Illinois Tool Works                               451          26,226
  Ingersoll-Rand Co. Ltd.                           242           9,339
  ITT Industries, Inc.                              132           7,050
  Lockheed Martin Corp.                             640          30,432
  Masco Corp.                                       671          12,494
  McDermott International*                           90             261
  Navistar International Corp.*                      93           2,289
  Norfolk Southern Corp.                            573          10,635
  Northrop Grumman Corp.                            203          17,417
  PACCAR Inc.                                       171           8,596
  Pall Corp.                                        185           3,700
  Parker-Hannifin                                   168           6,508
  Paychex, Inc.                                     556          15,273
  Pitney-Bowes                                      386          12,321
  Power-One Inc.*                                   108             475
  Raytheon Co.                                      509          14,440
  Robert Half International*                        260           3,461
  Rockwell Automation, Inc.                         281           5,817
  Rockwell Collins                                  281           5,162
  Ryder System                                       89           1,825
  Sabre Holding Corp.*                              193           3,071
  Southwest Airlines                              1,114          15,997
  Textron Inc.                                      216           5,931
  Thomas & Betts*                                    87           1,235
  Tyco International                              2,992          38,478
  Union Pacific                                     371          20,405
  United Parcel Service                           1,620          92,340
  United Technologies                               704          40,677
  Waste Management Inc.                             929          19,676
                                                         --------------
                                                              1,310,267
                                                         --------------
INFORMATION TECHNOLOGY - 8.09%
  ADC Telecommunications, Inc.*                   1,165           2,400
  Adobe Systems                                     358          11,037
  Advanced Micro Devices*                           458           2,830

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 8.09%
(CONTINUED)
  Agilent Technologies*                             676  $        8,889
  Altera Corporation*                               596           8,070
  Analog Devices*                                   529          14,548
  Andrew Corp.*                                     121             666
  Apple Computer*                                   487           6,886
  Applied Materials, Inc.*                        2,416          30,393
  Applied Micro Circuits*                           458           1,493
  Autodesk, Inc.                                    174           2,655
  Avaya Inc.*                                       506           1,032
  BMC Software*                                     365           5,508
  Broadcom Corporation*                             355           4,384
  CIENA Corporation*                                480           2,098
  Cisco Systems, Inc.*                           10,947         142,092
  Citrix Systems, Inc.*                             277           3,645
  Computer Associates International                 881          12,034
  Computer Sciences Corp.*                          250           8,138
  Compuware Corporation*                            539           1,827
  Comverse Technology, Inc.*                        278           3,144
  Corning Inc.*                                   1,588           9,274
  Dell Computer Corporation*                      3,904         106,618
  Electronic Arts Inc.*                             200          11,728
  Electronic Data Systems                           697          12,267
  EMC Corp.*                                      3,302          23,873
  Gateway Inc.*                                     482           1,138
  Hewlett-Packard                                 4,513          70,177
  Intel Corporation                              10,058         163,744
  International Business Machines                 2,553         200,232
  Intuit Inc.*                                      295          10,974
  Jabil Circuit*                                    320           5,600
  JDS Uniphase Corporation*                       1,949           5,555
  KLA-Tencor Corporation*                           278           9,992
  Lexmark International Inc*                        193          12,921
  Linear Technology Corporation                     466          14,385
  LSI Logic*                                        540           2,441
  Lucent Technologies*                            5,540           8,144
  Maxim Integrated Products, Inc.                   491          17,735
  Mercury Interactive Corporation*                  119           3,532
  Micron Technology*                                892           7,261
  Microsoft Corporation                          16,094         389,636
  Molex Incorporated                                294           6,315
  Motorola Inc.                                   3,296          27,225
  National Semiconductor*                           264           4,499
  NCR Corp.*                                        142           2,604
  Network Appliance, Inc.*                          456           5,103
  Novell Inc.*                                      493           1,060
  Novellus Systems, Inc.*                           195           5,318
  NVIDIA Corporation*                               200           2,570
  Oracle Corporation*                             8,247          89,472
  Parametric Technology*                            413             896
  PeopleSoft, Inc.*                                 413           6,319
  PerkinElmer                                       148           1,316
  PMC-Sierra Inc.*                                  229           1,363
  QLogic Corporation*                               120           4,457
  QUALCOMM Incorporated                           1,109          39,991
  Sanmina-SCI Corporation*                          794           3,208
  Scientific-Atlanta                                238           3,270
  Siebel Systems, Inc.*                             648           5,190
  Solectron*                                      1,292           3,902
  Sun Microsystems, Inc.*                         4,859          15,840
  SunGard Data Systems*                             400           8,520
  Symantec Corporation*                             200           7,836
                                                 SHARES           VALUE

                                                     ------------------
INFORMATION TECHNOLOGY - 8.09%
(CONTINUED)
  Symbol Technologies                               315  $        2,712
  Tektronix Inc.*                                   144           2,470
  Tellabs, Inc.*                                    613           3,549
  Teradyne Inc.*                                    259           3,015
  Texas Instruments                               2,611          42,742
  Thermo Electron*                                  259           4,688
  Unisys Corp.*                                     467           4,324
  Veritas Software*                                 585          10,284
  Waters Corporation*                               200           4,232
  Xerox Corp.*                                      997           8,674
  Xilinx, Inc.*                                     481          11,260
  Yahoo! Inc.*                                      843          20,249
                                                         --------------
                                                              1,725,469
                                                         --------------
MATERIALS - 1.50%
  Air Products & Chemicals                          343          14,210
  Alcoa Inc                                       1,293          25,058
  Allegheny Technologies Inc                        125             363
  Ball Corp.                                         88           4,902
  Bemis Company                                      80           3,365
  Boise Cascade                                      86           1,879
  Dow Chemical                                    1,337          36,915
  Du Pont (E.I.)                                  1,567          60,894
  Eastman Chemical                                  115           3,334
  Ecolab Inc.                                       194           9,570
  Engelhard Corp.                                   191           4,091
  Freeport-McMoran Cp & Gld*                        224           3,819
  Georgia-Pacific Group                             339           4,712
  Great Lakes Chemical                               81           1,798
  Hercules, Inc.*                                   160           1,392
  International Flavors & Fragrances                154           4,788
  International Paper                               723          24,437
  Louisiana Pacific*                                156           1,237
  MeadWestvaco Corporation                          299           6,811
  Monsanto Co.                                      331           5,428
  Newmont Mining Corp.                              576          15,062
  Nucor Corp.                                       127           4,848
  Pactiv Corp.*                                     238           4,831
  Phelps Dodge*                                     118           3,833
  PPG Industries                                    261          11,766
  Praxair, Inc.                                     236          13,299
  Rohm & Haas                                       326           9,708
  Sealed Air Corp.*                                 125           5,016
  Sigma-Aldrich Corporation                         117           5,205
  Temple-Inland                                      78           2,917
  United States Steel Corp.                         132           1,298
  Vulcan Materials                                  151           4,565
  Weyerhaeuser Corp.                                331          15,832
  Worthington Ind.                                  129           1,539
                                                         --------------
                                                                318,722
                                                         --------------
TELECOMMUNICATION SERVICES - 2.02%
  ALLTEL Corp.                                      472          21,127
  AT&T Corp.                                      1,116          18,079
  AT&T Wireless Services*                         4,048          26,717
  BellSouth                                       2,815          61,001
  Century Telephone                                 210           5,796
  Citizens Communications*                          381           3,802
  Nextel Communications, Inc.*                    1,375          18,411
  Qwest Communications International*             2,499           8,722
  SBC Communications Inc.                         5,090         102,105

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TELECOMMUNICATION SERVICES - 2.02% (CONTINUED)
  Sprint Corp. FON                                1,312  $       15,416
  Sprint Corp. PCS*                               1,482           6,462
  Verizon Communications                          4,070         143,875
                                                         --------------
                                                                431,513
                                                         --------------
UTILITIES - 1.47%
  AES Corp.*                                        803           2,907
  Allegheny Energy                                  163           1,012
  Ameren Corporation                                205           8,006
  American Electric Power                           581          13,277
  Calpine Corp.*                                    557           1,838
  CenterPoint Energy                                442           3,116
  CINergy Corp.                                     238           8,009
  CMS Energy                                        180             794
  Consolidated Edison                               317          12,195
  Constellation Energy Group                        224           6,212
  Dominion Resources                                356          19,712
  DTE Energy Co.                                    251           9,701
  Duke Energy                                     1,230          17,884
  Dynegy Inc.                                       488           1,274
  Edison Int'l*                                     497           6,804
  El Paso Corp.                                     739           4,471
  Entergy Corp.                                     344          16,564
  Exelon Corp.                                      486          24,498
  FirstEnergy Corp.                                 466          14,679
  FPL Group                                         267          15,734
  Keyspan Energy                                    211           6,805
  Kinder Morgan                                     152           6,840
  Mirant Corporation*                               595             952
  NICOR Inc.                                         70           1,912
  NiSource Inc.                                     308           5,606
  Peoples Energy                                     53           1,896
  PG&E Corp.*                                       577           7,761
  Pinnacle West Capital                             127           4,221
  PPL Corp.                                         216           7,692
  Progress Energy, Inc.                             312          12,215
  Public Service Enterprise Inc.                    324          11,888
  Sempra Energy                                     306           7,638
  Southern Co.                                    1,020          29,009
  TECO Energy                                       200           2,126
  TXU Corp.                                         395           7,051
  Williams Cos.                                     780           3,572
  Xcel Energy Inc                                   504           6,456
                                                         --------------
                                                                312,327
                                                         --------------
    Total Common Stocks
       (cost $19,804,802)                                    11,696,694
                                                         --------------

UNIT INVESTMENT TRUST - 3.99%
  S&P 500 Depositary Receipts                    10,049         851,552
                                                         --------------
    Total Unit Investment Trust
       (cost $841,723)                                          851,552
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

U.S. TREASURY OBLIGATIONS - 11.59%
U.S. TREASURY NOTES AND BONDS - 11.59%
  (7.000% due 07/15/06)                   $     250,000  $      288,272
  (4.750% due 11/15/08)                         200,000         217,969
  (5.500% due 05/15/09)                         483,496         509,432
  (5.750% due 08/15/10)                         220,000         252,639
  (4.375% due 08/15/12)                         200,000         209,078
  (6.250% due 08/15/23)                         250,000         293,848
  (6.125% due 11/15/27)                         500,000         583,555
  (6.125% due 08/15/29)                         100,000         117,129
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $2,006,326)                                      2,471,922
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.75%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.75%
  (5.750% due 07/15/03)                       1,000,000       1,013,205
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $996,381)                                        1,013,205
                                                         --------------

MORTGAGE-BACKED SECURITIES - 12.87%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 12.87%
  FNCL (7.000% due 07/01/29)                  1,708,291       1,802,580
  FNCL (6.500% due 08/01/32)                    502,350         524,404
  FNCI (6.000% due 06/01/16)                    396,564         415,116
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $2,578,643)                                      2,742,100
                                                         --------------

CORPORATE BONDS - 9.31%
BANK, BANK HOLDING COMPANIES & OTHER
BANK SERVICES - .83%
  Key Bank NA (5.000% due 07/17/07)             165,000         176,499
                                                         --------------
CONSUMER CYCLICAL - 1.09%
  Ford Motor Co. (6.375% due 02/01/29)          346,000         233,596
                                                         --------------
CONSUMER STAPLES - .76%
  Campbell Soup Co. (5.500% due
     03/15/07)                                  150,000         163,266
                                                         --------------
COMMUNICATION SERVICES - 1.77%
  Citizen Communications (9.250% due
     05/15/11)                                  300,000         376,799
                                                         --------------
ENERGY - .53%
  Public Service Inc. (6.625% due
     02/15/11)                                  100,000         112,567
                                                         --------------
HEALTH CARE - .53%
  Amgen (6.500% due 12/01/07)                   100,000         112,383
                                                         --------------
MANUFACTURING - 3.80%
  Champion International Corp. (7.200%
     due 11/01/26)                              312,000         353,650
  Honeywell International (7.500% due
     03/01/10)                                   75,000          89,644
  Masco Corp. (5.875% due 07/15/12)              75,000          79,705
  Rohm & Haas Co. (6.950% due 07/15/04)         100,000         106,198
  Weyerhauser Co. (5.950% due 11/01/08)         175,000         180,077
                                                         --------------
                                                                809,274
                                                         --------------
    Total Corporate Bonds
       (cost $1,853,900)                                      1,984,384
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS(3) - 3.65%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 3.18%                         $     679,177  $      679,177
                                                         --------------
U.S. TREASURY BILL - .47%
  U.S. Treasury Bill (1.150% due
     06/19/03)                                  100,000          99,751
                                                         --------------
    Total Short-Term Investments
       (cost $778,928)                                          778,928
                                                         --------------
TOTAL INVESTMENTS - 101.03%
   (cost $28,860,703)(1)                                     21,538,785
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 13.59%                                         2,896,565
                                                         --------------
OTHER ASSETS AND LIABILITIES - (14.62%)                      (3,117,111)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   21,318,239
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $28,989,490 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $1,461,027 and ($8,911,733), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $423,500 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (06/03)                         2         $(9,000)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                   LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 26.70%
U.S. TREASURY NOTES & BONDS - 26.70%
  2.250% due 07/31/04                     $     900,000  $      911,567
  5.875% due 11/15/04                           175,000         187,544
  6.500% due 05/15/05                           800,000         882,187
  5.750% due 11/15/05                           375,000         412,866
  4.625% due 05/15/06                           400,000         431,062
  6.500% due 10/15/06                           775,000         886,285
  6.125% due 08/15/07                           900,000       1,031,379
  5.500% due 02/15/08                           150,000         168,768
  5.500% due 05/15/09                           150,000         169,811
  6.000% due 08/15/09                           100,000         115,977
  5.550% due 08/15/28                           420,000         452,731
  5.250% due 02/15/29                           300,000         312,996
  6.125% due 08/15/29                           400,000         468,516
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $6,274,526)                                      6,431,689
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -
17.55%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.55%
  2.375% due 04/15/06                           500,000         501,692
  5.500% due 07/15/06                         1,000,000       1,098,972
  5.750% due 03/15/09                         1,000,000       1,127,093
  5.000% due 02/01/33                         1,498,374       1,499,954
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $4,138,682)                                      4,227,711
                                                         --------------
MORTGAGE-BACKED SECURITIES - 25.97%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.97%
  FNCI (6.000% due 06/01/16)                  1,883,677       1,971,802
  FNCL (6.500% due 08/01/32)                  4,102,524       4,282,636
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $6,242,225)                                      6,254,438
                                                         --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.73%
PRIVATE SECTOR - 2.73%
  BSCMS 2000-WF2 (7.110% due 10/15/32)          493,033         553,711
  Vanderbilt Acquisition Loan Trust
     (5.700% due 09/07/23)                      100,000         104,273
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $653,419)                                          657,984
                                                         --------------
CORPORATE BONDS AND NOTES - 25.55%
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.20%
  Key Bank (5.000% due 07/17/07)                105,000         112,317
  Merrill Lynch (6.375% due 10/15/08)           250,000         280,735
  U.S. Bank NA (6.375% due 08/01/11)            120,000         135,591
                                                         --------------
                                                                528,643
                                                         --------------
CAPITAL GOODS - 1.86%
  Eaton Corp. (5.750% due 07/15/12)             100,000         108,445
  Honeywell International (7.500% due
     03/01/10)                                  108,000         129,087
                                              PRINCIPAL           VALUE

                                                     ------------------
CAPITAL GOODS - 1.86% (CONTINUED)
  Masco Corp (5.875% due 07/15/12)        $     100,000  $      106,274
  Pitney Bowes Inc. (4.625% due
     10/01/12)                                  100,000         101,575
                                                         --------------
                                                                445,381
                                                         --------------
CONSUMER CYCLICAL - 1.40%
  Ford Motor Corp. (6.375% due 02/01/29)        500,000         337,567
                                                         --------------
CONSUMER NON-DURABLE - 6.31%
  Campbell Soup Co. (5.500% due
     03/15/07)                                  150,000         163,266
  Cargill Inc. (6.250% due 05/01/06)            150,000         165,987
  Commonwealth Edison (6.150% due
     03/15/12)                                  150,000         167,484
  Eli Lilly (2.900% due 03/15/08)               100,000          98,818
  E.W. Scripps Co (5.750% due 07/15/12)         100,000         109,234
  New Brunswick (6.750% due 08/15/13)           500,000         601,425
  Thomson Corp. (6.200% due 01/05/12)           100,000         110,483
  TIAA Global Market (4.125% due
     11/15/07)                                  100,000         103,714
                                                         --------------
                                                              1,520,411
                                                         --------------
CONSUMER STAPLES - .46%
  General Mills Inc. (6.000% due
     02/15/12)                                  100,000         109,712
                                                         --------------
ENERGY - 2.31%
  Conoco Inc. Sr Notes (6.350% due
     04/15/09)                                  143,000         163,205
  Keyspan Corp. (7.250% due 11/15/05)           250,000         280,564
  Public Service Inc. (6.625% due
     02/15/11)                                  100,000         112,566
                                                         --------------
                                                                556,335
                                                         --------------
FINANCE - 3.37%
  American General Finance (5.375% due
     09/01/09)                                  130,000         138,517
  Devon Financing Corp. (6.875% due
     09/30/11)                                  100,000         113,808
  General Electric Capital Corp (6.875%
     due 11/15/10)                              250,000         288,825
  Household Finance Corp. (5.875% due
     02/01/09)                                  250,000         270,177
                                                         --------------
                                                                811,327
                                                         --------------
HEALTH CARE - .89%
  Amgen Inc. (6.500% due 12/01/07)              100,000         112,382
  CSX Corp. (4.875% due 11/01/09)               100,000         103,234
                                                         --------------
                                                                215,616
                                                         --------------
MANUFACTURING - 4.94%
  Alcoa Inc. (7.375% due 08/01/10)              150,000         176,597
  Champion International Corp. (7.200%
     due 11/01/26)                              200,000         226,698
  Rohm & Haas Co. (6.950% due 07/15/04)         250,000         106,196
  Westvaco Corp. (7.950% due 02/15/31)          500,000         578,183
  Weyerhauser Co. (5.950% due 11/01/08)         100,000         102,901
                                                         --------------
                                                              1,190,575
                                                         --------------
REAL ESTATE - .43%
  Camden Properties Trust (5.875% due
     11/30/12)                                  100,000         103,884
                                                         --------------
TELECOMMUNICATIONS - 1.38%
  Citizen Communications (9.250% due
     05/15/11)                                  100,000         125,600
  Sprint Capital Corp. (6.000% due
     01/15/07)                                  100,000         101,000
  Verizon Wireless (5.375% due 12/15/06)        100,000         106,897
                                                         --------------
                                                                333,497
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $5,769,622)                                      6,152,948
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   LEHMAN AGGREGATE BOND INDEX FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS - 1.66%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 1.66%                              $     399,465  $      399,465
                                                         --------------
    Total Short-Term Investments
       (cost $399,465)                                          399,465
                                                         --------------
TOTAL INVESTMENTS - 100.16%
  (cost $23,477,939)(1)                                      24,124,235
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
  PORTFOLIO(2) - 31.99%                                       7,705,423
                                                         --------------
OTHER ASSETS AND LIABILITIES - (32.15%)                      (7,743,138)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   24,086,520
                                                         ==============

-------------

(1) For federal income tax purposes, cost is $23,483,821 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $743,254 and ($102,839), respectively.
(2) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                       EVEREST FUND
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - 94.52%
CONSUMER DISCRETIONARY - 21.11%
  Abercrombie & Fitch Co.*                       28,900  $      867,867
  AOL Time Warner Inc.*                          84,300         915,498
  Comcast Corporation*                           32,760         917,688
  Cox communications Inc.*                       34,700       1,079,517
  Delta Air Lines                                54,800         487,720
  Fedex Corporation                              16,000         881,120
  Knight-Ridder Inc.                             16,700         976,950
  McDonald's Corp.                               57,300         828,558
  Sears, Roebuck & Co.                           32,700         789,705
  Target Corp.                                   28,600         836,836
                                                         --------------
                                                              8,581,459
                                                         --------------
CONSUMER NON-CYCLICAL - 1.70%
  Altria Group Inc.                              23,100         692,076
                                                         --------------
ENERGY - 10.21%
  Anadarko Petroleum                             21,300         969,150
  ChevronTexaco Corp.                            17,228       1,113,790
  ConocoPhillips                                 17,677         947,487
  Marathon Oil Corp.                             46,800       1,121,796
                                                         --------------
                                                              4,152,223
                                                         --------------
FINANCIALS - 27.13%
  American Express                               24,200         804,166
  Banc One Corp.                                 24,400         844,728
  Citigroup Inc.                                 35,000       1,205,750
  A.G. Edwards                                   35,600         922,040
  Fleet Boston Financial Group                   46,360       1,107,077
  J.P. Morgan Chase & Co.                        46,450       1,101,330
  KeyCorp                                        39,700         895,632
  Lincoln National                               33,400         935,200
  Merrill Lynch                                  21,500         761,100
  Raymond James Financial Corp                   21,700         561,379
  St. Paul Cos.                                  33,700       1,071,660
  XL Capital                                     11,600         821,048
                                                         --------------
                                                             11,031,110
                                                         --------------
HEALTH CARE - 7.87%
  Beckman Coulter Inc.                           31,600       1,075,348
  Bristol-Myers Squibb                           61,100       1,291,043
  Merck & Co.                                    15,200         832,656
                                                         --------------
                                                              3,199,047
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
INDUSTRIALS - 6.35%
  Caterpillar Inc.                               14,100  $      693,720
  General Electric                               44,200       1,127,100
  SPX Corp.*                                     22,300         761,768
                                                         --------------
                                                              2,582,588
                                                         --------------
INFORMATION TECHNOLOGY - 3.54%
  International Business Machines                 9,600         752,928
  Motorola Inc.                                  83,200         687,232
                                                         --------------
                                                              1,440,160
                                                         --------------
MATERIALS - 8.64%
  Alcoa Inc                                      46,900         908,922
  Dow Chemical                                   50,500       1,394,305
  Du Pont (E.I.)                                 31,100       1,208,546
                                                         --------------
                                                              3,511,773
                                                         --------------
TELECOMMUNICATION SERVICES - 3.16%
  AT&T Corp.                                     72,300         477,180
  Verizon Communications                         22,800         805,980
                                                         --------------
                                                              1,283,160
                                                         --------------
UTILITIES - 4.81%
  Ameren Corporation                             27,300       1,066,065
  Great Plains Energy Inc.                       37,300         890,351
                                                         --------------
                                                              1,956,416
                                                         --------------
    Total Common Stocks
       (cost $47,185,062)                                    38,430,012
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS - 5.24%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 5.24%                              $   2,132,027  $    2,132,027
                                                         --------------
    Total Short-Term Investments
       (cost $2,132,027)                                      2,132,027
                                                         --------------
TOTAL INVESTMENTS - 99.76%
   (cost $49,317,089)(1)                                     40,562,039
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 1.28%                                            520,600
                                                         --------------
OTHER ASSETS AND LIABILITIES - (1.04%)                         (424,501)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   40,658,138
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $49,538,437 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $1,185,660 and ($10,162,058), respectively.
(2) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 8.38%
U.S. TREASURY NOTES & BONDS - 8.38%
  5.875% due 02/15/04                     $     500,000  $      520,469
  5.875% due 11/15/05                         2,000,000       2,207,890
  7.000% due 07/15/06                         2,000,000       2,306,172
  4.375% due 08/15/12                         1,750,000       1,829,434
  5.250% due 11/15/28                         1,000,000       1,042,344
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $7,366,187)                                      7,906,309
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.27%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.27%
  1.875% due 12/15/04                         4,000,000       4,026,184
                                                         --------------
    Total U.S Government Agency
       Obligations
       (cost $4,026,717)                                      4,026,184
                                                         --------------
SOVEREIGN GOVERNMENT BONDS - .80%
Republic of Chile
  (5.500% due 01/15/13)                         750,000         754,800
                                                         --------------
    Total Sovereign Government Bonds
       (cost $743,183)                                          754,800
                                                         --------------
MORTGAGE-BACKED SECURITIES - 10.66%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 9.30%
  5.500% due 05/01/12                         1,464,272       1,544,201
  6.000% due 06/01/16                         2,685,731       2,811,379
  4.500% due 03/01/17                         2,765,780       2,809,072
  6.500% due 02/01/29                         1,158,842       1,210,516
  5.000% due 02/01/33                           399,566         399,988
                                                         --------------
                                                              8,775,156
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.36%
  6.500% due 10/15/28                         1,220,889       1,285,900
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $9,508,764)                                     10,061,056
                                                         --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.09%
AGENCY SECTOR - 6.54%
  FHR 2439 SC
     (16.368% due 07/15/28)                     551,376         602,878
  FNR 2001-45 VK
     (6.500% due 09/25/18)                    2,500,000       2,663,146
  FNR 2002-48 GF
     (6.500% due 10/25/31)                    2,700,000       2,902,730
                                                         --------------
                                                              6,168,754
                                                         --------------
PRIVATE SECTOR - 11.55%
  ABN Amro Mortgage Corp.
     (6.600% due 09/25/16)                      199,997         205,885
  AMAC 2002-2 B2
     (6.000% due 03/25/17)                      303,510         310,423
  BOAMS 2002-6 2B1
     (6.000% due 07/25/32)                      387,660         402,668
  BOAMS 2002-7 2B1
     (6.000% due 08/25/32)                      614,614         656,328
  BOAMS 2002-8 2B1
     (5.750% due 09/25/17)                      683,003         721,879
                                              PRINCIPAL           VALUE

                                                     ------------------
PRIVATE SECTOR - 11.55% (CONTINUED)
  CMSI 2001-14 B2(2)
     (6.613% due 09/25/31)                $     631,438  $      650,690
  Chase 1999-S3 B3(2)
     (6.250% due 03/25/14)                      277,772         282,833
  CS First Boston
     (6.250% due 09/25/32)                      596,337         602,585
  GMACM 2001-J3 B1(2)
     (6.750% due 08/25/31)                      569,296         586,116
  ICIFC 1997-2 B1
     (8.000% due 07/25/28)                      956,245         955,002
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                      987,266       1,016,675
  RALI 2001-QS15 M3
     (6.750% due 09/25/31)                      539,372         556,032
  RALI 2002-QS16 M2
     (5.750% due 10/25/17)                      316,090         329,259
  RALI 2002-QS16 M3
     (5.750% due 10/25/17)                      316,090         322,390
  RFMSI 1993-S45 M2
     (6.500% due 12/25/23)                      710,636         727,139
  WAMMS 2001-MS14 5A9
     (6.500% due 12/25/31)                      725,000         757,073
  WAMU 2001-S8 1B3
     (6.500% due 08/25/16)                      366,195         377,100
  WF MBS 2000-8 B2
     (7.000% due 09/25/30)                      919,068         921,770
  WF MBS 2002-8 2B3
     (6.000% due 05/25/17)                      506,682         518,040
                                                         --------------
                                                             10,899,887
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $16,638,469)                                    17,068,641
                                                         --------------
ASSET-BACKED SECURITIES - 3.99%
COMMERCIAL MORTGAGE-BACKED
SECURITIES - 2.28%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                    1,982,000       2,155,141
                                                         --------------
HOME EQUITY - .49%
  ABFCN 2002-NC1 N1
     (8.840% due 08/25/32)                       96,948          97,278
  Advanta Mortgage Loan Trust
     (8.050% due 06/25/27)                      352,320         362,882
                                                         --------------
                                                                460,160
                                                         --------------
MANUFACTURED HOUSING - 1.22%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                    1,500,000         475,373
  Vanderbilt Acquisition Loan Trust
     (5.700% due 09/07/23)                      650,000         677,776
                                                         --------------
                                                              1,153,149
                                                         --------------
    Total Asset-Backed Securities
       (cost $4,445,470)                                      3,768,450
                                                         --------------
CORPORATE BONDS AND NOTES - 48.79%
AEROSPACE - 0.39%
  Boeing Co.
     (5.125% due 02/15/13)                      375,000         368,848
                                                         --------------
AIR TRANSPORTATION - 2.07%
  American Airlines
     (9.710% due 01/02/07)                      630,225          99,103

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                          BOND FUND
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
AIR TRANSPORTATION - 2.07% (CONTINUED)
  America West Airlines, AMBAC Insured
     (7.100% due 04/02/21)                $     695,905  $      708,908
  Continental Airlines
     (7.820% due 10/15/13)                      524,220         332,251
  Jet Equipment(2)
     (7.630% due 08/15/12)                      805,625         355,925
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                     582,277         459,999
                                                         --------------
                                                              1,956,186
                                                         --------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 5.18%
  Ahmanson Capital Trust(2)
     (8.360% due 12/01/26)                    1,139,000       1,238,779
  Bank of Hawaii
     (6.875% due 03/01/09)                      750,000         833,868
  Household Finance Corp.
     (5.875% due 02/01/09)                    1,139,000       1,230,928
  Sovereign Bank
     (5.125% due 03/15/13)                      750,000         748,125
  Svenska Handelsbanken(2)
     (7.125% due 03/07/07)                      750,000         833,252
                                                         --------------
                                                              4,884,952
                                                         --------------
CONSUMER CYCLICAL - 6.13%
  Abitibi Consolidates
     (6.950% due 04/01/08)                      750,000         775,749
  DaimlerChrysler AG
     (7.300% due 01/15/12)                      750,000         837,419
  DR Horton
     (10.500% due 04/01/05)                     225,000         244,688
  GMAC
     (5.850% due 01/14/09)                      750,000         738,245
  Hertz Corp.
     (7.625% due 06/01/12)                      750,000         666,337
  International Wire Group Inc.
     (11.750% due 06/01/05)                     190,000         123,500
  Northwest Pipeline Corp.(2)
     (8.125% due 03/01/10)                      187,000         195,415
  Park-Ohio Industries
     (9.250% due 12/01/07)                      188,000         137,240
  Tech Olympic USA Inc.(2)
     (9.000% due 07/01/10)                      375,000         371,250
  TRW Automotive Inc.
     (9.375% due 02/15/13)                      150,000         150,000
  Upm-Kymmene Corp.
     (5.625% due 12/01/14)                      750,000         784,031
  Visteon Corp.
     (8.250% due 08/01/10)                      750,000         759,476
                                                         --------------
                                                              5,783,350
                                                         --------------
CONSUMER NON-DURABLE - 6.40%
  Allied Waste
     (10.000% due 08/01/09)                     375,000         389,063
  Amerigas Partner
     (8.875% due 05/20/11)                      187,000         198,220
  Central Garden & Pet Co.(2)
     (9.125% due 02/01/13)                      188,000         196,460
  CSK Auto Inc.
     (12.000% due 06/15/06)                     375,000         406,875
                                              PRINCIPAL           VALUE

                                                     ------------------
CONSUMER NON-DURABLE - 6.40% (CONTINUED)
  Comcast Corp.
     (5.850% due 01/15/10)                $     250,000  $      258,993
  Del Monte Corp.(2)
     (8.625% due 12/15/12)                      375,000         397,500
  Dial Corp.
     (7.000% due 08/15/06)                      750,000         828,234
  Dimon Inc.
     (9.625% due 10/15/11)                      375,000         410,625
  Dole Food Inc.(2)
     (8.875% due 03/15/11)                      187,000         194,480
  Falconbridge LTD
     (7.350% due 06/05/12)                      375,000         401,448
  Fresh Food, Inc.
     (10.750% due 06/01/06)                     562,000         438,360
  Hexcel Corp.
     (9.750% due 01/15/09)                      375,000         339,375
  Hexcel Corp.(2)
     (9.875% due 10/01/08)                       37,000          38,573
  Remington Arms Co. Inc.(2)
     (10.500% due 02/01/11)                      95,000         101,650
  RH Donnelley Finance Corp.(2)
     (8.875% due 12/15/10)                      187,000         206,168
  RH Donnelley Finance Corp.(2)
     (10.875% due 12/15/12)                     187,000         213,648
  Syratech Corp
     (11.000% due 04/15/07)                     375,000         232,031
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                      760,000         782,498
                                                         --------------
                                                              6,034,201
                                                         --------------
ELECTRIC - 1.82%
  Calpine Corp.
     (8.625% due 08/15/10)                      750,000         416,250
  PSEG Power
     (7.750% due 04/15/11)                    1,125,000       1,297,585
                                                         --------------
                                                              1,713,835
                                                         --------------
ENERGY - 6.92%
  Colorado Gas
     (10.000% due 06/15/05)                     375,000         394,688
  Devon Financing Corp.
     (6.875% due 09/30/11)                      630,000         716,991
  Kern River Funding Corp.(2)
     (6.676% due 07/31/16)                      142,353         155,603
  Louis Dreyfus Nts.
     (6.875% due 12/01/07)                    1,139,000       1,272,757
  Peabody Energy Corp.(2)
     (6.875% due 03/15/13)                      375,000         379,688
  Pemex Master Trust
     (8.500% due 02/15/08)                      750,000         848,438
  Progess Energy Inc.
     (5.850% due 10/30/08)                      750,000         815,144
  Tampa Electric
     (6.875% due 06/15/12)                      760,000         842,104
  Western Oil Sands Inc.
     (8.375% due 05/01/12)                      750,000         780,000
  Williams Co.
     (7.125% due 09/01/11)                      375,000         322,500
                                                         --------------
                                                              6,527,913
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
ENTERTAINMENT & LEISURE - .43%
  MGM Mirage
     (8.375% due 02/01/11)                $     375,000  $      401,250
                                                         --------------
HEALTH CARE - .44%
  Triad Hospitals Holdings
     (11.000% due 05/15/09)                     375,000         414,375
                                                         --------------
INSURANCE - 2.87%
  Farmers Insurance Exchange(2)
     (8.500% due 08/01/04)                      760,000         764,395
  Nationwide Financial Services
     (5.625% due 02/13/15)                    1,125,000       1,147,498
  USF&G Capital
     (8.470% due 01/10/27)                      760,000         792,758
                                                         --------------
                                                              2,704,651
                                                         --------------
MEDIA & CABLE - 1.82%
  Continental Cablevision
     (8.300% due 05/15/06)                      760,000         853,062
  Univision Comm Inc.
     (7.850% due 07/15/11)                      755,000         862,502
                                                         --------------
                                                              1,715,564
                                                         --------------
MEDIA CONGLOMERATE - 1.33%
  News American Holdings Nts.
     (6.625% due 01/09/08)                    1,139,000       1,260,210
                                                         --------------
REAL ESTATE - 5.14%
  Camden Property Trust
     (7.625% due 02/15/11)                      750,000         862,949
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                    1,139,000       1,270,905
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                    1,139,000       1,218,012
  Health Care REIT
     (7.500% due 08/15/07)                      750,000         792,762
  Shurgard Storage Centers
     (5.875% due 03/15/13)                      700,000         705,023
                                                         --------------
                                                              4,849,651
                                                         --------------
TELECOMMUNICATIONS - 7.85%
  360 Communications Sr. Nts.
     (6.650% due 01/15/08)                      750,000         843,206
                                              PRINCIPAL           VALUE

                                                     ------------------
TELECOMMUNICATIONS - 7.85% (CONTINUED)
  AOL Time Warner Inc.
     (6.875% due 05/01/12)                $     760,000  $      809,645
  AT&T Wireless Services
     (7.875% due 03/01/11)                      375,000         419,420
  Citizens Comunications
     (7.625% due 08/15/08)                      750,000         872,577
  Clear Channel Communications
     (5.750% due 01/15/13)                      625,000         646,054
  GTE North Inc.
     (6.900% due 11/01/08)                      930,000       1,063,945
  Nextel Communications
     (9.375% due 11/15/09                       375,000         393,750
  Qwest Corp.(2)
     (8.875% due 03/15/12)                      375,000         399,375
  Sprint Capital Corp.
     (6.000% due 01/15/07)                      750,000         757,500
  Talton Holdings Inc. Sr. Nts.
     (11.000% due 06/30/07)                     375,000         153,750
  Telus Corp.
     (8.000% due 06/01/11)                      750,000         795,000
  WorldCom Inc.
     (7.500% due 05/15/11)                      950,000         254,125
                                                         --------------
                                                              7,408,347
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $45,524,990)                                    46,023,333
                                                         --------------
SHORT-TERM INVESTMENTS - 3.31%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 3.31%                                  3,120,105       3,120,105
                                                         --------------
    Total Short-Term Investments
       (cost $3,120,105)                                      3,120,105
                                                         --------------
TOTAL INVESTMENTS - 98.29%
  (cost $91,380,702)(1)                                      92,728,878
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 25.84%                                        24,372,836
                                                         --------------
OTHER ASSETS AND LIABILITIES - (24.13%)                     (22,761,771)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   94,339,943
                                                         ==============

-------------

(1) For federal income tax purposes, cost is $91,380,702 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $5,013,874 and ($3,665,697), respectively.
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                         SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 27.35%
U.S. TREASURY NOTES & BONDS - 27.35%
  3.875% due 06/30/03                     $   2,000,000  $    2,013,672
  5.750% due 11/15/05                         2,000,000       2,201,954
  4.625% due 05/15/06                         1,000,000       1,077,656
  3.500% due 11/15/06                         2,000,000       2,084,218
  4.375% due 05/15/07                         1,000,000       1,073,789
  3.250% due 08/15/07                         1,000,000       1,027,422
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $9,131,803)                                      9,478,711
                                                         --------------

U.S. AGENCY OBLIGATIONS - 23.73%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 23.73%
  5.250% due 02/15/04                         2,000,000       2,070,124
  3.625% due 10/15/04                         1,500,000       1,548,338
  2.875% due 09/15/05                         2,000,000       2,046,190
  2.875% due 10/15/05                         2,500,000       2,559,855
                                                         --------------
    Total U.S. Agency Obligations
       (cost $8,065,282)                                      8,224,507
                                                         --------------

MORTGAGE-BACKED SECURITIES - 12.03%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 11.94%
  4.500% due 03/01/17                         1,843,853       1,872,715
  1.875% due 12/15/04                         2,250,000       2,264,729
                                                         --------------
                                                              4,137,444
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - .09%
  9.500% due 09/15/09                            26,827          29,803
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $4,010,321)                                      4,167,247
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 30.31%
  FHR 2359 PA (6.000% due 08/15/10)       $     904,641  $      910,593
  FHR 2447 LG (5.500% due 12/15/13)           1,711,251       1,748,111
  FHR 2439 SC (16.368% due 07/15/28)            620,297         678,237
  FHR 2534 MF (1.680% due 09/15/30)           2,967,785       2,971,721
  FHR 2550 FI (1.630% due 11/15/32)           2,477,983       2,479,371
  FNCN PL 254340 (5.500% due 05/01/12)        1,057,530       1,115,256
  FNR 1993-157E (0.000% due 05/25/22)           359,046         356,025
  GNR 2001-63 SA (19.587% due 12/16/26)         234,443         240,216
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $10,512,101)                                    10,499,530
                                                         --------------

SHORT-TERM INVESTMENTS - 5.73%
VARIABLE RATE DEMAND NOTES - 2.85%
  Northern Instl Govenment
     (1.043% due 12/31/31)                      987,361         987,361
                                                         --------------
U.S. TREASURY BILL - 2.88%
  U.S. Treasury Bill (1.660% due
     04/17/03)                                1,000,000         999,484
                                                         --------------
    Total Short-Term Investments
       (cost $1,986,845)                                      1,986,845
                                                         --------------
TOTAL INVESTMENTS - 99.15%
  (cost $33,706,352)(1)                                      34,356,840
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 27.46%                                         9,515,687
                                                         --------------
OTHER ASSETS AND LIABILITIES - (26.61%)                      (9,219,585)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   34,652,942
                                                         ==============

-------------

(1) For federal income tax purposes, cost is $33,706,352 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $691,057 and ($40,567), respectively.
(2) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   HIGH YIELD BOND FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                                 SHARES           VALUE

                                                     ------------------
COMMON STOCKS - .52%
INDUSTRIAL EQUIPMENT - .52%
  International Knife & Saw Corp.+                5,555  $       94,435
                                                         --------------
    Total Common Stocks
       (cost $1,000,000)                                         94,435
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY OBLIGATIONS - 7.01%
U.S. TREASURY NOTE - 7.01%
  2.000% due 11/30/04                     $   1,250,000  $    1,262,549
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $1,259,853)                                      1,262,549
                                                         --------------
CORPORATE BONDS AND NOTES - 87.91%
AUTO & AUTO PARTS - 3.01%
  CSK Auto Inc. (12.000% due 06/15/06)          500,000         542,500
                                                         --------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 3.12%
  RH Donnelley Financial Corp.
     (8.875% due 12/15/10)(2)                   250,000         275,625
    (10.875% due 12/15/12)(2)                   250,000         285,625
                                                         --------------
                                                                561,250
                                                         --------------
CHEMICAL - 5.37%
  Equistar Chemical(2) (10.125% due
     09/01/08)                                  500,000         482,500
  Lyondell Chemical (9.500% due
     12/15/08)                                  500,000         485,000
                                                         --------------
                                                                967,500
                                                         --------------
CONSUMER CYCLICAL - 1.45%
  Northwest Pipeline Corp.(2) (8.125%
     due 03/01/10)                              250,000         261,250
                                                         --------------
CONSUMER NON-DURABLE - 17.33%
  Central Garden & Pet Co.(2) (9.125%
     due 02/01/13)                              250,000         261,250
  Del Monte Corp.(2) (8.625% due
     12/15/12)                                  500,000         530,000
  Dimon Inc. (9.625% due 10/15/11)              500,000         547,500
  Dole Food Inc.(2) (8.875% due
     03/15/11)                                  250,000         260,000
  Fresh Food, Inc. (10.750% due
     06/01/06)                                  750,000         585,000
  Hexcel Corp.(2) (9.875% due 10/01/08)          50,000          52,125
  Hexcel Corp. (9.750% due 01/15/09)            500,000         452,500
  Remington Arms Co Inc.(2) (10.500% due
     02/01/11)                                  125,000         133,750
  TRW Automotive Inc.(2) (9.375% due
     02/15/13)                                  300,000         300,000
                                                         --------------
                                                              3,122,125
                                                         --------------
ELECTRONICS - 3.08%
  Flextronics International Ltd (9.875%
     due 07/01/10)                              500,000         554,375
                                                         --------------
ENERGY - 15.44%
  Amerigas Partner (8.875% due 05/20/11)        500,000         530,000
                                              PRINCIPAL           VALUE

                                                     ------------------
ENERGY - 15.44% (CONTINUED)
  Chesapeake Energy (9.000% due
     08/15/12)                            $     250,000  $      271,250
  Colorado International Gas (10.000%
     due 06/15/05)                              500,000         526,250
  Peabody Energy Corp.(2) (6.875% due
     03/15/13)                                  500,000         506,250
  Western Oil Sands Inc. (8.375% due
     05/01/12)                                  500,000         520,000
  Williams Co. (7.125% due 09/01/11)            500,000         430,000
                                                         --------------
                                                              2,783,750
                                                         --------------
ENTERAINMENT & LEISURE - 1.01%
  Park-Ohio Industries (9.250% due
     12/01/07)                                  250,000         182,500
                                                         --------------
HEALTH CARE - 2.97%
  Hanger Orthopedic Group (10.375% due
     02/15/09)                                  500,000         535,000
                                                         --------------
HOMEBUILDING - 5.43%
  Tech Olympic USA Inc. (9.000% due
     07/01/10)                                  500,000         495,000
  WCI Communities Inc. Sr. Sub Nts.
     (9.125% due 05/01/12)                      500,000         482,500
                                                         --------------
                                                                977,500
                                                         --------------
HOTEL & GAMING - 5.95%
  Hollywood Casino Sr. Nt. (11.250% due
     05/01/07)                                  500,000         537,500
  MGM Mirage (8.375% due 02/01/11)              500,000         535,000
                                                         --------------
                                                              1,072,500
                                                         --------------
INDUSTRIAL EQUIPMENT - 2.06%
  Syratech Corp. (11.000% due 04/15/07)         600,000         371,250
                                                         --------------
METALS & FABRICATION - 1.80%
  International Wire Group Inc.
     (11.750% due 06/01/05)                     500,000         325,000
                                                         --------------
SERVICES - 2.88%
  Allied Waste Industries, Inc. (10.000%
     due 08/01/09)                              500,000         518,750
                                                         --------------
TELECOMMUNICATIONS - 13.67%
  AT&T Wireless Services (7.875% due
     03/01/11)                                  500,000         559,226
  Dobson Communications (10.875% due
     07/01/10)                                  500,000         502,500
  Nextel Communications (9.375% due
     11/15/09)                                  250,000         262,500
  Talton Holdings Inc. Sr. Nts. (11.000%
     due 06/30/07)                              500,000         205,000
  WorldCom Inc. (7.500% due 05/15/11)         1,000,000         267,500
  WorldCom Inc. (8.250% due 05/15/31)           500,000         133,750
  Qwest Corp.(2) (8.875% due 03/15/12)          500,000         532,500
                                                         --------------
                                                              2,462,976
                                                         --------------
TRANSPORTATION - 2.31%
  American Airline (9.710% due 01/02/07)        378,135          59,462
  Jet Equipment(2) (7.630% due 08/15/12)        805,625         355,925
                                                         --------------
                                                                415,387
                                                         --------------
UTILITIES - 1.03%
  Calpine Corp. (8.500% due 02/15/11)         1,000,000         184,800
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $16,653,474)                                    17,100,962
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                               HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS - 2.55%
NORTHERN TRUST DIVERSIFIED ASSETS
FUND - 2.55%                              $     459,217  $      459,217
                                                         --------------
    Total Short-Term Investments
       (cost $459,217)                                          459,217
                                                         --------------
TOTAL INVESTMENTS - 97.99%
   (cost $19,372,544)(1)                                     17,654,614
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 46.53%                                         8,382,738
                                                         --------------
OTHER ASSETS AND LIABILITIES - (44.52%)                      (8,021,281)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   18,016,071
                                                         ==============

-------------

+    Illiquid
(1) For federal income tax purposes, cost is $19,528,424 and gross unrealized appreciation and depreciation of securities as of March 31, 2003 was $667,518 and ($2,541,327), respectively.
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2003 (UNAUDITED)

                                               PRINCIPAL           VALUE

                                                     -------------------
SHORT-TERM INVESTMENTS - 99.75%
COMMERCIAL PAPER - 99.75%
  American Honda Finance
     (1.384% due 06/11/03)                $    3,000,000  $    3,000,445
  Bayerische Landesbk
     (1.280% due 05/20/03)                     2,000,000       1,999,699
  BP Capital Markets
     (1.310% due 09/11/03)                     2,000,000       2,000,269
  Caterpillar Financial
     (1.510% due 11/04/03)                     1,800,000       1,802,447
  Charta Corporation
     (1.270% due 04/03/03)                     5,000,000       4,999,647
  Credit Agricole Indosuez
     (2.680% due 04/16/03)                     4,000,000       4,001,062
  Depfa Bank (1.330% due 04/09/03)             5,000,000       5,000,000
  Dresdner Bank (2.080% due 07/15/03)          4,000,000       4,000,570
  Federal Home Loan Bank Notes
     (1.400% due 03/05/04)                     3,500,000       3,500,000
  Federal Home Loan Bank Notes
     (1.440% due 03/10/04)                     3,000,000       3,000,000
  Federal Home Loan Bank Notes
     (1.430% due 03/30/04)                     2,000,000       2,000,000
  Federal Home Loan Bank Notes
     (1.180% due 04/08/04)                     4,000,000       4,000,000
  Federal National Mortgage Corp.
     (1.400% due 04/19/04)                     1,200,000       1,200,000
  Federal National Mortgage Assistance
     Notes (5.125% due 02/13/04)               1,800,000       1,859,215
  Federal National Mortgage Assistance
     Notes (1.500% due 01/14/04)               5,000,000       4,996,300
  Federal National Mortgage Assistance
     Notes (4.500% due 06/15/03)               5,000,000       5,032,452
  General Electric Cap Corp.
     (1.270% due 04/29/03)                     3,000,000       2,997,037
  General Electric Cap Corp.
     (1.330% due 01/28/04)                     2,500,000       2,500,841
                                               PRINCIPAL           VALUE

                                                     -------------------
COMMERCIAL PAPER - 99.75% (CONTINUED)
  International Lease Finance Corp.
     (1.220% due 06/05/03)                $    4,000,000  $    3,991,189
  Jupiter Securitization Corp.
     (1.250% due 04/15/03)                     4,000,000       3,998,056
  Lake Constance Funding
     (1.270% due 05/09/03)                     5,000,000       4,993,297
  Morgan Stanley (1.340% due 06/04/03)         5,000,000       5,000,000
  Nordea (Finland) YCD
     (1.260% due 09/10/03)                     3,000,000       2,999,599
  Northern Rock (1.275% due 04/14/03)          5,000,000       4,997,698
  Park Avenue Receivables
     (1.400% due 04/01/03)                     5,000,000       5,000,000
  Pfizer (1.250% due 04/23/03)                 5,000,000       4,996,181
  Quincy Capital (1.260% due 04/01/03)         2,000,000       2,000,000
  Quincy Capital (1.265% due 04/04/03)         1,800,000       1,799,808
  Salomon Smith Barney Holding
     (1.599% due 04/28/03)                     5,000,000       5,000,000
  Shefield Receivables Corp.
     (1.430% due 04/01/03)                     1,490,000       1,490,000
  Shefield Receivables Corp.
     (1.280% due 04/28/03)                     3,800,000       3,796,352
  Swedish National
     (1.380% due 05/19/03)                     5,000,000       4,990,800
  Toyota Motor Credit
     (1.358% due 05/07/03)                     3,000,000       3,000,203
  Transamerica Finance Group
     (1.270% due 04/16/03)                     4,000,000       3,997,883
  Uniliever Capital Corp.
     (6.750% due 11/01/03)                     1,000,000       1,032,235
  Wells Fargo & Co.
     (4.250% due 08/15/03)                     2,500,000       2,526,422
                                                          --------------
    Total Short-Term Investments
       (cost $123,499,707)                                   123,499,707
                                                          --------------
TOTAL INVESTMENTS - 99.75%
   (cost $123,499,707)                                       123,499,707
                                                          --------------
OTHER ASSETS AND LIABILITIES - .25%                              312,609
                                                          --------------
TOTAL NET ASSETS - 100.00%                                $  123,812,316
                                                          ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
MARCH 31, 2003 (UNAUDITED)

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The shares of Summit Mutual Funds are offered without sales charge to institutional and retail investors. These funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser). Summit Mutual Funds Apex Series' shares are offered in thirteen different funds - S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (individually "Fund", collectively "Funds"). The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, and EAFE International Index Fund seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. Common Stocks, as presented by the S&P 500 Index. The Total Social Impact Fund also seeks to promote better business practices by investing more in companies in the S&P 500 Index that conduct their business commendably with respect to their stakeholders. The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Funds' distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Therefore, no provision for income or excise taxes has been recorded. The S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Bond Fund, and High Yield Bond Fund have a capital loss carry forward of $8,929,938, $1,402,922, $902,264, $5,886,321, $979,299,
$193,993, $949,048, $1,865,967, and $20,648,774, respectively, which can be carried forward through 2010.

                                                             TAX CHARACTER OF DISTRIBUTIONS PAID
                           -------------------------------------------------------------------------------------------------------
                                  YEAR ENDED SEPTEMBER 30, 2002                       YEAR ENDED SEPTEMBER 30, 2001
                           -------------------------------------------  ----------------------------------------------------------
                             ORDINARY       LONG-TERM        TOTAL        ORDINARY       LONG-TERM      RETURN OF        TOTAL
FUND                          INCOME      CAPITAL GAINS  DISTRIBUTIONS     INCOME      CAPITAL GAINS     CAPITAL     DISTRIBUTIONS
----                       -------------  -------------  -------------  -------------  -------------  -------------  -------------
S&P 500 Index Fund         $    857,843   $         --   $    857,843   $    855,524   $         --   $         --   $    855,524
S&P MidCap 400 Index Fund        67,577             --         67,577        313,193         45,207             --        358,400
Russell 2000 Small Cap
  Index Fund                    108,180             --        108,180        140,185         19,344             --        159,529
Nasdaq-100 Index Fund                --             --             --         43,264             --         17,004         60,268
EAFE International Index
  Fund                           74,811             --         74,811         49,013             --             --         49,013
Total Social Impact Fund         20,770             --         20,770         10,013             --             --         10,013
Balanced Index Fund             808,552             --        808,552        933,193         14,280             --        947,473
Lehman Aggregate Bond
  Index Fund                  1,011,382        237,602      1,248,984        986,729             --             --        986,729
Everest Fund                  2,937,381      1,404,058      4,341,439      1,693,588          2,916             --      1,696,504
Bond Fund                     6,251,817        101,446      6,353,263      5,577,102             --             --      5,577,102
Short-term Government
  Fund                          865,545         22,004        887,549        698,093             --             --        698,093
High Yield Bond Fund          1,740,762             --      1,740,762        136,762             --             --        136,762
Money Market Fund             1,535,438             --      1,535,438      3,628,808             --             --      3,628,808

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--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                         TAX BASIS OF DISTRIBUTABLE EARNINGS
                                              AS OF SEPTEMBER 30, 2002
                                     -------------------------------------------
                                     UNDISTRIBUTED  UNDISTRIBUTED
                                       ORDINARY       LONG-TERM     UNREALIZED
FUND                                    INCOME          GAINS      APPRECIATION
----                                 -------------  -------------  -------------
S&P 500 Index Fund                   $  1,115,870   $         --   $         --
S&P MidCap 400 Index Fund                  93,304             --             --
Russell 2000 Small Cap Index Fund          81,140             --             --
Nasdaq-100 Index Fund                          --             --             --
EAFE International Index Fund             125,173             --             --
Total Social Impact Fund                   25,231             --             --
Balanced Index Fund                       100,066             --             --
Lehman Aggregate Bond Index Fund          120,722        110,508        807,403
Everest Fund                              600,806        303,294             --
Bond Fund                                 822,061             --      1,231,702
Short-term Government Fund                132,833        153,870        682,439
High Yield Bond Fund                      208,379             --             --
Money Market Fund                              --             --             --

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Funds, except Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

FOREIGN CURRENCY - Summit Mutual Fund's accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

     86
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                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

       (a) for the S&P 500 Index Fund - .30% of the current value of net assets;

       (b) for the S&P MidCap 400 Index Fund - .30% of the current value of net assets;

       (c) for the Russell 2000 Small Cap Index Fund - .35% of the current value of net assets;

       (d) for the Nasdaq-100 Index Fund - .35% of the current value of net assets;

       (e) for the EAFE International Index Fund - .56% of the current value of net assets;

       (f) for the Total Social Impact Fund - .45% of the current value of net assets;

       (g)  for the Balanced Index Fund - .30% of current value of net assets;

       (h) for the Lehman Aggregate Bond Index Fund - .30% of the current value of net assets;

       (i)  for the Everest Fund - .64% of the current value of net assets;

       (j)  for the Bond Fund - .47% of the current value of net assets;

       (k) for the Short-term Government Fund - .45% of the current value of net assets;

       (l) for the High Yield Bond Fund - .65% of the current value of net assets;

       (m) for the Money Market Fund - .35% of the current value of net assets.

The Agreement provides that if the total operating expenses of the Everest and Bond Fund, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the respective average daily net assets, the Adviser will reimburse these funds for such expense, up to the amount of the advisory fee for that year. The Adviser will pay expenses of the Short-term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of the Fund's net assets. The Adviser will pay expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund, the Total Social Impact Fund, and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of these Fund's net assets. The Adviser will pay expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of the Fund's net assets. The Adviser will pay expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of the Fund's net assets. The Adviser will pay expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of the Fund's net assets.

ADMINISTRATION FEES - The Fund pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund at an annual rate .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ended November 9, 2002, .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index, Lehman Aggregate Bond Index, and Money Market Funds.

WAIVERS - For the period ended March 31, 2003, the Adviser waived for the S&P 500 Index Fund $6,219, S&P MidCap 400 Index Fund $1,024, Russell 2000 Small Cap Index Fund $826, Nasdaq-100 Index Fund $376, EAFE International Index Fund $853, Total Social Impact Fund $184, Balanced Index Fund $1,154, Lehman Aggregate Bond Index Fund $962, and Money Market Fund $6,927, and the Adviser reimbursed fees for the S&P MidCap 400 Index Fund $23,872, Russell 2000 Small Cap Index Fund $35,898, Nasdaq-100 Index Fund $39,129, EAFE International Index Fund $58,435, Total Social Impact Fund $41,021, Balanced Index Fund $20,755, Lehman Aggregate Bond Index Fund $20,364, Short-term Government Fund $13,400, and Money Market Fund $68,831.

                                                                        87
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   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

NOTE 3 - MULTIPLE CLASSES OF SHARES

On July 1, 2002, the Nasdaq-100, Total Social Impact, and Everest Funds began offering a second class of shares (Class F). The number of Class F shares authorized for each of these funds is 20,000,000 with a par value of $.10. As of March 31, 2003, the number of shares outstanding and the NAV for Nasdaq-100, Total Social Impact, and Everest Fund Class F were 354.11 at $13.60, 135.11 at $32.10, and 99.34 at $41.03, respectively.

The Class F shares are subject to a Distribution and Shareholder Service Plan ("12b-1 Plan"), which was approved by the Funds' Board of Directors on March 1, 2002. The 12b-1 Plan provides that each Distribution Plan Class shall pay to the Company's Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Distribution Plan Class shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of each Distribution Plan Class. Since the fee is paid out of the assets or income of the Distribution Plan Class on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. For the period ended March 31, 2003, all Class F shares purchased and outstanding were held by an affiliate of the advisor. Nasdaq-100 Index Fund Class F had no distributions of income or capital gains, for the period ended March 31, 2003. Distributions of income were in the amounts of $28.60 for Everest Fund Class F and $17.51 for Total Social Impact Fund Class F. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets. Class F total returns for the period ended March 31, 2003 were 21.75%, 4.69%, and 3.68% for Nasdaq-100, Total Social Impact, and Everest Funds, respectively.

NOTE 4 - FUTURES CONTRACTS AND FUND SECURITIES LOANED

Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The S&P MidCap 400 Index,

Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Total Social Impact, Balanced Index Fund, Lehman Aggregate Bond Index, and Everest Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms of the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

     88
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                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - FUTURES CONTRACTS AND FUND SECURITIES LOANED (CONTINUED)

The Funds (except the Total Social Impact and Money Market Funds) lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

As of March 31, 2003, the market value of the securities on loan and the collateral purchased with the cash received and held is as follows:

FUND                                      SECURITIES LOANED   COLLATERAL
----                                      -----------------  -------------
S&P 500 Index Fund                           $ 1,874,264        1,979,594
S&P MidCap 400 Index Fund                      1,161,809        1,213,000
Russell 2000 Small Cap Index Fund              2,678,327        2,827,443
Nasdaq-100 Index Fund                            889,028          943,522
EAFE International Index Fund                  1,490,803        1,625,727
Balanced Index Fund                            2,841,464        2,896,565
Lehman Aggregate Bond Index Fund               7,602,430        7,705,423
Everest Fund                                     487,720          520,600
Bond Fund                                     23,923,530       24,372,836
Short-term Government Fund                     9,393,817        9,515,687
High Yield Bond Fund                           8,199,192        8,382,738

NOTE 5 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended March 31, 2003, excluding short-term obligations, are as follows:

                                                    S&P       RUSSELL 2000
                                   S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                 INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $ 10,171,424   $  1,011,473   $     90,573   $  1,881,563
        U.S. Government
           Securities                     --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $ 10,171,424   $  1,011,473   $     90,573   $  1,881,563
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $  1,286,414   $    836,102   $    195,180   $    581,905
        U.S. Government
           Securities                     --             --             --             --
        Corporate Bonds                   --             --             --             --
                                ------------   ------------   ------------   ------------
                                $  1,286,414   $    836,102   $    195,180   $    581,905
                                ============   ============   ============   ============

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   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                    EAFE           TOTAL                         LEHMAN
                                INTERNATIONAL  SOCIAL IMPACT    BALANCED     AGGREGATE BOND
                                 INDEX FUND        FUND        INDEX FUND      INDEX FUND
                                -------------  -------------  -------------  --------------
Total Cost of Purchases of:
        Common Stocks           $      4,401   $     21,798   $    363,073    $         --
        U.S. Government
           Securities                     --             --      1,987,795      17,965,357
        Corporate Bonds                   --             --        174,573       2,466,138
                                ------------   ------------   ------------    ------------
                                $      4,401   $     21,798   $  2,525,441    $ 20,431,495
                                ============   ============   ============    ============

Total Proceeds from Sales of:
        Common Stocks           $    103,227   $     16,746   $    104,261    $         --
        U.S. Government
           Securities                     --             --      1,670,195      12,696,930
        Corporate Bonds                   --             --        989,634         634,187
                                ------------   ------------   ------------    ------------
                                $    103,227   $     16,746   $  2,764,090    $ 13,331,117
                                ============   ============   ============    ============

                                                               SHORT-TERM        HIGH
                                   EVEREST         BOND        GOVERNMENT        YIELD
                                    FUND           FUND           FUND           FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $  5,766,214   $         --   $         --   $         --
        U.S. Government
           Securities                     --     33,376,019     16,345,833      4,831,190
        Corporate Bonds                   --     43,939,805             --     12,739,357
                                ------------   ------------   ------------   ------------
                                $  5,766,214   $ 77,315,824   $ 16,345,833   $ 17,570,547
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $  8,200,929   $         --   $         --   $         --
        U.S. Government
           Securities                     --     47,260,437      6,788,836      3,568,677
        Corporate Bonds                   --     36,693,645             --     12,985,089
                                ------------   ------------   ------------   ------------
                                $  8,200,929   $ 83,954,082   $  6,788,836   $ 16,553,766
                                ============   ============   ============   ============

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                  S&P 500 INDEX FUND
                           SIX MONTHS ENDED                                  PERIOD FROM
                              MARCH 31,              YEAR ENDED           APRIL 3, 2000(1)
                             (UNAUDITED)           SEPTEMBER 30,          TO SEPTEMBER 30,
                           ----------------  --------------------------  -------------------
                                 2003            2002          2001             2000
                           ----------------  ------------  ------------  -------------------
Net Assets Value,
  Beginning of period         $  27.45        $  34.90      $  48.00          $  50.00
                              --------        --------      --------          --------
Investment Activities:
  Net investment income /
      (loss)                       .18             .35           .40               .20
  Net realized and
      unrealized gain /
      (loss)                      1.14           (7.57)       (13.25)            (2.05)
                              --------        --------      --------          --------
Total from Investment
    Activities                    1.32           (7.22)       (12.85)            (1.85)
                              --------        --------      --------          --------
Distributions:
  Net investment income           (.37)           (.23)         (.25)             (.15)
  Return of capital                 --              --            --                --
  Net realized gains                --              --            --                --
                              --------        --------      --------          --------
Total Distributions               (.37)           (.23)         (.25)             (.15)
                              --------        --------      --------          --------
Net Asset Value,
    End of Period             $  28.40        $  27.45      $  34.90          $  48.00
                              ========        ========      ========          ========

Total Return (Note 3)             4.74%         (20.88%)      (26.88%)           (3.71%)

RATIOS / SUPPLEMENTAL
    DATA:
Ratio of Expenses to
    Average Net Assets -
    Net(2)                        0.52%(3)        0.49%         0.42%             0.40%(3)

Ratio of Expenses to
    Average Net Assets -
    Gross                         0.53%(3)        0.53%         0.43%             0.42%(3)

Ratio of Net Investment
    Income / (Loss) to
    Average Net Assets            1.36%(3)        1.01%         0.87%             0.82%(3)

Portfolio Turnover Rate           2.21%(3)        2.52%         4.52%            17.82%(3)

Net Assets, End of Period
    (000's)                   $124,069        $110,001      $129,931          $160,899

                                               S&P MIDCAP 400 INDEX FUND
                           SIX MONTHS ENDED                                  PERIOD FROM
                              MARCH 31,              YEAR ENDED           APRIL 3, 2000(1)
                             (UNAUDITED)           SEPTEMBER 30,          TO SEPTEMBER 30,
                           ----------------  --------------------------  -------------------
                                 2003            2002          2001             2000
                           ----------------  ------------  ------------  -------------------
Net Assets Value,
  Beginning of period          $ 39.82         $ 42.25       $ 53.55          $ 50.00
                               -------         -------       -------          -------
Investment Activities:
  Net investment income /
      (loss)                       .15             .24           .40              .25
  Net realized and
      unrealized gain /
      (loss)                       .22           (2.49)       (10.90)            3.45
                               -------         -------       -------          -------
Total from Investment
    Activities                     .37           (2.25)       (10.50)            3.70
                               -------         -------       -------          -------
Distributions:
  Net investment income           (.29)           (.18)         (.35)            (.15)
  Return of capital                 --              --            --               --
  Net realized gains                --              --          (.45)              --
                               -------         -------       -------          -------
Total Distributions               (.29)           (.18)         (.80)            (.15)
                               -------         -------       -------          -------
Net Asset Value,
    End of Period              $ 39.90         $ 39.82       $ 42.25          $ 53.55
                               =======         =======       =======          =======
Total Return (Note 3)             0.89%          (5.41%)      (19.81%)           7.41%
RATIOS / SUPPLEMENTAL
    DATA:
Ratio of Expenses to
    Average Net Assets -
    Net(2)                        0.60%(3)        0.60%         0.59%            0.59%(3)
Ratio of Expenses to
    Average Net Assets -
    Gross                         0.86%(3)        0.85%         0.80%            0.78%(3)
Ratio of Net Investment
    Income / (Loss) to
    Average Net Assets            0.66%(3)        0.54%         0.90%            1.09%(3)
Portfolio Turnover Rate          10.12%(3)       15.62%        39.02%           96.90%(3)
Net Assets, End of Period
    (000's)                    $19,881         $19,202       $14,234          $24,015

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

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   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                RUSSELL 2000 SMALL CAP INDEX FUND
                           SIX MONTHS ENDED                                      PERIOD FROM
                              MARCH 31,             YEAR ENDED              DECEMBER 29, 1999(1)
                             (UNAUDITED)          SEPTEMBER 30,               TO SEPTEMBER 30,
                           ----------------  ------------------------  -------------------------------
                                 2003           2002         2001                   2000
                           ----------------  -----------  -----------  -------------------------------
Net Assets Value,
   Beginning of period         $ 37.48        $ 41.80      $ 53.65                $ 50.00
                               -------        -------      -------                -------
Investment Activities:
  Net investment income /
     (loss)                        .15            .30          .45                    .25
  Net realized and
     unrealized gain /
     (loss)                        .25          (4.37)      (11.85)                  3.60
                               -------        -------      -------                -------
Total from Investment
   Activities                      .40          (4.07)      (11.40)                  3.85
                               -------        -------      -------                -------
Distributions:
  Net investment income           (.27)          (.25)        (.40)                  (.20)
  Return of capital                 --             --           --                     --
  Net realized gains                --             --         (.05)                    --
                               -------        -------      -------                -------
Total Distributions               (.27)          (.25)        (.45)                  (.20)
                               -------        -------      -------                -------
Net Asset Value,
   End of Period               $ 37.61        $ 37.48      $ 41.80                $ 53.65
                               =======        =======      =======                =======

Total Return (Note 3)             1.03%         (9.88%)     (21.40%)                 7.70%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         0.75%(3)       0.75%        0.75%                  0.75%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                          1.21%(3)       1.21%        1.17%                  1.69%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             0.79%(3)       0.63%        0.97%                  1.05%(3)

Portfolio Turnover Rate           1.20%(3)      28.12%       42.59%                 67.92%(3)

Net Assets, End of Period
   (000's)                     $16,246        $15,464      $17,761                $15,889

                                                             NASDAQ-100 INDEX FUND
                           SIX MONTHS ENDED                                                    PERIOD FROM
                              MARCH 31,                    YEAR ENDED                     DECEMBER 29, 1999(1)
                             (UNAUDITED)                 SEPTEMBER 30,                      TO SEPTEMBER 30,
                           ----------------  --------------------------------------  -------------------------------
                                 2003               2002                2001                      2000
                           ----------------  ------------------  ------------------  -------------------------------
Net Assets Value,
   Beginning of period         $11.18             $15.85              $49.55                    $ 50.00
                               ------             ------              ------                    -------
Investment Activities:
  Net investment income /
     (loss)                      (.01)                --                 .05                        .25
  Net realized and
     unrealized gain /
     (loss)                      2.45              (4.67)             (33.55)                      (.55)
                               ------             ------              ------                    -------
Total from Investment
   Activities                    2.44              (4.67)             (33.50)                      (.30)
                               ------             ------              ------                    -------
Distributions:
  Net investment income            --                 --                (.15)                      (.15)
  Return of capital                --                 --                (.05)                        --
  Net realized gains               --                 --                  --                         --
                               ------             ------              ------                    -------
Total Distributions                --                 --                (.20)                      (.15)
                               ------             ------              ------                    -------
Net Asset Value,
   End of Period               $13.62             $11.18              $15.85                    $ 49.55
                               ======             ======              ======                    =======
Total Return (Note 3)           21.82%            (29.46%)            (67.85%)                    (0.62%)
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         .65%(3)           0.65%               0.65%                      0.61%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                         1.60%(3)           1.35%               1.14%                      1.14%(3)
Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets           (0.23%)(3)         (0.17%)              0.10%                      1.09%(3)
Portfolio Turnover Rate         18.14%(3)           1.94%              13.94%                    113.32%(3)
Net Assets, End of Period
   (000's)                     $9,155             $6,430              $7,406                    $13,093

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                              EAFE INTERNATIONAL INDEX FUND
                           SIX MONTHS ENDED                              PERIOD FROM
                              MARCH, 31         YEAR ENDED          DECEMBER 28, 2000(1)
                             (UNAUDITED)      SEPTEMBER 30,             SEPTEMBER 30,
                           ----------------  ----------------  -------------------------------
                                 2003              2002                     2001
                           ----------------  ----------------  -------------------------------
Net Assets Value,
   Beginning of period         $ 30.61           $ 36.90                  $ 50.00
                               -------           -------                  -------
Investment Activities:
  Net investment income /
     (loss)                        .11               .24                      .25
  Net realized and
     unrealized gain /
     (loss)                       (.97)            (6.38)                  (13.25)
                               -------           -------                  -------
Total from Investment
   Activities                     (.86)            (6.14)                  (13.00)
                               -------           -------                  -------
Distributions:
  Net investment income           (.23)             (.15)                    (.10)
  Return of capital                 --                --                       --
  Net realized gains                --                --                       --
                               -------           -------                  -------
Total Distributions               (.23)             (.15)                    (.10)
                               -------           -------                  -------
Net Asset Value,
   End of period               $ 29.52           $ 30.61                  $ 36.90
                               =======           =======                  =======

Total Return (Note 3)            (2.87%)          (16.73%)                 (26.04%)

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         1.25%(3)          1.25%                    1.25%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                          1.97%(3)          1.67%                    1.55%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             0.80%(3)          0.65%                    0.77%(3)

Portfolio Turnover Rate           0.06%(3)         20.12%                    0.58%(3)

Net Assets, End of Period
   (000's)                     $15,734           $15,553                  $17,911

                                                TOTAL SOCIAL IMPACT FUND
                           SIX MONTHS ENDED                              PERIOD FROM
                              MARCH, 31         YEAR ENDED          DECEMBER 28, 2000(1)
                             (UNAUDITED)      SEPTEMBER 30,             SEPTEMBER 30,
                           ----------------  ----------------  -------------------------------
                                 2003              2002                     2001
                           ----------------  ----------------  -------------------------------
Net Assets Value,
   Beginning of period         $30.80            $38.95                    $50.00
                               ------            ------                    ------
Investment Activities:
  Net investment income /
     (loss)                       .18               .28                       .25
  Net realized and
     unrealized gain /
     (loss)                      1.32             (8.22)                   (11.20)
                               ------            ------                    ------
Total from Investment
   Activities                    1.50             (7.94)                   (10.95)
                               ------            ------                    ------
Distributions:
  Net investment income          (.34)             (.21)                     (.10)
  Return of capital                --                --                        --
  Net realized gains               --                --                        --
                               ------            ------                    ------
Total Distributions              (.34)             (.21)                     (.10)
                               ------            ------                    ------
Net Asset Value,
   End of period               $31.96            $30.80                    $38.95
                               ======            ======                    ======
Total Return (Note 3)            4.82%           (20.55%)                  (21.94%)
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                        0.75%(3)          0.75%                     0.75%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                         3.12%(3)          2.29%                     2.57%(3)
Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets            1.10%(3)          0.72%                     0.79%(3)
Portfolio Turnover Rate          1.03%(3)          3.82%                   0.62(3)
Net Assets, End of Period
   (000's)                     $3,348            $3,251                    $3,921

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                 BALANCED INDEX FUND
                           SIX MONTHS ENDED                                PERIOD FROM
                              MARCH 31,             YEAR ENDED          APRIL 3, 2000(1)
                             (UNAUDITED)          SEPTEMBER 30,         TO SEPTEMBER 30,
                           ----------------  ------------------------  -------------------
                                 2003           2002         2001             2000
                           ----------------  -----------  -----------  -------------------
Net Assets Value,
  Beginning of period          $ 36.25        $ 41.90      $ 49.35          $ 50.00
                               -------        -------      -------          -------
Investment Activities:
  Net investment income /
     (loss)                        .57           1.23         1.35              .80
  Net realized and
     unrealized gain /
     (loss)                       1.03          (5.55)       (7.35)            (.85)
                               -------        -------      -------          -------
Total from Investment
   Activities                     1.60          (4.32)       (6.00)            (.05)
                               -------        -------      -------          -------
Distributions:
  Net investment income           (.65)         (1.20)       (1.35)            (.60)
  Return of capital                 --             --           --               --
  Net realized gains                --           (.13)        (.10)              --
                               -------        -------      -------          -------
Total Distributions               (.65)         (1.33)       (1.45)            (.60)
                               -------        -------      -------          -------
Net Asset Value,
   End of Period               $ 37.20        $ 36.25      $ 41.90          $ 49.35
                               =======        =======      =======          =======

Total Return (Note 3)             4.40%        (10.72%)     (12.45%)          (0.12%)

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         0.60%(3)       0.60%       .0.60%            0.59%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                          0.80%(3)       0.78%        0.60%            0.60%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             3.01%(3)       2.87%        2.92%            3.13%(3)

Portfolio Turnover Rate          25.98%(3)      16.89%       29.89%           30.16%(3)

Net Assets, End of Period
   (000's)                     $21,318        $21,348      $27,078          $34,140

                                            LEHMAN AGGREGATE BOND INDEX FUND
                           SIX MONTHS ENDED                                    PERIOD FROM
                              MARCH 31,               YEAR ENDED            APRIL 3, 2000(1)
                             (UNAUDITED)            SEPTEMBER 30,           TO SEPTEMBER 30,
                           ----------------  ----------------------------  -------------------
                                 2003            2002           2001              2000
                           ----------------  -------------  -------------  -------------------
Net Assets Value,
  Beginning of period          $ 53.33         $ 53.90        $ 51.10           $ 50.00
                               -------         -------        -------           -------
Investment Activities:
  Net investment income /
     (loss)                       1.03            2.81           3.15              1.55
  Net realized and
     unrealized gain /
     (loss)                        .35             .63           2.80               .70
                               -------         -------        -------           -------
Total from Investment
   Activities                     1.38            3.44           5.95              2.25
                               -------         -------        -------           -------
Distributions:
  Net investment income          (1.26)          (2.89)         (3.10)            (1.15)
  Return of capital                 --              --             --                --
  Net realized gains              (.82)          (1.12)          (.05)               --
                               -------         -------        -------           -------
Total Distributions              (2.08)          (4.01)         (3.15)            (1.15)
                               -------         -------        -------           -------
Net Asset Value,
   End of Period               $ 52.63         $ 53.33        $ 53.90           $ 51.10
                               =======         =======        =======           =======
Total Return (Note 3)             2.66%           6.79%         12.06%             4.55%
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         0.60%(3)        0.60%         .0.59%             0.59%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                          0.81%(3)        0.88%         .0.67%             0.81%(3)
Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             4.17%(3)        5.31%          5.95%             6.29%(3)
Portfolio Turnover Rate         132.75%(3)       74.65%         63.26%            18.43%(3)
Net Assets, End of Period
   (000's)                     $24,087         $16,964        $16,653           $16,290

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                          EVEREST FUND
                           SIX MONTHS ENDED                                      PERIOD FROM
                              MARCH 31,             YEAR ENDED              DECEMBER 29, 1999(1)
                             (UNAUDITED)          SEPTEMBER 30,               TO SEPTEMBER 30,
                           ----------------  ------------------------  -------------------------------
                                 2003           2002         2001                   2000
                           ----------------  -----------  -----------  -------------------------------
Net Assets Value,
  Beginning of period          $ 39.85        $ 54.35      $ 51.30                $ 50.00
                               -------        -------      -------                -------
Investment Activities:
  Net investment income /
     (loss)                        .41            .74          .95                    .40
  Net realized and
     unrealized gain /
     (loss)                       1.15         (11.12)        3.80                   1.20
                               -------        -------      -------                -------
Total from Investment
   Activities                     1.56         (10.38)        4.75                   1.60
                               -------        -------      -------                -------
Distributions:
  Net investment income           (.80)          (.53)        (.70)                  (.30)
  Return of capital                 --             --           --                     --
  Net realized gains                --          (3.59)       (1.00)                    --
                               -------        -------      -------                -------
Total Distributions               (.80)         (4.12)       (1.70)                  (.30)
                               -------        -------      -------                -------
Net Asset Value,
   End of Period               $ 40.61        $ 39.85      $ 54.35                $ 51.30
                               =======        =======      =======                =======

Total Return (Note 3)             3.82%        (21.24%)       9.01%                  3.21%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         1.00%(3)       0.96%        0.78%                  0.81%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                          1.00%(3)       0.96%        0.80%                  0.85%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             1.80%(3)       1.33%        1.67%                  1.51%(3)

Portfolio Turnover Rate          28.56%(3)      66.74%      105.91%                138.39%(3)

Net Assets, End of Period
   (000's)                     $40,658        $42,198      $57,497                $49,440

                                                               BOND FUND
                           SIX MONTHS ENDED                                                  PERIOD FROM
                              MARCH, 31                      YEAR ENDED                   APRIL 3, 2000(1)
                             (UNAUDITED)                   SEPTEMBER 30,                  TO SEPTEMBER 30,
                           ----------------  ------------------------------------------  -------------------
                                 2003                2002                  2001                 2000
                           ----------------  --------------------  --------------------  -------------------
Net Assets Value,
  Beginning of period          $ 50.35            $  51.45              $  50.20              $ 50.00
                               -------            --------              --------              -------
Investment Activities:
  Net investment income /
     (loss)                       1.51                3.10                  3.35                 1.80
  Net realized and
     unrealized gain /
     (loss)                       0.13                (.98)                 1.40                 (.30)
                               -------            --------              --------              -------
Total from Investment
   Activities                     1.64                2.12                  4.75                 1.50
                               -------            --------              --------              -------
Distributions:
  Net investment income          (1.63)              (3.13)                (3.40)               (1.30)
  Return of capital                 --                  --                    --                   --
  Net realized gains                --                (.09)                 (.10)                  --
                               -------            --------              --------              -------
Total Distributions              (1.63)              (3.22)                (3.50)               (1.30)
                               -------            --------              --------              -------
Net Asset Value,
   End of Period               $ 50.36            $  50.35              $  51.45              $ 50.20
                               =======            ========              ========              =======
Total Return (Note 3)             3.34%               4.29%                 9.78%                3.04%
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         0.70%(3)            0.71%                .0.61%                0.64%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                          0.70%(3)            0.71%                .0.62%                0.66%(3)
Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             5.84%(3)            6.17%                 6.72%                7.19%(3)
Portfolio Turnover Rate         158.42%(3)           51.52%                76.96%               80.03%(3)
Net Assets, End of Period
   (000's)                     $94,340            $103,505              $102,056              $69,875

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                             SHORT-TERM GOVERNMENT FUND
                           SIX MONTHS ENDED                                PERIOD FROM
                              MARCH 31,             YEAR ENDED          APRIL 3, 2000(1)
                             (UNAUDITED)          SEPTEMBER 30,         TO SEPTEMBER 30,
                           ----------------  ------------------------  -------------------
                                 2003           2002         2001             2000
                           ----------------  -----------  -----------  -------------------
Net Assets Value,
   Beginning of period         $ 53.48        $ 53.10      $ 50.95          $ 50.00
                               -------        -------      -------          -------
Investment Activities:
  Net investment income /
     (loss)                        .59           1.74         2.55             1.50
  Net realized and
     unrealized gain /
     (loss)                        .01           1.18         2.45              .55
                               -------        -------      -------          -------
Total from Investment
   Activities                      .60           2.92         5.00             2.05
                               -------        -------      -------          -------
Distributions:
  Net investment income           (.88)         (1.79)       (2.60)           (1.10)
  Return of capital                 --             --           --               --
  Net realized gains              (.21)          (.75)        (.25)              --
                               -------        -------      -------          -------
Total Distributions              (1.09)         (2.54)       (2.85)           (1.10)
                               -------        -------      -------          -------
Net Asset Value,
   End of Period               $ 52.99        $ 53.48      $ 53.10          $ 50.95
                               =======        =======      =======          =======

Total Return (Note 3)             1.13%          5.72%       10.11%            4.14%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         0.73%(3)       0.73%        0.73%            0.73%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                          0.82%(3)       0.97%        0.91%            1.25%(3)

Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             2.35%(3)       3.55%        5.08%            5.89%(3)

Portfolio Turnover Rate          56.33%(3)      64.75%       48.30%           99.38%(3)

Net Assets, End of Period
   (000's)                     $34,653        $25,646      $16,826          $10,199

                                           HIGH YIELD BOND FUND
                           SIX MONTHS ENDED                      PERIOD FROM
                              MARCH 31,         YEAR ENDED     JULY 9, 2001(1)
                             (UNAUDITED)      SEPTEMBER 30,     SEPTEMBER 30,
                           ----------------  ----------------  ----------------
                                 2003              2002              2001
                           ----------------  ----------------  ----------------
Net Assets Value,
   Beginning of period         $ 23.48           $ 27.60           $ 30.30
                               -------           -------           -------
Investment Activities:
  Net investment income /
     (loss)                       1.09              2.39               .65
  Net realized and
     unrealized gain /
     (loss)                       1.36             (3.98)            (3.15)
                               -------           -------           -------
Total from Investment
   Activities                     2.45             (1.59)            (2.50)
                               -------           -------           -------
Distributions:
  Net investment income          (1.18)            (2.53)             (.20)
  Return of capital                 --                --                --
  Net realized gains                --                --                --
                               -------           -------           -------
Total Distributions              (1.18)            (2.53)             (.20)
                               -------           -------           -------
Net Asset Value,
   End of Period               $ 24.75           $ 23.48           $ 27.60
                               =======           =======           =======
Total Return (Note 3)            10.79%            (6.61%)           (8.31%)
RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                         1.20%(3)          1.22%             1.30%(3)
Ratio of Expenses to
   Average Net Assets -
   Gross                          1.20%(3)          1.22%             1.30%(3)
Ratio of Net Investment
   Income / (Loss) to
   Average Net Assets             9.21%(3)          8.86%             9.11%(3)
Portfolio Turnover Rate         207.57%(3)        185.02%           111.21%(3)
Net Assets, End of Period
   (000's)                     $18,016           $16,420           $18,850

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the Money Market Fund.

                                                       MONEY MARKET FUND
                                SIX MONTHS ENDED                                 PERIOD FROM
                                   MARCH 31,             YEAR ENDED           JUNE 28, 2000(1)
                                  (UNAUDITED)           SEPTEMBER 30,         TO SEPTEMBER 30,
                                ----------------  -------------------------  -------------------
                                      2003            2002         2001             2000
                                ----------------  ------------  -----------  -------------------
Net Assets Value,
  Beginning of period              $   1.00        $   1.00      $  1.00          $  1.00
                                   --------        --------      -------          -------
Investment Activities:
  Net investment income /
     (loss)                             .01             .02          .05              .02
  Net realized and unrealized
     gain / (loss)                       --              --           --               --
                                   --------        --------      -------          -------
Total from Investment
   Activities                           .01             .02          .05              .02
                                   --------        --------      -------          -------
Distributions:
  Net investment income                (.01)           (.02)        (.05)            (.02)
  Return of capital                      --              --           --               --
  Net realized gains                     --              --           --               --
                                   --------        --------      -------          -------
Total Distributions                    (.01)           (.02)        (.05)            (.02)
                                   --------        --------      -------          -------
Net Asset Value,
   End of Period                   $   1.00        $   1.00      $  1.00          $  1.00
                                   ========        ========      =======          =======

Total Return (Note 3)                  0.56%           1.64%        4.99%            1.64%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                 0.45%(3)        0.44%       .0.43%            0.45%(3)

Ratio of Expenses to Average
   Net Assets - Gross                  0.57%(3)        0.60%       .0.48%            0.54%(3)

Ratio of Net Investment Income
   / (Loss) to Average Net
   Assets                              1.14%(3)        1.62%        4.78%            6.41%(3)

Portfolio Turnover Rate                  --              --           --               --

Net Assets, End of Period
   (000's)                         $123,812        $120,401      $86,889          $64,489

-------------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                       MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
INDEPENDENT DIRECTORS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
NAME, AGE AND ADDRESS(1)             FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
George M. Callard, M.D.    Director                   Director since 1987        Professor of Clinical              22
(Age 69)                                                                         Surgery, University of
                                                                                 Cincinnati

Theodore H. Emmerich       Director                   Director since 1987        Consultant; former                 22
(76)                                                                             Partner, Ernst &
                                                                                 Whinney, Accountants

Yvonne L. Gray             Director                   Director since 1999        Chief Operating Officer,           22
(52)                                                                             United Way and Community
                                                                                 Chest; prior thereto,
                                                                                 Vice President/ Trust
                                                                                 Operations Officer, Fifth
                                                                                 Third Bank; former Audit
                                                                                 Manager, Price Waterhouse

David C. Phillips          Director                   Director since 2001        Co-Founder and Treasurer,          22
(64)                                                                             Cincinnati Works Inc.
                                                                                 (Job Placement); prior
                                                                                 thereto, Chief Executive
                                                                                 Officer, Downtown
                                                                                 Cincinnati Inc. (Economic
                                                                                 revitalization of
                                                                                 Cincinnati)

Mary W. Sullivan           Director                   Director since 2001        Attorney, Peck,                    22
(45)                                                                             Shaffer & Williams LLP


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
NAME, AGE AND ADDRESS(1)           DIRECTOR
-------------------------
George M. Callard, M.D.
(Age 69)

Theodore H. Emmerich       American Financial Group;
(76)                       former Director, Summit
                           Investment Trust (two
                           Portfolios)
Yvonne L. Gray
(52)

David C. Phillips          Meridian
(64)                       Bioscience, Inc.

Mary W. Sullivan           Franklin Savings and Loan
(45)                       Co.

INTERESTED DIRECTORS AND OFFICERS

                                                                                                              NUMBER OF
                                                               TERM OF                                      PORTFOLIOS IN
                                  POSITION(S)                OFFICE AND                                     FUND COMPLEX
                                   WITH THE                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY
NAME, AGE AND ADDRESS(1)             FUND                    TIME SERVED          DURING PAST FIVE YEARS      DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Harry Rossi*               Director                   Director since 1992        Director Emeritus, Union           22
(83)                                                                             Central; former Chairman,
                                                                                 President and Chief
                                                                                 Executive Officer, Union
                                                                                 Central, and Director,
                                                                                 Adviser

Steven R. Sutermeister*    Director, President and    Director since 1999        Senior Vice President,             22
(49)                       Chief Executive Officer                               Union Central; President
                                                                                 and Chief Executive
                                                                                 Officer, Adviser.

John F. Labmeier           Vice President and         Officer since 1990         Vice President, Associate          NA
1876 Waycross Rd.          Secretary                                             General Counsel and
(54)                                                                             Assistant Secretary,
                                                                                 Union Central; Vice
                                                                                 President and Secretary,
                                                                                 Carillon
                                                                                 Investments, Inc.;
                                                                                 Secretary, Adviser

Thomas G. Knipper          Controller and Treasurer   Officer since 1995         Treasurer, Adviser                 NA
(45)

John M. Lucas              Assistant Secretary        Officer since 1990         Second Vice President,             NA
1876 Waycross Rd.                                                                Counsel and Assistant
Cincinnati, OH 45240                                                             Secretary, Union Central
(52)


                                     OTHER
                                 DIRECTORSHIPS
                                    HELD BY
NAME, AGE AND ADDRESS(1)           DIRECTOR
-------------------------
Harry Rossi*               Carillon
(83)                       Investments, Inc.
Steven R. Sutermeister*    Carillon
(49)                       Investments, Inc.;
                           Summit Investment
                           Partners, Inc.
John F. Labmeier           NA
1876 Waycross Rd.
(54)
Thomas G. Knipper          NA
(45)
John M. Lucas              NA
1876 Waycross Rd.
Cincinnati, OH 45240
(52)

------------

(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202
* Messrs. Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

The Summit Pinnacle Series is distributed to insurance company's separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

                   EQUITY INDEX ACCOUNTS
                   S&P 500 Index Portfolio
                   S&P MidCap 400 Index Portfolio
                   Russell 2000 Small Cap Index Portfolio
                   Nasdaq-100 Index Portfolio

                   BALANCED INDEX ACCOUNT
                   Balanced Index Portfolio

                   MANAGED ACCOUNTS
                   Zenith Portfolio
                   Bond Portfolio

The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

                   EQUITY INDEX ACCOUNTS
                   S&P 500 Index Fund
                   S&P MidCap 400 Index Fund
                   Russell 2000 Small Cap Index Fund
                   Nasdaq-100 Index Fund
                   EAFE International Index Fund
                   Total Social Impact Fund

                   FIXED INCOME & BALANCED INDEX ACCOUNTS
                   Balanced Index Fund
                   Lehman Aggregate Bond Index Fund

                   MANAGED ACCOUNTS
                   Everest Fund
                   Bond Fund
                   Short-term Government Fund
                   High Yield Bond Fund

                   STABLE VALUE ACCOUNT
                   Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

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SMFI 573APEX  5/03